UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number:
811-23341
Name of Fund:
BlackRock Funds IV
BlackRock Systematic Multi-Strategy Fund

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809
Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Funds IV, 50 Hudson Yards, New York, NY 10001
Registrant's telephone number, including area code:
(800) 441-7762
Date of fiscal year end:
12/31/2026
Date of reporting period:
6/30/2026
Item 1 — Report to Stockholders
(a) The Report to Shareholders is attached herewith

BlackRock Systematic Multi-Strategy Fund

Institutional Shares | BIMBX

Semi-Annual Shareholder Report — June 30, 2026

This semi-annual shareholder report contains important information about BlackRock Systematic Multi-Strategy Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$46	0.92%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$7,997,975,058
Number of Portfolio Holdings	2,952
Portfolio Turnover Rate	116%
What did the Fund invest in?
(as of June 30, 2026)
Portfolio composition
Asset Type(a)(b)	Percent of Net Assets
Corporate Bonds	55.8%
Non-Agency Mortgage-Backed Securities	27.2%
U.S. Government Sponsored Agency Securities	11.1%
Common Stocks	8.0%
U.S. Treasury Obligations	2.5%
Asset-Backed Securities	1.3%
Capital Trusts	1.2%
Money Market Funds	0.2%
TBA Sale Commitments	(0.2)%
Liabilities in Excess of Other Assets	(7.1)
Industry allocation
	Percent of Total Investments(c)
Industry	Long	Short	Total
Financials	12.6%	3.1%	15.7%
Consumer Discretionary	7.3%	4.3%	11.6%
Industrials	6.2%	2.5%	8.7%
Health Care	6.0%	1.9%	7.9%
Information Technology	4.7%	2.8%	7.5%
Energy	4.5%	2.4%	6.9%
Consumer Staples	3.8%	2.2%	6.0%
Materials	4.1%	1.6%	5.7%
Communication Services	3.7%	1.3%	5.0%
Utilities	3.3%	1.0%	4.3%
Real Estate	1.8%	0.6%	2.4%
Other(d)	18.3%	—%	18.3%
	76.3	23.7	100.0
(a)	Excludes underlying investments in equity swaps.
(b)	Excludes short-term securities, short investments and options, if any.
(c)	Include the gross market values of long and short securities of the underlying derivative contracts and excludes short-term securities and options, if any.
(d)	Consist of Asset-Backed Securities (0.6%), Non-Agency Mortgaged-Backed Securities (12.6%) and U.S. Government Sponsored Agency Obligations (5.1%).
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Systematic Multi-Strategy Fund
Institutional Shares | BIMBX
Semi-Annual Shareholder Report — June 30, 2026
BIMBX-06/26-SAR

BlackRock Systematic Multi-Strategy Fund

Investor A Shares | BAMBX

Semi-Annual Shareholder Report — June 30, 2026

This semi-annual shareholder report contains important information about BlackRock Systematic Multi-Strategy Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$60	1.20%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$7,997,975,058
Number of Portfolio Holdings	2,952
Portfolio Turnover Rate	116%
What did the Fund invest in?
(as of June 30, 2026)
Portfolio composition
Asset Type(a)(b)	Percent of Net Assets
Corporate Bonds	55.8%
Non-Agency Mortgage-Backed Securities	27.2%
U.S. Government Sponsored Agency Securities	11.1%
Common Stocks	8.0%
U.S. Treasury Obligations	2.5%
Asset-Backed Securities	1.3%
Capital Trusts	1.2%
Money Market Funds	0.2%
TBA Sale Commitments	(0.2)%
Liabilities in Excess of Other Assets	(7.1)
Industry allocation
	Percent of Total Investments(c)
Industry	Long	Short	Total
Financials	12.6%	3.1%	15.7%
Consumer Discretionary	7.3%	4.3%	11.6%
Industrials	6.2%	2.5%	8.7%
Health Care	6.0%	1.9%	7.9%
Information Technology	4.7%	2.8%	7.5%
Energy	4.5%	2.4%	6.9%
Consumer Staples	3.8%	2.2%	6.0%
Materials	4.1%	1.6%	5.7%
Communication Services	3.7%	1.3%	5.0%
Utilities	3.3%	1.0%	4.3%
Real Estate	1.8%	0.6%	2.4%
Other(d)	18.3%	—%	18.3%
	76.3	23.7	100.0
(a)	Excludes underlying investments in equity swaps.
(b)	Excludes short-term securities, short investments and options, if any.
(c)	Include the gross market values of long and short securities of the underlying derivative contracts and excludes short-term securities and options, if any.
(d)	Consist of Asset-Backed Securities (0.6%), Non-Agency Mortgaged-Backed Securities (12.6%) and U.S. Government Sponsored Agency Obligations (5.1%).
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Systematic Multi-Strategy Fund
Investor A Shares | BAMBX
Semi-Annual Shareholder Report — June 30, 2026
BAMBX-06/26-SAR

BlackRock Systematic Multi-Strategy Fund

Investor C Shares | BMBCX

Semi-Annual Shareholder Report — June 30, 2026

This semi-annual shareholder report contains important information about BlackRock Systematic Multi-Strategy Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$94	1.90%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$7,997,975,058
Number of Portfolio Holdings	2,952
Portfolio Turnover Rate	116%
What did the Fund invest in?
(as of June 30, 2026)
Portfolio composition
Asset Type(a)(b)	Percent of Net Assets
Corporate Bonds	55.8%
Non-Agency Mortgage-Backed Securities	27.2%
U.S. Government Sponsored Agency Securities	11.1%
Common Stocks	8.0%
U.S. Treasury Obligations	2.5%
Asset-Backed Securities	1.3%
Capital Trusts	1.2%
Money Market Funds	0.2%
TBA Sale Commitments	(0.2)%
Liabilities in Excess of Other Assets	(7.1)
Industry allocation
	Percent of Total Investments(c)
Industry	Long	Short	Total
Financials	12.6%	3.1%	15.7%
Consumer Discretionary	7.3%	4.3%	11.6%
Industrials	6.2%	2.5%	8.7%
Health Care	6.0%	1.9%	7.9%
Information Technology	4.7%	2.8%	7.5%
Energy	4.5%	2.4%	6.9%
Consumer Staples	3.8%	2.2%	6.0%
Materials	4.1%	1.6%	5.7%
Communication Services	3.7%	1.3%	5.0%
Utilities	3.3%	1.0%	4.3%
Real Estate	1.8%	0.6%	2.4%
Other(d)	18.3%	—%	18.3%
	76.3	23.7	100.0
(a)	Excludes underlying investments in equity swaps.
(b)	Excludes short-term securities, short investments and options, if any.
(c)	Include the gross market values of long and short securities of the underlying derivative contracts and excludes short-term securities and options, if any.
(d)	Consist of Asset-Backed Securities (0.6%), Non-Agency Mortgaged-Backed Securities (12.6%) and U.S. Government Sponsored Agency Obligations (5.1%).
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Systematic Multi-Strategy Fund
Investor C Shares | BMBCX
Semi-Annual Shareholder Report — June 30, 2026
BMBCX-06/26-SAR

BlackRock Systematic Multi-Strategy Fund

Class K Shares | BKMBX

Semi-Annual Shareholder Report — June 30, 2026

This semi-annual shareholder report contains important information about BlackRock Systematic Multi-Strategy Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$40	0.81%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$7,997,975,058
Number of Portfolio Holdings	2,952
Portfolio Turnover Rate	116%
What did the Fund invest in?
(as of June 30, 2026)
Portfolio composition
Asset Type(a)(b)	Percent of Net Assets
Corporate Bonds	55.8%
Non-Agency Mortgage-Backed Securities	27.2%
U.S. Government Sponsored Agency Securities	11.1%
Common Stocks	8.0%
U.S. Treasury Obligations	2.5%
Asset-Backed Securities	1.3%
Capital Trusts	1.2%
Money Market Funds	0.2%
TBA Sale Commitments	(0.2)%
Liabilities in Excess of Other Assets	(7.1)
Industry allocation
	Percent of Total Investments(c)
Industry	Long	Short	Total
Financials	12.6%	3.1%	15.7%
Consumer Discretionary	7.3%	4.3%	11.6%
Industrials	6.2%	2.5%	8.7%
Health Care	6.0%	1.9%	7.9%
Information Technology	4.7%	2.8%	7.5%
Energy	4.5%	2.4%	6.9%
Consumer Staples	3.8%	2.2%	6.0%
Materials	4.1%	1.6%	5.7%
Communication Services	3.7%	1.3%	5.0%
Utilities	3.3%	1.0%	4.3%
Real Estate	1.8%	0.6%	2.4%
Other(d)	18.3%	—%	18.3%
	76.3	23.7	100.0
(a)	Excludes underlying investments in equity swaps.
(b)	Excludes short-term securities, short investments and options, if any.
(c)	Include the gross market values of long and short securities of the underlying derivative contracts and excludes short-term securities and options, if any.
(d)	Consist of Asset-Backed Securities (0.6%), Non-Agency Mortgaged-Backed Securities (12.6%) and U.S. Government Sponsored Agency Obligations (5.1%).
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Systematic Multi-Strategy Fund
Class K Shares | BKMBX
Semi-Annual Shareholder Report — June 30, 2026
BKMBX-06/26-SAR

 (b) Not Applicable

Item 2 – Code of Ethics – Not Applicable to this semi-annual report

Item 3 – Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 – Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 – Audit Committee of Listed Registrant – Not Applicable

Item 6 – Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 – Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.

June 30, 2026
2026 Semi-Annual Financial Statements and Additional Information (Unaudited)

BlackRock Strategic Global Bond Fund, Inc.
BlackRock Funds IV
• BlackRock Systematic Multi-Strategy Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

Table of Contents

The Benefits and Risks of Leveraging
The Funds may utilize leverage to seek to enhance returns and net asset value (“NAV”). However, there is no guarantee that these objectives can be achieved in all interest rate environments.
In general, the concept of leveraging is based on the premise that the financing cost of leverage, which is based on short-term interest rates, is normally lower than the income earned by each Fund on its longer-term portfolio investments purchased with the proceeds from leverage. To the extent that the total assets of each Fund (including the assets obtained from leverage) are invested in higher-yielding portfolio investments, each Fund’s shareholders benefit from the incremental net income.
The interest earned on securities purchased with the proceeds from leverage is distributed to each Fund’s shareholders, and the value of these portfolio holdings is reflected in each Fund’s per share NAV. However, in order to benefit shareholders, the return on assets purchased with leverage proceeds must exceed the ongoing costs associated with the leverage.  If interest and other ongoing costs of leverage exceed a Fund’s return on assets purchased with leverage proceeds, income to shareholders is lower than if the Funds had not used leverage.
Furthermore, the value of each Fund’s portfolio investments generally varies inversely with the direction of long-term interest rates, although other factors can also influence the value of portfolio investments. As a result, changes in interest rates can influence each Fund’s NAV positively or negatively in addition to the impact on each Fund’s performance from leverage. Changes in the direction of interest rates are difficult to predict accurately, and there is no assurance that a Fund’s leveraging strategy will be successful.
The use of leverage also generally causes greater changes in each Fund’s NAV and dividend rates than comparable portfolios without leverage. In a declining market, leverage is likely to cause a greater decline in the NAV of a Fund’s shares than if the Fund were not leveraged. In addition, each Fund may be required to sell portfolio securities at inopportune times or at distressed values in order to comply with regulatory requirements applicable to the use of leverage or as required by the terms of the leverage instruments, which may cause the Fund to incur losses. The use of leverage may limit a Fund’s ability to invest in certain types of securities or use certain types of hedging strategies. Each Fund incurs expenses in connection with the use of leverage, all of which are borne by each Fund’s shareholders and may reduce income.
Derivative Financial Instruments
The Funds may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Funds must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Funds’ successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Funds’ investments in these instruments, if any, are discussed in detail in the Notes to Consolidated Financial Statements.

The Benefits and Risks of Leveraging / Derivative Financial Instruments

Consolidated Schedule of Investments (unaudited)
June 30, 2026
BlackRock Strategic Global Bond Fund, Inc.
(Percentages shown are based on Net Assets)

Security		Par (000)	Value
Asset-Backed Securities
Australia(a)(b) — 0.1%
Latitude Australia Credit Card Master Trust, Series 2025-1, Class A, (1-Month BBSW + 1.15%), 5.45%, 11/22/37	AUD	500	$ 346,895
Panorama Auto Trust, Series 25-1, Class A, (1-Month BBSW + 0.97%), 5.27%, 03/15/33		326	225,455
RESIMAC Premier, Series 2025-1, Class A, (1-Month BBSW + 1.10%), 5.40%, 09/12/56		327	227,065
			799,415
Bermuda — 0.3%
Symphony CLO Ltd., Series 2023-40A, Class AR, (3- mo. CME Term SOFR + 1.31%), 4.98%, 01/05/38(b)(c)	USD	3,050	3,053,795
Cayman Islands(c) — 2.6%
Anchorage Capital CLO Ltd., Series 2016-8A, Class A1R3, (3-mo. CME Term SOFR + 1.29%), 4.96%, 10/27/38(b)		950	951,137
Apidos CLO LIII, Series 2025-53A, Class A1, (3-mo. CME Term SOFR + 1.32%), 5.00%, 07/20/38(b)		2,000	2,003,994
Barings CLO Ltd., Series 2020-1A, Class A1R2, (3-mo. CME Term SOFR + 1.26%), 4.93%, 01/15/38(b)		1,515	1,516,939
Carlyle U.S. CLO Ltd., Series 2024-6A, Class B, (3-mo. CME Term SOFR + 1.70%), 5.37%, 10/25/37(b)		2,500	2,506,452
Cedar Funding II CLO Ltd., Series 2013-1A, Class BR3, (3-mo. CME Term SOFR + 1.75%), 5.41%, 07/22/38(b)		1,000	1,001,909
Diameter Capital CLO Ltd., Series 2021-2A, Class A2R, (3-mo. CME Term SOFR + 1.80%), 5.47%, 10/15/37(b)		500	500,692
Dryden Senior Loan Fund, Series 2015-37A, Class AR, (3-mo. CME Term SOFR + 1.36%), 5.03%, 01/15/31(b)		44	44,509
Golub Capital Partners CLO Ltd., Series 2020-50A, Class BR2, (3-mo. CME Term SOFR + 1.50%), 5.18%, 04/20/35(b)		405	404,899
Loanpal Solar Loan Ltd., Series 2020-2GF, Class A, 2.75%, 07/20/47		63	53,443
OHA Credit Funding Ltd.(b)
Series 2022-12RA, Class C, (3-mo. CME Term SOFR + 1.80%), 5.48%, 07/20/37		1,000	1,001,756
Series 2024-17RA, Class A1, (3-mo. CME Term SOFR + 1.14%), 4.82%, 04/20/39		500	499,542
Orion CLO Ltd., Series 2025-5A, Class D1, (3-mo. CME Term SOFR + 3.05%), 6.73%, 07/20/38(b)		500	501,325
Park Blue CLO Ltd., Series 2022-2A, Class A1R, (3- mo. CME Term SOFR + 1.42%), 5.10%, 07/20/37(b)		2,000	2,003,201
Post CLO VI Ltd.(b)
Series 2024-2A, Class A1, (3-mo. CME Term SOFR + 1.42%), 5.10%, 01/20/38		2,000	2,004,362
Series 2024-2A, Class D1, (3-mo. CME Term SOFR + 3.20%), 6.88%, 01/20/38		1,000	1,004,378
Rad CLO Ltd., Series 2023-18A, Class A1R, (3-mo. CME Term SOFR + 1.40%), 5.07%, 07/15/37(b)		1,130	1,131,947
Signal Peak CLO Ltd., Series 2020-8A, Class A1R, (3-mo. CME Term SOFR + 1.39%), 5.07%, 10/20/37(b)		1,000	1,001,567
Security		Par (000)	Value
Cayman Islands (continued)
Sixth Street CLO XII Ltd., Series 2018-12A, Class BR2, (3-mo. CME Term SOFR + 1.60%), 5.28%, 01/17/39(b)	USD	325	$ 325,965
Symphony CLO XIX Ltd., Series 2018-19A, Class A, (3-mo. CME Term SOFR + 1.22%), 4.90%, 04/16/31(b)		11	10,942
Trimaran Cavu Ltd.(b)
Series 2021-2A, Class AR, (3-mo. CME Term SOFR + 1.02%), 4.69%, 10/25/34		1,375	1,374,255
Series 2021-2A, Class B1R, (3-mo. CME Term SOFR + 1.40%), 5.07%, 10/25/34		740	738,411
Trinitas CLO XII Ltd., Series 2020-12A, Class A1R2, (3-mo. CME Term SOFR + 1.05%), 4.72%, 04/25/33(b)		1,170	1,169,879
Warwick Capital CLO Ltd.(b)
Series 2024-4A, Class A1, (3-mo. CME Term SOFR + 1.40%), 5.08%, 07/20/37		1,000	1,001,500
Series 2025-6A, Class A1, (3-mo. CME Term SOFR + 1.43%), 5.11%, 07/20/38		1,000	1,001,749
			23,754,753
France(a)(b) — 0.0%
FCT Noria, Series 2025-1, Class B, (1-mo. EURIBOR + 0.90%), 3.14%, 07/25/43	EUR	100	114,204
Noria DE
Series 2024-DE1, Class B, (1-mo. EURIBOR + 0.95%), 3.19%, 02/25/43		66	74,632
Series 2024-DE1, Class C, (1-mo. EURIBOR + 1.25%), 3.49%, 02/25/43		65	74,638
			263,474
Germany(a)(b) — 0.0%
ECARAT DE SA Compartment Lease, Series 2026-1, Class C, (1-mo. EURIBOR + 1.15%), 3.39%, 10/25/34		100	114,259
FCT Autonoria DE, Series 2023-DE, Class B, (1-mo. EURIBOR + 1.15%), 3.39%, 01/26/43		27	30,406
Red & Black Auto Germany UG, Series 10, Class B, (1-mo. EURIBOR + 1.20%), 3.33%, 09/15/32		47	54,335
			199,000
Ireland(a)(b) — 0.1%
Arcano Euro CLO IV DAC, Series 4X, Class D, 01/17/39(d)		100	114,260
Arini European CLO X DAC, Series 10X, Class D, 07/15/40(d)		100	114,260
Avoca CLO XXII DAC, Series 22X, Class B1, (3-mo. EURIBOR + 1.30%), 3.50%, 04/15/35		100	114,071
CIFC European Funding CLO I DAC, Series 1X, Class DR, (3-mo. EURIBOR + 3.20%), 5.40%, 07/15/32		100	115,057
CVC Cordatus Loan Fund IV DAC, Series 4X, Class BR1, (3-mo. EURIBOR + 1.30%), 3.48%, 02/22/34		100	114,280
Fortuna Consumer Loan Abs DAC, Series 2026-1, Class E, (1-mo. EURIBOR + 3.50%), 5.49%, 10/18/37		100	114,465
Henley CLO XVII DAC, Series 17X, Class D, (3-mo. EURIBOR + 3.05%), 5.37%, 07/25/39		129	148,501
Providus CLO VI DAC, Series 6X, Class D, (3-mo. EURIBOR + 3.20%), 5.42%, 05/20/34		100	115,029

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock Strategic Global Bond Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Ireland (continued)
Silver Point Euro CLO 2 DAC, Series 2X, Class D, 01/15/39(d)	EUR	100	$ 114,260
Tikehau CLO XII DAC, Series 12X, Class D, (3-mo. EURIBOR + 3.25%), 5.49%, 10/20/38		100	115,302
Vehis Auto Leasing DAC, Series 2026-1, Class B, 9.33%, 06/25/34	PLN	500	132,915
			1,312,400
Italy(a)(b) — 0.2%
Asset-Backed European Securitisation Transaction Twenty-Four SRL, Series 2024-R, Class B, (1-mo. EURIBOR + 1.15%), 3.28%, 08/16/40	EUR	289	331,569
Auto ABS Italian Stella Loans SRL
Series 2024-1, Class B, (1-mo. EURIBOR + 1.20%), 3.41%, 12/29/36		74	84,509
Series 2025-1, Class B, (1-mo. EURIBOR + 1.00%), 3.21%, 12/28/40		146	167,306
Fulvia SPV SRL, Series 2025-1, Class B, (3-mo. EURIBOR + 0.90%), 3.23%, 12/23/41		82	93,132
Golden Bar Securitisation SRL
Series 2025-2, Class A1, (3-mo. EURIBOR + 0.67%), 3.06%, 12/20/44		376	428,900
Series 2025-2, Class B, (3-mo. EURIBOR + 0.90%), 3.29%, 12/22/44		88	100,849
Quarzo SRL, Series 2024-1, Class B, (3-mo. EURIBOR + 1.60%), 4.00%, 06/15/41		57	65,704
Sunrise Spv 98 SRL
Series 2026-1, Class C, (1-mo. EURIBOR + 1.25%), 3.46%, 04/27/51		100	113,665
Series 2026-1, Class D, (1-mo. EURIBOR + 1.50%), 3.71%, 04/27/51		100	113,898
			1,499,532
Jersey — 0.6%
AGL CLO Ltd., Series 2023-24A, Class A2R, (3-mo. CME Term SOFR + 1.71%), 5.38%, 03/31/38(b)(c)	USD	2,000	2,004,941
Hamlin Park CLO Ltd., Series 2024-1A, Class A, (3- mo. CME Term SOFR + 1.34%), 5.02%, 10/20/37(b)(c)		3,000	3,005,400
Vantage Data Centers Jersey Borrower SPV Ltd.(a)
Series 2024-1X, Class A2, 6.17%, 05/28/39	GBP	176	235,897
Series 2024-1X, Class B, 6.34%, 05/28/39		119	156,374
			5,402,612
Luxembourg(a)(b) — 0.2%
Asset-Backed European Securitisation Transaction Twenty-Three SARL, Series 2023, Class B, (1-mo. EURIBOR + 1.30%), 3.59%, 03/21/34	EUR	71	81,870
FACT SA/LU, Series 2024-1, Class B, (1-mo. EURIBOR + 1.05%), 3.34%, 09/22/31		100	114,651
First Mobility SARL - Compartment Swiss Lease, Series 2025-1, Class B, (1-mo. EURIBOR), 3.03%, 10/14/32		100	114,250
Golden Ray SA - Compartment 1, Series 1, Class A2, (1-mo. EURIBOR + 0.80%), 4.29%, 12/27/57		242	276,084
Pony SA, Series 2024-1, Class B, (1-mo. EURIBOR + 0.85%), 2.98%, 01/14/33		74	84,328
SC Austria SARL
Series 2025-1, Class C, (3-mo. EURIBOR + 1.45%), 3.62%, 07/25/41		100	114,916
Series 2025-1, Class D, (3-mo. EURIBOR + 1.80%), 3.97%, 07/25/41		100	114,771
Security		Par (000)	Value
Luxembourg (continued)
SC Germany SA Compartment Consumer
Series 2024-2, Class B, (1-mo. EURIBOR + 1.10%), 3.23%, 05/14/38	EUR	100	$ 114,354
Series 2025-1, Class B, (1-mo. EURIBOR + 0.95%), 3.08%, 12/14/38		100	113,977
Series 2025-2, Class B, (1-mo. EURIBOR + 0.95%), 3.08%, 12/15/38		300	341,969
Series 2025-2, Class D, (1-mo. EURIBOR + 1.50%), 3.63%, 12/15/38		100	114,007
TREVA Equipment Finance SA - Compartment, Series 2024-1, Class B, (1-mo. EURIBOR + 0.90%), 3.19%, 01/20/35		20	23,353
			1,608,530
Netherlands(a)(b) — 0.1%
Hill FL BV
Series 2025-1FL, Class B, (1-mo. EURIBOR + 0.95%), 3.16%, 10/18/32		306	349,985
Series 2026-1FL, Class C, (1-mo. EURIBOR + 1.25%), 3.46%, 06/18/34		117	133,686
Mila BV, Series 2025-1, Class B, (1-mo. EURIBOR + 0.85%), 2.94%, 10/12/42		100	113,753
			597,424
Portugal(a)(b) — 0.1%
GAMMA Sociedade de Titularizacao de Creditos SA Consumer Totta 3
Series 3, Class A, (3-mo. EURIBOR + 0.75%), 2.92%, 10/25/35		167	190,683
Series 3, Class B, (3-mo. EURIBOR + 1.20%), 3.37%, 10/25/35		83	95,473
TAGUS-Sociedade de Titularizacao de Creditos SA/Vasco Finance No. 3, Series 3, Class A, (1-mo. EURIBOR + 0.93%), 2.88%, 10/27/43		800	914,732
			1,200,888
Spain(a)(b) — 0.1%
Autonoria Spain FT, Series 2021-SP, Class B, (1-mo. EURIBOR + 0.80%), 3.04%, 01/31/39		28	31,548
Bbva Consumer Fondo de Titulizacion
Series 2026-1, Class B, (3-mo. EURIBOR + 0.95%), 3.17%, 05/20/39		187	213,698
Series 2026-1, Class D, (3-mo. EURIBOR + 2.50%), 4.72%, 05/20/39		94	107,036
Series 2026-1, Class E, (3-mo. EURIBOR + 3.50%), 5.72%, 05/20/39		94	107,058
Series 2026-1, Class F, (3-mo. EURIBOR + 5.10%), 7.32%, 05/20/39		94	106,780
Santander Consumo Fondo de Titulizacion, Series 8, Class B, (3-mo. EURIBOR + 1.20%), 3.40%, 01/21/40		100	114,277
Santander Consumo FT
Series 10, Class C, (3-mo. EURIBOR + 1.50%), 3.74%, 05/22/41		100	114,405
Series 10, Class D, (3-mo. EURIBOR + 1.90%), 4.14%, 05/22/41		100	114,461
			909,263
Sweden — 0.0%
SC Sweden I Sarl, Series 1, Class B, 3.37%, 12/25/39(a)(b)	SEK	1,280	132,005
United Kingdom(a) — 0.5%
Asimi Funding PLC(b)
Series 2025-1, Class A, (1-day SONIA GBP 0.95%), 4.68%, 05/16/32	GBP	72	96,472
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock Strategic Global Bond Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
United Kingdom (continued)
Asimi Funding PLC(b) (continued)
Series 2025-2, Class A, (1-day SONIA GBP 0.82%), 4.55%, 12/16/32	GBP	228	$ 302,286
Series 2025-2, Class B, (1-day SONIA GBP 1.20%), 4.93%, 12/16/32		133	176,959
Series 2025-2, Class E, (1-day SONIA GBP 2.80%), 6.53%, 12/16/32		76	100,454
Series 2025-2, Class F, (1-day SONIA GBP 4.80%), 8.53%, 12/16/32		76	100,788
Atlas Funding PLC, Series 2023-1, Class B, (1-day SONIA GBP 1.90%), 5.63%, 01/20/61(b)		100	133,007
Dowson PLC(b)
Series 2024-1, Class B, (1-day SONIA GBP 1.25%), 4.98%, 08/20/31		149	197,858
Series 2025-1, Class D, (1-day SONIA GBP 1.90%), 5.63%, 12/20/32		78	104,531
Edenbrook Mortgage Funding PLC, Series 2024-1, Class A, (1-day SONIA GBP 0.87%), 4.62%, 03/22/57(b)		204	270,609
Elstree Funding No. 5 PLC, Series 2005, Class A, (1- day SONIA GBP 0.85%), 4.58%, 08/21/61(b)		195	258,510
Hermitage PLC, Series 2024-1, Class B, (1-day SONIA GBP 1.25%), 4.98%, 04/21/33(b)		35	46,276
Hops Hill PLC, Series 5, Class B, (1-day SONIA GBP 1.00%), 4.73%, 06/21/56(b)		100	132,320
London Cards No. 3 PLC(b)
Series 3X, Class A, (1-day SONIA GBP 0.90%), 4.63%, 12/15/35		628	833,759
Series 3X, Class B, (1-day SONIA GBP 1.50%), 5.23%, 12/15/35		439	583,703
Mortimer Mix PLC, Series 2024-MIX, Class B, (1-day SONIA GBP 1.15%), 4.88%, 09/22/67(b)		100	132,831
Newday Funding Master Issuer PLC(b)
Series 2024-3X, Class B, (1-day SONIA GBP 1.30%), 5.03%, 11/15/32		100	133,091
Series 2025-2X, Class B, (1-day SONIA GBP 1.05%), 4.79%, 07/15/33		134	177,434
Oban Cards PLC, Series 2026-1, Class D, (1-day SONIA GBP 2.00%), 0.00%, 06/17/35(b)		100	133,284
Pavillion Consumer PLC, Series 2025-1X, Class C, (1-day SONIA GBP 1.60%), 5.33%, 01/25/36(b)		100	132,542
Polaris PLC, Series 2023-1, Class B, (1-day SONIA GBP 2.75%), 6.48%, 02/23/61(b)		160	213,136
Unique Pub Finance Co. PLC, Series 02, Class N, 6.46%, 03/30/32		56	76,844
Winchester PLC, Series 2001, Class B, (1-day SONIA GBP 1.20%), 4.94%, 10/21/56(b)		100	132,910
			4,469,604
United States(c) — 4.4%
Affirm Asset Securitization Trust
Series 2025-X1, Class C, 5.34%, 04/15/30	USD	100	100,066
Series 2025-X2, Class A, 4.45%, 10/15/30		77	77,294
Affirm Master Trust, Series 2025-1A, Class A, 4.99%, 02/15/33		225	225,855
ALLO Issuer LLC, Series 2026-1A, Class A2, 5.61%, 06/20/56		353	356,446
Aqua Finance Trust, Series 2021-A, Class A, 1.54%, 07/17/46		17	15,850
BHG Securitization Trust
Series 2021-A, Class A, 1.42%, 11/17/33		2	2,330
Security		Par (000)	Value
United States (continued)
BHG Securitization Trust (continued)
Series 2021-A, Class B, 2.79%, 11/17/33	USD	100	$ 98,726
BRAVO Residential Funding Trust, Series 2024-CES1, Class A1A, 6.38%, 04/25/54		703	706,417
College Avenue Student Loans LLC, Series 2023-B, Class A1A, 6.50%, 06/25/54		239	245,945
College Avenue Student Loans Trust, Series 2024-A, Class A1B, (30-day Avg SOFR + 1.75%), 5.38%, 06/25/54(b)		266	269,662
Compass Datacenters Issuer III LLC
Series 2026-1A, Class A21, 4.90%, 02/25/56		575	568,064
Series 2026-1A, Class A22, 5.29%, 02/25/56		347	343,279
Concord Music Royalties LLC, Series 2024-1A, Class A, 5.64%, 10/20/74		895	897,421
Consolidated Communications LLC/Fidium Fiber Finance Holdco LLC, Series 2025-4A, Class B, 5.77%, 12/20/55		758	756,777
DB Master Finance LLC, Series 2026-1A, Class A2I, 5.20%, 05/20/56		722	721,547
Domain Greenbough Partner, 14.57%, 01/23/32(e)		404	402,381
ELFI Graduate Loan Program LLC, Series 2023-A, Class A, 6.37%, 02/04/48		459	468,552
Enterprise Fleet Financing LLC, Series 2024-4, Class A4, 4.70%, 06/20/31		65	65,109
FIGRE Trust(b)
Series 2025-HE3, Class A, 5.56%, 05/25/55		1,506	1,507,496
Series 2026-HE2, Class A, 5.05%, 01/25/56		296	291,934
Firstlight Issuer LLC, Series 2026-1A, Class A2, 06/20/56(d)		298	299,269
Flatiron CLO LLC, Series 2023-1A, Class DR, (3-mo. CME Term SOFR + 2.70%), 6.38%, 04/17/36(b)		700	700,308
FNA 8 LLC, Series 2025-1, Class A, 5.62%, 03/15/45(b)		190	188,860
Foundation Finance Trust
Series 2021-2A, Class A, 2.19%, 01/15/42		67	63,919
Series 2023-2A, Class A, 6.53%, 06/15/49		173	177,194
Series 2024-2A, Class B, 4.93%, 03/15/50		74	73,317
Series 2025-3A, Class A, 4.56%, 08/15/52		300	296,947
Series 2025-3A, Class B, 4.87%, 08/15/52		270	267,883
Goldman Home Improvement Trust Issuer Trust
Series 2022-GRN1, Class A, 4.50%, 06/25/52		213	212,382
Series 2022-GRN2, Class A, 6.80%, 10/25/52		31	31,212
GoodLeap Home Improvement Solutions Trust
Series 2024-1A, Class A, 5.35%, 10/20/46		454	454,721
Series 2025-1A, Class A, 5.38%, 02/20/49		383	384,401
Series 2025-1A, Class B, 6.27%, 02/20/49		17	17,504
Series 2025-2A, Class A, 5.32%, 06/20/49		666	663,464
Series 2025-2A, Class B, 5.98%, 06/20/49		221	221,472
GoodLeap Sustainable Home Solutions Trust, Series 2021-3CS, Class A, 2.10%, 05/20/48		189	152,325
GreenSky Home Improvement Trust, Series 2024-1, Class A4, 5.67%, 06/25/59		189	191,560
Huntington Bank Auto Credit-Linked Notes(b)
Series 2024-1, Class B2, (30-day Avg SOFR + 1.40%), 5.01%, 05/20/32		96	96,427
Series 2024-2, Class B2, (30-day Avg SOFR + 1.35%), 4.96%, 10/20/32		180	180,686
Iskandar Enterprise LLC, Series 2026-1A, Class A21, 5.05%, 04/17/56		499	496,140
Lendmark Funding Trust
Series 2021-2A, Class B, 2.37%, 04/20/32		178	167,921

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock Strategic Global Bond Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
United States (continued)
Lendmark Funding Trust (continued)
Series 2024-1A, Class B, 5.88%, 06/21/32	USD	100	$ 100,499
Series 2024-2A, Class B, 4.86%, 02/21/34		100	99,640
Series 2025-1A, Class A, 4.94%, 09/20/34		316	316,404
Series 2026-1A, Class B, 5.09%, 11/20/35		129	127,944
Lmdv Issuer Co. LLC, Series 2026-1A, Class A2, 5.38%, 07/17/56		107	106,993
Lyra Music Assets Delaware LP
Series 2024-2A, Class A2, 5.76%, 12/22/64		388	390,791
Series 2025-1A, Class A2, 5.60%, 09/20/65		262	263,201
M&T Bank RV Trust, Series 2026-1A, Class A, 4.35%, 01/15/46		477	470,036
Mariner Finance Issuance Trust
Series 2024-AA, Class A, 5.13%, 09/22/36		241	241,844
Series 2024-BA, Class D, 6.36%, 11/20/38		100	101,251
Series 2025-AA, Class A, 4.98%, 05/20/38		469	469,715
Series 2025-AA, Class B, 5.33%, 05/20/38		172	172,622
Mosaic Solar Loan Trust, Series 2023-4, Class A, 6.40%, 05/20/53		166	165,034
Mtp Abs Funding LLC
Series 2026-1A, Class A2, 5.20%, 04/25/56		185	184,584
Series 2026-1A, Class B, 5.88%, 04/25/56		100	100,166
Navient Private Education Refi Loan Trust
Series 2020-CA, Class A2B, (1 mo. Term SOFR + 1.71%), 5.34%, 11/15/68(b)		263	265,119
Series 2021-DA, Class A, (Prime - 1.99%), 4.76%, 04/15/60(b)		117	114,182
Series 2024-A, Class A, 5.66%, 10/15/72		414	419,854
Navient Student Loan Trust
Series 2023-B, Class A1B, (30-day Avg SOFR + 1.70%), 5.29%, 03/15/72(b)		96	96,792
Series 2023-BA, Class A1A, 6.48%, 03/15/72		67	68,040
Nelnet Student Loan Trust
Series 2021-A, Class B1, 2.85%, 04/20/62		136	122,387
Series 2021-DA, Class B, 2.90%, 04/20/62		700	625,777
Series 2021-DA, Class C, 3.50%, 04/20/62		100	87,075
Series 2023-PL1A, Class A1A, (30-day Avg SOFR + 2.25%), 5.88%, 11/25/53(b)		62	62,747
Series 2025-AA, Class A1A, 5.07%, 03/15/57		1,034	1,031,979
Series 2025-AA, Class A1B, (30-day Avg SOFR + 1.10%), 4.69%, 03/15/57(b)		482	479,459
Series 2025-BA, Class A1B, (30-day Avg SOFR + 1.35%), 4.94%, 05/17/55(b)		863	864,812
Series 2025-BA, Class D, 6.04%, 05/17/55		345	336,954
Series 2025-CA, Class A1B, (30-day Avg SOFR + 1.35%), 4.96%, 06/22/65(b)		1,341	1,343,116
OHS Issuer LLC, Series 2026-1, Class A2, 5.98%, 02/25/61		428	416,471
OneMain Financial Issuance Trust
Series 2022-2A, Class B, 5.24%, 10/14/34		58	58,390
Series 2023-2A, Class D, 7.52%, 09/15/36		552	563,045
Series 2024-1A, Class A, 5.79%, 05/14/41		764	790,931
Point Broadband Funding LLC, Series 2025-1A, Class A2, 5.34%, 07/20/55		271	269,601
QTS Issuer ABS II LLC
Series 2025-1A, Class A2, 5.04%, 10/05/55		998	976,839
Series 2026-1A, Class A2, 5.36%, 01/05/56		809	798,995
Series 2026-4A, Class A2, 5.70%, 03/05/56		829	826,869
Regional Management Issuance Trust
Series 2021-2, Class B, 2.35%, 08/15/33		990	931,356
Security		Par (000)	Value
United States (continued)
Regional Management Issuance Trust (continued)
Series 2024-2, Class A, 5.11%, 12/15/33	USD	100	$ 100,139
Republic Finance Issuance Trust
Series 2024-B, Class A, 5.42%, 11/20/37		424	425,911
Series 2024-B, Class B, 5.86%, 11/20/37		152	152,847
Scooter S Coffee Issuer LLC, Series 2026-1A, Class A2, 6.38%, 05/20/56		438	439,436
Service Experts Issuer LLC
Series 2021-1A, Class A, 2.67%, 02/02/32		51	50,242
Series 2024-1A, Class A, 6.39%, 11/20/35		108	109,223
Sesac Finance LLC
Series 2024-1, Class A2, 6.42%, 01/25/54		50	49,910
Series 2025-1, Class A2, 5.50%, 07/25/55		364	353,707
SMB Private Education Loan Trust
Series 2024-A, Class A1B, (30-day Avg SOFR + 1.45%), 5.04%, 03/15/56(b)		586	590,036
Series 2024-A, Class B, 5.88%, 03/15/56		408	411,676
Series 2024-C, Class A1B, (30-day Avg SOFR + 1.10%), 4.69%, 06/17/52(b)		120	119,599
Sofi Consumer Loan Program Trust
Series 2026-B, Class A, 4.40%, 02/25/36		365	364,327
Series 2026-B, Class B, 4.90%, 02/25/36		455	452,942
Series 2026-B, Class C, 5.20%, 02/25/36		413	412,353
Series 2026-B, Class D, 5.56%, 02/25/36		405	402,032
SoFi Consumer Loan Program Trust
Series 2025-1, Class A, 4.80%, 02/27/34		217	216,968
Series 2025-1, Class B, 5.12%, 02/27/34		100	100,487
SoFi Personal Loan Trust
Series 2024-1, Class R1, 0.00%, 02/12/31		10	219,287
Series 2024-1A, Class A, 6.06%, 02/12/31		48	48,138
Subway Funding LLC, Series 2024-1A, Class A2II, 6.27%, 07/30/54		230	230,793
Summit Issuer LLC, Series 2025-1A, Class A2, 5.21%, 11/20/55		624	619,804
Taco Bell Funding LLC, Series 2025-1A, Class A2I, 4.82%, 08/25/55		229	226,222
Towd Point Mortgage Trust(b)
Series 2023-CES1, Class A2, 7.25%, 07/25/63		963	959,470
Series 2024-CES1, Class A1A, 5.85%, 01/25/64		811	811,288
Series 2024-CES2, Class A1A, 6.13%, 02/25/64		833	834,847
U.S. Bank NA, Series 2026-RVM1, Class B1, 4.96%, 12/25/46		585	577,333
UPG HI Issuer Trust, Series 2025-2, Class A, 5.00%, 09/25/47		183	181,643
Upgrade Master Pass-Thru Trust
Series 2025-ST4, Class A, 5.50%, 08/16/32		121	120,761
Series 2025-ST6, Class A, 4.61%, 10/15/32		340	339,254
Series 2025-ST7, Class A, 4.55%, 11/15/32		231	231,219
Series 2025-ST7, Class B, 4.98%, 11/15/32		204	203,511
Series 2025-ST8, Class B, 5.07%, 12/15/33		890	886,460
Series 2026-ST1, Class A, 4.24%, 03/15/34		236	235,894
UPX HIL Issuer Trust, Series 2025-1, Class A, 5.16%, 01/25/47		326	323,091
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock Strategic Global Bond Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
United States (continued)
Vantage Data Centers Issuer LLC, Series 2025-2A, Class A2, 5.24%, 11/15/55	USD	388	$ 376,761
VB-S1 Issuer LLC, Series 2026-1A, Class F, 6.84%, 03/15/56		491	493,641
			40,991,829
Total Asset-Backed Securities — 9.3% (Cost: $86,295,267)			86,194,524

	Shares
Common Stocks
Brazil — 0.0%
Azul SA, ADR(f)	16,451	147,894
Azul SA, ADR	5,326	47,881
		195,775
Canada — 0.0%
Algoma Steel Group, Inc.	26,292	106,482
Methanex Corp.	3,071	141,727
		248,209
Chile — 0.0%
Wom New Holdco(e)(f)	1,029	15,435
China — 0.0%
Alibaba Group Holding Ltd., ADR	822	78,895
Contemporary Amperex Technology Co. Ltd., Class H	1,618	145,748
Tencent Holdings Ltd.	1,548	85,423
		310,066
France — 0.0%
Altice France Lux 3(f)	517	10,185
EssilorLuxottica SA	600	112,663
Schneider Electric SE	572	187,173
		310,021
Germany — 0.0%
Innio NV(f)	116	4,588
Rheinmetall AG	85	96,711
		101,299
Italy — 0.1%
Intesa Sanpaolo SpA	32,835	225,684
UniCredit SpA	947	84,869
		310,553
Japan — 0.0%
Doutor Nichires Holdings Co. Ltd.	400	6,686
IDOM, Inc.	900	7,562
Keihan Holdings Co. Ltd.	400	7,837
Keisei Electric Railway Co. Ltd.	1,400	10,019
Nagoya Railroad Co. Ltd.	600	6,821
Nishimatsuya Chain Co. Ltd.	800	9,604
Ohsho Food Service Corp.	400	7,011
Ryohin Keikaku Co. Ltd.	600	13,115
Saizeriya Co. Ltd.	300	10,019
Sanrio Co. Ltd.	1,300	8,795
		87,469
Luxembourg — 0.0%
New Kleo Holdco(e)(f)	8,085	13,857
Security	Shares	Value
Spain — 0.0%
CaixaBank SA	10,555	$ 149,545
United Kingdom(f) — 0.1%
Fluidstack Ltd., Seres A(e)	3,757	609,461
Genius Sports Ltd.	16,197	98,154
		707,615
United States — 2.0%
Alphabet, Inc., Class C	923	326,124
Amazon.com, Inc.(f)	347	82,704
AMC Global Media, Inc., Class A(f)	12,148	121,237
Anduril Industries, Inc., (Acquired 04/28/26, Cost: $368,207), Preference Shares(e)(f)(g)	5,340	368,193
Anduril Industries, Inc., Series G, Preference Shares(e)(f)	3,592	247,668
Anthropic PBC, Series G(e)(f)	818	481,810
APA Corp.	4,600	149,822
Apple, Inc.	683	197,633
Applied Aerospace & Defense, Inc.(f)	308	7,016
Boeing Co.(f)	911	197,204
Boston Scientific Corp.(f)	882	37,644
Cadence Design Systems, Inc.(f)	401	150,503
Caesars Entertainment, Inc.(f)	3,619	109,221
Carrier Global Corp.	1,185	86,920
Century Communities, Inc.	2,891	207,169
Cerebras Systems, Inc., Class A(f)	24	5,304
Cheniere Energy, Inc.	736	175,911
Cirkul, Inc.(e)(f)	3	—
CoreWeave, Inc., Class A(f)	4,571	454,997
D.R. Horton, Inc.	819	133,399
Delta Air Lines, Inc.	1,881	176,174
DF Residential III LP(e)(f)	480,173	475,371
EagleRock Land LLC, Class A(f)	71	1,509
EchoStar Corp., Class A(f)	8,683	881,324
Eli Lilly & Co.	179	214,698
Fervo Energy Co., Class A(f)	331	9,675
Fifth Third Bancorp	1,605	90,474
First Solar, Inc.(f)	495	116,800
Flagstar Bank N.A.	47,137	704,227
Freeport-McMoRan, Inc.	907	57,041
Freewire Equity(e)(f)	6	—
GE Vernova, Inc.	285	334,835
General Electric Co.	941	351,680
Goldman Sachs Group, Inc.	194	196,206
HNG Hospitality Offshore LP, (Acquired 02/16/24, Cost: $538,000)(e)(f)(g)	538,000	371,220
KB Home	1,659	103,837
KLA Corp.	546	164,734
Lam Research Corp.	386	167,265
Marathon Petroleum Corp.	707	180,759
Meritage Homes Corp.	2,317	194,280
Micron Technology, Inc.	406	468,642
OpenAI, Series C(e)(f)	336	231,063
Palladyne AI Corp.(f)	305	1,854
PBF Energy, Inc., Class A	3,687	167,832
PG&E Corp.	10,514	176,845
QXO, Inc.(f)	3,691	63,780
Six Flags Entertainment Corp.(f)	5,335	113,636
SM Energy Co.	8,977	234,300
Solaris Energy Infrastructure, Inc., Class A	7,089	570,381
Sonder Holdings, Inc., Class A(f)	2,292	—
SpaceX, Class A(f)	31,115	5,316,309

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock Strategic Global Bond Fund, Inc.
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States (continued)
Synopsys, Inc.(f)	400	$ 178,428
Tesla, Inc.(f)	423	177,914
Trane Technologies PLC	254	124,755
True Anomaly, Inc., Series D(e)(f)	24,219	631,147
United Airlines Holdings, Inc.(f)	750	101,993
USA Rare Earth, Inc., Class A(f)	8,191	176,762
Valero Energy Corp.	365	95,061
Vertiv Holdings Co., Class A	452	151,339
Vistance Networks, Inc.	28,835	368,511
Walt Disney Co.	1,817	174,886
Wealthfront Corp.(f)	8,573	76,643
Williams Cos., Inc.	2,184	162,359
Zeitview, Series E3, Preference Shares(e)(f)	92,744	70,476
Zoom Communications, Inc., Class A(f)	345	29,777
		18,197,281
Total Common Stocks — 2.2% (Cost: $13,714,735)		20,647,125

		Par (000)
Corporate Bonds
Angola — 0.0%
Azule Energy Finance PLC, 8.25%, 01/22/31(c)	USD	200	200,190
Argentina(c) — 0.0%
Telecom Argentina SA, 9.25%, 05/28/33		177	188,701
Vista Energy Argentina SAU, 8.50%, 06/10/33		9	9,601
			198,302
Australia — 0.5%
AGL Energy Ltd., 5.77%, 09/30/35(a)	AUD	200	134,835
Ampol Ltd., (3-Month BBSW + 2.00%), 5.85%, 10/30/55(a)(b)		310	206,273
APA Infrastructure Ltd.
6.42%, 04/28/36		250	176,850
(3-Month BBSW + 2.00%), 6.37%, 04/28/56(b)		500	348,287
AusNet Services Holdings Pty. Ltd., (3-Month BBSW + 1.77%), 6.14%, 02/04/56(a)(b)		260	178,115
Australia & New Zealand Banking Group Ltd., (3-Month BBSW + 1.25%), 5.69%, 02/23/37(b)		500	346,026
Cdc Data Centres Australia Pty. Ltd., (3-Month BBSW + 2.40%), 6.87%, 06/12/56(b)		180	125,832
Fortescue Treasury Pty. Ltd., 4.38%, 04/01/31(c)	USD	56	53,279
Macquarie Bank Ltd., (3-Month BBSW + 1.32%), 5.77%, 08/20/36(a)(b)	AUD	560	387,053
Mineral Resources Ltd.(c)
9.25%, 10/01/28	USD	52	53,688
8.50%, 05/01/30		84	86,729
National Australia Bank Ltd., (3-Month BBSW + 1.70%), 5.77%, 07/30/40(a)(b)	AUD	500	338,732
NSW Electricity Networks Finance Pty. Ltd., (3-Month BBSW + 2.20%), 6.30%, 11/20/55(a)(b)		250	169,460
Oceana Australian Fixed Income Trust, A Note Upsize(e)
10.50%, 07/31/28		348	239,131
Class A, 12.50%, 07/31/26		248	171,926
Class A, 12.50%, 07/31/27		414	291,305
Security		Par (000)	Value
Australia (continued)
Pacific National Finance Pty. Ltd., 7.75%, 12/11/54(a)(b)	AUD	960	$ 673,403
Patrick Terminals Finance Pty. Ltd., 5.55%, 10/22/35(a)		480	320,238
Tabcorp Finance Pty. Ltd., 5.99%, 05/28/31(a)		500	340,512
Westpac Banking Corp., (3-Month BBSW + 1.33%), 6.09%, 02/12/41(b)		460	317,427
			4,959,101
Austria(a) — 0.0%
ams-OSRAM AG
10.50%, 03/30/29	EUR	71	85,963
7.25%, 05/31/32		100	117,692
			203,655
Belgium — 0.0%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.90%, 02/01/46	USD	133	121,166
Brazil — 0.2%
3R Lux SARL, 9.75%, 02/05/31(c)		200	209,630
Ambipar Lux SARL, 10.88%, 02/05/25(a)(f)(h)		310	69,750
MC Brazil Downstream Trading SARL, 7.25%, 06/30/31(c)		194	182,827
Petrobras Global Finance BV, 6.75%, 01/27/41		16	15,925
Raizen Fuels Finance SA, 6.70%, 02/25/37(a)(f)(h)		200	110,000
Samarco Mineracao SA(i)
(9.00% Cash or 9.00% PIK), 9.50%, 06/30/31(a)		573	576,029
(9.00% PIK), 9.50%, 06/30/31(c)		6	6,804
Suzano Austria GmbH
6.00%, 01/15/29		200	203,580
5.00%, 01/15/30		200	197,502
Vale Overseas Ltd., 6.40%, 06/28/54		174	177,306
			1,749,353
Canada — 0.5%
Air Canada Pass-Through Trust, Series 2020-1, Class C, 10.50%, 07/15/26(c)		302	302,103
Bombardier, Inc., 8.75%, 11/15/30(c)		86	90,907
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC(c)
6.25%, 09/15/27		74	74,038
5.00%, 06/15/29		65	61,895
4.88%, 02/15/30		93	86,546
Burger King (Restaurant Brands International, Inc.)/New Red Finance, Inc.(c)
6.13%, 06/15/29		100	101,500
4.00%, 10/15/30		84	79,300
Garda World Security Corp., 8.25%, 08/01/32(c)		94	96,193
HR Ottawa LP, 11.00%, 03/31/31(c)		1,869	2,065,394
NOVA Chemicals Corp., 5.25%, 06/01/27(c)		158	158,123
Open Text Corp., 3.88%, 12/01/29(c)		100	91,944
Prime Investment Partners Ltd., 11.00%, 05/01/30(e)		956	1,006,876
Rogers Communications, Inc., (5-year CMT + 2.65%), 7.00%, 04/15/55(b)		74	75,724
South Bow Canadian Infrastructure Holdings Ltd., (5- year CMT + 3.95%), 7.63%, 03/01/55(b)		100	104,733
Toucan FinCo Ltd./Toucan FinCo Can, Inc./Toucan FinCo U.S. LLC, 9.50%, 05/15/30(c)		191	180,029
			4,575,305
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock Strategic Global Bond Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Chile — 0.1%
Corp. Nacional del Cobre de Chile
3.15%, 01/14/30(a)	USD	200	$ 188,005
5.53%, 01/30/37(c)		209	206,398
WOM Chile Holdco SpA, (5.00% PIK), 5.00%, 04/01/32(c)(i)(j)		561	497,054
WOM Mobile SA, (5.50% Cash and 6.25% PIK), 11.00%, 04/01/31(c)(i)		336	346,973
			1,238,430
China — 0.3%
Alibaba Group Holding Ltd., 0.50%, 06/01/31(j)		61	71,950
Fantasia Holdings Group Co. Ltd., 11.88%, 06/01/23(a)(f)(h)		200	2,250
Fortune Star BVI Ltd.(a)
3.95%, 10/02/26	EUR	1,200	1,358,176
6.80%, 09/09/29	USD	800	791,632
Prosus NV(a)
3.68%, 01/21/30		200	191,290
3.06%, 07/13/31		200	181,680
			2,596,978
Colombia — 0.2%
ABRA Global Finance, (6.00% Cash + 8.00% PIK), 14.00%, 10/22/29(c)(i)		431	422,202
Ecopetrol SA
8.88%, 01/13/33		9	9,855
8.38%, 01/19/36		213	229,188
Gran Tierra Energy, Inc., 9.50%, 10/15/29(c)		212	193,982
Parex Resources, Inc., 8.50%, 05/11/31(c)		221	224,536
Promigas SA ESP/Gases del Pacifico SAC, 3.75%, 10/16/29(a)		400	377,204
			1,456,967
Cyprus — 0.0%
ASG Finance DAC, 9.75%, 05/15/29(a)		311	257,757
Czech Republic(a) — 0.1%
EP Infrastructure AS
1.82%, 03/02/31	EUR	455	472,995
4.13%, 02/27/33		503	567,980
			1,040,975
Denmark — 0.0%
SGL Group ApS, (3-mo. EURIBOR + 4.75%), 6.94%, 04/22/30(b)		100	111,369
TDC Brands A/S, 8.00%, 04/30/31(a)		100	115,808
			227,177
Finland(a) — 0.1%
Citycon Treasury BV, 5.38%, 07/08/31		100	109,868
Mehilainen Yhtiot OYJ, 5.13%, 06/30/32		300	345,742
			455,610
France — 0.8%
Airbus SE, 3.38%, 05/13/33(a)		645	735,143
Altice France SA, 5.63%, 07/15/32(a)		76	85,746
Atos Group(a)
8.13%, 05/21/31		100	112,954
9.73%, 12/18/26(k)		259	339,322
BNP Paribas SA, (3-mo. EURIBOR + 1.05%), 3.74%, 04/20/34(a)(b)		800	911,584
Credit Agricole SA, (3-mo. EURIBOR + 0.60%), 0.63%, 01/12/28(a)(b)		100	112,998
Security		Par (000)	Value
France (continued)
Elior Group SA, 5.63%, 03/15/30(a)	EUR	200	$ 224,557
Figeac Aero SA, (Acquired 07/16/25, Cost: $395,607), 7.79%, 07/23/30(e)(g)		340	381,686
Forvia SE, 5.50%, 06/15/31(a)		100	116,993
Goldstory SAS, 6.75%, 02/01/30(a)		100	116,903
iliad SA(a)
5.38%, 02/15/29		100	118,831
5.63%, 02/15/30		200	241,878
4.25%, 01/09/32		100	114,993
Kapla Holding SAS, (3-mo. EURIBOR + 3.00%), 5.20%, 04/30/33(a)(b)		100	115,516
Lion/Polaris Lux Midco SARL, (3-mo. EURIBOR + 3.63%), 5.94%, 07/01/29(a)(b)		100	114,912
Loxam SAS, 4.25%, 02/15/31(a)		100	113,963
New Immo Holding SA(a)
5.88%, 04/17/28		100	116,776
4.88%, 12/08/28		100	114,618
Opal Bidco SAS, 5.50%, 03/31/32(a)		105	123,689
Paprec Holding SA, 4.13%, 07/15/30(a)		113	128,766
Renault SA, 3.88%, 09/30/30(a)		100	114,035
Sabena technics SAS, (3-mo. EURIBOR + 5.00%), (Acquired 10/28/22, Cost: $294,052), 7.29%, 09/30/29(e)(g)		298	339,865
Worldline SA(a)
4.13%, 09/12/28		1,000	1,075,742
5.25%, 11/27/29		1,200	1,239,047
			7,210,517
Germany — 0.4%
alstria SARL, 5.50%, 03/20/31(a)		100	114,135
APCOA GmbH, 6.00%, 04/15/31(a)		100	115,861
Aroundtown SA(a)
0.00%, 07/16/26		100	114,107
3.50%, 05/13/30		100	112,547
Dynamo Newco II GmbH, 6.25%, 10/15/31(a)		100	107,868
Gruenenthal GmbH, 4.63%, 11/15/31(a)		100	114,853
HT Troplast GmbH, 9.38%, 07/15/28(a)		100	117,313
Lanxess AG, (6-mo. EURIBOR at 0.00% Floor + 9.50% and 12.00% Cash or 12.00% PIK), 12.00%, 04/01/31(e)(i)		445	404,470
Mahle GmbH(a)
6.50%, 05/02/31		100	119,084
7.13%, 07/15/32		100	120,355
Nidda Healthcare Holding GmbH(a)
5.38%, 10/23/30		100	114,847
(3-mo. EURIBOR + 3.25%), 5.53%, 10/15/32(b)		153	175,269
PrestigeBidCo GmbH, (3-mo. EURIBOR + 3.75%), 5.95%, 07/01/29(a)(b)		100	115,668
ProGroup AG, 5.13%, 04/15/29(a)		100	116,761
Schaeffler AG, 5.00%, 05/13/33(a)		100	115,637
TUI Cruises GmbH, 5.00%, 05/15/30(a)		100	115,933
Volkswagen Bank GmbH, 4.00%, 11/26/30(a)		400	460,943
Vonovia SE, Series B, 0.88%, 05/20/32(a)(j)		100	108,194
ZF Europe Finance BV(a)
7.00%, 06/12/30		200	242,954
5.50%, 02/17/32		100	113,040
ZF North America Capital, Inc., 7.13%, 04/14/30(c)	USD	150	151,183
			3,271,022

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock Strategic Global Bond Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Ghana — 0.0%
Tullow Holdco 2 Ltd., (15.00% PIK), 15.00%, 11/15/28(a)(i)	USD	47	$ 46,763
Greece(a)(b) — 0.0%
Eurobank SA, (1-year EURIBOR ICE Swap + 1.70%), 4.00%, 02/07/36	EUR	100	113,509
National Bank of Greece SA, (5-year EURIBOR ICE Swap + 3.15%), 5.88%, 06/28/35		211	256,116
			369,625
Hong Kong — 0.0%
Melco Resorts Finance Ltd., 7.63%, 04/17/32(c)	USD	200	205,006
Hungary — 0.0%
MVM Energetika Zrt, 7.50%, 06/09/28(a)		400	416,576
India — 0.9%
Acropolis Trade & Investments Ltd., (11.04% PIK), 11.04%, 04/02/30(c)(e)(i)		1,252	1,288,205
Axis Bank Ltd., 5.35%, 06/30/31(a)		200	200,978
Continuum Energy Aura Pte. Ltd., 9.50%, 02/24/27(a)		1,000	1,005,000
Continuum Energy Pte. Ltd., 5.00%, 09/11/27(c)(e)		449	446,338
IIFL Finance Ltd., 7.60%, 09/10/29(a)		200	201,250
India Cleantech Energy, 4.70%, 08/10/26(a)		330	328,676
Muthoot Finance Ltd.(a)
6.38%, 04/23/29		300	301,050
6.38%, 03/02/30		435	434,348
Power Finance Corp. Ltd., 5.32%, 06/30/31(a)		500	502,978
ReNew Pvt Ltd., 5.88%, 03/05/27(a)		200	199,424
Resurgent Trade & Investment Ltd., 9.52%, 12/01/27(e)		1,007	1,007,000
Sammaan Capital Ltd., 7.50%, 10/16/30(a)		815	822,131
Vedanta Resources Finance II PLC
10.88%, 09/17/29(a)		700	742,000
10.88%, 09/17/29(c)		200	212,000
11.25%, 12/03/31(c)		200	222,852
07/13/32(a)(d)		200	199,473
07/13/34(a)(d)		200	198,750
07/13/37(a)(d)		200	199,000
			8,511,453
Indonesia — 0.1%
Freeport Indonesia PT, 4.76%, 04/14/27(a)		200	199,928
Medco Maple Tree Pte. Ltd.
8.96%, 04/27/29(a)		500	515,125
8.96%, 04/27/29(c)		104	107,146
Nickel Industries Ltd., 9.00%, 09/30/30(a)		520	533,650
			1,355,849
Ireland — 0.0%
Cedacri SpA, (3-mo. EURIBOR + 5.50%), 7.78%, 05/15/28(a)(b)	EUR	150	165,785
GGAM Finance Ltd., 6.88%, 04/15/29(c)	USD	78	79,701
			245,486
Israel — 0.0%
Energean Israel Finance Ltd., 8.50%, 09/30/33(a)(c)		88	92,597
Energean PLC, 5.63%, 05/12/31(a)	EUR	100	113,865
Teva Pharmaceutical Finance Netherlands III BV, 7.88%, 09/15/29	USD	200	214,882
			421,344
Italy — 0.2%
Cesar Spa, 6.50%, 09/30/31(a)	EUR	122	142,603
Fedrigoni SpA, (3-mo. EURIBOR + 4.00%), 6.29%, 01/15/30(a)(b)		200	230,484
Security		Par (000)	Value
Italy (continued)
Fibercop SpA, 5.38%, 04/15/31(a)	EUR	100	$ 118,495
Gruppo San Donato SPA, 6.50%, 10/31/31(a)		100	112,919
IMA Industria Macchine Automatiche SpA, (3-mo. EURIBOR + 3.75%), 5.95%, 04/15/29(a)(b)		100	115,573
Itelyum Regeneration SpA, 5.75%, 04/15/30(a)		100	115,841
Kiko SpA, (3-mo. EURIBOR + 3.25%), 5.45%, 01/15/32(a)(b)		111	127,934
Multiversity SpA, (3-mo. EURIBOR + 4.25%), 6.40%, 05/17/31(a)(b)		100	115,249
Rossini SARL(a)
6.75%, 12/31/29		100	118,377
(3-mo. EURIBOR + 3.88%), 6.17%, 12/31/29(b)		43	49,324
TeamSystem SpA(a)
5.00%, 07/01/31		172	189,312
07/01/32(d)		100	114,080
Telecom Italia Capital SA, 7.72%, 06/04/38	USD	11	12,631
Unipol Assicurazioni SpA, 4.90%, 05/23/34(a)	EUR	100	120,189
			1,683,011
Jamaica — 0.0%
Digicel Group Holdings Ltd., Series 2B14, 0.00%, 12/31/30(c)(e)(l)	USD	71	4,262
Japan — 0.3%
Mizuho Financial Group, Inc., 07/13/32(b)(d)		500	500,470
Nissan Motor Co. Ltd.
5.25%, 07/17/29(a)	EUR	192	222,454
4.81%, 09/17/30(c)	USD	200	186,267
NTT Finance Corp.(a)(d)
11/01/38	EUR	490	563,596
06/20/31(b)	USD	200	199,828
SoftBank Group Corp.(a)
5.38%, 01/08/29	EUR	100	116,007
5.25%, 10/10/29		100	114,839
5.88%, 07/10/31		100	114,623
7.00%, 04/22/32		100	119,099
6.38%, 07/10/33		100	114,608
Sumitomo Mitsui Financial Group, Inc., 07/07/32(b)(d)	USD	425	425,018
			2,676,809
Jersey — 0.1%
Aston Martin Capital Holdings Ltd.
10.00%, 03/31/29(c)		200	155,607
10.38%, 03/31/29(a)	GBP	100	105,571
Deepocean Ltd., 6.00%, 04/08/31(a)	EUR	112	131,148
TER Finance Jersey Ltd., 04/09/32(d)		134	153,054
			545,380
Jordan — 0.0%
Hikma Finance USA LLC, 5.13%, 07/08/30(a)	USD	200	198,748
Kazakhstan — 0.1%
Kaspi.KZ JSC(c)
6.25%, 03/26/30		200	202,124
5.90%, 04/28/31		200	199,780
KazMunayGas National Co. JSC, 6.38%, 10/24/48(a)		200	200,380
			602,284
Luxembourg — 0.3%
Adler Financing SARL, Series 1L, (8.25% PIK), 8.25%, 12/31/28(i)	EUR	222	286,629
Breakwater Energy Holdings SARL, 9.25%, 11/15/30(a)	USD	250	263,770
CPI Property Group SA, 07/07/32(d)	EUR	100	108,793
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock Strategic Global Bond Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Luxembourg (continued)
Ephios Subco 3 SARL, 7.88%, 01/31/31(a)	EUR	100	$ 120,482
Essendi SA(a)
5.63%, 05/15/32		100	116,321
(3-mo. EURIBOR + 3.75%), 6.03%, 05/15/32(b)		200	232,038
Garfunkelux Holdco 3 SA, 9.00%, 09/01/28(a)		111	127,150
INEOS Finance PLC(a)
6.38%, 04/15/29		100	112,386
7.25%, 03/31/31		100	108,784
ION Platform Finance SARL(a)
7.88%, 05/01/29		126	129,587
6.50%, 09/30/30		131	120,150
6.88%, 09/30/32		109	92,280
Kleopatra Finco SARL, (6.00% PIK), 2.00%, 01/30/31(i)		82	78,368
Maxam Prill SARL, 6.00%, 07/15/30(a)		154	179,590
Summer BC Holdco B SARL, 5.88%, 02/15/30(a)		102	102,155
Vivion Investments SARL(a)
5.63%, 06/08/30		100	110,488
(6.50% PIK), 6.50%, 02/28/29(i)		123	141,451
			2,430,422
Macau — 0.2%
Studio City Finance Ltd., 5.00%, 01/15/29(a)	USD	488	466,869
Wynn Macau Ltd.
5.63%, 08/26/28(a)		704	698,157
5.63%, 08/26/28(c)		200	198,340
			1,363,366
Mexico — 0.3%
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple, 7.25%, 01/31/41(c)		198	200,702
Grupo Televisa SAB, 6.63%, 01/15/40		16	14,044
Petroleos Mexicanos
6.49%, 01/23/27		73	73,474
5.35%, 02/12/28		36	35,975
6.50%, 01/23/29		366	373,591
4.75%, 02/26/29(a)	EUR	164	190,197
8.75%, 06/02/29	USD	1,137	1,214,980
6.84%, 01/23/30		28	28,756
5.95%, 01/28/31		802	793,258
6.70%, 02/16/32		58	58,436
			2,983,413
Morocco(c) — 0.1%
OCP SA
6.75%, 05/02/34		202	212,473
7.50%, 05/02/54		200	216,790
			429,263
Netherlands — 0.3%
Boels Topholding BV, 5.75%, 05/15/30(a)	EUR	246	288,815
Q-Park Holding I BV, 5.13%, 03/01/29(a)		100	116,692
Sunrise FinCo I BV
4.88%, 07/15/31(c)	USD	200	189,142
4.63%, 05/15/32(a)	EUR	243	277,899
Trivium Packaging Finance BV, 12.25%, 01/15/31(c)	USD	200	221,067
Universal Music Group NV, 4.13%, 06/16/36(a)	EUR	490	566,943
VZ Secured Financing BV
5.00%, 01/15/32(c)	USD	201	175,910
Security		Par (000)	Value
Netherlands (continued)
VZ Secured Financing BV (continued)
5.25%, 01/15/33(a)	EUR	423	$ 460,459
VZ Vendor Financing II BV, 2.88%, 01/15/29(a)		170	187,657
			2,484,584
Nigeria — 0.0%
IHS Holding Ltd., 6.25%, 11/29/28(c)	USD	200	199,188
Norway — 0.0%
Athomstart Invest 1083 A/S, (3-mo. EURIBOR + 6.00%), 8.28%, 06/04/30(a)(b)(c)	EUR	100	115,059
Peru(c) — 0.0%
Pluspetrol Camisea SA/Pluspetrol Lote 56 SA, 6.24%, 07/03/36	USD	50	52,040
Volcan Cia Minera SAA, 8.50%, 10/28/32		16	16,494
			68,534
Philippines(a)(m) — 0.1%
ACEN Finance Ltd., 4.00%		267	159,666
San Miguel Global Power Holdings Corp.(b)
(5-year CMT + 6.40%), 8.13%		450	447,471
(5-year CMT + 7.12%), 8.38%		300	298,173
			905,310
Portugal — 0.0%
EDP Servicios Financieros Espana SA, 3.25%, 02/04/32(a)	EUR	200	225,957
Saudi Arabia — 0.1%
Saudi Arabian Oil Co., 4.75%, 06/02/30(c)	USD	200	199,000
Saudi Electricity Sukuk Programme Co.(a)
4.94%, 02/13/29		200	200,470
5.23%, 02/18/30		200	201,970
			601,440
Singapore(a) — 0.1%
Puma International Financing SA, 7.75%, 04/25/29		235	241,098
Trafigura Funding SA, 07/01/31(d)		200	197,396
			438,494
South Africa(a) — 0.0%
Sappi Papier Holding GmbH, 4.50%, 03/15/32	EUR	200	191,466
Transnet, 8.25%, 02/06/28	USD	200	207,640
			399,106
South Korea(a) — 0.1%
Hyundai Card Co. Ltd., 5.75%, 04/24/29		200	204,015
Mirae Asset Securities Co. Ltd., 07/06/29(d)		200	199,878
NH Investment & Securities Co. Ltd., 5.00%, 06/29/31		275	273,507
Shinhan Card Co. Ltd., (1-day SOFR + 0.82%), 4.46%, 12/24/29(b)		295	294,245
			971,645
Spain(a) — 0.1%
Abanca Corp. Bancaria SA, (5-year EURIBOR ICE Swap + 2.45%), 4.63%, 12/11/36(b)	EUR	100	116,995
Arena Luxembourg Finance SARL, (3-mo. EURIBOR + 2.50%), 4.65%, 05/01/30(b)		103	118,736
Cellnex Finance Co. SA, 3.88%, 01/19/36		200	225,771
Cirsa Finance International SARL, (3-mo. EURIBOR + 3.00%), 5.40%, 10/15/32(b)		100	115,279
			576,781

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock Strategic Global Bond Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Sweden — 0.0%
Intrum Investments And Financing AB, 8.00%, 09/11/27(a)	EUR	100	$ 114,327
Switzerland(a) — 0.0%
Dufry One BV, 4.63%, 06/11/33		100	115,138
gategroup Finance Luxembourg SA, 3.00%, 02/28/27	CHF	125	155,021
			270,159
Thailand(a) — 0.1%
Muangthai Capital PCL
6.88%, 09/30/28	USD	1,000	1,005,000
7.55%, 07/21/30		300	305,250
			1,310,250
Turkey(a) — 0.1%
Sisecam U.K. PLC, 8.25%, 05/02/29		200	204,313
TAV Havalimanlari Holding A/S, 8.50%, 12/07/28		200	206,062
Turkcell Iletisim Hizmetleri A/S, 7.65%, 01/24/32		200	206,972
			617,347
Ukraine — 0.1%
NAK Naftogaz Ukraine via Kondor Finance PLC, (7.13% PIK), 7.13%, 07/19/26(a)(i)	EUR	367	381,594
VF Ukraine PAT via VFU Funding PLC
9.63%, 02/11/27(a)	USD	150	150,045
9.63%, 02/11/27(c)		150	150,045
			681,684
United Arab Emirates — 0.0%
Alpha Star Holding VIII Ltd., 8.38%, 04/12/27(a)		200	201,250
United Kingdom — 0.8%
Allwyn Entertainment Financing U.K. PLC(a)
4.13%, 02/15/31	EUR	171	192,354
4.63%, 08/15/31		100	113,848
Amber Finco PLC, 6.63%, 07/15/29(a)		100	118,362
Ardonagh Finco Ltd.
6.88%, 02/15/31(a)		218	250,701
7.75%, 02/15/31(c)	USD	200	202,253
Avianca Midco 2 PLC, 9.00%, 12/01/28(a)		19	19,413
BCP V Modular Services Finance II PLC(a)
6.13%, 11/30/28	GBP	223	278,382
6.50%, 07/10/31	EUR	280	276,736
Bellis Acquisition Co. PLC, 8.13%, 05/14/30(a)	GBP	150	186,909
Biffa Group Holdings Ltd., 5.25%, 06/15/31(a)	EUR	100	114,550
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC, 5.63%, 02/15/32(a)		300	348,361
CD&R Firefly Bidco PLC, 8.63%, 04/30/29(a)	GBP	300	409,437
Connect Finco SARL/Connect U.S. Finco LLC, 9.00%, 09/15/29(c)	USD	200	210,449
ContourGlobal Power Holdings SA(a)
5.00%, 02/28/30	EUR	200	231,213
4.38%, 07/31/31		102	113,612
Deuce Finco PLC(a)
7.00%, 11/20/31	GBP	100	135,621
(3-mo. EURIBOR + 3.50%), 5.90%, 11/20/32(b)	EUR	100	116,098
EC Finance PLC, 3.25%, 10/15/26(a)		200	227,570
Edge Finco PLC, 8.13%, 08/15/31(a)	GBP	206	285,466
Froneri Lux FinCo SARL, 4.75%, 08/01/32(a)	EUR	100	111,511
Heathrow Finance PLC(a)(k)
3.88%, 03/01/27	GBP	100	131,273
4.13%, 09/01/29		130	161,940
HSBC Holdings PLC, (3-Month BBSW + 1.25%), 5.70%, 05/26/32(a)(b)	AUD	370	256,733
Security		Par (000)	Value
United Kingdom (continued)
Ithaca Energy North Sea PLC, 5.50%, 10/01/31(a)	EUR	200	$ 227,816
Just Group PLC, (5-year UK Government Bond + 2.05%), 6.50%, 09/30/37(a)(b)	GBP	100	133,618
Market Bidco Finco PLC, 8.75%, 01/31/31(a)		100	129,899
Mobico Group PLC, 4.88%, 09/26/31(a)	EUR	100	91,143
Neoen Finco PLC, 5.50%, 06/15/31(a)		100	116,395
Ocado Group PLC, 10.50%, 08/08/29(a)	GBP	100	137,069
OEG Finance PLC, 7.25%, 09/27/29(a)	EUR	200	236,629
Pinewood Finco PLC, 6.00%, 03/27/30(a)	GBP	155	205,627
Pinnacle Bidco PLC, 10.00%, 10/11/28(a)		100	137,781
Reckitt Benckiser Treasury Services PLC, 4.00%, 05/28/35(a)	EUR	500	581,739
SCC Power PLC, (4.00% Cash or 4.00% PIK), 4.00%, 05/17/32(c)(i)	USD	13	3,203
Severn Trent Utilities Finance PLC, 4.25%, 01/29/40(a)	EUR	220	249,728
Thames Water Utilities Finance PLC, 4.00%, 06/19/27(a)	GBP	100	75,276
Virgin Media Secured Finance PLC, 4.50%, 08/15/30(c)	USD	200	169,812
Vmed O2 U.K. Financing I PLC(a)
4.50%, 07/15/31	GBP	107	116,440
5.63%, 04/15/32	EUR	109	109,610
Zegona Finance PLC
8.63%, 07/15/29(c)	USD	200	208,862
01/15/32(a)(d)	EUR	100	114,697
			7,538,136
United States — 7.9%
AbbVie, Inc., 4.25%, 11/21/49	USD	66	53,878
Acadia Healthcare Co., Inc., 7.38%, 03/15/33(c)		100	102,942
Acrisure LLC/Acrisure Finance, Inc., 6.75%, 07/01/32(c)		100	89,882
Advance Auto Parts, Inc., 3.90%, 04/15/30		100	94,011
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(c)
3.50%, 03/15/29		100	94,999
5.63%, 03/31/32		100	96,681
Alliant Holdings Intermediate LLC/Alliant Holdings Co- Issuer, 7.38%, 10/01/32(c)		200	198,511
Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.00%, 06/01/29(c)		200	199,119
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL(a)
3.63%, 06/01/28	EUR	100	114,073
4.88%, 06/01/28	GBP	200	263,559
Alpha Generation LLC, 6.75%, 10/15/32(c)	USD	90	91,656
Alphabet, Inc.
4.50%, 05/11/45	EUR	470	548,866
5.50%, 02/15/46	USD	32	31,525
4.80%, 05/11/63	EUR	180	209,594
Amazon.com, Inc.
5.65%, 03/13/46	USD	85	84,144
3.25%, 05/12/61		16	9,834
4.10%, 04/13/62		79	58,483
5.55%, 11/20/65		76	71,012
AMC Global Media, Inc.
4.25%, 02/15/29		184	162,670
4.25%, 02/15/29(j)		53	56,379
10.50%, 07/15/32(c)		100	102,791
American Airlines Pass-Through Trust
Series 2019-1, Class AA, 3.15%, 08/15/33		57	53,757
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock Strategic Global Bond Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
United States (continued)
American Airlines Pass-Through Trust (continued)
Series 2019-1, Class B, 3.85%, 08/15/29	USD	41	$ 39,716
American Airlines Through Trust, Series 2025-1, Class B, 5.65%, 05/11/36		109	107,846
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/29(c)		100	100,194
American Axle & Manufacturing, Inc., 5.00%, 10/01/29		84	81,493
AmeriGas Partners LP/AmeriGas Finance Corp., 9.50%, 06/01/30(c)		100	107,302
Amgen, Inc.
4.66%, 06/15/51		31	26,339
5.75%, 03/02/63		12	11,636
Antero Midstream Partners LP/Antero Midstream Finance Corp., 6.63%, 02/01/32(c)		100	102,138
APLD ComputeCo 2 LLC, 6.75%, 03/15/31(c)		100	100,359
APLD ComputeCo LLC, 9.25%, 12/15/30(c)		100	107,878
Apple, Inc.
4.38%, 05/13/45		130	112,564
2.65%, 02/08/51		94	57,014
Aramark International Finance SARL, 4.38%, 04/15/33(a)	EUR	200	225,651
Arches Buyer, Inc., 4.25%, 06/01/28(c)	USD	93	91,138
Ardagh Group SA
9.50%, 12/01/30(a)		149	159,455
9.50%, 12/01/30(c)		100	106,886
(4.50% Cash + 7.50% PIK), 11.00%, 12/01/30(a)(i)	EUR	104	112,673
(5.00% Cash + 6.00% PIK), 11.00%, 12/01/30(c)(i)	USD	275	263,111
Aretec Group, Inc., 10.00%, 08/15/30(c)		64	67,413
Arsenal AIC Parent LLC, 11.50%, 10/01/31(c)		100	107,167
Asbury Automotive Group, Inc., 5.00%, 02/15/32(c)		11	10,521
Ascension Health, Series 2025, 4.92%, 11/15/35		150	148,145
Ashton Woods USA LLC/Ashton Woods Finance Co.(c)
4.63%, 08/01/29		37	35,629
4.63%, 04/01/30		97	92,028
6.88%, 08/01/33		66	65,417
AT&T, Inc.
3.65%, 06/01/51		20	13,598
3.55%, 09/15/55		70	45,076
ATI, Inc., 7.25%, 08/15/30		15	15,574
Avantor Funding, Inc.(c)
4.63%, 07/15/28		26	25,727
3.88%, 11/01/29		100	95,468
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 8.00%, 02/15/31(c)		55	55,541
Azorra Finance Ltd., 7.25%, 01/15/31(c)		40	41,097
Ball Corp., 6.00%, 06/15/29		100	101,610
Bank of America Corp., (3-mo. CME Term SOFR + 3.41%), 4.08%, 03/20/51(b)		460	364,263
Beach Acquisition Bidco LLC
5.25%, 07/15/32(a)	EUR	100	116,327
(10.00% Cash or 10.75% PIK), 10.00%, 07/15/33(c)(i)	USD	100	113,554
Beazer Homes USA, Inc., 8.00%, 01/15/32(c)		48	48,129
Beignet Investor LLC, 6.58%, 05/30/49(c)		4,640	4,733,509
Bigsky Co. Ltd., Class A2, (5.75% PIK), 10/20/35(d)(e)(i)		472	472,000
Block, Inc., 5.63%, 08/15/30(c)		100	100,250
Bond U.S. Bidco 1, Inc./Bidco 2/Bidco 3/German Bidco 1 GmbH/German Bidco 2, 6.50%, 06/15/33(a)	EUR	112	128,914
Boyd Gaming Corp., 4.75%, 06/15/31(c)	USD	53	51,179
Bracelet Holdings, Inc., 9.25%, 07/02/28(c)		536	533,538
Bristol-Myers Squibb Co., 3.90%, 03/15/62		82	58,884
Buckeye Partners LP, 6.88%, 07/01/29(c)		58	59,209
Builders FirstSource, Inc., 5.00%, 03/01/30(c)		56	54,897
Security		Par (000)	Value
United States (continued)
Caesars Entertainment, Inc.(c)
7.00%, 02/15/30	USD	104	$ 104,599
6.50%, 02/15/32		17	16,583
6.00%, 10/15/32		100	90,616
California Resources Corp., 7.00%, 01/15/34(c)		132	130,538
Canpack Group, Inc./CANPACK SA, 6.00%, 05/15/31(c)		200	201,134
Carvana Co., (9.00% PIK), 9.00%, 06/01/31(c)(i)		100	110,361
Caturus Energy LLC, 12.00%, 05/14/31(c)(e)		5,310	5,150,700
CCO Holdings LLC/CCO Holdings Capital Corp.(c)
6.38%, 09/01/29		80	79,919
4.75%, 03/01/30		141	133,689
4.75%, 02/01/32		43	38,355
7.00%, 02/01/33		118	115,721
4.50%, 06/01/33		130	112,785
4.25%, 01/15/34		100	84,653
7.38%, 02/01/36		100	98,068
Celanese U.S. Holdings LLC
6.50%, 04/15/30		62	63,186
7.55%, 11/15/30		52	55,118
6.75%, 04/15/33		100	101,868
Centene Corp., 4.25%, 12/15/27		217	215,860
Charter Communications Operating LLC/Charter Communications Operating Capital, 4.40%, 12/01/61		39	25,178
Chemours Co., 4.63%, 11/15/29(c)		100	95,448
Cheniere Energy, Inc., 6.00%, 07/30/56(c)		10	9,996
CHS/Community Health Systems, Inc.(c)
4.75%, 02/15/31		62	57,038
10.88%, 01/15/32		58	62,463
9.75%, 01/15/34		100	104,408
Churchill Downs, Inc., 5.50%, 04/01/27(c)		150	149,952
Cipher Compute LLC, 7.13%, 11/15/30(c)		9	9,356
Citigroup Global Markets Holdings, Inc., 0.00%, 06/17/29(b)(c)		933	933,000
Citigroup, Inc.
6.35%, 09/09/30(b)		3,095	3,026,792
5.92%, 12/11/30(b)		765	726,114
4.65%, 07/23/48		460	398,224
(3-mo. EURIBOR + 1.03%), 3.49%, 10/22/34(b)	EUR	243	273,642
Clarios Global LP/Clarios U.S. Finance Co.
4.75%, 06/15/31(a)		111	128,298
6.75%, 09/15/32(c)	USD	100	102,128
Clear Channel Outdoor Holdings, Inc., 7.13%, 02/15/31(c)		70	72,485
Cleveland-Cliffs, Inc.(c)
7.00%, 03/15/32		63	62,502
7.38%, 05/01/33		100	99,950
Cloud Software Group, Inc.(c)
6.50%, 03/31/29		96	93,147
9.00%, 09/30/29		167	162,096
8.25%, 06/30/32		100	93,725
Clydesdale Acquisition Holdings, Inc.(c)
8.75%, 04/15/30		106	104,559
6.75%, 04/15/32		76	73,766
Coca-Cola Co., 2.50%, 03/15/51		25	14,848
Cogent Communications Group LLC/Cogent Finance, Inc., 7.00%, 06/15/27(c)		31	30,786
Columbus McKinnon Corp., 7.13%, 02/01/33(c)		6	6,013
Comcast Corp.
5.35%, 05/15/53		50	43,113
2.99%, 11/01/63		14	7,283
Comstock Resources, Inc., 6.75%, 03/01/29(c)		100	98,176

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock Strategic Global Bond Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
United States (continued)
Cooper-Standard Automotive, Inc., 9.25%, 03/01/31(c)	USD	100	$ 100,785
Core Scientific, Inc., 0.00%, 06/15/31(c)(j)(l)		44	61,842
CoreWeave, Inc.
9.25%, 06/01/30(c)		67	67,435
9.75%, 10/01/31(c)		489	487,921
8.50%, 07/15/32(a)	EUR	149	167,572
CRC Insurance Group LLC, 7.13%, 06/01/31(c)	USD	100	99,681
Credit Acceptance Corp., 9.25%, 12/15/28(c)		3	3,124
Crescent Energy Finance LLC(c)
7.88%, 04/15/32		40	40,501
7.38%, 01/15/33		219	217,684
8.38%, 01/15/34		57	58,710
CrossCountry Intermediate HoldCo LLC, 6.75%, 12/01/32(c)		100	96,547
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 09/30/26		72	71,870
CSC Holdings LLC(c)
11.25%, 05/15/28		200	128,990
11.75%, 01/31/29		200	123,024
Cushman & Wakefield U.S. Borrower LLC, 6.75%, 05/15/28(c)		11	11,009
CVR Energy, Inc., 7.50%, 02/15/31(c)		35	34,833
Darling Global Finance BV, 4.50%, 07/15/32(a)	EUR	100	115,223
Darling Ingredients, Inc., 6.00%, 06/15/30(c)	USD	100	100,656
DaVita, Inc.(c)
4.63%, 06/01/30		100	96,876
6.88%, 09/01/32		100	103,132
Delek Logistics Partners LP/Delek Logistics Finance Corp., 8.63%, 03/15/29(c)		10	10,394
Directv Financing LLC, 8.88%, 02/01/30(c)		65	66,153
Directv Financing LLC/Directv Financing Co-Obligor, Inc.(c)
10.00%, 02/15/31		100	103,770
9.25%, 06/01/32		66	67,059
Discovery Communications LLC
5.00%, 09/20/37		100	78,500
6.35%, 06/01/40		100	83,000
Discovery Global Holdings, Inc.
3.76%, 03/15/27		475	470,841
4.05%, 03/15/29		100	99,007
DISH Network Corp., 3.38%, 08/15/26(j)		72	69,336
DTE Electric Co., Series B, 5.55%, 03/01/56		15	14,643
EchoStar Corp.
(6.75% Cash or 6.75% PIK), 6.75%, 11/30/30(i)		104	105,434
10.75%, 11/30/29		100	108,062
Elevance Health, Inc., 5.13%, 02/15/53		52	46,508
ELK Grove Village Property LLC, 7.50%, 06/15/31(c)		37	37,250
EMRLD Borrower LP/Emerald Co-Issuer, Inc.
6.38%, 12/15/30(a)	EUR	108	127,510
6.75%, 07/15/31(c)	USD	38	39,332
Encompass Health Corp., 4.75%, 02/01/30		57	56,143
Encore Capital Group, Inc., 4.25%, 06/01/28(a)	GBP	101	129,958
Energizer Holdings, Inc., 4.38%, 03/31/29(c)	USD	79	76,479
Entegris, Inc., 5.95%, 06/15/30(c)		100	101,015
EquipmentShare.com, Inc.(c)
9.00%, 05/15/28		49	49,986
8.00%, 03/15/33		31	31,736
Fair Isaac Corp., 4.00%, 06/15/28(c)		100	97,824
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., 6.75%, 01/15/30(c)		51	50,016
FirstCash, Inc., 6.88%, 03/01/32(c)		72	73,986
FirstEnergy Transmission LLC, 4.55%, 04/01/49(c)		83	69,374
Fiserv, Inc., 4.25%, 06/23/34	EUR	290	331,329
Security		Par (000)	Value
United States (continued)
Five Point Operating Co. LP, 8.00%, 10/01/30(c)	USD	27	$ 27,640
Florida Power & Light Co., 2.88%, 12/04/51		95	59,569
FMC Corp., 8.00%, 06/01/31(c)		449	467,314
Focus Financial Partners LLC, 6.75%, 09/15/31(c)		26	26,162
Ford Motor Credit Co. LLC, 5.13%, 11/05/26		340	340,400
Freedom Mortgage Holdings LLC(c)
9.25%, 02/01/29		100	103,338
9.13%, 05/15/31		29	29,983
FS KKR Capital Corp., 6.88%, 08/15/29		100	100,193
FTAI Aviation Investors LLC, 7.00%, 05/01/31(c)		68	70,431
Full House Resorts, Inc., 8.25%, 02/15/28(c)		50	48,875
Gaia Purchaser, Inc., 07/15/33(c)(d)		12	12,138
Gap, Inc., 3.88%, 10/01/31(c)		80	72,895
Gen Digital, Inc., 6.75%, 09/30/27(c)		94	94,284
Genesis Energy LP/Genesis Energy Finance Corp., 8.00%, 05/15/33		60	62,410
GEO Group, Inc., 8.63%, 04/15/29		100	104,177
GFL Environmental, Inc., 4.00%, 08/01/28(c)		100	97,636
Gilead Sciences, Inc., 2.80%, 10/01/50		78	49,226
Goldman Sachs Bank USA, Series BKNT, 6.60%, 09/12/30(b)(e)		3,095	2,999,983
Goldman Sachs Group, Inc., (1-day SOFR + 1.63%), 3.44%, 02/24/43(b)		460	351,894
Goodyear Tire & Rubber Co., 5.63%, 04/30/33		165	143,753
Granite Ridge Resources, Inc., 8.88%, 11/05/29(c)		1,170	1,158,766
Gray Media, Inc., 9.63%, 07/15/32(c)		160	154,424
Group 1 Automotive, Inc., 6.38%, 01/15/30(c)		69	69,866
GS Finance Corp.(b)
5.95%, 01/15/31		2,200	2,115,313
6.11%, 02/17/31		592	572,519
7.35%, 02/17/31		1,231	1,196,952
6.70%, 05/14/31(a)(c)(e)	EUR	1,390	1,588,214
HCA, Inc., 6.20%, 03/01/55	USD	33	33,599
Herc Holdings, Inc., 7.00%, 06/15/30(c)		147	152,228
Hertz Corp., (3.37% Cash + 3.37% PIK), 6.75%, 07/01/30(c)(i)(j)		36	33,631
Hess Midstream Operations LP, 5.88%, 03/01/28(c)		113	113,798
Hilcorp Energy I LP/Hilcorp Finance Co.(c)
6.00%, 02/01/31		94	91,052
6.88%, 05/15/34		111	108,000
Hilton Domestic Operating Co., Inc.(c)
3.63%, 02/15/32		20	18,305
5.88%, 03/15/33		145	146,327
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc.(c)
5.00%, 06/01/29		99	96,627
4.88%, 07/01/31		2	1,880
HLF Financing SARL LLC/Herbalife International, Inc., 4.88%, 06/01/29(c)		100	93,621
Home Depot, Inc., 5.40%, 06/25/64		39	37,084
HUB International Ltd., 7.25%, 06/15/30(c)		100	102,624
Huntsman International LLC, 2.95%, 06/15/31		100	89,884
iHeartCommunications, Inc., 7.75%, 08/15/30(c)		75	69,960
ION Platform Finance U.S., Inc., 7.88%, 09/30/32(c)		200	144,909
ION Platform Finance U.S., Inc./ION Platform Finance SARL(c)
4.63%, 05/01/28		84	76,442
5.75%, 05/15/28		70	64,252
IQVIA, Inc.
5.00%, 10/15/26(c)		203	202,887
4.63%, 06/15/33(a)	EUR	100	115,928
Iron Mountain, Inc.
7.00%, 02/15/29(c)	USD	70	71,322
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock Strategic Global Bond Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
United States (continued)
Iron Mountain, Inc. (continued)
5.63%, 07/15/32(c)	USD	100	$ 98,843
4.75%, 01/15/34(a)	EUR	117	132,796
ITT Holdings LLC, 6.50%, 08/01/29(c)	USD	11	10,871
Jane Street Group/JSG Finance, Inc., 7.13%, 04/30/31(c)		116	119,939
Jefferies Finance LLC/JFIN Co-Issuer Corp., 5.00%, 08/15/28(c)		200	193,113
JetBlue Airways Corp./JetBlue Loyalty LP, 9.88%, 09/20/31(c)		100	90,571
JetBlue Pass-Through Trust, Series 2019-1, Class AA, 2.75%, 11/15/33		56	49,233
JPMorgan Chase & Co.(b)
(1-day SOFR + 1.58%), 3.33%, 04/22/52		307	212,495
(1-day SOFR + 2.44%), 3.11%, 04/22/51		307	205,449
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc., 9.00%, 02/15/29(c)		53	55,483
Kohl’s Corp., 5.13%, 05/01/31		115	102,806
Kronos International, Inc., 9.50%, 03/15/29(a)	EUR	105	117,781
Lamar Media Corp., 4.88%, 01/15/29	USD	113	112,084
LCM Investments Holdings II LLC, 8.25%, 08/01/31(c)		55	57,306
Lessen Holdings, Inc., 12.23%, 01/05/28(c)(e)(f)(h)		792	591,400
Level 3 Financing, Inc.(c)
7.00%, 03/31/34		10	10,311
8.50%, 01/15/36		100	107,383
7.50%, 02/15/37		14	14,369
LGI Homes, Inc.(c)
8.75%, 12/15/28		131	135,371
7.00%, 11/15/32		304	302,103
Light & Wonder International, Inc.(c)
7.25%, 11/15/29		31	31,560
7.50%, 09/01/31		90	93,282
Live Nation Entertainment, Inc., 4.75%, 10/15/27(c)		50	49,890
Magnera Corp., 7.25%, 11/15/31(c)		100	97,625
Mastercard, Inc., 3.85%, 03/26/50		103	79,804
Match Group Holdings II LLC, 4.13%, 08/01/30(c)		56	52,705
Mauser Packaging Solutions Holding Co., 9.25%, 04/15/30(c)		120	118,056
McGraw-Hill Education, Inc., 7.38%, 09/01/31(c)		80	81,304
Medline Borrower LP, 5.25%, 10/01/29(c)		100	99,389
Medtronic Global Holdings SCA, 1.75%, 07/02/49	EUR	100	70,468
Meridian Arc Holdco LLC, 6.25%, 04/30/31(c)	USD	726	727,626
Meta Platforms, Inc., 5.75%, 05/15/63		36	32,410
MGM Resorts International, 6.13%, 09/15/29		100	100,981
Michaels Cos., Inc., 8.50%, 03/15/33(c)		100	99,049
Microsoft Corp., 2.50%, 09/15/50		104	61,396
Millrose Properties, Inc., 6.38%, 08/01/30(c)		100	101,355
MKS, Inc., 4.25%, 02/15/34(a)	EUR	144	162,484
Molina Healthcare, Inc., 3.88%, 11/15/30(c)	USD	100	93,255
Morgan Stanley(b)
(1-day SOFR + 1.43%), 2.80%, 01/25/52		460	285,713
(1-day SOFR + 1.78%), 5.90%, 03/13/47		82	82,876
Morgan Stanley Finance LLC, 6.18%, 05/08/31(b)(c)(e)	EUR	2,271	2,559,165
MPT Operating Partnership LP/MPT Finance Corp.
0.99%, 10/15/26		105	117,696
7.00%, 02/15/32(a)		100	114,854
NCL Corp. Ltd., 6.75%, 02/01/32(c)	USD	100	99,775
NCR Atleos Corp., 9.50%, 04/01/29(c)		21	22,392
Neptune Bidco U.S., Inc.(c)
10.38%, 05/15/31		91	94,314
9.50%, 02/15/33		100	101,106
New Generation Gas Gathering LLC, 8.91%, 09/30/29(c)(e)		832	837,677
Security		Par (000)	Value
United States (continued)
Newell Brands, Inc.
6.63%, 09/15/29	USD	16	$ 16,267
6.38%, 05/15/30		100	101,360
Nexstar Media, Inc., 7.25%, 04/15/34(c)		100	99,748
Nissan Motor Acceptance Co. LLC, 5.63%, 09/29/28(c)		47	46,892
Noble Finance II LLC, 8.00%, 04/15/30(c)		79	81,856
Northern Oil & Gas, Inc., 7.88%, 10/15/33(c)		83	82,472
Novelis Corp.(c)
6.88%, 01/30/30		100	102,518
3.88%, 08/15/31		25	22,771
NRG Energy, Inc.(c)
4.45%, 06/15/29		40	39,399
5.75%, 07/15/29		200	200,046
OAK-Eagle Acquireco, Inc., 7.25%, 07/01/33(c)		47	49,167
Olin Corp., 5.63%, 08/01/29		100	99,264
Olympus Water U.S. Holding Corp.
4.25%, 10/01/28(c)		201	194,960
6.13%, 02/15/33(a)	EUR	104	119,567
ONE Gas, Inc., 2.00%, 05/15/30	USD	35	31,757
Oracle Corp.
6.90%, 11/09/52		76	72,869
3.85%, 04/01/60		73	42,872
Outfront Media Capital LLC/Outfront Media Capital Corp., 4.63%, 03/15/30(c)		83	80,500
Owens-Brockway Glass Container, Inc., 7.25%, 05/15/31(c)		12	11,859
Pacific Gas and Electric Co., 5.90%, 10/01/54		42	39,665
Paramount Global, (3-mo. SOFR US + 4.16%), 6.25%, 02/28/57(b)		78	63,278
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer(c)
4.88%, 05/15/29		166	162,310
7.00%, 02/01/30		76	77,807
PennyMac Financial Services, Inc.(c)
7.13%, 11/15/30		100	101,338
6.75%, 02/15/34		100	95,992
Performance Food Group, Inc., 4.25%, 08/01/29(c)		100	97,067
Permian Resources Operating LLC, 7.00%, 01/15/32(c)		100	103,430
Pfizer Investment Enterprises Pte. Ltd., 5.34%, 05/19/63		31	28,519
Pilgrim’s Pride Corp., 3.50%, 03/01/32		131	119,423
Pioneer Opco LLC, 7.00%, 05/15/33(c)		59	60,039
Post Holdings, Inc.(c)
6.38%, 03/01/33		100	99,237
6.50%, 03/15/36		100	98,864
Prestige Brands, Inc., 3.75%, 04/01/31(c)		94	86,263
Quikrete Holdings, Inc., 6.38%, 03/01/32(c)		87	88,842
QXO Building Products, Inc.(c)
6.50%, 07/15/31		24	24,460
6.75%, 04/30/32		30	30,977
Resort Communities LoanCo LP, (13.00% PIK), 13.00%, 11/21/28(c)(e)(f)(h)(i)		2,522	2,566,472
Reworld Holding Corp., 4.88%, 12/01/29(c)		52	49,596
RHP Hotel Properties LP/RHP Finance Corp., 6.50%, 04/01/32(c)		85	86,978
RLJ Lodging Trust LP, 3.75%, 07/01/26(c)		104	104,000
Rocket Cos., Inc., 7.13%, 02/01/32(c)		126	130,779
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.88%, 03/01/31(c)		35	32,752
Rocket Software, Inc., 9.00%, 11/28/28(c)		100	99,403
Ryan Specialty LLC, 4.38%, 02/01/30(c)		39	37,581
SBA Communications Corp., 3.88%, 02/15/27		88	87,501

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock Strategic Global Bond Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
United States (continued)
SCIL IV LLC/SCIL USA Holdings LLC, 9.50%, 07/15/28(a)	EUR	150	$ 176,751
Scotts Miracle-Gro Co., 4.00%, 04/01/31	USD	82	76,857
Seagate Data Storage Technology Pte. Ltd., 9.63%, 12/01/32(c)		43	47,413
Select Medical Corp., 6.25%, 12/01/32(c)		71	68,973
Sensata Technologies, Inc., 4.38%, 02/15/30(c)		75	72,947
Service Properties Trust
0.00%, 09/30/28(c)(l)		222	205,841
4.95%, 10/01/29		100	94,204
8.88%, 06/15/32		392	403,588
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 5.50%, 05/15/33(a)	EUR	109	121,919
Sinclair Television Group, Inc., 8.13%, 02/15/33(c)	USD	100	102,717
Sirius XM Radio LLC(c)
5.00%, 08/01/27		65	64,913
4.00%, 07/15/28		100	97,378
3.88%, 09/01/31		35	31,791
Six Flags Entertainment Corp., 7.25%, 05/15/31(c)		33	32,807
Six Flags Entertainment Corp/Canada’s Wonderland Co/Millennium Operations LLC, 8.63%, 01/15/32(c)		152	156,511
SM Energy Co.(c)
6.75%, 08/01/29		30	30,547
8.63%, 11/01/30		121	127,076
7.00%, 08/01/32		102	102,940
Smyrna Ready Mix Concrete LLC, 8.88%, 11/15/31(c)		134	141,297
Snap, Inc.(c)
6.88%, 03/01/33		14	13,646
6.88%, 03/15/34		100	96,813
Solaris Energy Infrastructure LLC, 6.38%, 05/15/31(c)		334	337,727
Solaris Energy Infrastructure, Inc., 0.25%, 10/01/31(j)		761	1,237,576
Sonder Holdings, Inc., (7.00% PIK), 7.00%, 12/10/27(e)(f)(h)(i)		952	—
Sonic Automotive, Inc., 4.88%, 11/15/31(c)		56	53,889
Spirit Airlines Pass-Through Trust
Series 2015-1A, Class A, 4.10%, 10/01/29		7	6,787
Series 2015-1A, Class A, 3.65%, 08/15/31(f)(h)		206	186,004
Series 2017-1AA, Class AA, 3.38%, 08/15/31		79	72,581
SS&C Technologies, Inc., 5.50%, 09/30/27(c)		23	22,996
Standard Building Solutions, Inc., 6.25%, 08/01/33(c)		152	150,943
Starwood Property Trust, Inc., 3.63%, 07/15/26(c)		121	120,804
Stem, Inc., 0.50%, 12/01/28(c)(j)		27	10,800
STL Holding Co. LLC, 8.75%, 02/15/29(c)		95	98,643
Sunoco LP(c)
4.63%, 05/01/30		68	65,680
6.25%, 07/01/33		117	118,048
Sunoco LP/Sunoco Finance Corp., 4.50%, 05/15/29		100	97,778
SV RNO Property Owner 1 LLC, 5.88%, 03/01/31(c)		75	73,919
Sword Purchaser LLC, 10.50%, 04/15/34(c)		100	104,620
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(c)
5.50%, 01/15/28		14	13,970
6.00%, 12/31/30		80	80,037
Tenet Healthcare Corp.
4.63%, 06/15/28		154	152,693
4.38%, 01/15/30		100	96,911
Tenneco, Inc., 8.00%, 11/17/28(c)		100	100,625
T-Mobile USA, Inc., 5.65%, 01/15/53		55	51,612
TransDigm, Inc.
6.38%, 03/01/29(c)		100	101,528
4.88%, 05/01/29		100	98,532
6.63%, 03/01/32(c)		176	180,509
6.38%, 05/31/33(c)		67	67,637
Security		Par (000)	Value
United States (continued)
Transocean International Ltd., 8.25%, 05/15/29(c)	USD	60	$ 61,955
U.S. Bancorp, (3-mo. EURIBOR + 0.80%), 3.00%, 05/21/28(b)	EUR	400	458,020
U.S. Foods, Inc., 6.88%, 09/15/28(c)	USD	118	120,574
Uber Technologies, Inc., 5.35%, 09/15/54		47	43,876
UKG, Inc., 6.88%, 02/01/31(c)		64	62,175
United Airlines Pass-Through Trust, Series 2019-2, Class A, 2.90%, 11/01/29		33	31,540
United Rentals North America, Inc., 3.75%, 01/15/32		138	127,890
United Wholesale Mortgage LLC(c)
5.75%, 06/15/27		119	117,842
5.50%, 04/15/29		30	27,869
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC, 4.75%, 04/15/28(c)		72	71,769
Uniti Services LLC, 7.50%, 10/15/33(c)		22	23,152
Univision Communications, Inc.(c)
4.50%, 05/01/29		95	90,717
7.38%, 06/30/30		56	56,151
9.38%, 08/01/32		16	16,257
8.88%, 04/15/33		33	32,486
USA Compression Partners LP/USA Compression Finance Corp.(c)
7.13%, 03/15/29		12	12,292
6.25%, 10/01/33		23	22,803
UWM Holdings LLC, 6.25%, 03/15/31(c)		67	59,712
Venture Global Calcasieu Pass LLC(c)
3.88%, 08/15/29		100	95,395
6.25%, 01/15/30		45	46,088
Venture Global LNG, Inc.(c)
7.00%, 01/15/30		113	115,250
8.38%, 06/01/31		109	113,461
9.88%, 02/01/32		100	106,756
Venture Global Plaquemines LNG LLC(c)
7.50%, 05/01/33		89	97,679
6.75%, 01/15/36		128	135,718
Verizon Communications, Inc., 3.70%, 03/22/61		88	58,846
Versant Media Group, Inc., 7.25%, 01/30/31(c)		26	26,899
VF Corp., 0.25%, 02/25/28	EUR	100	107,930
Viasat, Inc., 5.63%, 04/15/27(c)	USD	98	97,903
Viking Cruises Ltd., 7.00%, 02/15/29(c)		159	159,199
Vistra Operations Co. LLC, 7.75%, 10/15/31(c)		81	84,749
VoltaGrid LLC, 7.38%, 11/01/30(c)		243	252,276
Voyager Parent LLC, 9.25%, 07/01/32(c)		78	82,490
Wayfair LLC, 7.25%, 10/31/29(c)		54	55,731
Weekley Homes LLC/Weekley Finance Corp., 4.88%, 09/15/28(c)		4	3,945
Wells Fargo & Co.(b)
(1-day SOFR + 2.13%), 4.61%, 04/25/53		705	592,443
(3-mo. CME Term SOFR + 4.50%), 5.01%, 04/04/51		690	618,324
WESCO Distribution, Inc., 6.38%, 03/15/33(c)		96	98,496
Westbay, 11.00%, 02/06/30(e)		1,688	1,628,920
Whirlpool Corp.
7.50%, 07/01/31(c)		7	7,084
6.50%, 06/15/33		100	86,687
Williams Scotsman, Inc., 4.63%, 08/15/28(c)		27	26,758
Windstream Services LLC/Windstream Escrow Finance Corp., 8.25%, 10/01/31(c)		100	105,455
WR Grace Holdings LLC, 7.00%, 08/01/33(c)		100	97,376
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.13%, 10/01/29(c)		15	14,899
Xerox Corp., 10.25%, 10/15/30(c)		301	264,840
XHR LP, 4.88%, 06/01/29(c)		25	24,545
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock Strategic Global Bond Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
United States (continued)
XPLR Infrastructure Operating Partners LP, 7.25%, 01/15/29(c)	USD	100	$ 103,474
Yum! Brands, Inc., 4.63%, 01/31/32		100	95,690
			73,258,232
Uzbekistan — 0.1%
Navoi Mining & Metallurgical Co.
6.70%, 10/17/28(a)		200	205,312
6.75%, 05/14/30(a)		200	207,300
6.95%, 10/17/31(c)		200	211,000
			623,612
Venezuela — 0.0%
Petroleos de Venezuela SA, 6.00%, 11/15/26(a)(f)(h)		185	69,646
Vietnam — 0.0%
Mong Duong Finance Holdings BV, 5.13%, 05/07/29(a)		238	234,724
Total Corporate Bonds — 15.7% (Cost: $146,758,775)			146,157,030
Floating Rate Loan Interests(b)
Cayman Islands — 0.0%
Flexsys Holdings, Inc., 2025 Second Out Refinancing Term Loan, (6-mo. CME Term SOFR at 0.75% Floor + 5.68%), 9.34%, 08/01/29		86	8,636
Usavflow II Ltd., Term Loan B, (1-mo. CME Term SOFR + 6.50%), 10.12%, 08/16/29(e)		276	276,484
			285,120
France — 0.1%
Vivalto Sante Investissement SA, 2026 EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 3.40%), 5.69%, 07/21/31	EUR	1,000	1,143,411
Luxembourg — 0.2%
Al Mansart (Luxembourg) Bidco SCS(e)
2025 Upsize Term Loan, (6-mo. CME Term SOFR + 5.25%), 8.99%, 09/01/28	USD	119	118,911
Term Loan B, (6-mo. CME Term SOFR + 5.25%), 8.99%, 06/23/28		168	167,425
Cobham Ultra SeniorCo SARL, EUR Term Loan B, (6-mo. EURIBOR at 0.00% Floor + 3.75%), 5.90%, 08/06/29	EUR	1,000	1,144,382
			1,430,718
Netherlands — 0.2%
Nobian Finance BV, 2025 EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 3.40%), 5.84%, 07/01/30		1,000	1,084,225
QSRP Finco BV, 2025 EUR 1st Lien Term Loan B, (6-mo. EURIBOR at 0.00% Floor + 3.75%), 5.91%, 06/19/31		1,000	1,139,743
			2,223,968
Spain — 0.2%
Financiere Pax SAS, 2025 EUR Repriced Term Loan B, (6-mo. EURIBOR at 0.00% Floor + 3.50%), 6.09%, 12/31/29		1,133	1,300,450
Security		Par (000)	Value
Sweden — 0.1%
Quimper AB, 2026 EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 2.98%), 5.10%, 03/31/30	EUR	1,000	$ 1,145,033
United Kingdom — 0.7%
Boots Group Bidco Ltd., EUR Term Loan, (3-mo. EURIBOR at 0.00% Floor + 3.25%), 5.63%, 08/30/32		1,400	1,609,974
CD&R Firefly Bidco PLC, 2025 EUR Term Loan, (3-mo. EURIBOR at 0.00% Floor + 3.25%), 5.40%, 04/30/29		1,000	1,145,239
Froneri Lux Finco SARL, 2025 EUR Term Loan, (6-mo. EURIBOR at 0.00% Floor + 3.00%), 5.15%, 09/30/32		2,035	2,309,271
Rubix Group Finco Ltd., 2026 EUR Term Loan B, (3- mo. EURIBOR at 0.00% Floor + 3.50%), 5.73%, 09/30/31		1,000	1,142,920
			6,207,404
United States — 1.0%
Argento LLC, Term Loan A, (1-mo. CME Term SOFR at 0.00% Floor + 4.00%), 7.64%, 04/30/31(e)	USD	364	362,180
Cirkul, Inc.(e)(f)(h)
2026 2nd Lien PIK Term Loan, 0.00%, 04/23/28		29	5,183
2nd Lien PIK Term Loan, 0.00%, 04/23/28		389	69,949
ConnectWise LLC, 2021 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.76%), 7.49%, 09/29/28		234	214,200
CoreWeave Compute Acquisition Co. II, LLC, Delayed Draw Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 9.62%), 13.31%, 07/31/28(e)		765	768,835
CoreWeave Compute Acquisition Co. IV LLC, 2025 5th Amendment Delayed Draw Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 4.25%), 8.10%, 09/30/30(e)		598	588,727
CoreWeave Compute Acquisition Co. IV, LLC, 2024 Delayed Draw Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 6.00%), 9.73%, 05/16/29(e)		635	639,307
CoreWeave Financing DDTL V LLC, Delayed Draw Term Loan, (1-mo. SOFR + 4.50%), 8.12%, 11/17/31		275	280,697
CPV Fairview LLC, 2025 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.23%, 08/14/31		237	236,922
Crescent Midstream Operating LLC, Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.75%), 7.40%, 02/18/33		560	562,974
CSC Holdings LLC, 2019 Term Loan B5, (Prime + 1.50%), 8.25%, 04/15/27		89	62,304
Directv Financing LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 5.50%), 9.16%, 02/17/31		295	295,569
Discovery Global Holdings, Inc.
2026 EUR Term Loan B, (1-mo. EURIBOR at 0.00% Floor + 2.50%), 4.68%, 06/03/33	EUR	1,000	1,143,171
2026 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.14%, 06/03/33	USD	1,024	1,023,831
ECL Entertainment LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.64%, 08/30/30		456	455,783

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock Strategic Global Bond Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
United States (continued)
EIS Group, Inc.(e)
Revolver, (1-mo. CME Term SOFR at 0.75% Floor + 7.00%), 10.64%, 07/10/28	USD	53	$ 48,790
Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 7.00%), 10.64%, 07/10/28		532	487,904
Hydrofarm Holdings LLC, 2021 Term Loan, 0.00%, 10/25/28(e)(f)(h)		91	45,757
ITG Communications LLC, Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 4.75%), 8.39%, 07/09/31		209	205,311
Jack Ohio Finance LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 4.00%), 7.64%, 02/02/32		63	62,236
Kestrel Acquisition LLC, 2026 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.48%, 11/06/31		231	230,715
Maverick Gaming LLC, 2024 Second Out Term Loan, 0.00%, 04/01/28(e)(f)(h)		119	—
Medical Solutions Holdings, Inc.
2026 Exchange FLSO Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.60%), 7.30%, 11/01/30		21	4,399
2026 Exchange FLTO Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 7.10%), 10.80%, 11/03/31		36	4,307
Montage Hotels & Resorts LLC(e)
PIK Revolver, (3-mo. CME Term SOFR + 6.00%), 9.65%, 02/16/29		80	76,254
PIK Term Loan, (3-mo. CME Term SOFR + 6.00%), 10.04%, 02/16/29		260	246,400
Ohio Power Partners LLC, Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.39%, 11/12/32(e)		184	185,001
Peninsula Pacific Entertainment LLC, 2025 Term Loan B, (6-mo. CME Term SOFR at 0.00% Floor + 4.75%), 8.60%, 10/01/32		517	516,807
RunItOneTime LLC(e)
2nd Amendment Final New Money DIP Term Loan, (1-mo. CME Term SOFR at 2.00% Floor + 12.50%), 16.14%, 10/15/26		34	34,241
2nd Amendment Roll Up Term Loan, (1-mo. CME Term SOFR at 2.00% Floor + 1.00% and 11.50% PIK), 16.14%, 10/15/26(i)		75	48,946
Roll-Up DIP Term Loan, (16.14% PIK), 16.14%, 10/15/26(i)		4	2,390
West Deptford Energy Holdings LLC, 2025 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 4.00%), 7.64%, 07/24/32		171	170,251
Xerox Corp., 2023 Non-CoOp Term Loan, (1-mo. CME Term SOFR + 4.00%), 7.66%, 11/19/29		98	68,608
			9,147,949
Total Floating Rate Loan Interests — 2.5% (Cost: $23,869,222)			22,884,053
Foreign Agency Obligations
Angola — 0.0%
Angolan Government International Bonds, 9.24%, 01/15/31(a)		200	207,450
Security		Par (000)	Value
Argentina — 0.1%
Argentina Treasury Bond BONCER, 1.62%, 12/15/27(n)	ARS	184,390	$ 315,185
Argentine Republic Government International Bonds
1.75%, 07/09/27(k)	USD	25	22,178
4.75%, 07/09/27(k)		138	110,538
1.00%, 07/09/29		9	7,966
4.88%, 07/09/41(k)		216	162,074
Bonos Para La Reconstruccion De Una Argentina Libre, Series 4B, 3.00%, 10/31/28		116	103,786
			721,727
Australia(a) — 0.0%
Australia Government Bonds
3.75%, 04/21/37	AUD	80	50,593
Series 136, 4.75%, 04/21/27		220	152,574
Series 149, 2.25%, 05/21/28		90	59,880
			263,047
Barbados — 0.0%
Barbados Government International Bonds, 8.00%, 06/26/35(c)	USD	181	193,670
Belgium — 0.0%
Kingdom of Belgium Government Bonds, Series 85, 0.80%, 06/22/28(a)(c)	EUR	5	5,519
Benin(a) — 0.0%
Benin Government International Bonds, 4.95%, 01/22/35		100	107,707
Benin Sukuk SA, 6.20%, 01/29/33	USD	200	194,154
			301,861
Brazil — 0.9%
Brazil Government International Bonds, 5.50%, 04/23/36	EUR	220	253,540
Brazil Notas do Tesouro Nacional
10.00%, 01/01/29	BRL	61	10,894
Series F, 10.00%, 01/01/27		24,469	4,655,156
Brazil Notas do Tesouro Nacional Serie B, 6.00%, 08/15/30		140	120,954
Brazilian Government International Bonds, 3.75%, 09/12/31	USD	3,900	3,599,115
			8,639,659
Bulgaria — 0.0%
Bulgaria Government International Bonds, Series 13Y, 5.00%, 03/05/37(a)		22	21,471
Canada — 0.4%
Canada Government Bonds, 2.75%, 03/01/31	CAD	5,500	3,834,391
Canadian Government Bonds
2.75%, 03/01/30		76	53,243
3.50%, 12/01/45		140	96,663
2.75%, 12/01/48		210	126,477
			4,110,774
Cayman Islands — 0.0%
Kyrgyz Republic International Bonds, 7.75%, 06/03/30(a)	USD	200	202,500
Chile — 0.4%
Bonos de la Tesoreria de la Republica en pesos, 5.00%, 10/01/28(a)(c)	CLP	3,655,000	3,989,542
China — 4.0%
China Government Bonds
2.05%, 04/15/29	CNY	74,580	11,213,748
2.68%, 05/21/30		12,080	1,867,110
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock Strategic Global Bond Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
China (continued)
China Government Bonds (continued)
3.02%, 05/27/31	CNY	105,780	$ 16,792,055
2.88%, 02/25/33		15,000	2,401,188
2.11%, 08/25/34		8,780	1,338,850
3.19%, 04/15/53		21,580	3,760,823
3.25%, 11/22/28		100	15,491
			37,389,265
Colombia — 0.8%
Colombia Government International Bonds, 5.20%, 05/15/49	USD	370	296,684
Colombian TES
Series B, 12.50%, 02/27/30	COP	2,818,700	827,445
Series B, 7.75%, 09/18/30		13,081,500	3,279,254
Series B, 7.00%, 06/30/32		1,569,500	363,487
Series B, 13.25%, 02/09/33		4,554,600	1,403,900
Series B, 6.25%, 07/09/36		3,976,900	793,322
Series B, 7.25%, 10/26/50		2,147,800	399,584
Series B, 12.00%, 03/13/58		1,148,700	331,415
			7,695,091
Costa Rica — 0.0%
Costa Rica Government International Bonds, 7.30%, 11/13/54(a)	USD	351	396,044
Czech Republic — 0.3%
Czech Republic Government Bonds
3.60%, 06/03/36	CZK	47,730	2,077,031
4.00%, 04/04/44		14,870	615,603
			2,692,634
Denmark — 0.0%
Denmark Government Bonds, Series 31Y, 4.50%, 11/15/39	DKK	450	80,951
Dominican Republic — 0.2%
Dominican Republic International Bonds
5.95%, 01/25/27(a)	USD	136	136,748
4.50%, 01/30/30(c)		150	145,013
10.75%, 06/01/36(c)	DOP	61,550	1,110,254
10.75%, 06/01/36(a)		8,000	144,306
			1,536,321
Ecuador — 0.0%
Ecuador Government International Bonds
8.75%, 01/29/34(c)	USD	200	202,180
6.90%, 07/31/35(a)(k)		33	30,083
			232,263
Egypt — 0.3%
Egypt Government Bonds
Series 3Y, 25.32%, 08/13/27	EGP	582	11,790
Series 3Y, 24.46%, 10/01/27		16,551	331,800
Series 3Y, 24.14%, 12/03/27		3,453	68,837
Series 3Y, 21.38%, 02/04/28		18,123	353,356
Series 3Y, 21.95%, 03/04/28		2,225	43,485
Series 3Y, 23.44%, 07/01/28		24,515	488,389
Egypt Government International Bonds(a)
7.50%, 01/31/27	USD	200	201,888
6.59%, 02/21/28		200	201,438
8.63%, 02/04/30		200	213,818
5.63%, 04/16/30	EUR	281	319,918
8.50%, 01/31/47	USD	200	195,766
Security		Par (000)	Value
Egypt (continued)
Egypt Government International Bonds(a) (continued)
7.90%, 02/21/48	USD	200	$ 183,128
7.50%, 02/16/61		200	172,216
			2,785,829
El Salvador — 0.0%
El Salvador Government International Bonds, 8.63%, 02/28/29(a)		110	115,943
Ethiopia — 0.0%
Ethiopia International Bonds, 6.63%, 12/11/24(a)(f)(h)		200	217,000
France(a)(c) — 0.7%
French Republic Government Bond OAT
2.75%, 02/25/29	EUR	5,397	6,167,228
3.20%, 05/25/35		2	2,237
			6,169,465
Gabon(a) — 0.1%
Gabon Government International Bonds
7.00%, 11/24/31	USD	319	271,836
Series 4Y, 9.50%, 02/18/29		400	379,640
			651,476
Germany — 1.0%
Bundesschatzanweisungen, 2.00%, 12/16/27(a)	EUR	8,330	9,447,806
Ghana(a) — 0.1%
Ghana Government International Bonds
6.00%, 07/03/29(k)	USD	456	448,573
7.25%, 01/03/30(n)		8	7,490
6.00%, 07/03/35(k)		56	52,151
			508,214
Greece(a)(c) — 0.2%
Hellenic Republic Government Bonds
2.00%, 04/22/27	EUR	92	104,833
1.50%, 06/18/30		1,740	1,891,636
			1,996,469
Guatemala — 0.0%
Guatemala Government Bonds, 6.60%, 06/13/36(c)	USD	205	218,120
Hungary — 0.4%
Hungary Government Bonds
7.00%, 10/24/35	HUF	576,170	2,108,434
6.25%, 09/23/37		152,270	537,968
3.00%, 10/27/38		215,070	561,148
Hungary Government International Bonds(a)
5.50%, 06/16/34	USD	200	203,300
Series 4Y, 5.00%, 02/22/27	EUR	186	215,227
Magyar Export-Import Bank Zrt, 6.00%, 05/16/29(a)		200	242,773
MFB Magyar Fejlesztesi Bank Zrt, 6.50%, 06/29/28(a)	USD	200	206,034
			4,074,884
India — 0.1%
India Government Bonds, 6.48%, 10/06/35	INR	61,730	640,932
Indonesia — 0.4%
Indonesia Treasury Bonds
7.00%, 05/15/27	IDR	38,658,000	2,152,101
5.88%, 03/15/31		19,315,000	1,025,204
8.25%, 06/15/32		473,000	27,725
7.00%, 02/15/33		3,641,000	201,599
6.63%, 05/15/33		2,445,000	132,141
			3,538,770

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock Strategic Global Bond Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Ireland(a) — 1.0%
Ireland Government Bonds
2.60%, 10/18/34	EUR	6,134	$ 6,851,468
3.15%, 10/18/55		2,325	2,435,977
			9,287,445
Italy(a) — 3.0%
Italy Buoni Poliennali Del Tesoro
Series 10Y, 3.45%, 02/01/36		11,792	13,360,172
Series 30Y, 3.85%, 09/01/49(c)		700	754,644
Series 3Y, 2.40%, 03/15/29		5,397	6,108,226
Series 5Y, 2.85%, 02/01/31		6,473	7,355,741
			27,578,783
Ivory Coast(a) — 0.0%
Ivory Coast Government International Bonds
6.38%, 03/03/28	USD	133	134,822
5.88%, 10/17/31	EUR	100	117,707
			252,529
Japan — 0.8%
Japan Government Forty Year Bonds, Series 15, 1.00%, 03/20/62	JPY	1,964,650	5,598,095
Japan Government Thirty Year Bonds
Series 86, 2.40%, 03/20/55		246,700	1,129,120
Series 88, 3.20%, 09/20/55		124,500	674,235
			7,401,450
Jordan — 0.0%
Jordan Government International Bonds, 7.50%, 01/13/29(a)	USD	200	208,900
Kenya — 0.0%
Republic of Kenya Government International Bonds, 9.75%, 02/16/31(a)		200	217,500
Lebanon(a)(f)(h) — 0.1%
Lebanon Government International Bonds
6.25%, 11/04/24		185	45,449
6.20%, 02/26/25		466	114,482
6.65%, 11/03/28		112	28,168
6.10%, 10/04/49		146	35,776
Series 10Y, 6.00%, 01/27/23		108	26,460
Series 10Y, 6.85%, 03/23/27		464	116,000
Series 15YR, 7.00%, 03/23/32		244	61,854
Series 8Y, 6.65%, 04/22/24		257	63,016
			491,205
Mexico — 1.8%
Eagle Funding Luxco SARL, 5.50%, 08/17/30(c)		250	250,378
Mexican Bonos
Series M, 8.50%, 03/01/29	MXN	24,082	1,397,063
Series M, 8.50%, 05/31/29		1,084	62,846
Series M, 7.75%, 05/29/31		76,305	4,238,620
Series M, 8.00%, 02/21/36		7,600	405,267
Series M, 7.75%, 11/13/42		58,630	2,861,477
Series M, 8.00%, 04/29/55		4,461	215,043
Mexico Government International Bonds
6.00%, 05/13/30	USD	4,265	4,380,582
4.50%, 03/19/34	EUR	408	465,164
5.63%, 09/22/35	USD	321	311,996
6.25%, 08/27/37		213	212,808
5.13%, 03/19/38	EUR	100	113,724
6.05%, 01/11/40	USD	182	176,859
Security		Par (000)	Value
Mexico (continued)
Mexico Government International Bonds (continued)
5.38%, 05/16/40	EUR	377	$ 432,376
7.38%, 05/13/55	USD	1,158	1,232,251
			16,756,454
Mongolia(a) — 0.1%
City of Ulaanbaatar Mongolia, 7.75%, 08/21/27		300	305,700
Development Bank of Mongolia LLC, 8.50%, 07/03/28		200	207,500
			513,200
Morocco — 0.0%
Morocco Government International Bonds, 4.75%, 04/02/35(c)	EUR	100	116,118
Nigeria(a) — 0.1%
Nigeria Government International Bonds
6.13%, 09/28/28	USD	200	199,900
8.38%, 03/24/29		200	210,720
			410,620
Pakistan(a) — 0.1%
Pakistan Global Sukuk Programme Co. Ltd., 7.95%, 01/31/29		200	205,250
Pakistan Government International Bonds
6.88%, 12/05/27		200	201,500
7.38%, 04/08/31		200	201,500
			608,250
Paraguay — 0.1%
Paraguay Government International Bonds, 8.50%, 04/04/38(c)	PYG	2,751,000	433,721
Peru — 0.3%
Peruvian Government International Bonds
2.78%, 01/23/31	USD	11	10,126
1.86%, 12/01/32		18	14,917
5.40%, 08/12/34(a)	PEN	5,620	1,602,798
7.60%, 08/12/39(a)		3,025	949,460
6.20%, 06/30/55	USD	13	13,419
			2,590,720
Philippines — 0.7%
Philippines Government Bonds
6.00%, 08/20/30	PHP	259,245	4,112,889
6.38%, 04/28/35		34,360	539,018
Philippines Government International Bonds, 6.38%, 07/27/30		94,030	1,512,451
			6,164,358
Poland — 1.0%
Republic of Poland Government Bonds
4.00%, 07/25/31	PLN	1,714	441,066
5.00%, 10/25/35		10,373	2,711,903
2.00%, 08/25/36		1,343	327,658
Series 0130, 5.00%, 01/25/30		2,394	649,415
Series 0429, 5.75%, 04/25/29		6,178	1,709,633
Series 0729, 4.75%, 07/25/29		3,450	926,446
Series 1034, 5.00%, 10/25/34		6,395	1,687,183
Republic of Poland Government International Bonds
1.75%, 08/25/31		691	178,511
Series 10Y, 4.88%, 10/04/33	USD	5	4,984
Series 30Y, 5.50%, 04/04/53		23	21,748
Series 5Y, 4.88%, 02/12/30		147	148,904
			8,807,451
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock Strategic Global Bond Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Romania — 0.3%
Romania Government Bonds
Series 11Y, 6.75%, 04/25/35	RON	3,945	$ 863,289
Series 5Y, 4.25%, 04/28/36		4,120	740,220
Romanian Government International Bonds
5.25%, 11/25/27(a)	USD	118	118,148
5.25%, 11/25/27(c)		16	16,020
6.63%, 02/17/28(a)		16	16,343
5.88%, 01/30/29(a)		708	714,315
5.25%, 03/10/30(a)	EUR	127	150,262
5.75%, 09/16/30(c)	USD	30	30,146
3.00%, 02/14/31(a)		24	21,483
2.12%, 07/16/31(a)	EUR	31	31,520
3.63%, 03/27/32(a)	USD	48	43,066
5.25%, 05/30/32(a)	EUR	154	179,260
4.63%, 03/04/33(c)		18	19,940
5.38%, 06/07/33(c)		38	43,853
6.25%, 09/10/34(c)		25	30,159
6.13%, 10/07/37(c)		38	44,152
6.75%, 07/11/39(c)		11	13,307
2.75%, 04/14/41(a)		32	24,802
6.50%, 10/07/45(c)		49	56,504
			3,156,789
Saudi Arabia — 0.1%
Saudi Government International Bonds
5.13%, 01/13/28(c)	USD	200	201,266
4.75%, 01/18/28(a)		200	199,962
5.00%, 01/18/53(c)		221	190,471
			591,699
Senegal — 0.0%
Senegal Government International Bonds, 4.75%, 03/13/28(a)	EUR	155	96,755
South Africa — 1.5%
Republic of South Africa Government Bonds, Series 2035, 8.88%, 02/28/35	ZAR	364	23,018
Republic of South Africa Government International Bonds
Series 2030, 8.00%, 01/31/30		94,249	5,800,270
Series 2037, 8.50%, 01/31/37		4,958	301,181
Series 2048, 8.75%, 02/28/48		15,305	917,840
Series R213, 7.00%, 02/28/31		109,651	6,463,036
			13,505,345
South Korea — 0.2%
Korea Treasury Bonds, 2.63%, 09/10/55	KRW	3,664,860	1,693,290
Spain — 5.6%
Spain Government Bonds
2.35%, 03/31/29	EUR	5,128	5,810,035
2.70%, 01/31/30		3	3,425
1.25%, 10/31/30(a)(c)		1	1,074
2.60%, 05/31/31		5,476	6,196,949
3.15%, 04/30/35(a)(c)		25,877	29,437,856
3.20%, 10/31/35(a)(c)		740	841,896
3.30%, 04/30/36(a)(c)		5,414	6,186,799
3.40%, 10/31/36(a)(c)		1,400	1,607,139
3.90%, 07/30/39(a)(c)		462	546,106
2.90%, 10/31/46(a)(c)		866	858,316
3.45%, 07/30/66(a)(c)		688	692,807
			52,182,402
Security		Par (000)	Value
Sri Lanka — 0.1%
Sri Lanka Government International Bonds
4.00%, 04/15/28(a)	USD	98	$ 95,062
4.00%, 04/15/28(c)		30	28,784
3.35%, 01/15/30(c)(k)		43	43,813
3.35%, 01/15/30(a)(k)		4	4,080
3.60%, 03/15/33(c)(k)		85	81,637
5.10%, 06/15/35(a)(k)		166	138,218
5.10%, 06/15/35(c)(k)		58	48,324
3.85%, 05/15/36(c)(k)		39	39,153
3.85%, 02/15/38(c)(k)		79	79,639
			558,710
Sweden(a) — 0.0%
Sweden Government Bonds
Series 1053, 3.50%, 03/30/39	SEK	250	27,915
Series 1059, 1.00%, 11/12/26		960	98,670
			126,585
Trinidad And Tobago — 0.0%
Trinidad & Tobago Government International Bonds, 6.40%, 06/26/34(a)	USD	200	204,900
Tunisia — 0.0%
Tunisian Republic, 6.38%, 07/15/26(a)	EUR	316	360,123
Turkey — 0.2%
Turkiye Government Bonds
Series 10Y, 26.20%, 10/05/33	TRY	13,115	240,672
Series 10Y, 27.70%, 09/27/34		18,171	348,452
Series 5Y, 31.08%, 11/08/28		14,196	281,358
Series 5Y, 30.00%, 09/12/29		12,103	233,314
Series 5Y, 33.90%, 10/02/30		1,000	21,202
Turkiye Government International Bonds
9.13%, 07/13/30	USD	200	220,094
Series 10Y, 9.38%, 01/19/33		200	227,760
			1,572,852
Ukraine(k) — 0.1%
Ukraine Government International Bonds
3.00%, 02/01/27(a)		951	567,426
6.00%, 02/01/27(a)		302	214,540
3.00%, 02/01/30(c)		7	4,795
3.00%, 02/01/35(c)		14	8,477
6.00%, 02/01/35(a)		200	138,471
6.00%, 02/01/36(a)		105	71,324
6.00%, 02/01/36(c)		16	11,212
			1,016,245
United Arab Emirates — 0.0%
Abu Dhabi Government International Bonds, 4.88%, 04/30/29(a)		200	201,148
United Kingdom(a) — 0.4%
U.K. Gilts
1.75%, 09/07/37	GBP	60	58,159
4.75%, 12/07/38		30	38,831
3.25%, 01/22/44		165	166,903
3.50%, 01/22/45		700	725,643
1.50%, 07/22/47		1,040	701,058
3.75%, 10/22/53		244	243,803
0.50%, 10/22/61		4,373	1,385,883
			3,320,280
Uruguay — 0.1%
Oriental Republic of Uruguay, 5.25%, 09/10/60	USD	22	20,405

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock Strategic Global Bond Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Uruguay (continued)
Uruguay Government International Bonds
9.75%, 07/20/33	UYU	11,488	$ 317,769
8.00%, 10/29/35		26,179	666,721
			1,004,895
Uzbekistan(a) — 0.0%
Republic of Uzbekistan International Bonds
5.38%, 05/29/27	EUR	151	174,788
7.85%, 10/12/28	USD	200	211,536
			386,324
Venezuela(f)(h) — 0.0%
Venezuela Government International Bonds
9.25%, 09/15/27		106	51,036
11.95%, 08/05/31(a)		269	146,605
			197,641
Zambia — 0.0%
Zambia Government International Bonds, 7.50%, 06/30/33(a)(k)		50	49,701
Total Foreign Agency Obligations — 28.1% (Cost: $263,826,707)			261,109,085

	Shares
Grantor Trust
United States(f)(o)(p) — 0.1%
iShares Bitcoin Trust ETF	11,372	378,574
iShares Ethereum Trust ETF	16,400	194,996
Total Grantor Trust — 0.1% (Cost: $892,194)		573,570
Investment Companies
United States — 7.4%
iShares China Large-Cap ETF(o)	10,269	324,398
iShares Flexible Income Active ETF(o)	344,000	18,004,960
iShares iBoxx $ High Yield Corporate Bond ETF(o)	333,833	26,696,625
iShares iBoxx $ Investment Grade Corporate Bond ETF(o)	183,200	19,981,624
iShares JP Morgan USD Emerging Markets Bond ETF(o)	17,814	1,717,982
iShares MSCI Brazil ETF(o)	4,886	168,567
iShares MSCI Emerging Markets ETF(o)	9,500	649,895
KraneShares CSI China Internet ETF	7,025	171,902
SPDR Gold Shares(f)(p)	1,420	523,100
VanEck Semiconductor ETF	842	552,259
Total Investment Companies — 7.4% (Cost: $68,846,770)		68,791,312

Par (000)
Municipal Bonds
Arizona — 0.0%
Maricopa County Industrial Development Authority, RB, 7.38%, 10/01/29(c)	USD	170	177,508
Security		Par (000)	Value
California — 0.0%
California Pollution Control Financing Authority, RB, AMT, 5.00%, 11/21/45(c)	USD	180	$ 180,390
Puerto Rico — 0.1%
Commonwealth of Puerto Rico, RB, 0.00%, 11/01/51(b)(f)(h)		1,721	1,125,033
Texas — 0.1%
Port of Beaumont Navigation District, Refunding ARB, Series B, 10.00%, 07/01/26(c)		210	210,000
Total Municipal Bonds — 0.2% (Cost: $1,320,323)			1,692,931
Non-Agency Mortgage-Backed Securities
Australia(b) — 0.4%
AFG Trust, Series 2026-1, Class A1L, (1-Month BBSW + 0.95%), 5.26%, 10/10/57(a)	AUD	1,000	689,795
La Trobe Financial Capital Markets Trust, Series 2025-1, Class A1L, (1-Month BBSW + 1.05%), 5.35%, 05/15/57		465	321,308
Pepper Prime Trust(a)
Series 2025-1, Class A1A, (1-Month BBSW + 0.95%), 5.25%, 04/12/67		500	345,389
Series 2025-1, Class A2, (1-Month BBSW + 1.10%), 5.40%, 04/12/67		500	344,569
SAPPHIRE XXXII Trust(a)
Series 2025-2, Class A1L, (1-Month BBSW + 1.00%), 5.30%, 02/12/67		1,540	1,064,332
Series 2025-2, Class A2, (1-Month BBSW + 1.10%), 5.40%, 02/12/67		500	345,438
Triton Bond Trust, Series 2026-1, Class A2, (1-Month BBSW + 1.15%), 5.45%, 02/15/58		500	343,697
Turquoise V Trust, Series 2026-1, Class A2, (1-Month BBSW + 1.2%), 5.50%, 06/12/67(a)		500	345,681
			3,800,209
Ireland(a)(b) — 0.2%
Lagarino European Loan Conduit No 40 DAC, Series 40X, Class A, (3-mo. EURIBOR + 1.50%), 3.89%, 06/22/37	EUR	361	413,064
Taurus, Series 2025-UK2X, Class A, (1-day SONIA GBP 1.50%), 5.24%, 02/18/35	GBP	267	354,371
Thunder Logistics DAC, Series 2024-1X, Class A, (3- mo. EURIBOR + 1.50%), 5.59%, 11/17/36	EUR	95	108,219
U.K. Logistics DAC, Series 2025-2X, Class A, (1-day SONIA GBP 1.33%), 5.07%, 08/17/35	GBP	856	1,136,006
			2,011,660
Japan — 0.0%
Japan Housing Finance Agency, Series 180, Class 1, 0.50%, 05/10/57	JPY	79,607	350,953
Luxembourg(a)(b) — 0.1%
Vanir Logistics Finance SARL
Series 1X, Class A, (3-mo. EURIBOR + 1.30%), 3.47%, 07/23/37	EUR	266	303,365
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock Strategic Global Bond Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Luxembourg (continued)
Vanir Logistics Finance SARL (continued)
Series 1X, Class B, (3-mo. EURIBOR + 1.60%), 3.77%, 07/23/37	EUR	106	$ 120,889
Series 1X, Class C, (3-mo. EURIBOR + 1.90%), 4.07%, 07/23/37		100	114,479
			538,733
Netherlands(a)(b) — 0.1%
Fairbridge BV
Series 2025-1, Class A, (3-mo. EURIBOR + 0.95%), 3.15%, 02/24/62		496	568,969
Series 2025-1, Class B, (3-mo. EURIBOR + 1.25%), 3.45%, 02/24/62		87	98,670
			667,639
Spain — 0.0%
Santander Residential, Series 1, Class B, (3-mo. EURIBOR + 1.10%), 3.34%, 10/18/68(a)(b)		100	113,789
United Kingdom(a)(b) — 1.5%
Atlas Funding PLC
Series 2024-1, Class A, (1-day SONIA GBP 0.85%), 4.58%, 09/20/61	GBP	174	231,477
Series 2025-2, Class B, (1-day SONIA GBP 1.10%), 4.83%, 07/20/67		100	132,936
Series 2025-2, Class E, (1-day SONIA GBP 3.07%), 6.80%, 07/20/67		100	133,677
Braccan Mortgage Funding
Series 2024-1, Class A, (1-day SONIA GBP 0.84%), 6.19%, 02/15/67		327	433,992
Series 2025-1X, Class A, (1-day SONIA GBP 0.84%), 4.58%, 05/17/67		264	350,088
Braccan Mortgage Funding PLC
Series 2025-2X, Class A, (1-day SONIA GBP 0.86%), 4.61%, 01/17/68		1,000	1,327,871
Series 2025-2X, Class B, (1-day SONIA GBP 1.10%), 4.85%, 01/17/68		136	180,394
Castell PLC, Series 2025-1, Class A, (1-day SONIA GBP 0.97%), 4.70%, 01/27/62		166	220,947
Citadel PLC, Series 2024-1, Class A, (1-day SONIA GBP 1.02%), 6.23%, 04/28/60		197	261,923
East One PLC
Series 2025-1, Class A, (1-day SONIA GBP 0.97%), 4.70%, 02/25/58		641	851,738
Series 2025-1, Class C, (1-day SONIA GBP 1.90%), 5.63%, 02/25/58		100	133,588
Exmoor Funding PLC
Series 2024-1, Class A, (1-day SONIA GBP 0.88%), 4.61%, 03/25/94		186	246,851
Series 2024-1, Class B, (1-day SONIA GBP 1.50%), 5.23%, 03/25/94		100	133,333
Meridian Funding PLC
Series 2025-1, Class A, (1-day SONIA GBP 0.85%), 4.58%, 02/20/68		970	1,286,848
Series 2025-1, Class B, (1-day SONIA GBP 1.30%), 5.03%, 02/20/68		200	265,207
Mortimer PLC
Series 2025-1, Class A, (1-day SONIA GBP 0.81%), 4.54%, 09/22/70		883	1,171,648
Series 2025-1, Class B, (1-day SONIA GBP 1.25%), 4.98%, 09/22/70		138	183,633
Security		Par (000)	Value
United Kingdom (continued)
PMF PLC, Series 2024-1, Class A, (1-day SONIA GBP 0.98%), 4.71%, 07/16/60	GBP	202	$ 268,703
Polaris PLC
Series 2025-2, Class B, (1-day SONIA GBP 1.05%), 4.78%, 08/25/68		100	132,333
Series 2025-3X, Class A, (1-day SONIA GBP 0.82%), 4.55%, 10/27/69		870	1,153,155
Series 2025-3X, Class B, (1-day SONIA GBP 1.10%), 4.83%, 10/27/69		100	133,180
Sage AR Funding
Series 2026-1X, Class A, (1-day SONIA GBP 1.25%), 5.00%, 05/18/38		880	1,163,521
Series 2026-1X, Class B, (1-day SONIA GBP 1.50%), 5.25%, 05/18/38		1,000	1,319,166
Series 2026-1X, Class C, (1-day SONIA GBP 1.75%), 5.50%, 05/18/38		358	472,008
Series 2026-1X, Class D, (1-day SONIA GBP 2.50%), 6.25%, 05/18/38		157	206,897
Stratton Mortgage Funding, Series 2024-3, Class A, (1-day SONIA GBP 0.98%), 4.71%, 06/25/49		125	166,240
Together Asset Backed Securitisation PLC
Series 2023-1, Class A, (1-day SONIA GBP 1.23%), 4.96%, 04/20/65		172	228,731
Series 2024-1ST2X, Class A, (1-day SONIA GBP 0.96%), 4.69%, 10/12/65		225	298,581
Series 2025-2ND1X, Class A, (1-day SONIA GBP 0.93%), 4.66%, 09/12/56		95	125,620
Series 2025-CRE1, Class A, (1-day SONIA GBP 1.20%), 4.93%, 01/15/57		395	526,798
U.K. Logistics DAC, Series 2024-2X, Class A, (1-day SONIA GBP 1.35%), 5.09%, 02/17/35		227	301,604
			14,042,688
United States — 11.6%
1345T, Series 2025-AOA, Class A, (1 mo. Term SOFR + 1.60%), 5.23%, 06/15/42(b)(c)	USD	600	600,374
245 Park Avenue Trust, Series 2017-245P, Class E, 3.78%, 06/05/37(b)(c)		250	243,655
425 Trust(b)(c)(d)
Series 2026-LEX, Class A, 07/15/43		536	536,000
Series 2026-LEX, Class B, 07/15/43		465	465,000
Series 2026-LEX, Class D, 07/15/43		785	785,000
Angel Oak Mortgage Trust, Series 2025-7, Class A1, 5.51%, 06/25/70(c)		850	850,091
Arbor Multifamily Mortgage Securities Trust(c)
Series 2020-MF1, Class E, 1.75%, 05/15/53		1,326	1,090,441
Series 2020-MF1, Class XA, 1.04%, 05/15/53(b)		14,270	401,599
ARES, Series 2024-IND2, Class A, (1 mo. Term SOFR + 1.44%), 5.07%, 10/15/34(b)(c)		590	591,844
ARES Commercial Mortgage Trust(b)(c)
Series 2024-IND, Class A, (1 mo. Term SOFR + 1.69%), 5.32%, 07/15/41		340	340,638
Series 2026-AZURE, Class B, (1 mo. Term SOFR + 1.60%), 5.23%, 03/15/38		245	245,000
Series 2026-AZURE, Class C, (1 mo. Term SOFR + 1.90%), 5.53%, 03/15/38		100	100,125
Atrium Hotel Portfolio Trust(b)(c)
Series 2017-ATRM, Class D, (1 mo. Term SOFR + 2.25%), 5.87%, 12/15/36		200	195,000
Series 2024-ATRM, Class A, 5.59%, 11/10/29		170	170,744
Series 2024-ATRM, Class E, 9.52%, 11/10/29		420	432,362

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock Strategic Global Bond Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
United States (continued)
BAHA Trust(b)(c)
Series 2024-MAR, Class A, 6.17%, 12/10/41	USD	1,140	$ 1,163,525
Series 2024-MAR, Class C, 7.77%, 12/10/41		360	370,436
BAMLL Trust, Series 2024-BHP, Class A, (1 mo. Term SOFR + 2.35%), 5.98%, 08/15/39(b)(c)		250	250,934
Bank5, Series 2024-5YR6, Class A3, 6.23%, 05/15/57		940	968,629
Barclays Mortgage Loan Trust, Series 2025-NQM3, Class A1, 5.64%, 05/25/65(b)(c)		713	713,785
BBCMS Mortgage Trust
Series 2017-C1, Class AS, 3.90%, 02/15/50		1,200	1,181,129
Series 2018-TALL, Class A, (1 mo. Term SOFR + 0.92%), 4.55%, 03/15/37(b)(c)		625	590,625
Series 2025-C35, Class D, 4.50%, 07/15/58(c)		357	277,008
Benchmark Mortgage Trust, Series 2020-B21, Class XA, 1.51%, 12/17/53(b)(c)		4,720	224,983
BFLD Commercial Mortgage Trust(b)(c)
Series 2024-UNIV, Class A, (1 mo. Term SOFR + 1.49%), 5.12%, 11/15/41		710	710,666
Series 2024-UNIV, Class D, (1 mo. Term SOFR + 2.69%), 6.32%, 11/15/41		360	360,338
Series 2025-5MW, Class D, 6.58%, 10/10/42		501	507,293
Series 2025-660F, Class A, (1 mo. Term SOFR + 1.50%), 5.13%, 11/15/42		231	231,505
Series 2025-660F, Class D, (1 mo. Term SOFR + 2.75%), 6.38%, 11/15/42		467	469,037
BFLD Trust, Series 2025-FPM, Class B, 5.78%, 10/10/40(b)(c)		665	665,476
BHMS Commercial Mortgage Trust, Series 2025-ATLS, Class A, (1 mo. Term SOFR + 1.85%), 5.48%, 08/15/42(b)(c)		615	617,381
BMP Commercial Mortgage Trust, Series 2024-MF23, Class E, (1 mo. Term SOFR + 3.39%), 7.01%, 06/15/41(b)(c)		310	310,029
BPR Commercial Mortgage Trust(b)(c)
Series 2025-STAR, Class A, 5.11%, 11/05/42		1,580	1,566,343
Series 2025-STAR, Class B, 5.56%, 11/05/42		470	463,362
BRAVO Residential Funding Trust, Series 2026-NMR1, Class A1, 5.40%, 08/25/62(b)(c)		2,886	2,876,612
Bridge Commercial Mortgage Trust, Series 2026-MF, Class A, (1 mo. Term SOFR + 1.25%), 4.85%, 06/15/39(b)(c)		1,350	1,352,109
BSTN Commercial Mortgage Trust, Series 2025-HUB, Class A, 5.06%, 04/13/41(b)(c)		230	227,935
BX Commercial Mortgage Trust(b)(c)
Series 2024-AIR2, Class A, (1 mo. Term SOFR + 1.49%), 5.12%, 10/15/41		144	144,327
Series 2024-AIRC, Class A, (1 mo. Term SOFR + 1.69%), 5.32%, 08/15/41		260	261,151
Series 2024-BRBK, Class A, (1 mo. Term SOFR + 2.88%), 6.51%, 10/15/41		560	561,400
Series 2024-BRBK, Class B, (1 mo. Term SOFR + 3.93%), 7.56%, 10/15/41		120	120,000
Series 2024-MDHS, Class A, (1 mo. Term SOFR + 1.64%), 5.27%, 05/15/41		298	298,716
Series 2024-MF, Class E, (1 mo. Term SOFR + 3.74%), 7.36%, 02/15/39		664	661,794
Series 2024-XL4, Class D, (1 mo. Term SOFR + 3.14%), 6.77%, 02/15/39		486	488,578
Series 2026-AHP, Class D, (1 mo. Term SOFR + 2.65%), 6.25%, 06/15/43		550	550,000
Series 2026-VLT9, Class A, (1 mo. Term SOFR + 1.70%), 5.33%, 03/15/45		1,108	1,107,307
Security		Par (000)	Value
United States (continued)
BX Trust(b)(c)
Series 2021-LBA, Class GV, (1 mo. Term SOFR + 3.36%), 6.99%, 02/15/36	USD	630	$ 629,212
Series 2024-BIO, Class A, (1 mo. Term SOFR + 1.64%), 5.27%, 02/15/41		435	435,272
Series 2024-CNYN, Class E, (1 mo. Term SOFR + 3.69%), 7.31%, 04/15/41		525	522,964
Series 2024-PALM, Class A, (1 mo. Term SOFR + 1.54%), 5.17%, 06/15/37		493	492,644
Series 2024-VLT4, Class A, (1 mo. Term SOFR + 1.49%), 5.12%, 06/15/41		621	621,184
Series 2024-VLT4, Class F, (1 mo. Term SOFR + 3.94%), 7.56%, 06/15/41		360	356,120
Series 2025-TAIL, Class A, (1 mo. Term SOFR + 1.40%), 5.03%, 06/15/35		840	842,125
Series 2025-VLT6, Class A, (1 mo. Term SOFR + 1.44%), 5.07%, 03/15/42		530	529,338
Series 2025-VOLT, Class A, (1 mo. Term SOFR + 1.70%), 5.33%, 12/15/44		1,435	1,436,345
Series 2026-CLS, Class A, (1 mo. Term SOFR + 1.40%), 5.03%, 05/15/43		461	461,432
Series 2026-PNDA, Class C, (1 mo. Term SOFR + 1.80%), 5.43%, 05/15/43		1,006	1,009,772
BXP Trust(b)(c)
Series 2017-CC, Class D, 3.67%, 08/13/37		110	88,663
Series 2017-CC, Class E, 3.67%, 08/13/37		220	168,123
Cali, Series 2024-SUN, Class A, (1 mo. Term SOFR + 1.89%), 5.50%, 07/15/41(b)(c)		140	140,263
CFCRE Commercial Mortgage Trust, Series 2016-C4, Class AM, 3.69%, 05/10/58		94	93,347
CFSP Mortgage Trust, Series 2024-AHP1, Class A, 6.50%, 04/15/37		310	296,476
Chase Home Lending Mortgage Trust, Series 2026-6, Class A11, (30-day Avg SOFR + 1.20%), 4.79%, 04/25/57(b)(c)		1,320	1,319,991
Citigroup Commercial Mortgage Trust
Series 2016-C2, Class B, 3.18%, 08/10/49		750	744,825
Series 2020-420K, Class D, 3.42%, 11/10/42(b)(c)		360	323,805
Series 2020-420K, Class X, 0.91%, 11/10/42(b)(c)		20,000	606,972
COLT Mortgage Loan Trust(c)
Series 2024-2, Class A1, 6.13%, 04/25/69		347	348,081
Series 2025-5, Class A1, 5.54%, 05/25/70		1,369	1,373,399
Commercial Mortgage Trust
Series 2016-DC2, Class B, 4.76%, 02/10/49(b)		78	77,964
Series 2016-DC2, Class C, 4.76%, 02/10/49(b)		100	98,295
Series 2025-167G, Class B, 5.93%, 08/10/40(c)		324	319,243
Series 2025-SBX, Class B, 5.73%, 08/10/41(b)(c)		823	816,301
CONE Trust(b)(c)
Series 2024-DFW1, Class A, (1 mo. Term SOFR + 1.64%), 5.27%, 08/15/41		130	129,472
Series 2024-DFW1, Class E, (1 mo. Term SOFR + 3.89%), 7.51%, 08/15/41		160	158,893
Cross Mortgage Trust, Series 2026-NQM5, Class A2, 5.40%, 03/25/71(c)		426	423,136
CSAIL Commercial Mortgage Trust, Series 2018- CX12, Class C, 4.88%, 08/15/51(b)		750	705,470
CSMC(b)(c)
Series 2014-SAF1, Class A8, 4.00%, 03/25/44		1,684	1,596,642
Series 2021-BHAR, Class A, (1 mo. Term SOFR + 1.26%), 4.89%, 11/15/38		1,850	1,833,234
CSTL Commercial Mortgage Trust(b)(c)
Series 2024-GATE, Class A, 4.92%, 11/10/41		245	243,385
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock Strategic Global Bond Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
United States (continued)
CSTL Commercial Mortgage Trust(b)(c) (continued)
Series 2026-GATE3, Class D, 5.70%, 02/10/43	USD	100	$ 99,613
DBC Mortgage Trust(b)(c)
Series 2025-DBC, Class C, (1 mo. Term SOFR + 2.05%), 5.68%, 11/15/42		1,253	1,256,916
Series 2025-DBC, Class D, (1 mo. Term SOFR + 2.60%), 6.23%, 11/15/42		405	406,898
DBGS, Series 2024-SBL, Class A, (1 mo. Term SOFR + 1.88%), 5.51%, 08/15/34(b)(c)		146	145,912
DBSG Mortgage Trust, Series 2024-ALTA, Class A, 6.14%, 06/10/37(b)(c)		312	313,486
DC Trust, Series 2024-HLTN, Class F, 10.66%, 04/13/40(b)(c)		750	740,070
DK Trust(b)(c)
Series 2024-SPBX, Class E, (1 mo. Term SOFR + 4.00%), 7.63%, 03/15/34		1,100	1,102,576
Series 2025-LXP, Class B, (1 mo. Term SOFR + 1.84%), 5.48%, 08/15/37		268	268,419
Series 2025-LXP, Class C, (1 mo. Term SOFR + 2.24%), 5.88%, 08/15/37		287	287,538
Durst Commercial Mortgage Trust, Series 2025-151, Class A, 5.32%, 08/10/42(b)(c)		647	650,055
Dwight Issuer LLC, Series 2026-FL2, Class A, 01/18/44(b)(c)(d)		1,000	1,000,000
ELM Trust(b)(c)
Series 2024-ELM, Class A10, 5.99%, 06/10/39		330	330,337
Series 2024-ELM, Class A15, 5.99%, 06/10/39		330	329,954
Series 2024-ELM, Class E10, 8.05%, 06/10/39		350	350,331
EQT Trust, Series 2024-EXTR, Class A, 5.33%, 07/05/41(c)		1,187	1,196,355
Fontainebleau Miami Beach Mortgage Trust(b)(c)
Series 2024-FBLU, Class A, (1 mo. Term SOFR + 1.45%), 5.08%, 12/15/39		410	410,641
Series 2024-FBLU, Class F, (1 mo. Term SOFR + 4.25%), 7.88%, 12/15/39		410	413,075
FS Commercial Mortgage Trust, 07/15/41(b)(c)(d)		930	930,000
FS ORL, Series 2026-ORL, Class D, (1 mo. Term SOFR + 2.40%), 6.03%, 02/15/41(b)(c)		542	542,677
Great Wolf Trust, Series 2024-WOLF, Class A, (1 mo. Term SOFR + 1.54%), 5.17%, 03/15/39(b)(c)		1,100	1,102,062
GS Mortgage Securities Corp. Trust(b)(c)
Series 2021-ROSS, Class A, (1 mo. Term SOFR + 1.41%), 5.04%, 06/15/36		100	96,000
Series 2024-RVR, Class E, 7.72%, 08/10/41		250	246,187
Series 2025-800D, Class A, (1 mo. Term SOFR + 2.65%), 6.29%, 11/25/41		394	392,775
GS Mortgage Securities Trust, Series 2020-GSA2, Class XA, 1.77%, 12/12/53(b)(c)		3,385	183,256
GS Mortgage-Backed Securities Trust, Series 2025- NQM4, Class A1, 6.01%, 10/25/65(c)		347	343,850
GWT, Series 2024-WLF2, Class A, (1 mo. Term SOFR + 1.69%), 5.32%, 05/15/41(b)(c)		1,100	1,102,750
HIH Trust(b)(c)
Series 2024-2061P, Class A, (1 mo. Term SOFR + 1.84%), 5.47%, 10/15/41		93	92,799
Series 2024-2061P, Class D, (1 mo. Term SOFR + 3.64%), 7.27%, 10/15/41		353	355,206
HILT Commercial Mortgage Trust, Series 2024-ORL, Class D, (1 mo. Term SOFR + 3.19%), 6.81%, 05/15/37(b)(c)		750	750,469
Security		Par (000)	Value
United States (continued)
Homes Trust, Series 2025-NQM3, Class A1, 5.63%, 02/25/70(b)(c)	USD	1,780	$ 1,783,830
HONO LULU Mortgage Trust, Series 2021-LULU, Class A, (1 mo. Term SOFR + 1.26%), 4.89%, 10/15/36(b)(c)		695	688,050
HTL Commercial Mortgage Trust, Series 2024-T53, Class E, 10.60%, 05/10/39(b)(c)		750	757,236
INV Mortgage Trust, Series 2024-IND, Class A, (1 mo. Term SOFR + 1.74%), 5.37%, 11/15/41(b)(c)		940	931,775
JP Morgan Chase Commercial Mortgage Securities Trust(b)(c)
Series 2024-IGLG, Class D, 6.70%, 11/09/39		370	368,146
Series 2024-OMNI, Class A, 5.99%, 10/05/39		250	251,570
JP Morgan Mortgage Trust, Series 2025-VIS3, Class A1, 5.06%, 02/25/66(b)(c)		1,245	1,233,188
JP Morgan Seasoned Mortgage Trust, Series 2014-1, Class B4, 4.28%, 05/25/33(b)(c)		1,415	1,367,670
JPMF1 Multifamily Mortgage Trust, Series 2026-FX1, Class B, 5.62%, 05/15/59(b)		622	627,029
LEX Trust, Series 2026-450, Class D, (1 mo. Term SOFR + 2.35%), 5.98%, 03/15/43(b)(c)		553	554,901
MAIN Trust(b)(c)
Series 2026-OLAS, Class D, (1 mo. Term SOFR + 3.15%), 6.78%, 01/15/41		710	709,994
Series 2026-OLAS, Class E, (1 mo. Term SOFR + 4.25%), 7.88%, 01/15/41		220	219,998
Series 2026-OLAS, Class F, (1 mo. Term SOFR + 5.25%), 8.88%, 01/15/41		270	269,996
MCM Trust(e)
0.00%, 09/25/31		894	714,110
2.50%, 09/25/31		1,358	1,298,588
MCR Mortgage Trust(c)
Series 2024-HF1, Class A, (1 mo. Term SOFR + 1.79%), 5.42%, 12/15/41(b)		542	543,022
Series 2024-HTL, Class E, (1 mo. Term SOFR + 4.65%), 8.28%, 02/15/37(b)		604	600,513
Series 2024-TWA, Class A, 5.92%, 06/12/39		160	160,496
Series 2024-TWA, Class E, 8.73%, 06/12/39		235	234,995
MFA Trust, Series 2025-NQM2, Class A1, 5.68%, 05/27/70(c)		1,170	1,171,871
MHP, Series 2021-STOR, Class G, (1 mo. Term SOFR + 2.86%), 6.49%, 07/15/38(b)(c)		760	759,525
MLTI Trust, Series 2026-SF75, Class B, (1 mo. Term SOFR + 1.70%), 5.33%, 03/15/36(b)(c)		682	682,425
Morgan Stanley Capital I Trust
Series 2017-ASHF, Class F, (1 mo. Term SOFR + 4.65%), 8.27%, 11/15/34(b)(c)		260	260,000
Series 2018-MP, Class A, 4.42%, 07/11/40(b)(c)		1,000	941,175
Series 2021-L5, Class A2, 1.52%, 05/15/54		27	27,003
Morgan Stanley Residential Mortgage Loan Trust(c)
Series 2025-DSC1, Class A1, 5.56%, 03/25/70		1,396	1,395,286
Series 2025-NQM4, Class A1, 5.59%, 06/25/70		1,090	1,090,432
NCMF Trust(b)(c)
Series 2025-MFS, Class A, 5.05%, 06/10/33		910	902,384
Series 2025-MFS, Class B, 5.69%, 06/10/33		593	592,830
New Residential Mortgage Loan Trust(c)
Series 2026-NQM7, Class A1, 5.42%, 06/25/66(b)		1,139	1,135,413
Series 2026-NQM7, Class A2, 5.57%, 06/25/66		770	767,279
NYC Commercial Mortgage Trust(b)(c)
Series 2025-11X, Class A, (1 mo. Term SOFR + 1.74%), 5.37%, 10/15/40		540	541,856

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock Strategic Global Bond Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
United States (continued)
NYC Commercial Mortgage Trust(b)(c) (continued)
Series 2025-3BP, Class A, (1 mo. Term SOFR + 1.21%), 4.84%, 02/15/42	USD	604	$ 603,811
NYCT Trust, Series 2024-3ELV, Class A, (1 mo. Term SOFR + 1.99%), 5.62%, 08/15/29(b)(c)		140	140,043
NYMT Loan Trust, Series 2026-INV3, Class A1, 5.31%, 06/27/61(b)(c)		801	796,349
Olympic Tower Mortgage Trust(b)(c)
Series 2017-OT, Class D, 4.08%, 05/10/39		130	120,494
Series 2017-OT, Class E, 4.08%, 05/10/39		160	145,420
One Market Plaza Trust, Series 2017-1MKT, Class D, 4.15%, 02/10/32(c)		850	798,789
One New York Plaza Trust, Series 2020-1NYP, Class D, (1 mo. Term SOFR + 2.86%), 6.49%, 01/15/36(b)(c)		270	253,294
ORL Trust, Series 2024-GLKS, Class A, (1 mo. Term SOFR + 1.49%), 5.12%, 12/15/39(b)(c)		220	220,413
Park Avenue Mortgage Trust, Series 2017-280P, Class E, (1 mo. Term SOFR + 2.42%), 6.03%, 09/15/34(b)(c)		635	630,980
PENN Commercial Mortgage Trust, Series 2025-P11, Class A, 5.34%, 08/10/42(c)		279	281,775
PGA Trust, Series 2024-RSR2, Class A, (1 mo. Term SOFR + 1.89%), 5.52%, 06/15/39(b)(c)		750	749,766
PLYM Commercial Mortgage Trust, Series 2026-IND, Class D, (1 mo. Term SOFR + 2.15%), 5.78%, 03/15/43(b)(c)		680	680,212
PRKCM Trust(c)
Series 2023-AFC1, Class A2, 7.00%, 02/25/58		281	280,085
Series 2023-AFC2, Class A1, 6.48%, 06/25/58		336	335,531
RCKT Mortgage Trust, Series 2023-CES1, Class M2, 7.98%, 06/25/43(b)(c)		740	737,714
ROCK Trust(c)
Series 2024-CNTR, Class A, 5.39%, 11/13/41		346	349,701
Series 2024-CNTR, Class E, 8.82%, 11/13/41		150	156,414
Sequoia Mortgage Trust(b)(c)
Series 2026-HYB1, Class A1A, 4.67%, 04/25/56		840	817,706
Series 2026-HYB2, Class A1A, 4.63%, 07/25/56		1,735	1,695,833
Series 2026-MED1, Class A1A, 5.12%, 04/25/56		679	670,815
SHR Trust, Series 2024-LXRY, Class A, (1 mo. Term SOFR + 1.95%), 5.58%, 10/15/41(b)(c)		420	420,525
SLG Commercial Mortgage Trust(b)(c)
Series 2026-PAT, Class B, 5.21%, 02/15/39		670	661,997
Series 2026-PAT, Class C, 5.46%, 02/15/39		204	201,259
TVC DSCR(e)
Series 2021-1, 0.00%, 03/25/28		314	261,785
Series 2021-1, Class A, 2.38%, 02/01/51(c)		446	420,722
UBS Commercial Mortgage Trust, Series 2017-C4, Class AS, 3.84%, 10/15/50(b)		1,700	1,654,053
VEGAS, Series 2024-GCS, Class C, 6.42%, 07/10/36(b)(c)		600	606,068
Velocity Commercial Capital Loan Trust(b)(c)
Series 2020-1, Class M3, 3.19%, 02/25/50		41	31,922
Series 2025-3, Class A, 5.87%, 06/25/55		1,862	1,865,310
Series 2026-1, Class A, 5.10%, 02/25/56		446	439,682
Verus Securitization Trust(c)
Series 2023-7, Class M1, 7.92%, 10/25/68(b)		855	857,456
Series 2024-5, Class M1, 6.70%, 06/25/69(b)		1,200	1,208,260
Series 2024-INV1, Class A3, 6.47%, 03/25/69		153	153,716
Series 2026-5, Class A2, 5.62%, 05/25/71		945	943,484
Security		Par (000)	Value
United States (continued)
VRTX Trust, Series 2025-HQ, Class B, 5.67%, 08/05/42(b)(c)	USD	710	$ 699,353
Wells Fargo Commercial Mortgage Trust
Series 2019-C50, Class XA, 1.57%, 05/15/52(b)		11,950	359,041
Series 2021-C59, Class XA, 1.59%, 04/15/54(b)		957	49,694
Series 2024-1CHI, Class A, 5.48%, 07/15/35(b)(c)		106	106,084
Series 2024-BPRC, Class C, 6.43%, 07/15/43(c)		400	396,716
WHARF Commercial Mortgage Trust, Series 2025-DC, Class B, 5.73%, 07/15/40(b)(c)		108	109,028
			107,516,767
Total Non-Agency Mortgage-Backed Securities — 13.9% (Cost: $129,552,051)			129,042,438
Preferred Securities
Capital Trusts — 1.6%
Canada(b) — 0.0%
Bell Telephone Co. of Canada or Bell Canada, 6.88%, 09/15/55		100	102,216
TELUS Corp.
6.63%, 10/15/55		15	15,209
6.63%, 06/09/56		100	99,749
			217,174
Denmark(a)(b) — 0.0%
Carlsberg Breweries A/S, 4.88%, 12/31/99	EUR	220	256,382
Orsted A/S, 2.50%, 12/31/99	GBP	200	209,835
			466,217
France(b)(m) — 0.4%
Electricite de France SA(a)
3.38%	EUR	200	220,550
5.63%		200	239,808
Engie SA
4.37%(a)		2,200	2,537,701
6.48%	AUD	310	215,431
TotalEnergies SE, 2.00%(a)	EUR	200	226,318
Unibail-Rodamco-Westfield SE, 4.75%(a)		100	114,760
Veolia Environnement SA, 2.00%(a)		200	222,490
			3,777,058
Germany(a)(b) — 0.2%
Amprion GmbH
4.25%, 04/28/56		200	228,881
4.75%, 04/28/56		100	115,573
Aroundtown Finance SARL, 5.25%(m)		356	391,581
Bayer AG, Series NC8, 7.00%, 09/25/83		100	126,373
Deutsche Bank AG, 8.13%(m)		200	249,142
Volkswagen International Finance NV, 5.99%(m)		200	235,045
Wintershall Dea Finance 2 BV, 6.12%(m)		103	121,956
			1,468,551
Hong Kong(a)(m) — 0.1%
Cas Capital No. 2 Ltd., 6.25%(b)	USD	200	200,750
Elect Global Investments Ltd., 4.85%		200	151,250
Peak RE Bvi Holding Ltd., 5.63%(b)		285	284,644
			636,644
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock Strategic Global Bond Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
India(a)(b)(m) — 0.1%
Axis Bank Ltd.
4.10%	USD	1,000	$ 996,050
6.88%		200	201,000
			1,197,050
Japan(b)(m) — 0.1%
Rakuten Group, Inc.
4.25%(a)	EUR	200	226,322
8.13%(c)	USD	200	205,278
RLGH Finance Bermuda Ltd., 6.88%(a)		300	300,083
			731,683
Norway — 0.0%
Var Energi ASA, 7.86%, 11/15/83(a)(b)	EUR	100	123,469
Portugal — 0.0%
EDP SA, Series NC5, 1.50%, 03/14/82(a)(b)		100	112,792
Singapore — 0.0%
United Overseas Bank Ltd., 3.00%(a)(b)(m)	SGD	250	192,019
Spain(a)(b)(m) — 0.0%
CaixaBank SA, 6.25%	EUR	200	240,976
Telefonica Emisiones SA
4.38%		100	113,553
4.88%		100	113,382
			467,911
Switzerland — 0.1%
UBS Group AG, 6.88%(b)(c)(m)	USD	597	598,703
Thailand(a)(b)(m) — 0.1%
GC Treasury Center Co. Ltd., 6.50%		250	247,500
Thaioil Treasury Center Co. Ltd., 6.10%		315	310,149
			557,649
United Kingdom(b) — 0.2%
British Telecommunications Ltd., 8.38%, 12/20/83(a)	GBP	300	420,166
Centrica PLC, 6.50%, 05/21/55(a)		100	135,787
NatWest Group PLC, 7.50%(m)		200	273,010
Standard Chartered PLC(m)
7.00%(c)	USD	400	402,072
7.00%(a)		325	327,113
Vodafone Group PLC, 4.13%, 06/04/81		361	335,904
			1,894,052
United States(b) — 0.3%
AES Corp., 6.95%, 07/15/55		100	98,727
CVS Health Corp., 7.00%, 03/10/55		105	109,011
Dentsply Sirona, Inc., 8.38%, 09/12/55		100	100,078
Edison International, 8.13%, 06/15/53		121	124,338
Energy Transfer LP
8.00%, 05/15/54		20	21,231
6.50%, 02/15/56		100	100,836
NextEra Energy Capital Holdings, Inc., 4.75%, 02/26/56	EUR	800	904,060
Oncor Electric Delivery Co. LLC, 4.55%, 11/26/56(a)		400	462,254
PacifiCorp, 7.13%, 08/15/56	USD	100	99,329
PG&E Corp.
7.38%, 03/15/55		27	27,512
6.85%, 09/15/56		100	99,645
Stellantis NV(a)(m)
6.25%	EUR	150	168,026
6.88%		125	139,406
Security		Par (000)	Value
United States (continued)
Stellantis NV(a)(m) (continued)
8.25%	GBP	100	$ 129,502
Sunoco LP, 7.88%(c)(m)	USD	135	140,391
Venture Global LNG, Inc., 9.00%(c)(m)		149	145,471
			2,869,817
			15,310,789

	Shares
Preferred Stocks — 0.8%
United States — 0.8%
Alphabet, Inc.(f)(j)
Series A, 6.25%, 05/15/29	6,600	335,874
Series B, 6.25%, 05/15/29	6,600	331,980
Anthropic PBC, Series F, (Acquired 08/18/25, Cost: $378,216)(e)(f)(g)	2,683	1,580,313
Boeing Co., 6.00%, 10/15/27(f)(j)	1,700	114,410
Cap Hill Brands, Series B-2(e)(f)	265,896	3
CoreWeave, Inc., 03/25/49(e)	418,000	455,620
Davidson Homes, Inc., 04/01/49(e)(f)	1,474	1,669,113
Dream Finders Homes, Inc., Series A, 12/31/49(e)(f)	1,320	1,318,350
Lessen Holdings, Inc., Series CX(e)(f)	10,022	—
Verger Capital Fund LLC(e)(f)	34,837	5,574
Veritas Newco(f)
Series G, 12/31/49	1,131	22,620
Series G-1, 12/31/49	780	15,210
Versa Networks, Inc., Series E, (Acquired 10/14/22, Cost: $491,084), 10/07/32(e)(f)(g)	168,283	1,097,205
		6,946,272
Total Preferred Securities — 2.4% (Cost: $20,331,448)		22,257,061

		Par (000)
U.S. Government Sponsored Agency Securities
Agency Obligations — 0.1%
Tennessee Valley Authority, 5.25%, 02/01/55	USD	675	662,838
Collateralized Mortgage Obligations(b) — 1.8%
Fannie Mae REMICS
Series 2023-35, Class FC, (30-day Avg SOFR + 1.10%), 4.73%, 08/25/53		390	392,947
Series 2023-68, Class FB, (30-day Avg SOFR + 1.05%), 4.68%, 01/25/54		380	383,007
Series 2024-30, Class FC, (30-day Avg SOFR + 1.05%), 4.68%, 06/25/54		797	803,263
Series 2024-38, Class FE, (30-day Avg SOFR + 1.05%), 4.68%, 06/25/54		747	752,248
Series 2024-5469, Class F, (30-day Avg SOFR + 1.10%), 4.73%, 09/25/54		363	364,449
Series 2024-63, Class FH, (30-day Avg SOFR + 1.10%), 4.73%, 09/25/54		264	266,612
Series 2024-75, Class FC, (30-day Avg SOFR + 0.95%), 4.58%, 10/25/54		1,007	1,008,927
Series 2024-88, Class FC, (30-day Avg SOFR + 1.40%), 5.03%, 12/25/54		216	218,396

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock Strategic Global Bond Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Fannie Mae REMICS (continued)
Series 2024-96, Class FA, (30-day Avg SOFR + 1.40%), 5.03%, 12/25/54	USD	348	$ 350,689
Series 2025-1, Class FX, (30-day Avg SOFR + 1.35%), 4.98%, 02/25/55		219	220,755
Series 2025-13, Class FB, (30-day Avg SOFR + 1.30%), 4.93%, 03/25/55		268	269,942
Series 2025-31, Class FA, (30-day Avg SOFR + 1.30%), 4.93%, 06/25/54		1,574	1,587,593
Series 2025-32, Class FA, (30-day Avg SOFR + 1.25%), 4.88%, 05/25/55		1,354	1,363,360
Series 2025-63, Class DF, (30-day Avg SOFR + 1.40%), 5.03%, 08/25/55		189	191,306
Series 2025-9, Class FG, (30-day Avg SOFR + 1.35%), 4.98%, 03/25/55		145	146,430
Series 5458, Class DF, (30-day Avg SOFR + 1.10%), 4.73%, 10/25/54		173	173,545
Series 5458, Class FB, (30-day Avg SOFR + 1.15%), 4.78%, 10/25/54		1,420	1,425,175
Series 5467, Class FC, (30-day Avg SOFR + 1.06%), 4.69%, 10/25/54		1,362	1,365,147
Series 5470, Class AF, (30-day Avg SOFR + 1.10%), 4.73%, 11/25/54		476	477,120
Freddie Mac REMICS
Series 5386, Class FD, (30-day Avg SOFR + 1.25%), 4.88%, 03/25/54		285	286,838
Series 5424, Class FA, (30-day Avg SOFR + 1.20%), 4.83%, 06/25/54		621	628,076
Series 5468, Class WF, (30-day Avg SOFR + 1.10%), 4.73%, 11/25/54		295	295,847
Series 5478, Class FD, (30-day Avg SOFR + 1.40%), 5.03%, 02/25/54		170	172,050
Series 5482, Class FB, (30-day Avg SOFR + 1.50%), 5.13%, 12/25/54		339	343,819
Series 5500, Class DF, (30-day Avg SOFR + 1.35%), 4.98%, 10/25/54		230	232,535
Series 5502, Class EF, (30-day Avg SOFR + 1.40%), 5.03%, 02/25/55		183	185,036
Series 5508, Class FE, (30-day Avg SOFR + 1.60%), 5.23%, 02/25/55		246	249,713
Series 5543, Class FH, (30-day Avg SOFR + 1.50%), 5.13%, 06/25/55		259	263,196
Series 5563, Class FA, (30-day Avg SOFR + 1.35%), 4.98%, 08/25/55		503	508,178
Series 5574, Class FB, (30-day Avg SOFR + 1.35%), 4.98%, 09/25/55		236	238,409
Freddie Mac Strips, Series 413, Class F26, (30-day Avg SOFR + 1.20%), 4.83%, 05/25/54		542	547,457
Ginnie Mae
Series 2024-51, Class TF, (30-day Avg SOFR + 1.00%), 4.61%, 03/20/54		264	266,140
Series 2024-96, Class FL, (30-day Avg SOFR + 1.15%), 4.76%, 06/20/54		490	491,185
Series 2025-9, Class FE, (30-day Avg SOFR + 1.25%), 4.86%, 01/20/55		230	231,369
			16,700,759
Security		Par (000)	Value
Commercial Mortgage-Backed Securities(b) — 0.1%
Freddie Mac Multifamily Structured Pass Through Certificates
Series K121, Class X1, 1.11%, 10/25/30	USD	3,923	$ 137,096
Series KW09, Class X1, 0.87%, 05/25/29		11,488	211,941
FREMF Mortgage Trust, Series 2020-K104, Class B, 3.66%, 02/25/52(c)		750	713,098
			1,062,135
Mortgage-Backed Securities — 19.0%
Fannie Mae Mortgage-Backed Securities
6.50%, 11/01/38		4	3,777
6.00%, 07/01/39		16	16,743
4.00%, 01/01/41		1	733
3.00%, 02/01/44		27	24,763
Freddie Mac Mortgage-Backed Securities
2.50%, 01/01/29 - 04/01/31		27	26,305
3.50%, 04/01/31 - 01/01/48		94	89,670
3.00%, 10/01/32 - 12/01/46		104	95,524
5.00%, 05/01/38 - 11/01/48		37	37,609
5.50%, 01/01/39		10	10,511
4.00%, 08/01/40 - 12/01/45		10	8,720
4.50%, 09/01/40 - 08/01/48		100	97,612
Ginnie Mae Mortgage-Backed Securities(q)
4.00%, 10/20/40 - 07/20/56		1,397	1,310,023
3.50%, 01/15/42 - 07/20/56		1,989	1,805,994
5.00%, 10/20/44 - 08/20/56		6,475	6,391,020
3.00%, 02/15/45 - 07/20/56		2,521	2,237,878
4.50%, 03/15/47 - 08/20/56		4,312	4,149,757
2.00%, 08/20/50 - 07/20/56		3,563	2,918,561
2.50%, 04/20/51 - 07/20/56		3,627	3,098,258
6.50%, 07/15/54 - 08/15/54		1,186	1,227,745
5.50%, 07/20/56 - 08/20/56		5,662	5,689,865
6.00%, 07/20/56 - 08/20/56		2,866	2,923,359
Uniform Mortgage-Backed Securities(q)
2.50%, 09/01/27 - 07/13/56		24,257	20,466,434
3.00%, 07/01/29 - 07/13/56		6,401	5,669,343
3.50%, 07/01/29 - 08/13/56		48,604	44,115,557
2.00%, 10/01/31 - 07/13/56		17,968	14,727,923
4.00%, 09/01/33 - 07/13/56		14,286	13,380,477
5.00%, 09/01/35 - 07/13/56(r)		6,205	6,118,563
5.50%, 12/01/38 - 07/13/56(r)		20,495	20,581,049
4.50%, 07/15/39 - 07/13/56		8,601	8,282,519
1.50%, 07/16/41 - 11/01/51		4,245	3,526,322
6.00%, 11/01/52 - 07/13/56		5,322	5,454,528
6.50%, 07/13/56		2,490	2,575,575
			177,062,717
Total U.S. Government Sponsored Agency Securities — 21.0% (Cost: $197,555,775)			195,488,449

	Shares
Warrants
United States(f) — 0.0%
Caturus Energy LLC, (Expires 12/31/49)(e)	13,686	—
Cirkul, Inc., (Expires 04/25/35, Strike Price USD 0.01)(e)	2,016	—
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock Strategic Global Bond Fund, Inc.
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States (continued)
Davidson Homes, Inc., Class A, (Issued 05/16/24, Expires 05/16/34, Strike Price USD 8.47)(e)	10,230	$ 26,087
New York Community Bancorp, Inc., Series C, PIPE, (Acquired 03/07/24, Cost: $0), (Issued/Exercisable 03/11/24, 1,000 Shares for 1 Warrant, Expires 03/11/31, Strike Price USD 2.50)(e)(g)	74	226,001
Offerpad Solutions, Inc., (Issued/Exercisable 10/13/20, 1 Share for 1 Warrant, Expires 09/01/26, Strike Price USD 11.50)	8,529	7
Palladyne AI Corp., (Issued/Exercisable 12/21/20, 1 Share for 1 Warrant, Expires 09/24/26, Strike Price USD 11.50)	28,519	899
Sonder Holdings, Inc., (Expires 04/11/30, Strike Price USD 1.00)(e)	22,714	—
Sonder Holdings, Inc., (Expires 12/30/29, Strike Price USD 0.01)(e)	2,277	—
Versa Networks, Inc., Series E, (Acquired 10/14/22, Cost: $0), (Exercisable 10/14/22, 1 Share for 1 Warrant, Expires 10/07/32, Strike Price USD 0.01)(e)(g)	20,741	103,290
Volato Group, Inc., (Acquired 12/03/23, Cost: $6,834), (Issued 12/04/23, Expires 12/03/28, Strike Price USD 11.50)(g)	6,834	164
		356,448
Venezuela — 0.0%
Venezuela Government International Bonds(b)(f)	3,000	11,250
Total Warrants — 0.0% (Cost: $216,875)		367,698
Total Long-Term Investments — 102.8% (Cost: $953,180,142)		955,205,276
Short-Term Securities

		Par (000)
Foreign Agency Obligations — 1.6%
Brazil Letras do Tesouro Nacional(n)
14.01%, 10/01/26		34,911	6,540,318
13.91%, 04/01/27		8,520	1,499,454
Egypt Treasury Bills(n)
24.89%, 07/21/26		600	12,097
23.40%, 10/20/26		39,900	758,746
25.19%, 11/17/26		4,075	75,981
24.70%, 06/29/27		67,900	1,112,498
Ghana Government International Bonds, 6.41%, 07/03/26(a)(n)	USD	2	1,880
Security		Par (000)	Value
Foreign Agency Obligations (continued)
Lebanon Government International Bonds, 6.60%, 11/27/26(a)(f)(h)	USD	507	$ 126,750
Mexican Bonos, Series M, 7.00%, 09/03/26	MXN	88,944	5,089,131
			15,216,855

	Shares
Money Market Funds — 4.7%
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 3.54%(o)(s)	43,834,677	43,834,677
Total Short-Term Securities — 6.3% (Cost: $58,751,775)		59,051,532
Options Purchased — 0.1% (Cost: $1,461,905)		1,251,887
Total Investments Before TBA Sale Commitments and Options Written — 109.2% (Cost: $1,013,393,822)		1,015,508,695

Par (000)
TBA Sale Commitments(q)
United States — (3.5)%
Ginnie Mae Mortgage-Backed Securities
2.00%, 07/20/56	USD	(31)	(25,386)
2.50%, 07/20/56		(31)	(26,464)
4.50%, 07/20/56		(2,081)	(2,006,711)
5.00%, 07/20/56		(3,157)	(3,122,315)
5.50%, 07/20/56		(2,801)	(2,818,448)
6.00%, 07/20/56		(1,433)	(1,462,995)
6.50%, 07/15/54		(593)	(614,313)
Uniform Mortgage-Backed Securities
2.00%, 07/16/41 - 07/13/56		(208)	(171,883)
2.50%, 07/13/56		(99)	(82,704)
3.00%, 07/13/56		(52)	(45,329)
3.50%, 07/13/56		(24,401)	(22,136,282)
4.00%, 07/13/56		(16)	(14,952)
6.50%, 07/13/56		(34)	(35,169)
Total TBA Sale Commitments — (3.5)% (Proceeds: $(32,549,835))			(32,562,951)
Options Written — (0.3)% (Premiums Received: $(2,318,930))			(3,323,029)
Total Investments, Net of TBA Sale Commitments and Options Written — 105.4% (Cost: $978,525,057)			979,622,715
Liabilities in Excess of Other Assets — (5.4)%			(50,026,756)
Net Assets — 100.0%			$ 929,595,959

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock Strategic Global Bond Fund, Inc.

(a)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	When-issued security.
(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)	Non-income producing security.
(g)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $4,467,937, representing 0.5% of its net assets as of period end, and an original cost of $2,472,000.

(h)	Issuer filed for bankruptcy and/or is in default.
(i)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(j)	Convertible security.
(k)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step- down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(l)	Zero-coupon bond.
(m)	Perpetual security with no stated maturity date.
(n)	Rates are discount rates or a range of discount rates as of period end.
(o)	Affiliate of the Fund.
(p)	All or a portion of the security is held by a wholly-owned subsidiary. See Note 1 of the Notes to Consolidated Financial Statements for details on the wholly-owned subsidiary.
(q)	Represents or includes a TBA transaction.
(r)	All or a portion of the security has been pledged as collateral in connection with outstanding TBA commitments.
(s)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended June 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/26	Shares Held at 06/30/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Shares	$ 4,278,715	$ 39,555,962 (a)	$ —	$ —	$ —	$ 43,834,677	43,834,677	$ 485,657	$ —
iShares Bitcoin Trust ETF	1,901,347	—	(1,050,327)	(258,451)	(213,995)	378,574	11,372	—	—
iShares China Large-Cap ETF	349,894	199,511	(173,888)	(3,217)	(47,902)	324,398	10,269	1,204	—
iShares Ethereum Trust ETF	367,852	—	—	—	(172,856)	194,996	16,400	—	—
iShares Flexible Income Active ETF	—	18,194,160	—	—	(189,200)	18,004,960	344,000	388,853	—
iShares iBoxx $ High Yield Corporate Bond ETF	11,993,712	19,906,900	(5,032,579)	(33,781)	(137,627)	26,696,625	333,833	347,274	—
iShares iBoxx $ Investment Grade Corporate Bond ETF	11,867,463	11,118,814	(2,845,511)	(38,916)	(120,226)	19,981,624	183,200	332,045	—
iShares JP Morgan USD Emerging Markets Bond ETF	1,715,132	—	—	—	2,850	1,717,982	17,814	37,232	—
iShares MSCI Brazil ETF	155,228	—	—	—	13,339	168,567	4,886	1,616	—
iShares MSCI Emerging Markets ETF	—	665,019	11,047	—	(26,171)	649,895	9,500	—	—
iShares Russell 2000 ETF(b)	—	675,005	(792,364)	117,359	—	—	—	—	—
				$ (217,006)	$ (891,788)	$ 111,952,298		$ 1,593,881	$ —

(a)	Represents net amount purchased (sold).
(b)	As of period end, the entity is no longer held.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
30-Year Euro Buxl Bond	2	09/08/26	$ 254	$ 7,676
Euro BOBL	696	09/08/26	91,756	316,043
Euro BTP	152	09/08/26	20,728	271,016
Euro OAT	260	09/08/26	35,643	295,302
Euro-Schatz	129	09/08/26	15,618	34,586
Short Term Euro BTP	19	09/08/26	2,324	8,775
TOPIX Index	2	09/10/26	492	18,914
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock Strategic Global Bond Fund, Inc.

Futures Contracts (continued)
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts (continued)
10-Year Japanese Government Treasury Bonds	45	09/14/26	$ 35,362	$ 143,818
10-Year Australian Treasury Bonds	82	09/15/26	6,235	86,855
10-Year Canadian Bond	313	09/18/26	26,728	251,095
Euro Stoxx Banks Index	1	09/18/26	17	515
MSCI Emerging Markets Index	2	09/18/26	176	1,452
10-Year U.S. Ultra Long Treasury Note	61	09/21/26	6,861	10,427
U.S. Long Bond	17	09/21/26	1,930	18,461
Ultra U.S. Treasury Bond	246	09/21/26	28,574	255,384
Long Gilt	103	09/28/26	12,188	132,131
3-Month SOFR	46	03/16/27	11,035	(10,407)
3-Month SOFR	152	03/14/28	36,522	(222,258)
3-Month SOFR	152	03/20/29	36,567	(93,020)
				1,526,765
Short Contracts
Euro Bund	256	09/08/26	37,248	(496,367)
Nikkei 225 Index	2	09/10/26	863	(70,365)
E-mini Russell 2000 Index	4	09/18/26	609	(15,398)
Euro Stoxx 50 Index	22	09/18/26	1,598	(12,368)
NASDAQ 100 E-Mini Index	3	09/18/26	1,831	(51,349)
S&P 500 E-Mini Index	26	09/18/26	9,813	(44,960)
10-Year U.S. Treasury Note	441	09/21/26	48,462	(113,617)
2-Year U.S. Treasury Note	1,271	09/30/26	261,995	(9,066)
5-Year U.S. Treasury Note	2,601	09/30/26	278,429	(552,941)
3-Month SOFR	39	09/14/27	9,356	2,549
				(1,363,882)
				$ 162,883
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	2,299,500	USD	444,631	Morgan Stanley & Co. International PLC	07/01/26	$ 810
BRL	5,349,750	USD	1,034,428	Morgan Stanley & Co. International PLC	07/01/26	1,884
BRL	6,644,700	USD	1,284,819	Morgan Stanley & Co. International PLC	07/01/26	2,340
COP	324,370,050	USD	94,195	Bank of America N.A.	07/01/26	699
COP	1,135,846,200	USD	329,844	Bank of America N.A.	07/01/26	2,448
COP	324,370,050	USD	88,300	Morgan Stanley & Co. International PLC	07/01/26	6,594
COP	1,135,846,200	USD	309,200	Morgan Stanley & Co. International PLC	07/01/26	23,092
COP	1,267,000,000	USD	367,930	Morgan Stanley & Co. International PLC	07/01/26	2,731
COP	4,438,000,000	USD	1,288,771	Morgan Stanley & Co. International PLC	07/01/26	9,565
BRL	6,496,211	USD	1,258,000	Barclays Bank PLC	07/02/26	395
BRL	49,846,251	USD	9,629,149	Barclays Bank PLC	07/02/26	26,674
BRL	63,519,308	USD	12,300,599	Barclays Bank PLC	07/02/26	3,860
BRL	562,626	USD	108,000	BNP Paribas SA	07/02/26	987
BRL	704,500	USD	136,000	BNP Paribas SA	07/02/26	470
BRL	1,597,193	USD	308,541	BNP Paribas SA	07/02/26	855
BRL	1,956,688	USD	375,600	BNP Paribas SA	07/02/26	3,434
BRL	1,429,321	USD	276,112	Citibank N.A.	07/02/26	765
BRL	4,439,241	USD	857,559	Citibank N.A.	07/02/26	2,376
BRL	17,215	USD	3,319	Morgan Stanley & Co. International PLC	07/02/26	16
BRL	482,354	USD	93,180	Morgan Stanley & Co. International PLC	07/02/26	258
BRL	5,132,296	USD	991,442	Morgan Stanley & Co. International PLC	07/02/26	2,746
BRL	17,215	USD	3,326	Wells Fargo Bank N.A.	07/02/26	9
BRL	6,394,320	USD	1,235,235	Wells Fargo Bank N.A.	07/02/26	3,422
BRL	63,519,308	USD	12,270,469	Wells Fargo Bank N.A.	07/02/26	33,990
USD	314,000	BRL	1,597,193	BNP Paribas SA	07/02/26	4,604

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock Strategic Global Bond Fund, Inc.

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	3,387	BRL	17,215	Wells Fargo Bank N.A.	07/02/26	$ 52
USD	1,258,000	BRL	6,394,320	Wells Fargo Bank N.A.	07/02/26	19,343
USD	12,496,605	BRL	63,519,308	Wells Fargo Bank N.A.	07/02/26	192,147
AUD	15,027,071	USD	10,354,073	Westpac Banking Corp.	07/03/26	49,747
CAD	7,277,000	USD	5,113,271	Bank of America N.A.	07/03/26	17,921
CNH	229,549,600	USD	33,805,019	Societe Generale	07/03/26	558
EUR	150,000	JPY	27,787,275	Natwest Markets PLC	07/03/26	485
GBP	3,056,784	USD	4,045,343	HSBC Bank PLC	07/03/26	9,324
NOK	1,910,000	USD	192,699	Barclays Bank PLC	07/03/26	257
SGD	1,470,000	USD	1,135,661	State Street Bank and Trust Co.	07/03/26	649
THB	98,740,000	USD	2,970,517	Deutsche Bank AG	07/03/26	1,980
TRY	47,470,000	USD	1,004,147	Citibank N.A.	07/03/26	11,988
USD	10,751,967	AUD	15,027,071	Commonwealth Bank of Australia	07/03/26	348,147
USD	3,027,676	CAD	4,290,000	Bank of America N.A.	07/03/26	2,692
USD	214,667	CAD	300,000	Natwest Markets PLC	07/03/26	3,130
USD	1,948,291	CAD	2,687,000	Wells Fargo Bank N.A.	07/03/26	53,621
USD	34,002,814	CNH	229,549,600	Standard Chartered Bank	07/03/26	197,237
USD	1,764,232	EUR	1,540,000	Bank of America N.A.	07/03/26	4,557
USD	925,773	EUR	810,000	Barclays Bank PLC	07/03/26	230
USD	196,698	EUR	170,000	Deutsche Bank AG	07/03/26	2,449
USD	657,872	EUR	570,000	State Street Bank and Trust Co.	07/03/26	6,564
USD	4,101,834	GBP	3,056,784	Bank of America N.A.	07/03/26	47,167
USD	496,129	HKD	3,883,000	UBS AG	07/03/26	1,028
USD	19,920,389	JPY	3,164,938,000	HSBC Bank PLC	07/03/26	453,711
USD	624,299	JPY	99,920,000	Natwest Markets PLC	07/03/26	9,719
USD	1,801,635	JPY	291,160,000	Natwest Markets PLC	07/03/26	10,788
USD	14,071,375	MXN	245,630,000	Citibank N.A.	07/03/26	26,490
USD	206,373	NOK	1,910,000	Morgan Stanley & Co. International PLC	07/03/26	13,417
USD	125,979	SEK	1,190,000	Goldman Sachs International	07/03/26	3,246
USD	1,153,003	SGD	1,470,000	Canadian Imperial Bank of Commerce	07/03/26	16,694
USD	3,041,289	THB	98,740,000	UBS AG	07/03/26	68,791
USD	67,595	ZAR	1,100,000	Natwest Markets PLC	07/03/26	446
INR	16,721,250	USD	175,000	Citibank N.A.	07/06/26	1,632
INR	58,954,350	USD	617,000	Citibank N.A.	07/06/26	5,752
COP	150,046,534	USD	39,004	State Street Bank and Trust Co.	07/07/26	4,840
INR	34,600,000	USD	363,255	Barclays Bank PLC	07/07/26	2,227
USD	178,737	INR	16,888,848	BNP Paribas SA	07/07/26	339
USD	187,439	INR	17,711,152	BNP Paribas SA	07/07/26	356
USD	332,633	MXN	5,786,239	State Street Bank and Trust Co.	07/10/26	1,971
USD	979	EUR	827	BNP Paribas SA	07/16/26	34
USD	74,956	EUR	63,307	BNP Paribas SA	07/16/26	2,581
USD	103,129	EUR	87,095	BNP Paribas SA	07/16/26	3,557
USD	118,267	EUR	99,881	BNP Paribas SA	07/16/26	4,078
USD	546	EUR	470	Commonwealth Bank of Australia	07/16/26	9
USD	1,494	EUR	1,285	Commonwealth Bank of Australia	07/16/26	25
USD	11,327	EUR	9,742	Commonwealth Bank of Australia	07/16/26	189
USD	15,255	EUR	13,120	Commonwealth Bank of Australia	07/16/26	255
USD	827	EUR	711	Natwest Markets PLC	07/16/26	14
COP	1,513,108,350	USD	407,160	Citibank N.A.	07/17/26	33,973
COP	2,311,507,500	USD	622,000	Citibank N.A.	07/17/26	51,898
COP	8,277,353,539	USD	2,227,340	Citibank N.A.	07/17/26	185,845
USD	31,057	MXN	542,251	State Street Bank and Trust Co.	07/23/26	102
BRL	1,414,000	MXN	4,747,505	Citibank N.A.	07/24/26	1,501
COP	1,144,402,578	GBP	250,100	Bank of America N.A.	07/24/26	1,384
COP	1,579,780,911	USD	439,438	Citibank N.A.	07/24/26	20,419
COP	256,465,159	USD	67,341	State Street Bank and Trust Co.	07/24/26	7,313
COP	567,659,019	USD	152,675	State Street Bank and Trust Co.	07/24/26	12,565
COP	1,203,430,238	USD	325,207	State Street Bank and Trust Co.	07/24/26	25,098
COP	1,257,559,050	USD	363,000	Wells Fargo Bank N.A.	07/24/26	3,062
COP	5,168,810,200	USD	1,492,000	Wells Fargo Bank N.A.	07/24/26	12,585
EUR	55,500	HUF	19,598,304	Natwest Markets PLC	07/24/26	589
EUR	778,800	HUF	275,362,419	Natwest Markets PLC	07/24/26	7,139
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock Strategic Global Bond Fund, Inc.

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	240,000	USD	272,968	Barclays Bank PLC	07/24/26	$ 1,500
EUR	770,000	USD	875,773	Barclays Bank PLC	07/24/26	4,813
EUR	213,995	USD	243,987	BNP Paribas SA	07/24/26	741
EUR	276,005	USD	314,787	BNP Paribas SA	07/24/26	857
EUR	659,890	USD	752,377	BNP Paribas SA	07/24/26	2,286
EUR	851,110	USD	970,701	BNP Paribas SA	07/24/26	2,644
MYR	3,018,734	USD	733,450	Barclays Bank PLC	07/24/26	6,037
MYR	42,532,410	USD	10,333,935	Barclays Bank PLC	07/24/26	85,057
PLN	325,877	USD	86,602	Natwest Markets PLC	07/24/26	22
USD	278,924	AUD	402,000	Morgan Stanley & Co. International PLC	07/24/26	707
USD	1,069,901	AUD	1,542,000	Morgan Stanley & Co. International PLC	07/24/26	2,712
USD	648,000	CAD	917,300	Commonwealth Bank of Australia	07/24/26	603
USD	2,428,000	CAD	3,432,847	Wells Fargo Bank N.A.	07/24/26	5,222
USD	279,000	CLP	255,759,300	Wells Fargo Bank N.A.	07/24/26	1,490
USD	1,081,000	CLP	990,952,700	Wells Fargo Bank N.A.	07/24/26	5,774
USD	95,730	COP	328,277,316	Citibank N.A.	07/24/26	172
USD	278,698	COP	955,711,182	Citibank N.A.	07/24/26	501
USD	26,430	CZK	553,229	Morgan Stanley & Co. International PLC	07/24/26	381
USD	890,976	EUR	779,000	Canadian Imperial Bank of Commerce	07/24/26	97
USD	4,049,996	EUR	3,541,000	Canadian Imperial Bank of Commerce	07/24/26	442
USD	92,557	EUR	79,532	Natwest Markets PLC	07/24/26	1,603
USD	176,288	EUR	151,480	Natwest Markets PLC	07/24/26	3,053
USD	267,107	EUR	229,497	Natwest Markets PLC	07/24/26	4,650
USD	310,997	EUR	267,209	Natwest Markets PLC	07/24/26	5,412
USD	942,153	EUR	809,493	Natwest Markets PLC	07/24/26	16,402
USD	92,619	HUF	28,441,174	Toronto-Dominion Bank	07/24/26	1,364
USD	407,992	IDR	7,266,532,578	Citibank N.A.	07/24/26	3,015
USD	636,000	JPY	102,615,648	Wells Fargo Bank N.A.	07/24/26	3,798
USD	1,259,000	JPY	203,156,281	Wells Fargo Bank N.A.	07/24/26	7,379
USD	894,486	MXN	15,629,232	HSBC Bank PLC	07/24/26	2,361
USD	84,075	PLN	307,035	Canadian Imperial Bank of Commerce	07/24/26	2,458
USD	95,000	PLN	353,927	Canadian Imperial Bank of Commerce	07/24/26	919
USD	1,258,000	PLN	4,706,443	JPMorgan Chase Bank N.A.	07/24/26	6,931
USD	1,578,956	PLN	5,779,772	Morgan Stanley & Co. International PLC	07/24/26	42,574
ZAR	107,278,197	USD	6,518,932	Canadian Imperial Bank of Commerce	07/24/26	18,475
ZAR	6,106,938	USD	372,000	Citibank N.A.	07/24/26	150
ZAR	17,779,069	USD	1,083,000	Citibank N.A.	07/24/26	436
ZAR	2,423,961	USD	145,347	HSBC Bank PLC	07/24/26	2,366
ZAR	2,412,406	USD	143,540	State Street Bank and Trust Co.	07/24/26	3,469
ZAR	13,929,640	USD	846,540	UBS AG	07/24/26	2,316
NGN	145,165,612	USD	97,182	Citibank N.A.	07/28/26	6,625
NGN	534,399,519	USD	357,757	Citibank N.A.	07/28/26	24,387
BRL	50,232,845	USD	9,652,793	Barclays Bank PLC	08/04/26	3,315
BRL	7,716,908	USD	1,481,457	Goldman Sachs International	08/04/26	1,941
BRL	486,088	USD	93,000	Morgan Stanley & Co. International PLC	08/04/26	439
BRL	5,172,026	USD	989,530	Morgan Stanley & Co. International PLC	08/04/26	4,673
USD	119,621	BRL	613,272	State Street Bank and Trust Co.	08/04/26	1,733
CZK	20,470,000	USD	962,100	BNP Paribas SA	08/05/26	1,828
EUR	150,000	JPY	27,722,376	Canadian Imperial Bank of Commerce	08/05/26	671
EUR	900,000	USD	1,028,980	Wells Fargo Bank N.A.	08/05/26	783
EUR	60,894,261	USD	69,514,276	Wells Fargo Bank N.A.	08/05/26	159,755
HUF	77,070,000	USD	246,034	Morgan Stanley & Co. International PLC	08/05/26	1,114
NZD	140,000	USD	79,353	Natwest Markets PLC	08/05/26	252
PLN	2,564,000	USD	680,226	Natwest Markets PLC	08/05/26	1,326
SEK	2,266,000	USD	233,470	Bank of America N.A.	08/05/26	656
THB	105,212,300	USD	3,170,000	Deutsche Bank AG	08/05/26	5,830
TRY	47,470,000	USD	990,112	JPMorgan Chase Bank N.A.	08/05/26	295
USD	33,879,672	CNH	229,549,600	Societe Generale	08/05/26	2,083
USD	495,785	HKD	3,883,000	Bank of America N.A.	08/05/26	71
USD	21,964,428	JPY	3,556,018,000	Canadian Imperial Bank of Commerce	08/05/26	35,440
USD	1,400,000	JPY	226,927,932	JPMorgan Chase Bank N.A.	08/05/26	598
USD	67,033	ZAR	1,100,000	Canadian Imperial Bank of Commerce	08/05/26	66

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock Strategic Global Bond Fund, Inc.

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
MXN	1,505,300	USD	82,245	Goldman Sachs International	08/18/26	$ 3,502
MXN	5,012,800	USD	272,765	Goldman Sachs International	08/18/26	12,779
MXN	102,662,000	USD	5,451,873	Morgan Stanley & Co. International PLC	08/18/26	396,064
USD	71,524	CNY	481,300	State Street Bank and Trust Co.	08/19/26	686
USD	214,054	EUR	184,056	Deutsche Bank AG	08/19/26	3,336
USD	895	GBP	667	Royal Bank of Canada	08/19/26	10
USD	12,235	HUF	3,691,000	Natwest Markets PLC	08/19/26	404
USD	5,686	TWD	179,700	HSBC Bank PLC	08/19/26	55
PLN	734,483	USD	195,126	Canadian Imperial Bank of Commerce	08/24/26	112
TRY	11,847,182	USD	242,112	Morgan Stanley & Co. International PLC	08/24/26	1,378
USD	1,469,627	CNH	9,892,624	Deutsche Bank AG	08/24/26	7,696
USD	279,449	CZK	5,815,771	Societe Generale	08/24/26	5,542
USD	2,064,255	HUF	624,846,552	Natwest Markets PLC	08/24/26	61,756
USD	2,112,561	IDR	37,512,739,973	Barclays Bank PLC	08/24/26	26,764
USD	3,718,957	IDR	66,037,522,100	Barclays Bank PLC	08/24/26	47,115
USD	13,782,245	MXN	238,178,082	UBS AG	08/24/26	221,623
USD	615,059	PEN	2,084,804	Citibank N.A.	08/24/26	6,370
USD	1,365,780	PEN	4,628,629	Citibank N.A.	08/24/26	14,385
USD	6,127,453	PHP	370,036,916	Barclays Bank PLC	08/24/26	121,756
USD	9,176,721	PLN	33,573,497	Wells Fargo Bank N.A.	08/24/26	252,346
USD	143,428	RON	659,485	HSBC Bank PLC	08/24/26	20
USD	11,545,184	ZAR	187,582,261	Canadian Imperial Bank of Commerce	08/24/26	142,795
USD	772,710	CLP	691,730,000	Goldman Sachs International	09/02/26	21,715
USD	310,962	CLP	276,694,000	HSBC Bank PLC	09/02/26	10,562
USD	621,368	CLP	553,390,000	HSBC Bank PLC	09/02/26	20,565
USD	327,196	CLP	290,533,620	Morgan Stanley & Co. International PLC	09/02/26	11,770
USD	2,253,072	BRL	11,618,935	Deutsche Bank AG	09/09/26	39,093
USD	115,834	CLP	103,641,309	Citibank N.A.	09/09/26	3,309
USD	647,613	CNH	4,350,575	Morgan Stanley & Co. International PLC	09/09/26	3,972
USD	1,673,557	CZK	34,793,819	Morgan Stanley & Co. International PLC	09/09/26	34,610
USD	147,424	HUF	45,207,334	Bank of America N.A.	09/09/26	2,614
USD	647,613	MXN	11,285,640	Barclays Bank PLC	09/09/26	5,908
USD	647,613	MYR	2,584,947	State Street Bank and Trust Co.	09/09/26	13,245
USD	1,815,716	PLN	6,612,700	Canadian Imperial Bank of Commerce	09/09/26	57,951
USD	1,291,292	THB	42,153,117	Citibank N.A.	09/09/26	15,207
USD	458,068	ZAR	7,493,637	Goldman Sachs International	09/09/26	3,140
BRL	9,311,483	USD	1,762,000	Barclays Bank PLC	09/16/26	9,398
BRL	24,000,000	USD	4,541,489	Barclays Bank PLC	09/16/26	24,223
BRL	4,747,443	USD	895,837	HSBC Bank PLC	09/16/26	7,307
CNH	10,713	AUD	2,278	Goldman Sachs International	09/16/26	11
CNH	22,585	JPY	534,673	Morgan Stanley & Co. International PLC	09/16/26	34
COP	3,000,000,000	USD	833,157	Barclays Bank PLC	09/16/26	28,981
COP	13,469,455,000	USD	3,740,726	Barclays Bank PLC	09/16/26	130,120
EUR	8,240,000	USD	9,371,871	HSBC Bank PLC	09/16/26	72,932
EUR	8,200,000	USD	9,338,910	JPMorgan Chase Bank N.A.	09/16/26	60,044
GBP	5,480,971	EUR	6,322,998	Bank of America N.A.	09/16/26	22,687
IDR	4,040,000,000	USD	223,711	Citibank N.A.	09/16/26	532
IDR	4,040,000,000	USD	224,183	Goldman Sachs International	09/16/26	61
IDR	6,235,000,000	USD	345,047	Goldman Sachs International	09/16/26	1,032
INR	463,550,000	USD	4,801,811	Deutsche Bank AG	09/16/26	67,265
TRY	1,108,362	USD	22,000	Barclays Bank PLC	09/16/26	370
USD	2,790,000	AUD	3,996,454	Bank of America N.A.	09/16/26	26,800
USD	7,995	CHF	6,328	UBS AG	09/16/26	98
USD	447,814	CNH	3,010,000	HSBC Bank PLC	09/16/26	2,291
USD	943,415	CNH	6,355,000	Societe Generale	09/16/26	2,784
USD	1,939,726	CZK	40,654,956	Citibank N.A.	09/16/26	24,541
USD	201,138	EUR	173,698	Deutsche Bank AG	09/16/26	2,043
USD	518,008	EUR	444,616	Deutsche Bank AG	09/16/26	8,383
USD	4,650,000	EUR	4,015,665	Deutsche Bank AG	09/16/26	47,189
USD	43,441,061	EUR	37,515,000	Deutsche Bank AG	09/16/26	440,844
USD	72,360,748	EUR	62,488,470	Deutsche Bank AG	09/16/26	735,591
USD	988,563	GBP	740,000	HSBC Bank PLC	09/16/26	6,995
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock Strategic Global Bond Fund, Inc.

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	6,464,307	GBP	4,838,967	HSBC Bank PLC	09/16/26	$ 45,693
USD	169,552	HKD	1,324,628	JPMorgan Chase Bank N.A.	09/16/26	211
USD	57,600	HKD	450,000	Natwest Markets PLC	09/16/26	71
USD	872,841	HUF	269,785,000	Morgan Stanley & Co. International PLC	09/16/26	8,811
USD	1,771,000	HUF	547,395,911	Morgan Stanley & Co. International PLC	09/16/26	17,878
USD	113,357	IDR	2,040,000,000	BNP Paribas SA	09/16/26	125
USD	113,388	IDR	2,040,000,000	BNP Paribas SA	09/16/26	157
USD	221,540	IDR	3,970,000,000	Citibank N.A.	09/16/26	1,182
USD	224,404	IDR	4,000,000,000	Citibank N.A.	09/16/26	2,381
USD	534,389	IDR	9,580,000,000	Deutsche Bank AG	09/16/26	2,644
USD	694,004	IDR	12,470,000,000	Deutsche Bank AG	09/16/26	1,846
USD	545,289	IDR	9,815,670,000	State Street Bank and Trust Co.	09/16/26	463
USD	92,503	JPY	14,714,669	BNP Paribas SA	09/16/26	1,451
USD	380,960	JPY	60,600,000	BNP Paribas SA	09/16/26	5,976
USD	17,440,962	JPY	2,779,206,843	BNP Paribas SA	09/16/26	243,665
USD	2,015,989	KRW	3,084,100,000	Barclays Bank PLC	09/16/26	20,054
USD	133,987	KRW	205,000,000	BNP Paribas SA	09/16/26	1,317
USD	4,102,539	NOK	39,109,662	State Street Bank and Trust Co.	09/16/26	155,640
USD	1,155,718	PHP	71,206,123	Bank of America N.A.	09/16/26	900
USD	139,002	PHP	8,500,000	Citibank N.A.	09/16/26	1,150
USD	388,680	PLN	1,432,744	HSBC Bank PLC	09/16/26	7,833
USD	175,267	SEK	1,662,911	Barclays Bank PLC	09/16/26	3,045
USD	226,785	SGD	290,000	Citibank N.A.	09/16/26	1,433
USD	226,693	SGD	290,000	HSBC Bank PLC	09/16/26	1,341
USD	223,989	TWD	7,100,000	BNP Paribas SA	09/16/26	1,687
ZAR	22,378,912	USD	1,343,756	Citibank N.A.	09/16/26	14,089
ZAR	222,278,089	USD	13,355,975	HSBC Bank PLC	09/16/26	130,791
AUD	840,000	USD	578,952	Goldman Sachs International	09/17/26	1,825
USD	2,503,309	AUD	3,580,000	Bank of America N.A.	09/17/26	28,093
USD	218,407	AUD	310,000	Barclays Bank PLC	09/17/26	4,073
USD	2,503,789	AUD	3,580,000	BNP Paribas SA	09/17/26	28,573
USD	2,785,669	EUR	2,421,896	Deutsche Bank AG	09/17/26	9,540
USD	1,620,845	EUR	1,398,000	JPMorgan Chase Bank N.A.	09/17/26	18,370
USD	145,070	IDR	2,608,503,670	HSBC Bank PLC	09/17/26	294
USD	31,500,553	MXN	552,258,592	Barclays Bank PLC	09/17/26	119,282
USD	138,854	MYR	550,000	Barclays Bank PLC	09/17/26	3,846
USD	226,444	MYR	900,000	Goldman Sachs International	09/17/26	5,522
USD	96,936	SGD	124,000	JPMorgan Chase Bank N.A.	09/17/26	571
USD	96,977	SGD	124,000	JPMorgan Chase Bank N.A.	09/17/26	612
USD	44,676	RON	205,827	HSBC Bank PLC	09/29/26	3
USD	206,625	CLP	184,945,810	Citibank N.A.	10/09/26	5,794
USD	225,066	CLP	201,328,666	Citibank N.A.	10/09/26	6,446
USD	422,058	CLP	369,891,620	Citibank N.A.	10/09/26	20,396
USD	207,466	CLP	184,945,810	Morgan Stanley & Co. International PLC	10/09/26	6,635
USD	207,641	CLP	184,945,810	Morgan Stanley & Co. International PLC	10/09/26	6,810
USD	413,287	CLP	369,891,619	Morgan Stanley & Co. International PLC	10/09/26	11,625
USD	420,093	CLP	369,891,620	Morgan Stanley & Co. International PLC	10/09/26	18,431
USD	286,057	PEN	972,050	Citibank N.A.	10/23/26	2,918
USD	3,365,979	HKD	26,000,000	Citibank N.A.	12/16/26	35,665
						6,905,870
TWD	11,366,800	USD	362,000	Goldman Sachs International	07/01/26	(5,187)
TWD	39,815,200	USD	1,268,000	Goldman Sachs International	07/01/26	(18,170)
USD	438,000	BRL	2,299,500	Morgan Stanley & Co. International PLC	07/01/26	(7,441)
USD	1,019,000	BRL	5,349,750	Morgan Stanley & Co. International PLC	07/01/26	(17,311)
USD	1,242,000	BRL	6,644,700	Morgan Stanley & Co. International PLC	07/01/26	(45,159)
USD	88,300	COP	324,370,050	Bank of America N.A.	07/01/26	(6,594)
USD	309,200	COP	1,135,846,200	Bank of America N.A.	07/01/26	(23,092)
USD	94,195	COP	324,370,050	Morgan Stanley & Co. International PLC	07/01/26	(699)
USD	329,844	COP	1,135,846,200	Morgan Stanley & Co. International PLC	07/01/26	(2,448)
USD	362,000	COP	1,267,000,000	Morgan Stanley & Co. International PLC	07/01/26	(8,661)
USD	1,268,000	COP	4,438,000,000	Morgan Stanley & Co. International PLC	07/01/26	(30,337)

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock Strategic Global Bond Fund, Inc.

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	356,237	TWD	11,366,800	Goldman Sachs International	07/01/26	$ (576)
USD	1,247,812	TWD	39,815,200	Goldman Sachs International	07/01/26	(2,017)
BRL	479,880	USD	93,000	Citibank N.A.	07/02/26	(41)
BRL	451,595	USD	89,000	Morgan Stanley & Co. International PLC	07/02/26	(1,521)
BRL	452,380	USD	89,000	Wells Fargo Bank N.A.	07/02/26	(1,368)
BRL	5,873,472	USD	1,155,530	Wells Fargo Bank N.A.	07/02/26	(17,767)
BRL	51,480,845	USD	10,128,193	Wells Fargo Bank N.A.	07/02/26	(155,730)
USD	1,254,919	BRL	6,496,211	Barclays Bank PLC	07/02/26	(3,476)
USD	9,652,793	BRL	49,846,251	Barclays Bank PLC	07/02/26	(3,029)
USD	12,270,469	BRL	63,519,308	Barclays Bank PLC	07/02/26	(33,990)
USD	108,686	BRL	562,626	BNP Paribas SA	07/02/26	(301)
USD	136,093	BRL	704,500	BNP Paribas SA	07/02/26	(377)
USD	377,987	BRL	1,956,688	BNP Paribas SA	07/02/26	(1,047)
USD	92,702	BRL	479,880	Citibank N.A.	07/02/26	(257)
USD	274,000	BRL	1,429,321	Citibank N.A.	07/02/26	(2,877)
USD	851,000	BRL	4,439,242	Citibank N.A.	07/02/26	(8,935)
USD	3,326	BRL	17,215	Morgan Stanley & Co. International PLC	07/02/26	(9)
USD	87,238	BRL	451,595	Morgan Stanley & Co. International PLC	07/02/26	(242)
USD	93,000	BRL	482,354	Morgan Stanley & Co. International PLC	07/02/26	(438)
USD	989,530	BRL	5,132,296	Morgan Stanley & Co. International PLC	07/02/26	(4,658)
USD	87,389	BRL	452,380	Wells Fargo Bank N.A.	07/02/26	(242)
USD	1,134,620	BRL	5,873,472	Wells Fargo Bank N.A.	07/02/26	(3,143)
USD	9,944,915	BRL	51,480,845	Wells Fargo Bank N.A.	07/02/26	(27,548)
CZK	20,470,000	USD	981,813	UBS AG	07/03/26	(18,167)
EUR	70,044,261	USD	81,665,704	Morgan Stanley & Co. International PLC	07/03/26	(1,629,917)
HKD	3,883,000	USD	495,166	Bank of America N.A.	07/03/26	(66)
HUF	77,070,000	USD	252,844	UBS AG	07/03/26	(5,321)
JPY	27,757,344	EUR	150,000	Canadian Imperial Bank of Commerce	07/03/26	(669)
JPY	3,556,018,000	USD	21,907,280	Canadian Imperial Bank of Commerce	07/03/26	(35,176)
MXN	245,630,000	USD	14,130,707	HSBC Bank PLC	07/03/26	(85,822)
NZD	140,000	USD	83,609	Barclays Bank PLC	07/03/26	(4,092)
PLN	2,564,000	USD	705,950	Canadian Imperial Bank of Commerce	07/03/26	(24,362)
SEK	3,456,000	USD	374,210	Natwest Markets PLC	07/03/26	(17,768)
THB	102,918,805	USD	3,170,000	UBS AG	07/03/26	(71,702)
USD	961,841	CZK	20,470,000	BNP Paribas SA	07/03/26	(1,805)
USD	3,260,267	EUR	2,860,000	Standard Chartered Bank	07/03/26	(7,700)
USD	3,627,078	EUR	3,200,000	Wells Fargo Bank N.A.	07/03/26	(29,389)
USD	69,421,035	EUR	60,894,261	Wells Fargo Bank N.A.	07/03/26	(159,542)
USD	246,385	HUF	77,070,000	Morgan Stanley & Co. International PLC	07/03/26	(1,138)
USD	79,265	NZD	140,000	Natwest Markets PLC	07/03/26	(251)
USD	680,262	PLN	2,564,000	Natwest Markets PLC	07/03/26	(1,326)
USD	233,055	SEK	2,266,000	Bank of America N.A.	07/03/26	(654)
USD	3,170,000	THB	105,370,800	Deutsche Bank AG	07/03/26	(2,113)
USD	1,015,850	TRY	47,470,000	JPMorgan Chase Bank N.A.	07/03/26	(285)
ZAR	1,100,000	USD	67,215	Canadian Imperial Bank of Commerce	07/03/26	(65)
USD	41,756	COP	144,003,308	State Street Bank and Trust Co.	07/07/26	(322)
USD	55,147	COP	212,176,767	State Street Bank and Trust Co.	07/07/26	(6,851)
USD	97,237	COP	366,243,353	State Street Bank and Trust Co.	07/07/26	(9,779)
USD	109,826	COP	379,030,436	State Street Bank and Trust Co.	07/07/26	(926)
USD	233,508	COP	885,812,717	State Street Bank and Trust Co.	07/07/26	(25,325)
USD	265,392	COP	1,008,356,748	State Street Bank and Trust Co.	07/07/26	(29,248)
USD	273,829	COP	1,053,556,781	State Street Bank and Trust Co.	07/07/26	(34,019)
USD	295,811	COP	1,149,819,110	State Street Bank and Trust Co.	07/07/26	(40,164)
USD	644,522	COP	2,438,872,952	State Street Bank and Trust Co.	07/07/26	(68,113)
INR	8,832,832	USD	93,727	Barclays Bank PLC	07/13/26	(457)
INR	27,665,000	USD	293,559	Barclays Bank PLC	07/13/26	(1,432)
INR	16,151,044	USD	171,273	Goldman Sachs International	07/13/26	(727)
INR	50,586,386	USD	536,441	Goldman Sachs International	07/13/26	(2,278)
EUR	827	USD	961	UBS AG	07/16/26	(16)
EUR	470	USD	556	Wells Fargo Bank N.A.	07/16/26	(19)
EUR	711	USD	842	Wells Fargo Bank N.A.	07/16/26	(29)
EUR	1,285	USD	1,522	Wells Fargo Bank N.A.	07/16/26	(52)
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock Strategic Global Bond Fund, Inc.

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	1,873	USD	2,217	Wells Fargo Bank N.A.	07/16/26	$ (76)
EUR	9,742	USD	11,534	Wells Fargo Bank N.A.	07/16/26	(397)
EUR	13,120	USD	15,534	Wells Fargo Bank N.A.	07/16/26	(534)
ARS	448,081,276	USD	312,143	Citibank N.A.	07/22/26	(13,566)
AUD	440,000	USD	307,906	HSBC Bank PLC	07/24/26	(3,390)
AUD	2,546,050	USD	1,781,569	HSBC Bank PLC	07/24/26	(19,496)
CLP	898,031,070	USD	999,000	HSBC Bank PLC	07/24/26	(24,598)
CLP	3,449,464,089	USD	3,837,300	HSBC Bank PLC	07/24/26	(94,485)
CNH	4,095,040	USD	605,420	Bank of America N.A.	07/24/26	(1,529)
CNH	39,224,078	USD	5,796,975	Bank of America N.A.	07/24/26	(12,642)
CZK	59,522,733	USD	2,811,890	Deutsche Bank AG	07/24/26	(9,297)
CZK	5,745,745	USD	272,070	Societe Generale	07/24/26	(1,535)
EUR	1,184,712	USD	1,358,602	Banco Santander SA	07/24/26	(3,743)
EUR	3,635,085	USD	4,161,016	Goldman Sachs International	07/24/26	(3,865)
HUF	303,414,672	USD	985,000	Citibank N.A.	07/24/26	(11,482)
HUF	2,345,936,590	USD	7,592,946	Wells Fargo Bank N.A.	07/24/26	(65,916)
INR	16,685,200	USD	176,520	BNP Paribas SA	07/24/26	(478)
INR	503,816,551	USD	5,330,095	BNP Paribas SA	07/24/26	(14,428)
JPY	10,257,458	CAD	90,000	Commonwealth Bank of Australia	07/24/26	(324)
JPY	30,189,836	USD	186,000	BNP Paribas SA	07/24/26	(4)
KRW	397,214,220	USD	258,000	Citibank N.A.	07/24/26	(1,163)
KRW	431,085,200	USD	280,000	Citibank N.A.	07/24/26	(1,262)
KRW	2,004,833,118	USD	1,301,400	Citibank N.A.	07/24/26	(5,082)
MXN	4,751,040	BRL	1,414,000	Barclays Bank PLC	07/24/26	(1,299)
MXN	4,898,460	USD	280,000	Citibank N.A.	07/24/26	(393)
MXN	15,202,720	USD	869,000	Citibank N.A.	07/24/26	(1,220)
MXN	16,357,532	USD	941,179	HSBC Bank PLC	07/24/26	(7,481)
MXN	97,740,271	USD	5,624,659	UBS AG	07/24/26	(45,590)
PEN	951,948	USD	279,000	Deutsche Bank AG	07/24/26	(706)
PEN	2,951,380	USD	865,000	Deutsche Bank AG	07/24/26	(2,187)
PHP	16,928,883	USD	279,000	BNP Paribas SA	07/24/26	(3,641)
PHP	40,046,820	USD	660,000	BNP Paribas SA	07/24/26	(8,612)
PHP	16,827,750	USD	277,000	Citibank N.A.	07/24/26	(3,286)
PHP	52,427,250	USD	863,000	Citibank N.A.	07/24/26	(10,236)
PLN	17,400,753	USD	4,650,887	HSBC Bank PLC	07/24/26	(25,408)
RON	6,276,946	USD	1,367,820	Deutsche Bank AG	07/24/26	(571)
THB	38,635,557	USD	1,175,530	HSBC Bank PLC	07/24/26	(10,457)
THB	279,537,869	USD	8,544,822	HSBC Bank PLC	07/24/26	(115,231)
USD	138,135	COP	480,295,395	Citibank N.A.	07/24/26	(1,674)
USD	402,151	COP	1,398,279,027	Citibank N.A.	07/24/26	(4,873)
USD	1,465,618	COP	5,660,511,145	Wells Fargo Bank N.A.	07/24/26	(182,096)
USD	1,828,463	EUR	1,600,000	BNP Paribas SA	07/24/26	(1,327)
USD	5,137,982	EUR	4,496,000	BNP Paribas SA	07/24/26	(3,728)
USD	246,610	EUR	216,851	UBS AG	07/24/26	(1,385)
USD	1,489,159	GBP	1,124,500	Royal Bank of Canada	07/24/26	(2,410)
USD	481,935	GBP	364,000	Wells Fargo Bank N.A.	07/24/26	(885)
USD	246,435	HUF	76,967,714	UBS AG	07/24/26	(519)
USD	8,571	INR	835,610	HSBC Bank PLC	07/24/26	(245)
USD	565,860	PHP	35,112,204	Morgan Stanley & Co. International PLC	07/24/26	(5,263)
USD	278,000	THB	9,299,100	Barclays Bank PLC	07/24/26	(2,419)
USD	649,000	THB	21,709,050	Barclays Bank PLC	07/24/26	(5,646)
USD	1,255,000	THB	42,004,850	Citibank N.A.	07/24/26	(11,675)
USD	360,000	THB	12,039,120	State Street Bank and Trust Co.	07/24/26	(3,045)
USD	145,800	TRY	6,940,765	Barclays Bank PLC	07/24/26	(373)
USD	1,871,028	ZAR	31,427,032	Morgan Stanley & Co. International PLC	07/24/26	(44,099)
USD	1,258,000	BRL	6,546,594	Barclays Bank PLC	08/04/26	(432)
USD	12,205,933	BRL	63,519,308	Barclays Bank PLC	08/04/26	(4,192)
USD	3,294	BRL	17,215	Morgan Stanley & Co. International PLC	08/04/26	(16)
USD	263,935	TRY	12,990,497	Barclays Bank PLC	08/04/26	(7,313)
MXN	245,630,000	USD	14,033,351	Citibank N.A.	08/05/26	(26,485)
USD	10,347,882	AUD	15,027,071	Westpac Banking Corp.	08/05/26	(49,807)
USD	5,120,530	CAD	7,277,000	Bank of America N.A.	08/05/26	(17,982)

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock Strategic Global Bond Fund, Inc.

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	4,045,258	GBP	3,056,784	HSBC Bank PLC	08/05/26	$ (9,325)
USD	192,615	NOK	1,910,000	Barclays Bank PLC	08/05/26	(254)
USD	1,138,272	SGD	1,470,000	State Street Bank and Trust Co.	08/05/26	(650)
USD	2,974,992	THB	98,740,000	Deutsche Bank AG	08/05/26	(5,472)
PEN	2,461,137	USD	719,000	Citibank N.A.	08/12/26	(37)
PEN	10,351,152	USD	3,024,000	Citibank N.A.	08/12/26	(155)
USD	6,125,970	MXN	109,180,100	HSBC Bank PLC	08/18/26	(93,258)
AUD	69,793	USD	49,279	Standard Chartered Bank	08/19/26	(999)
CLP	38,745,300	USD	43,608	Citibank N.A.	08/19/26	(1,551)
JPY	15,395,438	USD	96,492	Goldman Sachs International	08/19/26	(1,445)
MXN	237,600	USD	13,743	Canadian Imperial Bank of Commerce	08/19/26	(210)
USD	31,787	COP	110,275,967	Citibank N.A.	08/19/26	(120)
ZAR	290,995	USD	17,901	Natwest Markets PLC	08/19/26	(205)
USD	158,094	EGP	8,716,440	Morgan Stanley & Co. International PLC	08/20/26	(15,315)
USD	217,649	EGP	11,999,996	Morgan Stanley & Co. International PLC	08/20/26	(21,085)
PHP	42,126,563	USD	692,211	Bank of America N.A.	08/24/26	(8,497)
PHP	45,236,695	USD	744,514	Deutsche Bank AG	08/24/26	(10,323)
PHP	78,951,508	USD	1,288,373	Deutsche Bank AG	08/24/26	(6,991)
USD	3,932,457	COP	13,675,511,625	Citibank N.A.	08/24/26	(19,626)
USD	191,117	COP	668,433,264	State Street Bank and Trust Co.	08/24/26	(2,053)
USD	505,933	COP	1,759,382,211	State Street Bank and Trust Co.	08/24/26	(2,510)
USD	209,875	CZK	4,477,258	Citibank N.A.	08/24/26	(992)
USD	588,132	CZK	12,551,153	Citibank N.A.	08/24/26	(2,993)
USD	336,734	CZK	7,173,409	Deutsche Bank AG	08/24/26	(1,114)
USD	941,449	CZK	20,072,537	Deutsche Bank AG	08/24/26	(3,913)
USD	164,437	CZK	3,497,629	UBS AG	08/24/26	(292)
USD	461,171	CZK	9,804,095	UBS AG	08/24/26	(575)
USD	424,323	HUF	133,096,244	UBS AG	08/24/26	(2,222)
USD	615,113	INR	58,473,839	JPMorgan Chase Bank N.A.	08/24/26	(271)
USD	617,285	RON	2,845,858	Deutsche Bank AG	08/24/26	(1,561)
USD	478,002	RON	2,202,076	Royal Bank of Canada	08/24/26	(851)
USD	83,218	TRY	4,069,430	BNP Paribas SA	08/24/26	(419)
USD	309,966	UYU	12,537,826	HSBC Bank PLC	08/24/26	(1,223)
USD	88,137	PHP	5,449,000	Bank of America N.A.	09/01/26	(270)
USD	216,433	PHP	13,422,114	Citibank N.A.	09/01/26	(1,334)
USD	129,870	PHP	8,053,269	Deutsche Bank AG	09/01/26	(790)
USD	1,227,045	PHP	75,984,762	Deutsche Bank AG	09/01/26	(5,773)
USD	231,666	COP	847,721,494	Citibank N.A.	09/09/26	(12,371)
USD	2,263,463	IDR	40,976,602,421	Deutsche Bank AG	09/09/26	(12,185)
USD	563,720	PEN	1,935,104	Morgan Stanley & Co. International PLC	09/09/26	(859)
AUD	22,041,564	USD	15,386,374	Societe Generale	09/16/26	(146,553)
CAD	1,931,383	USD	1,387,336	Morgan Stanley & Co. International PLC	09/16/26	(20,933)
CAD	30,186,677	USD	21,683,470	Morgan Stanley & Co. International PLC	09/16/26	(327,193)
CHF	474,885	USD	600,000	HSBC Bank PLC	09/16/26	(7,349)
CNH	167,548,929	USD	24,872,313	Goldman Sachs International	09/16/26	(72,673)
CNH	230,645,304	USD	34,238,700	Goldman Sachs International	09/16/26	(99,893)
CNH	671,330	USD	99,652	Morgan Stanley & Co. International PLC	09/16/26	(286)
CZK	11,109,881	USD	530,000	Natwest Markets PLC	09/16/26	(6,633)
DKK	2,579,331	USD	400,000	HSBC Bank PLC	09/16/26	(4,119)
DKK	7,306,228	USD	1,133,068	HSBC Bank PLC	09/16/26	(11,692)
EUR	1,843,672	AUD	3,058,386	Bank of America N.A.	09/16/26	(1,365)
HKD	50,698	USD	6,489	Bank of America N.A.	09/16/26	(8)
HKD	970,811	USD	124,117	Natwest Markets PLC	09/16/26	(8)
IDR	6,235,000,000	USD	347,838	Bank of America N.A.	09/16/26	(1,760)
IDR	8,350,000,000	USD	465,830	Bank of America N.A.	09/16/26	(2,356)
IDR	13,545,699,799	USD	752,790	Citibank N.A.	09/16/26	(925)
JPY	554,946,750	AUD	4,988,467	Wells Fargo Bank N.A.	09/16/26	(15,166)
JPY	3,905,757,698	EUR	21,166,501	Wells Fargo Bank N.A.	09/16/26	(93,121)
JPY	525,458,571	USD	3,297,458	Wells Fargo Bank N.A.	09/16/26	(46,003)
JPY	4,945,128,044	USD	31,032,616	Wells Fargo Bank N.A.	09/16/26	(432,937)
KRW	918,300,000	USD	600,000	Barclays Bank PLC	09/16/26	(5,704)
KRW	2,045,905,000	USD	1,337,350	Barclays Bank PLC	09/16/26	(13,303)
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock Strategic Global Bond Fund, Inc.

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
KRW	205,000,000	USD	136,258	JPMorgan Chase Bank N.A.	09/16/26	$ (3,588)
NOK	12,701,291	CAD	1,854,366	HSBC Bank PLC	09/16/26	(30,117)
NOK	18,115,397	USD	1,900,000	HSBC Bank PLC	09/16/26	(71,817)
NZD	283,189	USD	164,180	Natwest Markets PLC	09/16/26	(2,933)
PHP	7,290,894	USD	120,850	Deutsche Bank AG	09/16/26	(2,607)
PHP	8,500,000	USD	139,837	HSBC Bank PLC	09/16/26	(1,984)
PHP	27,800,000	USD	451,445	Morgan Stanley & Co. International PLC	09/16/26	(586)
PLN	5,947,067	USD	1,612,668	Canadian Imperial Bank of Commerce	09/16/26	(31,837)
PLN	6,525,723	USD	1,770,000	Canadian Imperial Bank of Commerce	09/16/26	(35,353)
SEK	34,603,307	USD	3,646,000	Natwest Markets PLC	09/16/26	(62,253)
SGD	290,000	USD	228,120	HSBC Bank PLC	09/16/26	(2,768)
SGD	140,000	USD	110,316	Standard Chartered Bank	09/16/26	(1,526)
SGD	150,000	USD	118,185	Standard Chartered Bank	09/16/26	(1,624)
SGD	2,304,353	USD	1,800,000	State Street Bank and Trust Co.	09/16/26	(9,342)
TWD	7,100,000	USD	224,826	Citibank N.A.	09/16/26	(2,524)
USD	1,114,750	BRL	5,891,019	Barclays Bank PLC	09/16/26	(5,946)
USD	1,848,765	BRL	9,770,000	Barclays Bank PLC	09/16/26	(9,861)
USD	3,133,000	BRL	16,551,952	Barclays Bank PLC	09/16/26	(15,810)
USD	3,378,220	BRL	17,852,575	Barclays Bank PLC	09/16/26	(18,018)
USD	1,242,000	BRL	6,546,582	Morgan Stanley & Co. International PLC	09/16/26	(3,409)
USD	10,896	IDR	196,930,000	Barclays Bank PLC	09/16/26	(35)
USD	250,284	IDR	4,530,393,808	Citibank N.A.	09/16/26	(1,180)
USD	1,909,668	IDR	34,509,602,505	HSBC Bank PLC	09/16/26	(5,816)
USD	2,013,487	IDR	36,385,723,577	HSBC Bank PLC	09/16/26	(6,132)
USD	3,658,339	INR	353,578,464	Barclays Bank PLC	09/16/26	(55,608)
USD	4,807,612	INR	464,110,000	Deutsche Bank AG	09/16/26	(67,346)
USD	447,161	PHP	27,800,000	HSBC Bank PLC	09/16/26	(3,699)
USD	1,394	TRY	70,221	Barclays Bank PLC	09/16/26	(23)
USD	17,867,334	ZAR	297,337,649	JPMorgan Chase Bank N.A.	09/16/26	(173,685)
IDR	137,692,690,137	USD	7,657,677	HSBC Bank PLC	09/17/26	(15,513)
MXN	9,806,087	USD	559,005	State Street Bank and Trust Co.	09/17/26	(1,789)
MXN	30,913,253	USD	1,762,000	State Street Bank and Trust Co.	09/17/26	(5,401)
MXN	23,634,275	USD	1,343,756	UBS AG	09/17/26	(774)
MXN	359,386,717	USD	20,494,893	UBS AG	09/17/26	(73,278)
MYR	550,000	USD	135,135	Barclays Bank PLC	09/17/26	(128)
MYR	900,000	USD	221,757	Barclays Bank PLC	09/17/26	(836)
MYR	950,000	USD	235,119	Barclays Bank PLC	09/17/26	(1,925)
USD	230,975	MYR	950,000	Barclays Bank PLC	09/17/26	(2,220)
USD	148,555	RON	686,255	Citibank N.A.	09/29/26	(389)
USD	192,839	RON	891,394	Royal Bank of Canada	09/29/26	(629)
USD	105,000	INR	10,166,100	HSBC Bank PLC	10/01/26	(1,652)
USD	162,672	PEN	560,000	Barclays Bank PLC	10/23/26	(445)
USD	35,235	PEN	122,060	Citibank N.A.	10/23/26	(319)
HKD	2,545,600	USD	328,337	HSBC Bank PLC	12/16/26	(2,274)
HKD	2,546,201	USD	328,415	HSBC Bank PLC	12/16/26	(2,275)
HKD	5,000,000	USD	644,845	HSBC Bank PLC	12/16/26	(4,400)
HKD	5,000,000	USD	644,912	UBS AG	12/16/26	(4,467)
HKD	5,092,490	USD	656,841	UBS AG	12/16/26	(4,549)
HKD	5,815,709	USD	750,114	UBS AG	12/16/26	(5,186)
USD	1,408,522	BRL	7,731,378	Goldman Sachs International	04/02/27	(1,927)
						(5,973,146)
						$ 932,724
Exchange-Traded Options Purchased
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
EchoStar Corp., Class A	10	07/17/26	USD	150.00	USD	102	$ 125
Freeport-McMoRan, Inc.	19	07/17/26	USD	65.00	USD	119	3,895

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock Strategic Global Bond Fund, Inc.

Exchange-Traded Options Purchased (continued)
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
InvesCo QQQ Trust, Series 1	19	07/17/26	USD	730.00	USD	1,399	$ 36,512
iShares China Large-Cap ETF	585	07/17/26	USD	39.00	USD	1,848	151
iShares MSCI Emerging Markets ETF	70	07/17/26	USD	75.00	USD	479	2,187
KraneShares CSI China Internet ETF	198	07/17/26	USD	31.00	USD	485	123
State Street SPDR S&P 500 ETF Trust	38	07/17/26	USD	745.00	USD	2,838	38,293
State Street SPDR S&P 500 ETF Trust	40	07/17/26	USD	755.00	USD	2,987	18,448
State Street SPDR S&P Regional Banking ETF	61	07/17/26	USD	75.00	USD	457	8,705
Williams Cos., Inc.	17	07/17/26	USD	75.00	USD	126	2,423
State Street SPDR S&P 500 ETF Trust	29	07/31/26	USD	760.00	USD	2,166	18,524
Amazon.com, Inc.	10	08/21/26	USD	285.00	USD	238	2,620
ASML Holding NV	1	08/21/26	EUR	1,560.00	EUR	172	28,154
Fifth Third Bancorp	38	08/21/26	USD	55.00	USD	214	12,920
Freeport-McMoRan, Inc.	19	08/21/26	USD	75.00	USD	119	3,021
Tesla, Inc.	4	08/21/26	USD	500.00	USD	168	3,100
UniCredit SpA	2	08/21/26	EUR	84.00	EUR	78	1,668
United Airlines Holdings, Inc.	19	08/21/26	USD	120.00	USD	258	40,517
Williams Cos., Inc.	13	08/21/26	USD	75.00	USD	97	3,867
Apple, Inc.	7	09/18/26	USD	330.00	USD	203	1,971
Apple, Inc.	4	09/18/26	USD	295.00	USD	116	5,190
Carrier Global Corp.	13	09/18/26	USD	75.00	USD	95	6,305
KraneShares CSI China Internet ETF	189	09/18/26	USD	32.00	USD	462	4,350
Zoom Video Communications, Inc., Class A	17	09/18/26	USD	100.00	USD	147	5,950
Alphabet, Inc., Class C	8	10/16/26	USD	375.00	USD	283	15,520
							264,539
Put
U.S. Long Bond Future	10	07/24/26	USD	113.00	USD	1,131	8,281
InvesCo QQQ Trust, Series 1	80	07/31/26	USD	695.00	USD	5,891	64,334
							72,615
							$ 337,154
OTC Barrier Options Purchased
Description	Type of Option	Counterparty	Expiration Date	Exercise Price		Barrier Price/Range		Notional Amount (000)		Value
Call
EUR Currency	One Touch	Goldman Sachs International	07/14/26	USD	1.18	USD	1.18	EUR	228	$ 951
USD Currency	One Touch	BNP Paribas SA	10/05/26	INR	97.00	INR	97.00	USD	12	2,658
USD Currency	One Touch	BNP Paribas SA	06/22/28	CNH	6.90	CNH	6.90	USD	160	13,817
										17,426
Put
USD Currency	One Touch	Goldman Sachs International	07/03/26	ZAR	15.75	ZAR	15.75	USD	132	1
USD Currency	One Touch	Bank of America N.A.	07/09/26	CNH	6.65	CNH	6.65	USD	148	132
USD Currency	One Touch	Morgan Stanley & Co. International PLC	07/10/26	INR	93.50	INR	93.50	USD	132	11,618
AUD Currency	One Touch	Morgan Stanley & Co. International PLC	07/13/26	USD	0.68	USD	0.68	AUD	281	10,408
AUD Currency	One Touch	Deutsche Bank AG	07/16/26	USD	0.68	USD	0.68	AUD	208	18,116
EUR Currency	One Touch	Citibank N.A.	07/20/26	USD	1.12	USD	1.13	EUR	146	16,289
EUR Currency	One Touch	Bank of America N.A.	07/23/26	PLN	4.17	PLN	4.17	EUR	114	234
USD Currency	One Touch	Bank of America N.A.	07/23/26	ZAR	16.00	ZAR	16.00	USD	200	33,511
USD Currency	One Touch	Standard Chartered Bank	07/29/26	INR	94.10	INR	94.10	USD	132	41,292
EUR Currency	One Touch	Morgan Stanley & Co. International PLC	08/05/26	HUF	350.00	HUF	350.00	EUR	112	26,618
USD Currency	One Touch	Bank of America N.A.	10/05/26	INR	93.00	INR	93.00	USD	31	4,886
EUR Currency	One Touch	Barclays Bank PLC	11/05/26	HUF	345.00	HUF	345.00	EUR	112	22,694
EUR Currency	One Touch	JPMorgan Chase Bank N.A.	11/11/26	HUF	339.00	HUF	339.00	EUR	112	9,417
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock Strategic Global Bond Fund, Inc.

OTC Barrier Options Purchased (continued)
Description	Type of Option	Counterparty	Expiration Date	Exercise Price		Barrier Price/Range		Notional Amount (000)		Value
Put (continued)
USD Currency	One Touch	Bank of America N.A.	12/10/26	IDR	17,000.00	IDR	17000.00	USD	25	$ 1,786
USD Currency	One Touch	Bank of America N.A.	04/26/27	INR	94.00	INR	94.00	USD	12	2,868
										199,870
										$ 217,296
OTC Currency Options Purchased
Description	Counterparty	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
USD Currency	HSBC Bank PLC	07/02/26	THB	33.00	USD	2,610	$ 17,832
AUD Currency	Goldman Sachs International	07/06/26	USD	0.69	AUD	81	640
AUD Currency	Goldman Sachs International	07/06/26	USD	0.69	AUD	2,348	18,633
AUD Currency	JPMorgan Chase Bank N.A.	07/06/26	USD	0.72	AUD	4,857	3
USD Currency	Bank of America N.A.	07/06/26	ZAR	17.00	USD	1,174	298
USD Currency	BNP Paribas SA	07/09/26	COP	3,900.00	USD	2,195	33
USD Currency	Goldman Sachs International	07/09/26	COP	3,900.00	USD	2,206	33
USD Currency	Morgan Stanley & Co. International PLC	07/09/26	CLP	940.00	USD	1,657	4,630
USD Currency	Morgan Stanley & Co. International PLC	07/16/26	COP	4,050.00	USD	887	21
USD Currency	BNP Paribas SA	08/11/26	COP	4,150.00	USD	2,200	565
USD Currency	Deutsche Bank AG	08/20/26	MXN	17.60	USD	2,507	30,337
USD Currency	HSBC Bank PLC	09/04/26	KRW	1,580.00	USD	342	3,036
							76,061
Put
AUD Currency	Goldman Sachs International	07/02/26	USD	0.71	AUD	2,345	41,474
EUR Currency	Bank of America N.A.	07/02/26	USD	1.17	EUR	14,273	388,217
EUR Currency	Morgan Stanley & Co. International PLC	07/02/26	USD	1.14	EUR	8,312	7,142
USD Currency	Deutsche Bank AG	07/06/26	ZAR	16.30	USD	2,348	7,549
USD Currency	BNP Paribas SA	07/07/26	INR	92.50	USD	800	17
EUR Currency	Goldman Sachs International	07/08/26	USD	1.14	EUR	3,426	16,938
USD Currency	BNP Paribas SA	07/14/26	KRW	1,530.00	USD	279	1,098
USD Currency	BNP Paribas SA	07/14/26	BRL	4.92	USD	2,230	125
USD Currency	Morgan Stanley & Co. International PLC	07/14/26	MXN	16.95	USD	2,230	306
EUR Currency	BNP Paribas SA	07/23/26	USD	1.13	EUR	3,002	5,643
USD Currency	UBS AG	07/23/26	KRW	1,450.00	USD	2,642	351
EUR Currency	Morgan Stanley & Co. International PLC	07/30/26	USD	1.13	EUR	5,115	19,520
USD Currency	Bank of America N.A.	08/24/26	TWD	31.00	USD	600	707
USD Currency	HSBC Bank PLC	01/08/27	INR	92.40	USD	3,122	7,946
							497,033
							$ 573,094
OTC Dual Binary Options Purchased
Description(a)	Counterparty	Units	Expiration Date	Notional Amount (000)		Value
Put
Dual Binary Option payout at expiry if SPX˂7,195.99 and EUSA5˂2.51	Citibank N.A.	196,961	09/18/26	USD	1,417,329	$ 9,195
Dual Binary Option payout at expiry if SPX˂7,195.99 and EUSA5˂2.59	Citibank N.A.	206,809	09/18/26	USD	1,488,195	6,061
						$ 15,256

(a)	Option only pays if both terms are met on the expiration date.

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock Strategic Global Bond Fund, Inc.

OTC Credit Default Swaptions Purchased
	Paid by the Fund	Received by the Fund
Description	Rate/Reference	Rate/Reference	Frequency	Counterparty	Expiration Date	Credit Rating(a)	Exercise Price	Notional Amount (000)(b)		Value
Put
Bought Protection on 5-Year Credit Default Swap, 06/20/31	5.00%	iTraxx.XO.45.V1	Quarterly	Morgan Stanley & Co. International PLC	07/15/26	—	EUR 2.75	EUR	498	$ 373
Bought Protection on 5-Year Credit Default Swap, 06/20/31	5.00%	iTraxx.XO.45.V1	Quarterly	Morgan Stanley & Co. International PLC	08/19/26	—	EUR 2.63	EUR	831	3,904
										$ 4,277

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Interest Rate Swaptions Purchased
	Paid by the Fund		Received by the Fund
Description	Rate	Frequency	Rate	Frequency	Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
Call
1-Year Interest Rate Swap, 11/04/27	Tokyo Overnight Average Rate, 0.98%	Annual	1.10%	Annual	Bank of America N.A.	11/02/26	1.10%	JPY	1,269,690	$ 3
1-Year Interest Rate Swap, 12/17/27	3-mo. KRW CDC, 2.92%	Quarterly	2.85%	Quarterly	Citibank N.A.	12/15/26	2.85	KRW	5,932,300	385
										388
Put
2-Year Interest Rate Swap, 08/29/28	4.15%	Annual	1-day SOFR, 3.68%	Annual	Citibank N.A.	08/27/26	4.15	USD	43,372	65,875
2-Year Interest Rate Swap, 08/30/28	2.90%	Annual	6-mo. EURIBOR, 2.57%	Semi-Annual	Citibank N.A.	08/28/26	2.90	EUR	43,372	36,605
10-Year Interest Rate Swap, 09/05/36	2.52%	Annual	Tokyo Overnight Average Rate, 0.98%	Annual	Bank of America N.A.	09/03/26	2.52	JPY	40,000	33
2-Year Interest Rate Swap, 11/11/28	5.50%	Annual	1-day SONIA, 3.73%	Annual	Citibank N.A.	11/09/26	5.50	GBP	9,159	1,909
										104,422
										$ 104,810
Exchange-Traded Options Written
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
iShares China Large-Cap ETF	471	07/17/26	USD	42.00	USD	1,488	$ (21)
iShares MSCI Emerging Markets ETF	70	07/17/26	USD	80.00	USD	479	(389)
KraneShares CSI China Internet ETF	198	07/17/26	USD	35.00	USD	485	(13)
iShares iBoxx $ Investment Grade Corporate Bond ETF	1,823	08/21/26	USD	110.00	USD	19,883	(72,044)
Alphabet, Inc., Class C	5	09/18/26	USD	450.00	USD	177	(1,238)
CoreWeave, Inc., Class A	5	09/18/26	USD	195.00	USD	50	(725)
GE Aerospace	2	09/18/26	USD	340.00	USD	75	(9,325)
GE Vernova, Inc.	1	09/18/26	USD	1,400.00	USD	117	(5,830)
KraneShares CSI China Internet ETF	189	09/18/26	USD	38.00	USD	462	(1,299)
Micron Technology, Inc.	2	09/18/26	USD	920.00	USD	231	(64,835)
Micron Technology, Inc.	2	09/18/26	USD	1,600.00	USD	231	(15,145)
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock Strategic Global Bond Fund, Inc.

Exchange-Traded Options Written (continued)
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Williams Cos., Inc.	10	09/18/26	USD	85.00	USD	74	$ (775)
Alphabet, Inc., Class C	16	10/16/26	USD	450.00	USD	565	(6,440)
							(178,079)
Put
Freeport-McMoRan, Inc.	9	07/17/26	USD	55.00	USD	57	(536)
Williams Cos., Inc.	17	07/17/26	USD	65.00	USD	126	(595)
Amazon.com, Inc.	10	08/21/26	USD	220.00	USD	238	(6,025)
ASML Holding NV	1	08/21/26	EUR	1,320.00	EUR	172	(2,362)
Fifth Third Bancorp	38	08/21/26	USD	48.00	USD	214	(1,615)
Freeport-McMoRan, Inc.	15	08/21/26	USD	60.00	USD	94	(5,550)
Tesla, Inc.	2	08/21/26	USD	380.00	USD	84	(2,335)
UniCredit SpA	2	08/21/26	EUR	72.00	EUR	78	(1,702)
United Airlines Holdings, Inc.	19	08/21/26	USD	100.00	USD	258	(1,767)
Williams Cos., Inc.	13	08/21/26	USD	65.00	USD	97	(618)
Apple, Inc.	7	09/18/26	USD	280.00	USD	203	(6,703)
Apple, Inc.	4	09/18/26	USD	255.00	USD	116	(1,430)
Carrier Global Corp.	13	09/18/26	USD	65.00	USD	95	(2,600)
KraneShares CSI China Internet ETF	94	09/18/26	USD	26.00	USD	230	(22,716)
Walt Disney Co.	40	09/18/26	USD	90.00	USD	385	(9,680)
Zoom Video Communications, Inc., Class A	17	09/18/26	USD	80.00	USD	147	(7,267)
3-Month SOFR Future	63	12/11/26	USD	96.06	USD	15,113	(38,981)
							(112,482)
							$ (290,561)
OTC Barrier Options Written
Description	Type of Option	Counterparty	Expiration Date	Exercise Price		Barrier Price/Range		Notional Amount (000)		Value
Call
USD Currency	One Touch	Bank of America N.A.	10/05/26	INR	97.00	INR	97.00	USD	12	$ (2,658)
Put
USD Currency	One Touch	BNP Paribas SA	10/05/26	INR	93.00	INR	93.00	USD	31	(4,886)
										$ (7,544)
OTC Currency Options Written
Description	Counterparty	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
USD Currency	HSBC Bank PLC	07/02/26	THB	33.50	USD	1,305	$ (204)
AUD Currency	Goldman Sachs International	07/06/26	USD	0.72	AUD	4,696	(3)
AUD Currency	Goldman Sachs International	07/06/26	USD	0.73	AUD	161	—
USD Currency	Deutsche Bank AG	07/06/26	ZAR	17.00	USD	1,174	(298)
USD Currency	BNP Paribas SA	07/08/26	KRW	1,565.00	USD	693	(1,758)
USD Currency	BNP Paribas SA	07/09/26	COP	3,900.00	USD	2,200	(33)
USD Currency	Standard Chartered Bank	07/23/26	INR	96.00	USD	1,179	(1,424)
USD Currency	Goldman Sachs International	07/30/26	CNH	6.78	USD	2,343	(6,366)
USD Currency	Goldman Sachs International	07/30/26	TWD	31.95	USD	1,630	(7,329)
USD Currency	BNP Paribas SA	08/06/26	COP	4,150.00	USD	1,097	(206)
USD Currency	Morgan Stanley & Co. International PLC	08/10/26	CLP	975.00	USD	1,657	(6,713)
USD Currency	Goldman Sachs International	08/11/26	COP	4,150.00	USD	1,103	(283)
USD Currency	Standard Chartered Bank	08/14/26	INR	95.00	USD	2,514	(16,479)
USD Currency	Citibank N.A.	09/18/26	COP	3,500.00	USD	1,152	(26,581)
USD Currency	Goldman Sachs International	09/28/26	ZAR	17.40	USD	134	(980)
EUR Currency	JPMorgan Chase Bank N.A.	11/11/26	HUF	380.00	EUR	1,114	(7,258)
							(75,915)

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock Strategic Global Bond Fund, Inc.

OTC Currency Options Written (continued)
Description	Counterparty	Expiration Date	Exercise Price		Notional Amount (000)		Value
Put
EUR Currency	Bank of America N.A.	07/02/26	USD	1.14	EUR	14,274	$ (12,264)
EUR Currency	Morgan Stanley & Co. International PLC	07/02/26	USD	1.17	EUR	8,312	(226,074)
EUR Currency	BNP Paribas SA	07/03/26	BRL	6.05	EUR	1,321	(36,690)
USD Currency	JPMorgan Chase Bank N.A.	07/07/26	INR	92.50	USD	800	(17)
USD Currency	BNP Paribas SA	07/14/26	KRW	1,505.00	USD	279	(270)
USD Currency	JPMorgan Chase Bank N.A.	07/14/26	BRL	4.92	USD	2,230	(125)
USD Currency	Morgan Stanley & Co. International PLC	07/14/26	MXN	16.95	USD	2,230	(306)
USD Currency	Goldman Sachs International	08/13/26	ZAR	15.98	USD	4,215	(17,294)
USD Currency	Bank of America N.A.	08/24/26	TWD	30.15	USD	600	(183)
USD Currency	Citibank N.A.	08/31/26	BRL	5.25	USD	1,460	(29,885)
							(323,108)
							$ (399,023)
OTC Credit Default Swaptions Written
	Paid by the Fund	Received by the Fund
Description	Rate/Reference	Rate/Reference	Frequency	Counterparty	Expiration Date	Credit Rating(a)	Exercise Price	Notional Amount (000)(b)		Value
Call
Bought Protection on 5-Year Credit Default Swap, 06/20/31	iTraxx.XO.45.V1	5.00%	Quarterly	Morgan Stanley & Co. International PLC	07/15/26	—	EUR 2.50	EUR	249	$ (1,100)
Put
Sold Protection on 5-Year Credit Default Swap, 06/20/31	CDX.NA.IG.46.V1	1.00%	Quarterly	Bank of America N.A.	07/15/26	N/R	USD 0.80	USD	9,000	(115)
Sold Protection on 5-Year Credit Default Swap, 06/20/31	iTraxx.XO.45.V1	5.00%	Quarterly	Morgan Stanley & Co. International PLC	08/19/26	N/R	EUR 3.00	EUR	1,662	(3,451)
										(3,566)
										$ (4,666)

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Interest Rate Swaptions Written
	Paid by the Fund		Received by the Fund
Description	Rate	Frequency	Rate	Frequency	Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
Call
10-Year Interest Rate Swap, 09/05/36	2.25%	Annual	Tokyo Overnight Average Rate, 0.98%	Annual	Bank of America N.A.	09/03/26	2.25%	JPY	40,000	$ (2)
30-Year Interest Rate Swap, 09/18/56	4.05%	Annual	1-day SOFR, 3.68%	Annual	Deutsche Bank AG	09/16/26	4.05	USD	3,830	(37,219)
										(37,221)
Put
5-Year Interest Rate Swap, 07/09/31	6-mo. PRIBOR, 3.89%	Semi-Annual	4.50%	Annual	Goldman Sachs International	07/07/26	4.50	CZK	12,347	(6)
5-Year Interest Rate Swap, 07/24/31	28-day MXIBTIIE, 6.77%	Monthly	8.00%	Monthly	BNP Paribas SA	07/22/26	8.00	MXN	6,098	(379)
5-Year Interest Rate Swap, 07/24/31	28-day MXIBTIIE, 6.77%	Monthly	8.00%	Monthly	BNP Paribas SA	07/22/26	8.00	MXN	23,653	(1,471)
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock Strategic Global Bond Fund, Inc.

OTC Interest Rate Swaptions Written (continued)
	Paid by the Fund		Received by the Fund
Description	Rate	Frequency	Rate	Frequency	Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
Put (continued)
2-Year Interest Rate Swap, 08/05/28	1-day SOFR, 3.68%	Annual	3.70%	Annual	Morgan Stanley & Co. International PLC	08/03/26	3.70%	USD	74,075	$ (470,347)
2-Year Interest Rate Swap, 08/06/28	1-day SOFR, 3.68%	Annual	3.60%	Annual	Morgan Stanley & Co. International PLC	08/04/26	3.60	USD	48,174	(389,914)
2-Year Interest Rate Swap, 08/29/28	1-day SOFR, 3.68%	Annual	4.45%	Annual	Citibank N.A.	08/27/26	4.45	USD	86,744	(41,002)
2-Year Interest Rate Swap, 08/30/28	6-mo. EURIBOR, 2.57%	Semi-Annual	3.20%	Annual	Citibank N.A.	08/28/26	3.20	EUR	86,744	(15,085)
10-Year Interest Rate Swap, 09/05/36	Tokyo Overnight Average Rate, 0.98%	Annual	2.85%	Annual	Bank of America N.A.	09/03/26	2.85	JPY	40,000	(6)
2-Year Interest Rate Swap, 09/16/28	1-day SOFR, 3.68%	Annual	3.80%	Annual	Deutsche Bank AG	09/14/26	3.80	USD	24,524	(136,811)
30-Year Interest Rate Swap, 10/11/56	1-day SOFR, 3.68%	Annual	4.65%	Annual	Morgan Stanley & Co. International PLC	10/09/26	4.65	USD	11,773	(43,560)
2-Year Interest Rate Swap, 10/16/28	6-mo. EURIBOR, 2.57%	Semi-Annual	3.40%	Annual	Citibank N.A.	10/14/26	3.40	EUR	44,845	(11,858)
2-Year Interest Rate Swap, 10/17/28	6-mo. EURIBOR, 2.57%	Semi-Annual	3.31%	Annual	Citibank N.A.	10/15/26	3.31	EUR	37,891	(13,603)
2-Year Interest Rate Swap, 10/22/28	6-mo. EURIBOR, 2.57%	Semi-Annual	3.20%	Annual	Deutsche Bank AG	10/20/26	3.20	EUR	73,743	(41,122)
2-Year Interest Rate Swap, 10/23/28	1-day SOFR, 3.68%	Annual	3.85%	Annual	Goldman Sachs International	10/21/26	3.85	USD	89,200	(488,142)
10-Year Interest Rate Swap, 11/08/36	6-mo. EURIBOR, 2.57%	Semi-Annual	3.52%	Annual	Goldman Sachs International	11/06/26	3.52	EUR	14,287	(25,944)
2-Year Interest Rate Swap, 11/11/28	1-day SONIA, 3.73%	Annual	4.80%	Annual	Citibank N.A.	11/09/26	4.80	GBP	9,159	(7,591)
2-Year Interest Rate Swap, 09/22/29	1-day SOFR, 3.68%	Annual	4.30%	Annual	Goldman Sachs International	09/20/27	4.30	USD	100,304	(459,719)
2-Year Interest Rate Swap, 12/10/29	1-day SOFR, 3.68%	Annual	4.00%	Annual	Deutsche Bank AG	12/08/27	4.00	USD	40,122	(277,006)
2-Year Interest Rate Swap, 12/18/29	1-day SOFR, 3.68%	Annual	4.50%	Annual	Deutsche Bank AG	12/16/27	4.50	USD	40,415	(160,448)
										(2,584,014)
										$ (2,621,235)
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
iTraxx.XO.44.V1	5.00%	Quarterly	12/20/30	EUR	4,473	$ (593,051)	$ (421,097)	$ (171,954)
CDX.EM.45.V1	1.00	Quarterly	06/20/31	USD	176	3,071	7,235	(4,164)
CDX.NA.HY.46.V2	5.00	Quarterly	06/20/31	USD	1,688	(138,530)	(64,509)	(74,021)
Federative Republic of Brazil	1.00	Quarterly	06/20/31	USD	2,539	27,764	48,818	(21,054)
iTraxx.Asia.XJ.IG.45.V1	1.00	Quarterly	06/20/31	USD	69	(996)	(457)	(539)
iTraxx.EUR.45.V1	1.00	Quarterly	06/20/31	EUR	721	(18,639)	(10,897)	(7,742)
iTraxx.FINSR.45.V1	1.00	Quarterly	06/20/31	EUR	2,265	(55,318)	(26,069)	(29,249)
Kingdom of Morocco	1.00	Quarterly	06/20/31	USD	275	(3,113)	12	(3,125)
Republic of Colombia	1.00	Quarterly	06/20/31	USD	598	11,704	32,724	(21,020)
Republic of Korea	1.00	Quarterly	06/20/31	USD	320	(11,313)	(9,698)	(1,615)
Republic of Turkey	1.00	Quarterly	06/20/31	USD	243	12,475	19,656	(7,181)

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock Strategic Global Bond Fund, Inc.

Centrally Cleared Credit Default Swaps — Buy Protection (continued)
Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Sultanate of Oman	1.00%	Quarterly	06/20/31	USD	275	$ (3,937)	$ (49)	$ (3,888)
United Mexican States	1.00	Quarterly	06/20/31	USD	2,274	(15,360)	5,422	(20,782)
						$ (785,243)	$ (418,909)	$ (366,334)
Centrally Cleared Credit Default Swaps — Sell Protection
Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.43.V4	5.00%	Quarterly	12/20/29	CCC+	USD	771	$ 62,443	$ 27,704	$ 34,739
iTraxx.EUR.43.V1	1.00	Quarterly	06/20/30	CCC+	EUR	2,922	76,131	50,633	25,498
iTraxx.XO.45.V1	5.00	Quarterly	06/20/31	B	EUR	1,260	159,250	155,803	3,447
Kingdom of Saudi Arabia	1.00	Quarterly	06/20/31	A+	USD	373	6,809	2,335	4,474
Republic of Chile	1.00	Quarterly	06/20/31	A	USD	187	4,947	3,673	1,274
							$ 309,580	$ 240,148	$ 69,432

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Centrally Cleared Inflation Swaps
Paid by the Fund		Received by the Fund		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Reference	Frequency	Rate	Frequency
Eurostat Eurozone HICP Ex Tobacco Unrevised	At Termination	2.69%	At Termination	08/15/32	EUR	535	$ 10,648	$ 11	$ 10,637
Centrally Cleared Interest Rate Swaps
Paid by the Fund		Received by the Fund		Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
1-day SOFR, 3.68%	Annual	4.35%	Annual	N/A	07/22/26	USD	11,440	$ 47,970	$ 2	$ 47,968
1-day TIIEFONDEO, 6.63%	Monthly	7.49%	Monthly	N/A	08/04/26	MXN	2,683	235	—	235
1-day TIIEFONDEO, 6.63%	Monthly	7.33%	Monthly	N/A	08/21/26	MXN	4,513	321	—	321
1-day TIIEFONDEO, 6.63%	Monthly	7.31%	Monthly	N/A	08/26/26	MXN	2,676	283	(1)	284
6.91%	Monthly	1-day TIIEFONDEO, 6.63%	Monthly	N/A	09/11/26	MXN	91,905	(4,411)	2	(4,413)
4.19%	At Termination	3-mo. WIBOR, 3.85%	Quarterly	N/A	09/17/26	PLN	1,048	(9,195)	1	(9,196)
4.21%	At Termination	3-mo. WIBOR, 3.85%	Quarterly	N/A	09/17/26	PLN	3,816	(23,589)	1	(23,590)
4.21%	At Termination	3-mo. WIBOR, 3.85%	Quarterly	N/A	09/17/26	PLN	1,768	(15,625)	23	(15,648)
4.22%	At Termination	3-mo. WIBOR, 3.85%	Quarterly	N/A	09/17/26	PLN	1,051	(9,319)	1	(9,320)
4.31%	At Termination	6-mo. WIBOR, 3.90%	Semi-Annual	N/A	09/17/26	PLN	1,754	(11,365)	—	(11,365)
4.43%	At Termination	3-mo. WIBOR, 3.85%	Quarterly	N/A	09/17/26	PLN	496	(4,672)	1	(4,673)
4.46%	At Termination	3-mo. WIBOR, 3.85%	Quarterly	N/A	09/17/26	PLN	1,770	(12,156)	—	(12,156)
6.81%	Quarterly	3-mo. JIBAR, 6.99%	Quarterly	N/A	09/17/26	ZAR	20,630	575	—	575
6.81%	Quarterly	3-mo. JIBAR, 6.99%	Quarterly	N/A	09/17/26	ZAR	12,233	337	(1)	338
6.86%	Quarterly	3-mo. JIBAR, 6.99%	Quarterly	N/A	09/17/26	ZAR	12,266	248	(1)	249
6.94%	Quarterly	3-mo. JIBAR, 6.99%	Quarterly	N/A	09/17/26	ZAR	44,524	328	2	326
6.94%	Quarterly	3-mo. JIBAR, 6.99%	Quarterly	N/A	09/17/26	ZAR	5,786	44	27	17
7.03%	Quarterly	3-mo. JIBAR, 6.99%	Quarterly	N/A	09/17/26	ZAR	20,653	(120)	1	(121)
7.06%	Quarterly	3-mo. JIBAR, 6.99%	Quarterly	N/A	09/17/26	ZAR	20,469	(202)	1	(203)
5.16%	Annual	6-mo. WIBOR, 3.90%	Semi-Annual	N/A	09/19/26	PLN	4,577	(40,270)	1	(40,271)
5.24%	Annual	6-mo. WIBOR, 3.90%	Semi-Annual	N/A	09/19/26	PLN	6,665	(60,059)	—	(60,059)
1-day SOFR, 3.68%	At Termination	4.17%	At Termination	N/A	10/23/26	USD	8,267	30,703	5	30,698
1-day TIIEFONDEO, 6.63%	Monthly	7.62%	Monthly	N/A	11/18/26	MXN	2,687	756	1	755
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock Strategic Global Bond Fund, Inc.

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
1-day TIIEFONDEO, 6.63%	Monthly	9.26%	Monthly	N/A	11/18/26	MXN	18,572	$ 13,256	$ —	$ 13,256
13.70%	At Termination	1-day BZDIOVER, 0.05%	At Termination	N/A	01/04/27	BRL	1,161	1,255	—	1,255
13.88%	At Termination	1-day BZDIOVER, 0.05%	At Termination	N/A	01/04/27	BRL	21,569	22,924	18	22,906
5.13%	Annual	6-mo. WIBOR, 3.90%	Semi-Annual	N/A	03/19/27	PLN	6,048	(19,536)	—	(19,536)
5.14%	Annual	6-mo. WIBOR, 3.90%	Semi-Annual	N/A	03/19/27	PLN	10,081	(32,902)	3	(32,905)
6-mo. BUBOR, 5.62%	Semi-Annual	6.04%	Annual	N/A	03/19/27	HUF	27,331	98	1	97
1-day MIBOR, 5.50%	Semi-annual	6.15%	Semi-annual	N/A	03/19/27	INR	514,125	34,111	28	34,083
6-mo. BUBOR, 5.62%	Semi-Annual	6.50%	Annual	N/A	03/19/27	HUF	188,929	3,379	1	3,378
7.25%	Quarterly	3-mo. JIBAR, 6.99%	Quarterly	N/A	03/19/27	ZAR	16,416	(215)	—	(215)
1-day SOFR, 3.68%	At Termination	3.50%	At Termination	N/A	06/10/27	USD	95,289	(455,041)	161	(455,202)
3-mo. JIBAR, 6.99%	Quarterly	7.31%	Quarterly	09/16/26 (a)	09/16/27	ZAR	51,910	(1,630)	10	(1,640)
3.97%	Annual	6-mo. WIBOR, 3.90%	Semi-Annual	N/A	09/17/27	PLN	5,167	(30,081)	3	(30,084)
3.99%	Annual	6-mo. WIBOR, 3.90%	Semi-Annual	N/A	09/17/27	PLN	1,420	(8,414)	2	(8,416)
3.99%	Annual	6-mo. WIBOR, 3.90%	Semi-Annual	N/A	09/17/27	PLN	2,394	(14,183)	87	(14,270)
4.03%	Annual	6-mo. WIBOR, 3.90%	Semi-Annual	N/A	09/17/27	PLN	1,423	(8,735)	2	(8,737)
4.05%	Annual	6-mo. WIBOR, 3.90%	Semi-Annual	N/A	09/17/27	PLN	2,376	(14,794)	1	(14,795)
4.18%	Annual	6-mo. WIBOR, 3.90%	Semi-Annual	N/A	09/17/27	PLN	671	(4,649)	2	(4,651)
4.27%	Annual	6-mo. WIBOR, 3.90%	Semi-Annual	N/A	09/17/27	PLN	2,397	(17,730)	2	(17,732)
6-mo. BUBOR, 5.62%	Semi-Annual	5.68%	Annual	N/A	09/17/27	HUF	357,768	30,054	2	30,052
6-mo. BUBOR, 5.62%	Semi-Annual	5.76%	Annual	N/A	09/17/27	HUF	436,000	38,764	3	38,761
6-mo. BUBOR, 5.62%	Semi-Annual	5.94%	Annual	N/A	09/17/27	HUF	164,477	16,536	2	16,534
6-mo. BUBOR, 5.62%	Semi-Annual	6.02%	Annual	N/A	09/17/27	HUF	138,623	14,576	1	14,575
6-mo. BUBOR, 5.62%	Semi-Annual	6.09%	Annual	N/A	09/17/27	HUF	165,772	18,164	3	18,161
6-mo. BUBOR, 5.62%	Semi-Annual	6.10%	Annual	N/A	09/17/27	HUF	46,490	5,116	—	5,116
6-mo. BUBOR, 5.62%	Semi-Annual	6.11%	Annual	N/A	09/17/27	HUF	98,299	10,848	1	10,847
6-mo. BUBOR, 5.62%	Semi-Annual	6.20%	Annual	N/A	09/17/27	HUF	98,559	11,451	1	11,450
6.72%	Quarterly	3-mo. JIBAR, 6.99%	Quarterly	N/A	09/17/27	ZAR	4,355	1,801	1	1,800
6.72%	Quarterly	3-mo. JIBAR, 6.99%	Quarterly	N/A	09/17/27	ZAR	2,582	1,074	1	1,073
6.79%	Quarterly	3-mo. JIBAR, 6.99%	Quarterly	N/A	09/17/27	ZAR	2,589	942	1	941
6.93%	Quarterly	3-mo. JIBAR, 6.99%	Quarterly	N/A	09/17/27	ZAR	1,221	318	26	292
6.99%	Quarterly	3-mo. JIBAR, 6.99%	Quarterly	N/A	09/17/27	ZAR	9,398	2,031	2	2,029
7.02%	Quarterly	3-mo. JIBAR, 6.99%	Quarterly	N/A	09/17/27	ZAR	4,359	859	1	858
7.08%	Quarterly	3-mo. JIBAR, 6.99%	Quarterly	N/A	09/17/27	ZAR	4,321	647	—	647
1-day SOFR, 3.68%	Annual	3.92%	Annual	N/A	11/03/27	USD	2,064	(859)	7	(866)
1-day SOFR, 3.68%	Annual	3.95%	Annual	N/A	11/03/27	USD	2,064	357	6	351
1-day SOFR, 3.68%	Annual	3.99%	Annual	N/A	11/03/27	USD	4,128	3,552	13	3,539
1-day SOFR, 3.68%	Annual	4.07%	Annual	N/A	11/03/27	USD	20,964	53,118	65	53,053
1-day SOFR, 3.68%	Annual	3.95%	Annual	N/A	11/06/27	USD	63,560	7,758	197	7,561
1-day SOFR, 3.68%	Annual	3.86%	Annual	N/A	11/10/27	USD	8,552	(13,297)	26	(13,323)
3-mo. KRW CDC, 2.92%	Quarterly	2.86%	Quarterly	11/25/26 (a)	11/25/27	KRW	83,722,090	(501,659)	186	(501,845)
1-day SOFR, 3.68%	At Termination	3.23%	At Termination	12/11/26 (a)	12/11/27	USD	47,229	(399,301)	86	(399,387)
4.02%	Annual	6-mo. WIBOR, 3.90%	Semi-Annual	N/A	12/17/27	PLN	1,381	(8,307)	1	(8,308)
6-mo. BUBOR, 5.62%	Semi-Annual	6.15%	Annual	N/A	12/17/27	HUF	95,611	12,388	—	12,388
1-day BZDIOVER, 0.05%	At Termination	13.40%	At Termination	N/A	01/03/28	BRL	70,900	(135,710)	61	(135,771)
1-day BZDIOVER, 0.05%	At Termination	13.43%	At Termination	N/A	01/03/28	BRL	70,900	(127,617)	62	(127,679)
1-day BZDIOVER, 0.05%	At Termination	13.75%	At Termination	N/A	01/03/28	BRL	12,100	(10,621)	11	(10,632)
1-day BZDIOVER, 0.05%	At Termination	13.80%	At Termination	N/A	01/03/28	BRL	6,060	(4,653)	6	(4,659)
1-day BZDIOVER, 0.05%	At Termination	13.96%	At Termination	N/A	01/03/28	BRL	1,314	(129)	1	(130)
1-day BZDIOVER, 0.05%	At Termination	14.01%	At Termination	N/A	01/03/28	BRL	19,258	579	17	562
14.04%	At Termination	1-day BZDIOVER, 0.05%	At Termination	N/A	01/03/28	BRL	14,801	(1,656)	13	(1,669)
1-day SOFR, 3.68%	Annual	3.48%	Annual	N/A	01/23/28	USD	11,120	(102,932)	37	(102,969)
3.45%	Annual	1-day SOFR, 3.68%	Annual	N/A	01/26/28	USD	10,280	102,195	34	102,161
1-day SOFR, 3.68%	Annual	4.00%	Annual	N/A	01/26/28	USD	10,280	7,838	34	7,804
3.27%	Annual	1-day SOFR, 3.68%	Annual	N/A	02/05/28	USD	10,488	140,931	36	140,895
1-day SOFR, 3.68%	Annual	3.87%	Annual	N/A	02/05/28	USD	10,488	(18,291)	36	(18,327)
China Fixing Repo Rates 7-day, 1.54%	Quarterly	1.58%	Quarterly	N/A	03/19/28	CNY	7,240	3,236	7	3,229
3.32%	Quarterly	3-mo. KLIBOR, 3.45%	Quarterly	N/A	03/18/28	MYR	9,406	5,515	11	5,504
3.49%	Annual	6-mo. WIBOR, 3.90%	Semi-Annual	N/A	03/18/28	PLN	1,004	1,939	1	1,938
6-mo. BUBOR, 5.62%	Semi-Annual	5.76%	Annual	N/A	03/18/28	HUF	69,891	1,188	1	1,187

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock Strategic Global Bond Fund, Inc.

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
1.32%	Annual	Tokyo Overnight Average Rate, 0.98%	Annual	N/A	03/30/28	JPY	512,155	$ (2,201)	$ 13	$ (2,214)
1.32%	Annual	Tokyo Overnight Average Rate, 0.98%	Annual	N/A	03/30/28	JPY	504,102	(2,028)	14	(2,042)
1.34%	Annual	Tokyo Overnight Average Rate, 0.98%	Annual	N/A	03/30/28	JPY	506,865	(3,258)	13	(3,271)
1.38%	Annual	Tokyo Overnight Average Rate, 0.98%	Annual	N/A	03/30/28	JPY	468,094	(5,515)	13	(5,528)
1.39%	Annual	Tokyo Overnight Average Rate, 0.98%	Annual	N/A	03/30/28	JPY	507,102	(6,345)	14	(6,359)
1-day TIIEFONDEO, 6.63%	Monthly	7.17%	Monthly	N/A	04/11/28	MXN	66,020	9,157	15	9,142
1-day TIIEFONDEO, 6.63%	Monthly	7.12%	Monthly	N/A	04/13/28	MXN	203,130	16,013	47	15,966
6.98%	Monthly	1-day TIIEFONDEO, 6.63%	Monthly	N/A	06/15/28	MXN	110,003	14,716	28	14,688
3-mo. HIBOR, 2.97%	Quarterly	3.38%	Quarterly	06/16/27 (a)	06/16/28	HKD	11,545	(1,408)	5	(1,413)
3-mo. HIBOR, 2.97%	Quarterly	3.49%	Quarterly	06/16/27 (a)	06/16/28	HKD	11,545	195	4	191
4.15%	Annual	6-mo. PRIBOR, 3.89%	Semi-Annual	N/A	06/17/28	CZK	141,827	(12,740)	32	(12,772)
3-mo. KRW CDC, 2.92%	Quarterly	3.71%	Quarterly	N/A	06/17/28	KRW	1,616,895	292	5	287
1-day SONIA, 3.73%	Annual	4.86%	Annual	N/A	06/20/28	GBP	2,670	56,569	(3)	56,572
3-mo. KRW CDC, 2.92%	Quarterly	3.77%	Quarterly	N/A	06/26/28	KRW	7,479,000	5,296	23	5,273
1-day SOFR, 3.68%	Annual	3.50%	Annual	N/A	08/20/28	USD	30,150	(411,912)	168	(412,080)
3-mo. KRW CDC, 2.92%	Quarterly	3.99%	Quarterly	09/16/26 (a)	09/16/28	KRW	3,484,327	6,851	11	6,840
6-mo. PRIBOR, 3.89%	Semi-Annual	4.31%	Annual	09/16/26 (a)	09/16/28	CZK	77,805	13,911	18	13,893
1-day COOIS, 10.54%	Quarterly	11.74%	Quarterly	09/16/26 (a)	09/16/28	COP	12,170,801	51,668	15	51,653
1-day SOFR, 3.68%	Annual	4.40%	Annual	N/A	10/31/28	USD	13,462	181,407	63	181,344
1-day SOFR, 3.68%	Annual	3.25%	Annual	12/15/26 (a)	12/15/28	USD	9,063	(127,339)	41	(127,380)
1-day BZDIOVER, 0.05%	At Termination	12.90%	At Termination	N/A	01/02/29	BRL	1,763	(11,704)	2	(11,706)
1-day BZDIOVER, 0.05%	At Termination	13.01%	At Termination	N/A	01/02/29	BRL	10,552	(77,298)	18	(77,316)
1-day BZDIOVER, 0.05%	At Termination	13.11%	At Termination	N/A	01/02/29	BRL	864	(6,140)	1	(6,141)
1-day BZDIOVER, 0.05%	At Termination	13.14%	At Termination	N/A	01/02/29	BRL	5,332	(35,868)	10	(35,878)
1-day BZDIOVER, 0.05%	At Termination	13.24%	At Termination	N/A	01/02/29	BRL	1,457	(9,166)	2	(9,168)
1-day BZDIOVER, 0.05%	At Termination	13.39%	At Termination	N/A	01/02/29	BRL	1,722	(8,308)	3	(8,311)
1-day BZDIOVER, 0.05%	At Termination	14.41%	At Termination	N/A	01/02/29	BRL	19,768	34,385	17	34,368
6-mo. EURIBOR, 2.57%	Semi-Annual	3.00%	Annual	N/A	03/05/29	EUR	6,374	79,880	37	79,843
1-day SOFR, 3.68%	Annual	3.79%	Annual	N/A	03/29/29	USD	36,848	(152,197)	191	(152,388)
1-day SOFR, 3.68%	Annual	4.00%	Annual	N/A	04/08/29	USD	28,993	52,527	156	52,371
1-day SOFR, 3.68%	Annual	4.05%	Annual	N/A	04/09/29	USD	16,493	53,195	90	53,105
1-day SOFR, 3.68%	Annual	4.00%	Annual	N/A	04/18/29	USD	25,833	45,424	140	45,284
1-day SOFR, 3.68%	Annual	4.00%	Annual	N/A	04/24/29	USD	12,806	22,369	71	22,298
6-mo. EURIBOR, 2.57%	Semi-Annual	2.90%	Annual	N/A	04/30/29	EUR	7,120	50,925	43	50,882
1-day SOFR, 3.68%	Annual	4.00%	Annual	N/A	05/06/29	USD	25,628	43,730	143	43,587
6-mo. EURIBOR, 2.57%	Semi-Annual	2.87%	Annual	N/A	06/11/29	EUR	5,166	26,730	34	26,696
1-day MIBOR, 5.50%	Semi-annual	5.98%	Semi-annual	N/A	06/29/29	INR	318,060	(380)	16	(396)
7.29%	Quarterly	3-mo. JIBAR, 6.99%	Quarterly	09/16/26 (a)	09/16/29	ZAR	52,012	2,534	31	2,503
7.90%	Quarterly	3-mo. JIBAR, 6.99%	Quarterly	N/A	10/31/29	ZAR	35,000	(42,414)	10	(42,424)
1-day TIIEFONDEO, 6.63%	Monthly	7.77%	Monthly	N/A	11/14/29	MXN	1,222	752	—	752
1-day TIIEFONDEO, 6.63%	Monthly	9.04%	Monthly	N/A	11/14/29	MXN	111,543	319,273	35	319,238
7.78%	Monthly	1-day TIIEFONDEO, 6.63%	Monthly	N/A	12/14/29	MXN	1,261	(767)	1	(768)
7.80%	Monthly	1-day TIIEFONDEO, 6.63%	Monthly	N/A	02/07/30	MXN	1,387	(844)	—	(844)
8.65%	Monthly	1-day TIIEFONDEO, 6.63%	Monthly	N/A	02/07/30	MXN	9,589	(21,196)	5	(21,201)
6-mo. PRIBOR, 3.89%	Semi-Annual	3.46%	Annual	N/A	03/19/30	CZK	17,731	(18,745)	9	(18,754)
6-mo. PRIBOR, 3.89%	Semi-Annual	3.60%	Annual	N/A	03/19/30	CZK	2,565	(2,046)	1	(2,047)
6-mo. BUBOR, 5.62%	Semi-Annual	6.15%	Annual	N/A	03/19/30	HUF	10,937	1,395	—	1,395
6-mo. BUBOR, 5.62%	Semi-Annual	6.55%	Annual	N/A	03/19/30	HUF	75,604	13,179	2	13,177
7.94%	Quarterly	3-mo. JIBAR, 6.99%	Quarterly	N/A	03/19/30	ZAR	50,774	(64,381)	21	(64,402)
1-day MIBOR, 5.50%	Semi-annual	6.00%	Semi-annual	N/A	03/19/30	INR	84,433	(200)	11	(211)
7.73%	Monthly	1-day TIIEFONDEO, 6.63%	Monthly	N/A	05/06/30	MXN	5,490	(2,281)	3	(2,284)
7.82%	Monthly	1-day TIIEFONDEO, 6.63%	Monthly	N/A	05/06/30	MXN	794	(472)	—	(472)
7.77%	Monthly	1-day TIIEFONDEO, 6.63%	Monthly	N/A	05/27/30	MXN	2,569	(1,156)	2	(1,158)
7.82%	Monthly	1-day TIIEFONDEO, 6.63%	Monthly	N/A	05/27/30	MXN	372	(204)	(1)	(203)
6-mo. EURIBOR, 2.57%	Semi-Annual	2.20%	Annual	N/A	06/04/30	EUR	1,614	(35,471)	14	(35,485)
1-day TIIEFONDEO, 6.63%	Monthly	7.82%	Monthly	N/A	06/07/30	MXN	11,784	6,876	6	6,870
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock Strategic Global Bond Fund, Inc.

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
1-day TIIEFONDEO, 6.63%	Monthly	7.82%	Monthly	N/A	06/07/30	MXN	1,705	$ 929	$ 1	$ 928
6-mo. PRIBOR, 3.89%	Semi-Annual	3.56%	Annual	N/A	06/18/30	CZK	4,762	(4,392)	2	(4,394)
6-mo. PRIBOR, 3.89%	Semi-Annual	3.62%	Annual	N/A	06/18/30	CZK	1,723	(1,417)	1	(1,418)
6-mo. PRIBOR, 3.89%	Semi-Annual	3.66%	Annual	N/A	06/18/30	CZK	7,149	(5,349)	671	(6,020)
7.77%	Monthly	1-day TIIEFONDEO, 6.63%	Monthly	N/A	06/21/30	MXN	238	(105)	—	(105)
1-day TIIEFONDEO, 6.63%	Monthly	7.72%	Monthly	N/A	06/24/30	MXN	7,855	2,633	3	2,630
1-day TIIEFONDEO, 6.63%	Monthly	7.67%	Monthly	N/A	07/30/30	MXN	3,829	954	2	952
1-day TIIEFONDEO, 6.63%	Monthly	7.69%	Monthly	N/A	07/30/30	MXN	43,757	12,717	19	12,698
1-day TIIEFONDEO, 6.63%	Monthly	7.54%	Monthly	N/A	08/16/30	MXN	6,440	(395)	3	(398)
1-day TIIEFONDEO, 6.63%	Monthly	7.51%	Monthly	N/A	08/21/30	MXN	3,819	(341)	2	(343)
11.19%	Quarterly	1-day COOIS, 10.54%	Quarterly	09/16/26 (a)	09/16/30	COP	6,717,080	(60,565)	17	(60,582)
China Fixing Repo Rates 7-day, 1.54%	Quarterly	1.45%	Quarterly	N/A	09/17/30	CNY	6,481	126	10	116
6-mo. PRIBOR, 3.89%	Semi-Annual	3.39%	Annual	N/A	09/17/30	CZK	7,802	(3,853)	3	(3,856)
6-mo. PRIBOR, 3.89%	Semi-Annual	3.41%	Annual	N/A	09/17/30	CZK	16,970	(7,946)	9	(7,955)
6-mo. PRIBOR, 3.89%	Semi-Annual	3.55%	Annual	N/A	09/17/30	CZK	31,903	(4,725)	14	(4,739)
6-mo. PRIBOR, 3.89%	Semi-Annual	3.62%	Annual	N/A	09/17/30	CZK	3,162	(11)	2	(13)
6-mo. PRIBOR, 3.89%	Semi-Annual	3.64%	Annual	N/A	09/17/30	CZK	7,000	317	3	314
6-mo. PRIBOR, 3.89%	Semi-Annual	3.70%	Annual	N/A	09/17/30	CZK	11,276	1,990	6	1,984
6-mo. PRIBOR, 3.89%	Semi-Annual	3.70%	Annual	N/A	09/17/30	CZK	6,686	1,202	3	1,199
6-mo. PRIBOR, 3.89%	Semi-Annual	3.81%	Annual	N/A	09/17/30	CZK	6,704	2,853	4	2,849
6-mo. WIBOR, 3.90%	Semi-Annual	4.05%	Annual	N/A	09/17/30	PLN	909	6,359	(223)	6,582
6-mo. WIBOR, 3.90%	Semi-Annual	4.14%	Annual	N/A	09/17/30	PLN	1,059	8,625	3	8,622
6-mo. WIBOR, 3.90%	Semi-Annual	4.14%	Annual	N/A	09/17/30	PLN	540	4,336	2	4,334
6-mo. BUBOR, 5.62%	Semi-Annual	5.96%	Annual	N/A	09/17/30	HUF	43,283	9,304	2	9,302
6-mo. BUBOR, 5.62%	Semi-Annual	6.16%	Annual	N/A	09/17/30	HUF	19,899	4,839	1	4,838
6-mo. BUBOR, 5.62%	Semi-Annual	6.17%	Annual	N/A	09/17/30	HUF	20,055	4,905	—	4,905
6-mo. BUBOR, 5.62%	Semi-Annual	6.21%	Annual	N/A	09/17/30	HUF	17,517	4,399	1	4,398
6-mo. BUBOR, 5.62%	Semi-Annual	6.22%	Annual	N/A	09/17/30	HUF	9,140	2,302	—	2,302
6-mo. BUBOR, 5.62%	Semi-Annual	6.27%	Annual	N/A	09/17/30	HUF	11,924	3,098	1	3,097
7.11%	Quarterly	3-mo. JIBAR, 6.99%	Quarterly	N/A	09/17/30	ZAR	9,334	4,529	6	4,523
7.11%	Quarterly	3-mo. JIBAR, 6.99%	Quarterly	N/A	09/17/30	ZAR	5,535	2,702	3	2,699
7.22%	Quarterly	3-mo. JIBAR, 6.99%	Quarterly	N/A	09/17/30	ZAR	6,827	1,687	4	1,683
7.37%	Quarterly	3-mo. JIBAR, 6.99%	Quarterly	N/A	09/17/30	ZAR	3,220	(291)	297	(588)
7.49%	Quarterly	3-mo. JIBAR, 6.99%	Quarterly	N/A	09/17/30	ZAR	11,495	(4,283)	8	(4,291)
7.60%	Quarterly	3-mo. JIBAR, 6.99%	Quarterly	N/A	09/17/30	ZAR	17,902	(10,824)	8	(10,832)
7.63%	Quarterly	3-mo. JIBAR, 6.99%	Quarterly	N/A	09/17/30	ZAR	11,393	(7,700)	8	(7,708)
1-day TIIEFONDEO, 6.63%	Monthly	7.29%	Monthly	N/A	10/03/30	MXN	3,714	(2,296)	2	(2,298)
China Fixing Repo Rates 7-day, 1.54%	Quarterly	1.58%	Quarterly	N/A	12/17/30	CNY	198,450	162,688	312	162,376
6-mo. PRIBOR, 3.89%	Semi-Annual	3.90%	Annual	N/A	12/17/30	CZK	10,045	5,719	6	5,713
4.08%	Annual	6-mo. WIBOR, 3.90%	Semi-Annual	N/A	12/17/30	PLN	3,877	(27,405)	11	(27,416)
4.08%	Annual	6-mo. WIBOR, 3.90%	Semi-Annual	N/A	12/17/30	PLN	3,936	(27,916)	11	(27,927)
4.10%	Annual	6-mo. WIBOR, 3.90%	Semi-Annual	N/A	12/17/30	PLN	3,936	(28,633)	11	(28,644)
6-mo. BUBOR, 5.62%	Semi-Annual	6.23%	Annual	N/A	12/17/30	HUF	11,567	3,144	—	3,144
7.04%	Quarterly	3-mo. JIBAR, 6.99%	Quarterly	N/A	12/17/30	ZAR	5,384	3,827	3	3,824
1-day BZDIOVER, 0.05%	At Termination	13.24%	At Termination	N/A	01/02/31	BRL	574	(3,743)	1	(3,744)
1-day TIIEFONDEO, 6.63%	Monthly	7.53%	Monthly	N/A	01/03/31	MXN	3,620	(700)	2	(702)
3.58%	Annual	6-mo. PRIBOR, 3.89%	Semi-Annual	N/A	03/18/31	CZK	8,368	8,889	4	8,885
3.62%	Annual	6-mo. PRIBOR, 3.89%	Semi-Annual	N/A	03/18/31	CZK	8,394	8,276	4	8,272
6-mo. PRIBOR, 3.89%	Semi-Annual	3.74%	Annual	N/A	03/18/31	CZK	9,098	(6,471)	5	(6,476)
6-mo. BUBOR, 5.62%	Semi-Annual	5.98%	Annual	N/A	03/18/31	HUF	11,838	1,740	1	1,739
6.69%	Quarterly	3-mo. JIBAR, 6.99%	Quarterly	N/A	03/18/31	ZAR	5,037	8,331	4	8,327
1-day TIIEFONDEO, 6.63%	Monthly	7.62%	Monthly	N/A	04/21/31	MXN	78,000	(4,960)	40	(5,000)
1-day TIIEFONDEO, 6.63%	Monthly	7.68%	Monthly	N/A	06/10/31	MXN	38,739	1,597	20	1,577
2.00%	Quarterly	1-day THOR, 0.99%	Quarterly	N/A	06/17/31	THB	9,313	(5,757)	3	(5,760)
2.00%	Quarterly	1-day THOR, 0.99%	Quarterly	N/A	06/17/31	THB	21,730	(13,505)	7	(13,512)
4.12%	Annual	6-mo. WIBOR, 3.90%	Semi-Annual	N/A	06/17/31	PLN	6,828	(12,582)	20	(12,602)
4.22%	Annual	6-mo. WIBOR, 3.90%	Semi-Annual	N/A	06/17/31	PLN	6,744	(20,340)	21	(20,361)
6-mo. PRIBOR, 3.89%	Semi-Annual	4.31%	Annual	N/A	06/17/31	CZK	27,608	12,605	15	12,590
6-mo. PRIBOR, 3.89%	Semi-Annual	4.31%	Annual	N/A	06/17/31	CZK	13,598	6,062	8	6,054

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock Strategic Global Bond Fund, Inc.

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
4.40%	Annual	6-mo. WIBOR, 3.90%	Semi-Annual	N/A	06/17/31	PLN	1,468	$ (7,612)	$ 4	$ (7,616)
6-mo. PRIBOR, 3.89%	Semi-Annual	4.44%	Annual	N/A	06/17/31	CZK	17,966	13,087	9	13,078
6-mo. PRIBOR, 3.89%	Semi-Annual	4.59%	Annual	N/A	06/17/31	CZK	9,830	10,428	6	10,422
6-mo. PRIBOR, 3.89%	Semi-Annual	4.61%	Annual	N/A	06/17/31	CZK	9,830	10,852	5	10,847
1-day MIBOR, 5.50%	Semi-annual	6.51%	Semi-annual	N/A	06/17/31	INR	153,677	24,769	18	24,751
0.02%	Annual	6-mo. EURIBOR, 2.57%	Semi-Annual	N/A	08/26/31	EUR	8,789	1,375,422	102	1,375,320
1.56%	Quarterly	China Fixing Repo Rates 7-day, 1.54%	Quarterly	09/16/26 (a)	09/16/31	CNY	3,130	(2,089)	6	(2,095)
1.61%	Quarterly	China Fixing Repo Rates 7-day, 1.54%	Quarterly	09/16/26 (a)	09/16/31	CNY	12,290	(12,630)	20	(12,650)
4.07%	Quarterly	3-mo. KRW CDC, 2.92%	Quarterly	09/16/26 (a)	09/16/31	KRW	480,305	(2,164)	4	(2,168)
3-mo. JIBAR, 6.99%	Quarterly	7.41%	Quarterly	09/16/26 (a)	09/16/31	ZAR	33,695	(493)	24	(517)
3.51%	Quarterly	3-mo. KLIBOR, 3.45%	Quarterly	09/17/26 (a)	09/17/31	MYR	1,980	1,454	6	1,448
3.51%	Quarterly	3-mo. KLIBOR, 3.45%	Quarterly	09/17/26 (a)	09/17/31	MYR	1,980	1,365	6	1,359
3.60%	Quarterly	3-mo. KLIBOR, 3.45%	Quarterly	09/17/26 (a)	09/17/31	MYR	2,160	(672)	6	(678)
1-day ESTR, 2.18%	Annual	2.34%	Annual	01/19/28 (a)	01/19/33	EUR	2,870	(32,792)	40	(32,832)
1-day SOFR, 3.68%	Annual	3.14%	Annual	05/12/28 (a)	05/12/33	USD	5,752	(188,138)	53	(188,191)
3.24%	Annual	1-day SOFR, 3.68%	Annual	N/A	08/09/33	USD	5,937	296,550	80	296,470
1-day SOFR, 3.68%	Annual	3.75%	Annual	N/A	08/09/33	USD	8,716	(120,947)	107	(121,054)
3-mo. JIBAR, 6.99%	Quarterly	7.47%	Quarterly	09/16/26 (a)	09/16/33	ZAR	13,021	(4,943)	12	(4,955)
3-mo. JIBAR, 6.99%	Quarterly	7.62%	Quarterly	09/16/26 (a)	09/16/33	ZAR	30,384	3,794	28	3,766
1-day SOFR, 3.68%	Annual	3.93%	Annual	N/A	10/04/33	USD	12,560	(8,272)	159	(8,431)
1-day SOFR, 3.68%	Annual	3.50%	Annual	N/A	10/17/33	USD	17,463	(538,424)	223	(538,647)
4.40%	Annual	1-day SOFR, 3.68%	Annual	N/A	11/01/33	USD	5,329	(172,837)	69	(172,906)
1-day SOFR, 3.68%	Annual	4.00%	Annual	N/A	01/12/34	USD	4,076	16,313	51	16,262
1-day SOFR, 3.68%	Annual	4.00%	Annual	N/A	01/17/34	USD	2,938	11,543	37	11,506
3.62%	Annual	1-day SOFR, 3.68%	Annual	10/09/29 (a)	10/09/34	USD	10,760	167,275	101	167,174
1-day SOFR, 3.68%	Annual	3.66%	Annual	N/A	10/10/34	USD	1	(19)	—	(19)
9.11%	Monthly	1-day TIIEFONDEO, 6.63%	Monthly	N/A	11/08/34	MXN	9,670	(39,086)	7	(39,093)
1-day SOFR, 3.68%	Annual	3.75%	Annual	N/A	07/09/35	USD	7,031	(143,447)	104	(143,551)
1-day TIIEFONDEO, 6.63%	Monthly	8.12%	Monthly	N/A	09/05/35	MXN	80,000	19,988	63	19,925
1.35%	Quarterly	1-day THOR, 0.99%	Quarterly	N/A	09/17/35	THB	3,217	4,925	2,301	2,624
1-day THOR, 0.99%	Quarterly	1.38%	Quarterly	N/A	09/17/35	THB	2,953	(4,328)	1	(4,329)
1-day THOR, 0.99%	Quarterly	1.43%	Quarterly	N/A	09/17/35	THB	169	(222)	—	(222)
1-day THOR, 0.99%	Quarterly	1.44%	Quarterly	N/A	09/17/35	THB	95	(122)	—	(122)
1-day TIIEFONDEO, 6.63%	Monthly	8.27%	Monthly	N/A	12/05/35	MXN	12,837	10,563	12	10,551
1-day TIIEFONDEO, 6.63%	Monthly	8.00%	Monthly	N/A	12/28/35	MXN	690	(203)	1	(204)
6-mo. EURIBOR, 2.57%	Semi-Annual	2.94%	Annual	N/A	04/27/36	EUR	7,505	33,954	149	33,805
3.87%	Quarterly	3-mo. KRW CDC, 2.92%	Quarterly	N/A	06/17/36	KRW	377,304	1,013	5	1,008
6-mo. PRIBOR, 3.89%	Semi-Annual	4.56%	Annual	N/A	06/17/36	CZK	3,604	4,970	4	4,966
6-mo. PRIBOR, 3.89%	Semi-Annual	4.60%	Annual	N/A	06/17/36	CZK	1,941	2,976	2	2,974
6-mo. BUBOR, 5.62%	Semi-Annual	5.49%	Annual	06/18/31 (a)	06/18/36	HUF	141,088	13,687	6	13,681
6-mo. BUBOR, 5.62%	Semi-Annual	5.54%	Annual	06/18/31 (a)	06/18/36	HUF	140,477	14,438	6	14,432
6-mo. BUBOR, 5.62%	Semi-Annual	5.65%	Annual	06/18/31 (a)	06/18/36	HUF	143,267	16,459	6	16,453
1-day THOR, 0.99%	Quarterly	2.07%	Quarterly	09/16/26 (a)	09/16/36	THB	56,067	8,614	32	8,582
1-day THOR, 0.99%	Quarterly	2.09%	Quarterly	09/16/26 (a)	09/16/36	THB	15,114	3,083	8	3,075
3.46%	Annual	1-day SOFR, 3.68%	Annual	12/15/26 (a)	12/15/36	USD	2,071	99,212	35	99,177
3.65%	Annual	1-day SOFR, 3.68%	Annual	N/A	11/03/53	USD	5,310	498,740	163	498,577
1-day SOFR, 3.68%	Annual	4.00%	Annual	N/A	11/03/53	USD	5,310	(184,608)	163	(184,771)
Tokyo Overnight Average Rate, 0.98%	Annual	1.45%	Annual	N/A	03/06/54	JPY	234,530	(506,276)	52	(506,328)
Tokyo Overnight Average Rate, 0.98%	Annual	1.45%	Annual	N/A	03/11/54	JPY	234,530	(506,057)	54	(506,111)
1-day SONIA, 3.73%	Annual	4.45%	Annual	N/A	12/04/55	GBP	1,380	(89,298)	41	(89,339)
Tokyo Overnight Average Rate, 0.98%	Annual	2.87%	Annual	N/A	03/30/56	JPY	135,223	(77,467)	30	(77,497)
Tokyo Overnight Average Rate, 0.98%	Annual	2.88%	Annual	N/A	03/30/56	JPY	135,359	(74,947)	30	(74,977)
Tokyo Overnight Average Rate, 0.98%	Annual	2.89%	Annual	N/A	03/30/56	JPY	136,236	(74,371)	30	(74,401)
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock Strategic Global Bond Fund, Inc.

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
Tokyo Overnight Average Rate, 0.98%	Annual	2.95%	Annual	N/A	03/30/56	JPY	135,107	$ (64,439)	$ 30	$ (64,469)
Tokyo Overnight Average Rate, 0.98%	Annual	2.98%	Annual	N/A	03/30/56	JPY	159,244	(69,268)	35	(69,303)
								$ (1,651,580)	$ 9,003	$ (1,660,583)

(a)	Forward Swap.
OTC Credit Default Swaps — Buy Protection
Reference Obligations/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Republic of Argentina	1.00%	Quarterly	Bank of America N.A.	12/20/27	USD	35	$ 1,043	$ 4,516	$ (3,473)
Deutsche Bank AG	1.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/28	EUR	300	(4,540)	10,011	(14,551)
Deutsche Bank AG	1.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/28	EUR	176	(2,663)	3,876	(6,539)
Deutsche Bank AG	1.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/28	EUR	59	(893)	1,300	(2,193)
Deutsche Bank AG	1.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/28	EUR	65	(984)	1,502	(2,486)
UBS Group AG	1.00	Quarterly	BNP Paribas SA	06/20/28	EUR	100	(1,772)	1,814	(3,586)
UBS Group AG	1.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/28	EUR	63	(1,117)	1,345	(2,462)
UBS Group AG	1.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/28	EUR	600	(10,635)	8,504	(19,139)
Boeing, Co.	1.00	Quarterly	Deutsche Bank AG	12/20/28	USD	300	(4,454)	(764)	(3,690)
Boeing, Co.	1.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/29	USD	300	(5,022)	2,241	(7,263)
CMBX.NA.9	2.00	Monthly	Goldman Sachs International	09/17/58	USD	43	9,077	8,605	472
CMBX.NA.9	2.00	Monthly	Goldman Sachs International	09/17/58	USD	49	10,345	9,807	538
							$ (11,615)	$ 52,757	$ (64,372)
OTC Credit Default Swaps — Sell Protection
Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Altice France SA	5.00%	Quarterly	JPMorgan Chase Bank N.A.	06/20/27	CCC+	EUR	151	$ 5,503	$ 2,432	$ 3,071
Altice France SA	5.00	Quarterly	Morgan Stanley & Co. International PLC	06/20/27	CCC+	EUR	26	948	565	383
CMA CGM SA	5.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/27	BB+	EUR	66	3,569	1,418	2,151
iTraxx.XO.42 10-20%	5.00	Quarterly	BNP Paribas SA	12/20/29	CC+	EUR	387	37,228	31,387	5,841
iTraxx.XO.44 20-35%	5.00	Quarterly	Goldman Sachs International	12/20/30	B-	EUR	387	63,177	62,464	713
								$ 110,425	$ 98,266	$ 12,159

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Interest Rate Swaps
Paid by the Fund		Received by the Fund
Rate	Frequency	Rate	Frequency	Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
1-day BZDIOVER, 0.05%	At Termination	10.12%	At Termination	BNP Paribas SA	N/A	01/04/27	BRL	39	$ (939)	$ —	$ (939)
1-day BZDIOVER, 0.05%	At Termination	10.32%	At Termination	Bank of America N.A.	N/A	01/04/27	BRL	97	(1,761)	—	(1,761)
1-day BZDIOVER, 0.05%	At Termination	10.35%	At Termination	Barclays Bank PLC	N/A	01/04/27	BRL	1	(22)	—	(22)

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock Strategic Global Bond Fund, Inc.

OTC Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund
Rate	Frequency	Rate	Frequency	Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
10.97%	At Termination	1-day BZDIOVER, 0.05%	At Termination	Barclays Bank PLC	N/A	01/04/27	BRL	7,976	$ 113,586	$ —	$ 113,586
11.57%	At Termination	1-day BZDIOVER, 0.05%	At Termination	BNP Paribas SA	N/A	01/04/27	BRL	3,560	38,692	—	38,692
1-day BZDIOVER, 0.05%	At Termination	12.84%	At Termination	Citibank N.A.	N/A	01/04/27	BRL	353	(1,955)	—	(1,955)
1-day BZDIOVER, 0.05%	At Termination	13.09%	At Termination	Bank of America N.A.	N/A	01/04/27	BRL	1,627	(7,487)	—	(7,487)
1-day BZDIOVER, 0.05%	At Termination	14.11%	At Termination	Goldman Sachs International	N/A	01/04/27	BRL	2,967	(4,142)	—	(4,142)
1-day BZDIOVER, 0.05%	At Termination	14.55%	At Termination	Bank of America N.A.	N/A	01/04/27	BRL	2,838	713	—	713
1-day BZDIOVER, 0.05%	At Termination	14.58%	At Termination	Bank of America N.A.	N/A	01/04/27	BRL	405	204	—	204
15.41%	At Termination	1-day BZDIOVER, 0.05%	At Termination	Citibank N.A.	N/A	01/04/27	BRL	3,869	(18,820)	—	(18,820)
1-day BZDIOVER, 0.05%	At Termination	9.79%	At Termination	BNP Paribas SA	N/A	01/04/27	BRL	6,671	(148,552)	—	(148,552)
1-day BZDIOVER, 0.05%	At Termination	9.99%	At Termination	Citibank N.A.	N/A	01/04/27	BRL	2	(49)	—	(49)
1-day BZDIOVER, 0.05%	At Termination	10.00%	At Termination	Bank of America N.A.	N/A	01/04/27	BRL	2	(55)	—	(55)
4.44%	Semi-annual	1-day CLP Interbank Rate, 26,634.86%	Semi-annual	Bank of America N.A.	N/A	12/17/27	CLP	1,315,876	(223)	—	(223)
4.44%	Semi-annual	1-day CLP Interbank Rate, 26,634.86%	Semi-annual	Goldman Sachs International	N/A	12/17/27	CLP	3,343,692	(566)	—	(566)
1-day COOIS, 10.54%	Quarterly	10.78%	Quarterly	Goldman Sachs International	N/A	03/21/28	COP	712,294	(1,495)	—	(1,495)
4.81%	Semi-annual	1-day CLP Interbank Rate, 26,634.86%	Semi-annual	Goldman Sachs International	N/A	06/21/28	CLP	1,378,277	(11,142)	—	(11,142)
4.82%	Semi-annual	1-day CLP Interbank Rate, 26,634.86%	Semi-annual	Goldman Sachs International	N/A	06/21/28	CLP	1,002,565	(8,306)	—	(8,306)
4.82%	Semi-annual	1-day CLP Interbank Rate, 26,634.86%	Semi-annual	Goldman Sachs International	N/A	06/21/28	CLP	3,891,562	(32,241)	—	(32,241)
1-day COOIS, 10.54%	Quarterly	11.20%	Quarterly	HSBC Bank PLC	N/A	09/18/28	COP	2,257,619	3,397	—	3,397
1-day COOIS, 10.54%	Quarterly	11.20%	Quarterly	HSBC Bank PLC	N/A	09/18/28	COP	636,986	958	—	958
1-day BZDIOVER, 0.05%	At Termination	12.44%	At Termination	JPMorgan Chase Bank N.A.	N/A	01/02/29	BRL	11,718	(166,085)	—	(166,085)
1-day BZDIOVER, 0.05%	At Termination	12.95%	At Termination	Bank of America N.A.	N/A	01/02/29	BRL	3,383	(30,127)	—	(30,127)
1-day BZDIOVER, 0.05%	At Termination	13.00%	At Termination	BNP Paribas SA	N/A	01/02/29	BRL	30,000	(256,384)	—	(256,384)
1-day BZDIOVER, 0.05%	At Termination	13.00%	At Termination	Barclays Bank PLC	N/A	01/02/29	BRL	6,057	(51,675)	—	(51,675)
1-day BZDIOVER, 0.05%	At Termination	13.00%	At Termination	Bank of America N.A.	N/A	01/02/29	BRL	3,937	(33,588)	—	(33,588)
1-day BZDIOVER, 0.05%	At Termination	13.12%	At Termination	Bank of America N.A.	N/A	01/02/29	BRL	15,813	(122,513)	—	(122,513)
1-day BZDIOVER, 0.05%	At Termination	13.15%	At Termination	Goldman Sachs International	N/A	01/02/29	BRL	2,233	(18,505)	—	(18,505)
1-day BZDIOVER, 0.05%	At Termination	13.31%	At Termination	Barclays Bank PLC	N/A	01/02/29	BRL	409	(2,641)	—	(2,641)
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock Strategic Global Bond Fund, Inc.

OTC Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund
Rate	Frequency	Rate	Frequency	Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
1-day BZDIOVER, 0.05%	At Termination	13.33%	At Termination	Barclays Bank PLC	N/A	01/02/29	BRL	1,222	$ (8,297)	$ —	$ (8,297)
1-day BZDIOVER, 0.05%	At Termination	13.34%	At Termination	Barclays Bank PLC	N/A	01/02/29	BRL	867	(5,089)	—	(5,089)
1-day BZDIOVER, 0.05%	At Termination	13.34%	At Termination	Barclays Bank PLC	N/A	01/02/29	BRL	6,167	(39,030)	—	(39,030)
1-day BZDIOVER, 0.05%	At Termination	13.35%	At Termination	Bank of America N.A.	N/A	01/02/29	BRL	2,120	(13,344)	—	(13,344)
1-day BZDIOVER, 0.05%	At Termination	13.42%	At Termination	Bank of America N.A.	N/A	01/02/29	BRL	1,459	(8,423)	—	(8,423)
1-day BZDIOVER, 0.05%	At Termination	13.43%	At Termination	Barclays Bank PLC	N/A	01/02/29	BRL	562	(3,317)	—	(3,317)
1-day BZDIOVER, 0.05%	At Termination	14.03%	At Termination	Barclays Bank PLC	N/A	01/02/29	BRL	2,135	(2,076)	—	(2,076)
1-day COOIS, 10.54%	Quarterly	10.46%	Quarterly	Morgan Stanley & Co. International PLC	N/A	09/17/29	COP	4,188,492	(395)	—	(395)
1-day COOIS, 10.54%	Quarterly	10.81%	Quarterly	HSBC Bank PLC	N/A	09/17/29	COP	1,190,685	2,923	—	2,923
10.60%	Quarterly	1-day COOIS, 10.54%	Quarterly	Goldman Sachs International	N/A	03/18/30	COP	393,983	(646)	—	(646)
5.42%	Semi-annual	1-day CLP Interbank Rate, 26,634.86%	Semi-annual	BNP Paribas SA	N/A	06/17/36	CLP	540,484	(14,060)	—	(14,060)
									$ (853,477)	$ —	$ (853,477)
OTC Total Return Swaps
Paid by the Fund		Received by the Fund
Rate/Reference	Frequency	Rate/Reference	Frequency	Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
iShares iBoxx $ High Yield Corporate Bond ETF	At Termination	1-day SOFR minus 0.85%, 3.68%	At Termination	Bank of America N.A.	N/A	09/18/26	USD	2,798	$ 682	$ —	$ 682
Balances Reported in the Consolidated Statements of Assets and Liabilities for Centrally Cleared Swaps, OTC Swaps and Options Written
Description	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation	Value
Centrally Cleared Swaps(a)	$ 363,259	$ (533,006)	$ 4,804,025	$ (6,750,873)	$ —
OTC Swaps	151,787	(764)	174,324	(1,079,332)	—
Options Written	N/A	(2,318,930)	754,275	(1,758,374)	(3,323,029)

(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Consolidated Schedule of Investments. Only current day’s variation margin is reported within the Consolidated Statements of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock Strategic Global Bond Fund, Inc.

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Consolidated Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts Unrealized appreciation on futures contracts(a)	$ —	$ —	$ 20,881	$ —	$ 1,834,118	$ —	$ 1,854,999
Forward foreign currency exchange contracts Unrealized appreciation on forward foreign currency exchange contracts	—	—	—	6,905,870	—	—	6,905,870
Options purchased Investments at value — unaffiliated(b)	—	4,277	328,873	790,390	113,091	15,256	1,251,887
Swaps — centrally cleared Unrealized appreciation on centrally cleared swaps(a)	—	69,432	—	—	4,723,956	10,637	4,804,025
Swaps — OTC Unrealized appreciation on OTC swaps; Swap premiums paid	—	164,956	682	—	160,473	—	326,111
	$ —	$ 238,665	$ 350,436	$ 7,696,260	$ 6,831,638	$ 25,893	$ 15,142,892
Liabilities — Derivative Financial Instruments
Futures contracts Unrealized depreciation on futures contracts(a)	$ —	$ —	$ 194,440	$ —	$ 1,497,676	$ —	$ 1,692,116
Forward foreign currency exchange contracts Unrealized depreciation on forward foreign currency exchange contracts	—	—	—	5,973,146	—	—	5,973,146
Options written Options written at value	—	4,666	251,580	406,567	2,660,216	—	3,323,029
Swaps — centrally cleared Unrealized depreciation on centrally cleared swaps(a)	—	366,334	—	—	6,384,539	—	6,750,873
Swaps — OTC Unrealized depreciation on OTC swaps; Swap premiums received	—	66,146	—	—	1,013,950	—	1,080,096
	$ —	$ 437,146	$ 446,020	$ 6,379,713	$ 11,556,381	$ —	$ 18,819,260

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Consolidated Schedule of Investments. In the
Consolidated Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation)
is included in accumulated earnings (loss).

(b)	Includes options purchased at value as reported in the Consolidated Schedule of Investments.
For the period ended June 30, 2026, the effect of derivative financial instruments in the Consolidated Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$ —	$ —	$ 404,887	$ —	$ 5,755,039	$ —	$ 6,159,926
Forward foreign currency exchange contracts	—	—	—	(2,078,597)	—	—	(2,078,597)
Options purchased(a)	—	(41,929)	478,048	(363,877)	(574,508)	4,537	(497,729)
Options written	—	76,797	887,592	1,136,586	945,936	—	3,046,911
Swaps	—	(296,315)	(3,824)	—	105,483	—	(194,656)
	$ —	$ (261,447)	$ 1,766,703	$ (1,305,888)	$ 6,231,950	$ 4,537	$ 6,435,855
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$ —	$ —	$ (287,551)	$ —	$ 601,334	$ —	$ 313,783
Forward foreign currency exchange contracts	—	—	—	512,384	—	—	512,384
Options purchased(b)	—	2,441	21,537	(20,346)	281,476	(11,393)	273,715
Options written	—	12,227	(196,000)	72,859	(1,452,887)	—	(1,563,801)
Swaps	—	(67,325)	682	—	(7,891,222)	(13,946)	(7,971,811)
	$ —	$ (52,657)	$ (461,332)	$ 564,897	$ (8,461,299)	$ (25,339)	$ (8,435,730)

(a)	Options purchased are included in net realized gain (loss) from investments — unaffiliated.
(b)	Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock Strategic Global Bond Fund, Inc.

Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$438,085,947
Average notional value of contracts — short	582,867,944
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	787,625,080
Average amounts sold — in USD	768,307,142
Options:
Average value of option contracts purchased	821,885
Average value of option contracts written	1,243,735
Average notional value of swaption contracts purchased	126,010,899
Average notional value of swaption contracts written	835,136,455
Credit default swaps:
Average notional value — buy protection	24,279,003
Average notional value — sell protection	7,505,349
Interest rate swaps:
Average notional value — pays fixed rate	173,955,676
Average notional value — receives fixed rate	866,093,273
Inflation swaps:
Average notional value — receives fixed rate	614,835
Total return swaps:
Average notional value	1,398,950
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Consolidated Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
The Fund’s derivative assets and liabilities (by type) were as follows:
	Assets	Liabilities
Derivative Financial Instruments
Futures contracts	$ 932,283	$ 393,417
Forward foreign currency exchange contracts	6,905,870	5,973,146
Options	1,251,887 (a)	3,323,029
Swaps — centrally cleared	—	676,504
Swaps — OTC(b)	326,111	1,080,096
Total derivative assets and liabilities in the Consolidated Statements of Assets and Liabilities	9,416,151	11,446,192
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(1,269,437)	(1,360,482)
Total derivative assets and liabilities subject to an MNA	$ 8,146,714	$ 10,085,710

(a)
Includes options purchased at value which is included in Investments at value — unaffiliated in the Consolidated Statements of Assets and Liabilities and reported in the Consolidated
Schedule of Investments.

(b)	Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/(received) in the Consolidated Statements of Assets and Liabilities.
The following table presents the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Received(b)	Cash Collateral Received(b)	Net Amount of Derivative Assets(c)(d)
Bank of America N.A.	$ 597,479	$ (313,037)	$ —	$ (284,442)	$ —
Barclays Bank PLC	815,580	(310,413)	—	—	505,167
BNP Paribas SA	414,292	(414,292)	—	—	—
Canadian Imperial Bank of Commerce	276,120	(127,672)	—	—	148,448
Citibank N.A	—	—	—	—	—
Citibank N.A.	670,042	(315,452)	—	—	354,590
Commonwealth Bank of Australia	349,228	(324)	—	—	348,904
Deutsche Bank AG	1,431,731	(790,307)	—	—	641,424
Goldman Sachs International	216,043	(216,043)	—	—	—
HSBC Bank PLC	810,536	(662,230)	—	—	148,306
JPMorgan Chase Bank N.A.	134,903	(134,903)	—	—	—
Morgan Stanley & Co. International PLC	719,559	(719,559)	—	—	—

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock Strategic Global Bond Fund, Inc.

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Received(b)	Cash Collateral Received(b)	Net Amount of Derivative Assets(c)(d)
Natwest Markets PLC	$ 127,261	$ (91,377)	$ —	$ —	$ 35,884
Royal Bank of Canada	10	(10)	—	—	—
Societe Generale	10,967	(10,967)	—	—	—
Standard Chartered Bank	238,529	(29,752)	—	—	208,777
State Street Bank and Trust Co.	234,338	(234,338)	—	—	—
Toronto-Dominion Bank	1,364	—	—	—	1,364
UBS AG	294,207	(234,043)	—	—	60,164
Wells Fargo Bank N.A.	754,778	(754,778)	—	—	—
Westpac Banking Corp.	49,747	(49,747)	—	—	—
	$ 8,146,714	$ (5,409,244)	$ —	$ (284,442)	$ 2,453,028

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Pledged(b)	Cash Collateral Pledged(b)	Net Amount of Derivative Liabilities(c)(e)
Banco Santander SA	$ 3,743	$ —	$ —	$ —	$ 3,743
Bank of America N.A.	313,037	(313,037)	—	—	—
Barclays Bank PLC	310,413	(310,413)	—	—	—
BNP Paribas SA	505,381	(414,292)	—	(91,089)	—
Canadian Imperial Bank of Commerce	127,672	(127,672)	—	—	—
Citibank N.A.	315,452	(315,452)	—	—	—
Commonwealth Bank of Australia	324	(324)	—	—	—
Deutsche Bank AG	790,307	(790,307)	—	—	—
Goldman Sachs International	1,291,867	(216,043)	—	(450,000)	625,824
HSBC Bank PLC	662,230	(662,230)	—	—	—
JPMorgan Chase Bank N.A.	405,947	(134,903)	—	(199,000)	72,044
Morgan Stanley & Co. International PLC	3,330,883	(719,559)	—	(1,030,000)	1,581,324
Natwest Markets PLC	91,377	(91,377)	—	—	—
Royal Bank of Canada	3,890	(10)	—	—	3,880
Societe Generale	148,088	(10,967)	—	—	137,121
Standard Chartered Bank	29,752	(29,752)	—	—	—
State Street Bank and Trust Co.	239,537	(234,338)	—	—	5,199
UBS AG	234,043	(234,043)	—	—	—
Wells Fargo Bank N.A.	1,231,960	(754,778)	—	—	477,182
Westpac Banking Corp.	49,807	(49,747)	—	—	60
	$ 10,085,710	$ (5,409,244)	$ —	$ (1,770,089)	$ 2,906,377

(a)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)	Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(d)	Net amount represents the net amount receivable from the counterparty in the event of default.
(e)
Net amount represents the net amount payable due to the counterparty in the event of default.  Net amount may be offset further by the options written receivable/payable on the
Consolidated Statements of Assets and Liabilities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Consolidated Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Consolidated Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$ —	$ 85,792,143	$ 402,381	$ 86,194,524
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock Strategic Global Bond Fund, Inc.

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$ 47,881	$ 147,894	$ —	$ 195,775
Canada	248,209	—	—	248,209
Chile	—	—	15,435	15,435
China	78,895	231,171	—	310,066
France	—	310,021	—	310,021
Germany	4,588	96,711	—	101,299
Italy	—	310,553	—	310,553
Japan	15,806	71,663	—	87,469
Luxembourg	—	—	13,857	13,857
Spain	—	149,545	—	149,545
United Kingdom	98,154	—	609,461	707,615
United States	10,004,024	5,316,309	2,876,948	18,197,281
Corporate Bonds
Angola	—	200,190	—	200,190
Argentina	—	198,302	—	198,302
Australia	—	4,256,739	702,362	4,959,101
Austria	—	203,655	—	203,655
Belgium	—	121,166	—	121,166
Brazil	—	1,749,353	—	1,749,353
Canada	—	3,568,429	1,006,876	4,575,305
Chile	—	1,238,430	—	1,238,430
China	—	2,596,978	—	2,596,978
Colombia	—	1,456,967	—	1,456,967
Cyprus	—	257,757	—	257,757
Czech Republic	—	1,040,975	—	1,040,975
Denmark	—	227,177	—	227,177
Finland	—	455,610	—	455,610
France	—	6,488,966	721,551	7,210,517
Germany	108,194	2,758,358	404,470	3,271,022
Ghana	—	46,763	—	46,763
Greece	—	369,625	—	369,625
Hong Kong	—	205,006	—	205,006
Hungary	—	416,576	—	416,576
India	—	5,769,910	2,741,543	8,511,453
Indonesia	—	1,355,849	—	1,355,849
Ireland	—	245,486	—	245,486
Israel	—	421,344	—	421,344
Italy	—	1,683,011	—	1,683,011
Jamaica	—	—	4,262	4,262
Japan	—	2,676,809	—	2,676,809
Jersey	—	545,380	—	545,380
Jordan	—	198,748	—	198,748
Kazakhstan	—	602,284	—	602,284
Luxembourg	—	2,430,422	—	2,430,422
Macau	—	1,363,366	—	1,363,366
Mexico	—	2,983,413	—	2,983,413
Morocco	—	429,263	—	429,263
Netherlands	—	2,484,584	—	2,484,584
Nigeria	—	199,188	—	199,188
Norway	—	115,059	—	115,059
Peru	—	68,534	—	68,534
Philippines	—	905,310	—	905,310
Portugal	—	225,957	—	225,957
Saudi Arabia	—	601,440	—	601,440
Singapore	—	438,494	—	438,494
South Africa	—	399,106	—	399,106
South Korea	—	971,645	—	971,645
Spain	—	576,781	—	576,781
Sweden	—	114,327	—	114,327
Switzerland	—	270,159	—	270,159
Thailand	—	1,310,250	—	1,310,250
Turkey	—	617,347	—	617,347

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock Strategic Global Bond Fund, Inc.

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Corporate Bonds (continued)
Ukraine	$ —	$ 681,684	$ —	$ 681,684
United Arab Emirates	—	201,250	—	201,250
United Kingdom	—	7,538,136	—	7,538,136
United States	—	54,863,701	18,394,531	73,258,232
Uzbekistan	—	623,612	—	623,612
Venezuela	—	69,646	—	69,646
Vietnam	—	234,724	—	234,724
Floating Rate Loan Interests	—	18,711,369	4,172,684	22,884,053
Foreign Agency Obligations	—	261,109,085	—	261,109,085
Grantor Trust	573,570	—	—	573,570
Investment Companies	68,791,312	—	—	68,791,312
Municipal Bonds	—	1,692,931	—	1,692,931
Non-Agency Mortgage-Backed Securities	—	126,347,233	2,695,205	129,042,438
Preferred Securities
Capital Trusts	—	15,310,789	—	15,310,789
Preferred Stocks
United States	782,264	37,830	6,126,178	6,946,272
U.S. Government Sponsored Agency Securities	—	195,488,449	—	195,488,449
Warrants
United States	906	164	355,378	356,448
Venezuela	—	11,250	—	11,250
Short-Term Securities
Foreign Agency Obligations	—	15,216,855	—	15,216,855
Money Market Funds	43,834,677	—	—	43,834,677
Options Purchased
Credit Contracts	—	4,277	—	4,277
Equity Contracts	328,873	—	—	328,873
Foreign Currency Exchange Contracts	—	790,390	—	790,390
Interest Rate Contracts	8,281	104,810	—	113,091
Other Contracts	—	15,256	—	15,256
Unfunded Floating Rate Loan Interests(a)	—	14,887	—	14,887
Liabilities
Investments
TBA Sale Commitments	—	(32,562,951)	—	(32,562,951)
Unfunded Floating Rate Loan Interests(a)	—	—	(3,605)	(3,605)
	$ 124,925,634	$ 816,791,875	$ 41,239,517	$ 982,957,026
Derivative Financial Instruments(b)
Assets
Credit Contracts	$ —	$ 82,601	$ —	$ 82,601
Equity Contracts	1,967	19,596	—	21,563
Foreign Currency Exchange Contracts	—	6,905,870	—	6,905,870
Interest Rate Contracts	1,834,118	4,884,429	—	6,718,547
Other Contracts	—	10,637	—	10,637
Liabilities
Credit Contracts	—	(436,382)	—	(436,382)
Equity Contracts	(375,655)	(70,365)	—	(446,020)
Foreign Currency Exchange Contracts	—	(6,379,713)	—	(6,379,713)
Interest Rate Contracts	(1,536,657)	(10,019,724)	—	(11,556,381)
	$ (76,227)	$ (5,003,051)	$ —	$ (5,079,278)

(a)	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock Strategic Global Bond Fund, Inc.

A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
	Asset-Backed Securities	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Non-Agency Mortgage-Backed Securities	Preferred Stocks	Unfunded FloatingRate Loan Interests
Assets/Liabilities
Opening balance, as of December 31, 2025	$ —	$ 1,791,389	$ 14,550,294	$ 5,053,587	$ 2,430,309	$ 7,077,998	$ (2,973)
Transfers into Level 3(a)	—	—	1,007,000	65,323	—	—	—
Transfers out of Level 3(b)	—	—	(1,118,008)	(337,699)	—	(44,519)	—
Accrued discounts/premiums	—	—	19,087	4,405	24,024	—	—
Net realized gain (loss)	—	—	1,003	(27,056)	2,684	—	—
Net change in unrealized appreciation (depreciation)(c)(d)	(2,022)	27,318	(250,841)	(316,113)	(91,862)	(204,943)	(632)
Purchases	404,403	2,575,610	10,080,236	475,772	565,048	—	—
Sales	—	(878,616)	(313,176)	(745,535)	(234,998)	(702,358)	—
Closing balance, as of June 30, 2026	$ 402,381	$ 3,515,701	$ 23,975,595	$ 4,172,684	$ 2,695,205	$ 6,126,178	$ (3,605)
Net change in unrealized appreciation (depreciation) on investments still held at June 30, 2026(d)	$ (2,022)	$ 541,028	$ (250,518)	$ (329,304)	$ (91,862)	$ 1,062,011	$ (1,649)

	Warrants	Total
Assets
Opening balance, as of December 31, 2025	$ 298,551	$ 31,199,155
Transfers into Level 3(a)	—	1,072,323
Transfers out of Level 3(b)	—	(1,500,226)
Accrued discounts/premiums	—	47,516
Net realized gain (loss)	(27,405)	(50,774)
Net change in unrealized appreciation (depreciation)(c)(d)	(75,067)	(914,162)
Purchases	159,299	14,260,368
Sales	—	(2,874,683)
Closing balance, as of June 30, 2026	$ 355,378	$ 41,239,517
Net change in unrealized appreciation (depreciation) on investments still held at June 30, 2026(d)	$ (102,469)	$ 825,215

(a)
As of December 31, 2025, the Fund used observable inputs in determining the value of certain investments. As of June 30, 2026, the Fund used significant unobservable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 2 to Level 3 in the fair value hierarchy.

(b)
As of December 31, 2025, the Fund used observable inputs in determining the value of certain investments. As of June 30, 2026, the Fund used unobservable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 3 to Level 2 in the disclosure hierarchy.

(c)	Included in the related net change in unrealized appreciation (depreciation) in the Consolidated Statements of Operations.
(d)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at June 30, 2026 is generally due to investments no longer held or categorized as Level 3 at period end.

The following table summarizes the valuation approaches used and unobservable inputs utilized by the Valuation Committee to determine the value of certain of the Fund’s Level 3 financial instruments as of period end. The table does not include Level 3 financial instruments with values based upon unadjusted third-party pricing information in the amount of $10,465,459.
	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized(a)	Weighted Average of Unobservable Inputs Based on Fair Value
Assets
Asset-Backed Securities	$402,381	Income	Discount Rate	20%	—

Common Stock	3,486,409	Market	EBITDA Multiple	10.25x	—
			Revenue Multiple	9.78x-45.17x	23.06x
			Time to Exit	3.0 - 5.0 years	3.2 years
			Volatility	70% - 109%	74%
		Income	Discount Rate	15%	—

Corporate Bonds	16,823,970	Income	Discount Rate	7%- 18%	13%
		Market	Direct Profit Multiple	2.00x	—

Floating Rate Loan Interests	3,579,745	Income	Discount Rate	9%- 17%	12%

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock Strategic Global Bond Fund, Inc.

	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized(a)	Weighted Average of Unobservable Inputs Based on Fair Value
		Market	Revenue Multiple	0.50x	—
			EBITDA Multiple	5.00x	—

Preferred Stock	$6,126,175	Market	Revenue Multiple	7.5x - 45.17x	30.66x
			Time to Exit	1.0 year	—
			Volatility	75%	—
			Market Adjustment Multiple	0.20x	—
		Income	Discount Rate	9% - 17%	13%

Warrants	355,378	Market	Revenue Multiple	9.75x	—
			Time to Exit	4.7 years	—
			Volatility	50%	—
			EBITDA Multiple	9.75x	—

	$30,774,058

(a)	A significant change in unobservable input could result in a correlated or inverse change in value.
See notes to financial statements.
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)
June 30, 2026
BlackRock Systematic Multi-Strategy Fund
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Asset-Backed Securities
Affirm Asset Securitization Trust(a)
Series 2024-B, Class C, 5.06%, 09/15/29	$4,500	$ 4,500,804
Series 2024-B, Class D, 5.50%, 09/15/29	5,500	5,501,976
Series 2024-X1, Class D, 7.29%, 05/15/29	4,479	4,478,966
Series 2024-X2, Class D, 6.08%, 12/17/29	3,125	3,133,250
Series 2025-X1, Class B, 5.19%, 04/15/30	2,067	2,068,483
Series 2025-X1, Class C, 5.34%, 04/15/30	4,775	4,778,156
Series 2025-X1, Class D, 6.11%, 04/15/30	8,000	8,034,706
Series 2026-X1, Class C, 4.82%, 04/15/31	1,700	1,695,936
Series 2026-X1, Class D, 5.50%, 04/15/31	3,275	3,269,292
Affirm Master Trust(a)
Series 2025-1A, Class B, 5.13%, 02/15/33	2,500	2,505,329
Series 2025-1A, Class C, 5.28%, 02/15/33	3,410	3,413,684
Series 2025-2A, Class C, 5.26%, 07/15/33	8,100	8,110,323
Series 2025-2A, Class D, 5.60%, 07/15/33	3,750	3,757,159
Series 2025-3A, Class D, 5.09%, 10/16/34	7,500	7,393,559
Series 2026-2A, Class C, 5.26%, 04/16/35	11,400	11,322,482
Avant Loans Funding Trust(a)
Series 2024-REV1, Class A, 5.92%, 10/15/33	4,850	4,856,251
Series 2025-REV1, Class C, 6.06%, 05/15/34	2,110	2,114,124
Series 2026-REV1, Class C, 5.25%, 05/15/36	11,100	10,961,245
Carvana Auto Receivables Trust, Series 2021-N2, Class B, 0.75%, 03/10/28	126	124,894
NetCredit Combined Receivables LLC(a)
Series 2024-A, Class B, 8.31%, 10/21/30	3,567	3,598,239
Series 2025-A, Class A, 7.29%, 10/20/31	3,223	3,243,395
OneMain Financial Issuance Trust, Series 2019-2A, Class A, 3.14%, 10/14/36(a)	500	493,565
Sunbit Asset Securitization Trust, Series 2025-1, Class A, 5.36%, 07/15/30(a)	8,000	8,002,597
Total Asset-Backed Securities — 1.3% (Cost: $107,591,995)		107,358,415

	Shares
Common Stocks
Aerospace & Defense — 0.1%
BWX Technologies, Inc.	1,457	283,605
Carpenter Technology Corp.	691	426,236
Curtiss-Wright Corp.	451	341,750
General Dynamics Corp.	1,765	625,234
General Electric Co.	4,990	1,864,913
HEICO Corp.	1,143	407,125
Honeywell Aerospace, Inc.(b)	1,908	421,821
Howmet Aerospace, Inc.	2,551	685,862
Huntington Ingalls Industries, Inc.	841	235,387
Kratos Defense & Security Solutions, Inc.(b)	3,882	193,557
L3Harris Technologies, Inc.	1,476	428,911
Lockheed Martin Corp.	1,379	702,545
Moog, Inc., Class A	767	325,085
Northrop Grumman Corp.	980	499,124
RTX Corp.	6,757	1,282,006
VSE Corp.	1,327	303,219
Woodward, Inc.	855	363,751
		9,390,131
Security	Shares	Value
Air Freight & Logistics — 0.0%
CH Robinson Worldwide, Inc.	1,748	$ 329,218
Expeditors International of Washington, Inc.	1,952	318,137
		647,355
Automobile Components — 0.1%
Gentex Corp.	10,162	256,794
Magna International, Inc.	83,175	5,461,270
		5,718,064
Automobiles — 0.1%
Tesla, Inc.(b)	12,599	5,299,139
Beverages — 0.2%
Boston Beer Co., Inc., Class A(b)	1,302	230,493
Coca-Cola Co.	21,372	1,736,902
Constellation Brands, Inc., Class A	2,250	312,952
Keurig Dr. Pepper, Inc.	86,209	2,821,621
Monster Beverage Corp.(b)	6,755	649,291
PepsiCo, Inc.	67,083	9,083,038
		14,834,297
Biotechnology — 0.2%
Alnylam Pharmaceuticals, Inc.(b)	1,249	375,986
BioMarin Pharmaceutical, Inc.(b)	4,965	284,097
Exelixis, Inc.(b)	5,301	288,427
Gilead Sciences, Inc.	72,646	9,178,096
Incyte Corp.(b)	3,035	344,048
Insmed, Inc.(b)	2,944	313,889
Natera, Inc.(b)	1,605	435,677
Neurocrine Biosciences, Inc.(b)	1,837	309,599
Protagonist Therapeutics, Inc.(b)	2,316	283,895
Regeneron Pharmaceuticals, Inc.	790	492,597
Roivant Sciences Ltd.(b)	10,259	363,066
United Therapeutics Corp.(b)	579	313,720
Vertex Pharmaceuticals, Inc.(b)	1,534	761,984
Xenon Pharmaceuticals, Inc.(b)	4,526	273,189
		14,018,270
Broadline Retail — 0.1%
Amazon.com, Inc.(b)	19,778	4,713,889
eBay, Inc.	3,839	429,008
		5,142,897
Building Products — 0.1%
Advanced Drainage Systems, Inc.	1,941	304,659
Allegion PLC	2,059	289,269
Armstrong World Industries, Inc.	1,576	252,822
Carlisle Cos., Inc.	826	299,632
CSW Industrials, Inc.	858	238,781
Johnson Controls International PLC	4,195	612,932
Lennox International, Inc.	596	341,478
Masco Corp.	3,994	324,992
Simpson Manufacturing Co., Inc.	1,352	283,041
Trane Technologies PLC	1,443	708,744
Zurn Elkay Water Solutions Corp.	5,459	275,843
		3,932,193
Capital Markets — 0.0%
Moody’s Corp.	1,245	563,885
MSCI, Inc., Class A	665	372,427
S&P Global, Inc.	1,820	741,213
Tradeweb Markets, Inc., Class A	3,176	316,520
		1,994,045
Chemicals — 0.1%
Corteva, Inc.	5,594	473,756

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock Systematic Multi-Strategy Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Chemicals (continued)
Ecolab, Inc.	2,052	$ 571,708
International Flavors & Fragrances, Inc.	3,950	312,919
Linde PLC	2,406	1,248,569
NewMarket Corp.	317	250,823
Nutrien Ltd.	102,379	6,444,758
RPM International, Inc.	2,619	291,102
Sensient Technologies Corp.	2,093	258,046
Sherwin-Williams Co.	1,760	606,003
		10,457,684
Commercial Services & Supplies — 0.1%
Casella Waste Systems, Inc., Class A(b)	2,928	283,928
Cintas Corp.	2,895	492,382
Clean Harbors, Inc.(b)	1,020	304,725
Copart, Inc.(b)	10,458	294,811
GFL Environmental, Inc.	7,777	286,116
MSA Safety, Inc.	1,500	261,870
RB Global, Inc.	2,814	327,690
Republic Services, Inc., Class A	2,347	500,099
Rollins, Inc.	6,399	267,094
Veralto Corp.	3,705	328,559
Waste Connections, Inc.	2,503	417,225
Waste Management, Inc.	2,721	606,457
		4,370,956
Communications Equipment — 0.1%
Arista Networks, Inc.(b)	6,226	1,057,673
Ciena Corp.(b)	838	411,089
Cisco Systems, Inc.	68,340	8,027,216
Motorola Solutions, Inc.	841	349,259
Ubiquiti, Inc.	355	189,581
		10,034,818
Construction & Engineering — 0.0%
API Group Corp.(b)	7,170	303,650
Comfort Systems USA, Inc.	260	515,307
Dycom Industries, Inc.(b)	534	269,985
Ferrovial NV	6,366	436,771
MasTec, Inc.(b)	903	375,702
Quanta Services, Inc.	926	666,757
Stantec, Inc.	3,358	231,400
Valmont Industries, Inc.	510	294,576
		3,094,148
Construction Materials — 0.0%
CRH PLC	4,969	531,683
Martin Marietta Materials, Inc.	652	376,008
Vulcan Materials Co.	1,384	408,294
		1,315,985
Consumer Staples Distribution & Retail — 0.3%
BJ’s Wholesale Club Holdings, Inc.(b)	3,164	275,964
Casey’s General Stores, Inc.	448	356,066
Costco Wholesale Corp.	2,024	1,893,391
Kroger Co.	78,994	4,386,537
Performance Food Group Co.(b)	3,057	341,742
Sysco Corp.	87,540	7,316,593
Target Corp.	58,247	7,607,641
U.S. Foods Holding Corp.(b)	3,743	382,722
Walmart, Inc.	34,739	3,934,539
		26,495,195
Security	Shares	Value
Containers & Packaging — 0.0%
AptarGroup, Inc.	2,196	$ 274,939
Avery Dennison Corp.	1,748	283,788
Packaging Corp. of America	1,403	334,307
		893,034
Distributors — 0.0%
Genuine Parts Co.	23,633	2,788,221
Diversified Consumer Services — 0.0%
Grand Canyon Education, Inc.(b)	1,573	225,112
H&R Block, Inc.	59,893	2,280,725
Laureate Education, Inc., Class A(b)	7,436	270,076
		2,775,913
Diversified REITs — 0.1%
WP Carey, Inc.	58,636	4,192,474
Diversified Telecommunication Services — 0.4%
AT&T, Inc.	365,445	7,564,711
BCE, Inc.	352,889	7,590,642
Comcast Corp., Class A	227,761	5,591,533
Verizon Communications, Inc.	212,693	9,005,422
		29,752,308
Electric Utilities — 0.8%
Alliant Energy Corp.	22,527	1,718,585
American Electric Power Co., Inc.	38,839	5,313,563
Duke Energy Corp.	73,208	9,266,669
Edison International	4,625	344,331
Emera, Inc.	5,458	289,383
Entergy Corp.	4,042	464,264
Evergy, Inc.	36,727	3,174,315
Eversource Energy	5,115	369,661
Exelon Corp.	95,638	4,458,643
FirstEnergy Corp.	172,978	8,223,374
Fortis, Inc.	159,921	9,152,279
IDACORP, Inc.	1,798	272,037
NextEra Energy, Inc.	11,300	991,801
OGE Energy Corp.	81,462	3,963,941
PG&E Corp.	23,185	389,972
Pinnacle West Capital Corp.	17,992	1,925,144
Portland General Electric Co.	2,320	120,246
PPL Corp.	9,501	345,361
Southern Co.	99,870	9,558,558
Xcel Energy, Inc.	5,466	438,920
		60,781,047
Electrical Equipment — 0.0%
AMETEK, Inc.	1,967	475,896
Eaton Corp. PLC	2,223	947,265
Hubbell, Inc., Class B	698	365,194
nVent Electric PLC	2,084	353,467
Rockwell Automation, Inc.	961	475,772
		2,617,594
Electronic Equipment, Instruments & Components — 0.0%
Advanced Energy Industries, Inc.	352	131,250
Amphenol Corp., Class A	5,750	1,013,840
Cognex Corp.	1,685	122,028
Corning, Inc.	4,042	1,032,448
Keysight Technologies, Inc.(b)	932	326,265
Littelfuse, Inc.	240	109,279
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock Systematic Multi-Strategy Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Electronic Equipment, Instruments & Components (continued)
Novanta, Inc.(b)	548	$ 88,908
Teledyne Technologies, Inc.(b)	291	194,068
		3,018,086
Entertainment — 0.1%
Madison Square Garden Sports Corp., Class A(b)	700	281,288
Netflix, Inc.(b)	20,502	1,463,843
Spotify Technology SA(b)	1,264	580,340
TKO Group Holdings, Inc., Class A	1,911	384,703
Walt Disney Co.	9,443	908,889
Warner Music Group Corp., Class A	7,795	211,011
		3,830,074
Financial Services — 0.1%
Berkshire Hathaway, Inc., Class B(b)	9,561	4,784,229
Jack Henry & Associates, Inc.	1,987	273,689
Mastercard, Inc., Class A	4,142	2,127,331
Visa, Inc., Class A	8,756	3,004,096
		10,189,345
Food Products — 0.4%
Archer-Daniels-Midland Co.	26,180	2,000,152
Hershey Co.	1,992	349,496
Hormel Foods Corp.	376,556	9,346,120
Ingredion, Inc.	14,082	1,333,706
Lamb Weston Holdings, Inc.	4,286	185,070
McCormick & Co., Inc.	44,167	2,226,900
Mondelez International, Inc., Class A	148,331	8,579,465
Smithfield Foods, Inc.	9,821	238,258
Tyson Foods, Inc., Class A	67,645	3,872,676
		28,131,843
Gas Utilities — 0.0%
Atmos Energy Corp.	13,817	2,380,255
National Fuel Gas Co.	3,334	257,418
Southwest Gas Holdings, Inc.	2,833	251,230
		2,888,903
Ground Transportation — 0.2%
Canadian National Railway Co.	75,582	9,012,398
Canadian Pacific Kansas City Ltd.	6,197	536,970
CSX Corp.	12,817	609,192
JB Hunt Transport Services, Inc.	1,213	351,078
Old Dominion Freight Line, Inc.	1,851	400,927
Uber Technologies, Inc.(b)	11,699	844,200
Union Pacific Corp.	11,943	3,248,496
		15,003,261
Health Care Equipment & Supplies — 0.2%
Abbott Laboratories	44,767	4,062,157
Alcon AG	5,359	359,589
Boston Scientific Corp.(b)	10,538	449,762
Edwards Lifesciences Corp.(b)	4,988	451,214
Glaukos Corp.(b)	2,184	305,236
Globus Medical, Inc., Class A(b)	3,292	260,101
IDEXX Laboratories, Inc.(b)	720	379,037
Intuitive Surgical, Inc.(b)	1,988	790,588
Medline, Inc., Class A(b)	11,650	459,476
Medtronic PLC	78,718	6,158,109
ResMed, Inc.	1,610	313,757
STERIS PLC	1,434	301,957
Stryker Corp.	2,302	724,762
		15,015,745
Health Care Providers & Services — 0.0%
Chemed Corp.	556	258,951
Security	Shares	Value
Health Care Providers & Services (continued)
CVS Health Corp.	10,998	$ 1,137,743
Encompass Health Corp.	2,629	265,739
Ensign Group, Inc.	1,573	252,152
HCA Healthcare, Inc.	1,520	592,633
Labcorp Holdings, Inc.	1,190	333,200
Quest Diagnostics, Inc.	1,588	336,577
		3,176,995
Health Care REITs — 0.1%
Omega Healthcare Investors, Inc.	185,081	8,824,662
Health Care Technology — 0.0%
Veeva Systems, Inc., Class A(b)	2,099	372,510
Hotels, Restaurants & Leisure — 0.2%
Airbnb, Inc., Class A(b)	4,209	602,308
Aramark	5,331	303,334
Booking Holdings, Inc.	4,506	803,149
Chipotle Mexican Grill, Inc., Class A(b)	12,517	425,578
Darden Restaurants, Inc.	23,548	4,851,123
DoorDash, Inc., Class A(b)	3,204	591,234
Hilton Worldwide Holdings, Inc.	1,574	520,144
Marriott International, Inc., Class A	1,639	607,397
McDonald’s Corp.	3,887	1,050,695
Restaurant Brands International, Inc.	5,031	364,798
Starbucks Corp.	7,140	729,637
Texas Roadhouse, Inc.	1,572	303,758
Viking Holdings Ltd.(b)	4,255	445,371
Yum! Brands, Inc.	2,656	424,588
		12,023,114
Household Durables — 0.0%
D.R. Horton, Inc.	2,697	439,287
Garmin Ltd.	1,731	411,182
NVR, Inc.(b)	47	320,230
PulteGroup, Inc.	2,684	368,272
		1,538,971
Household Products — 0.3%
Church & Dwight Co., Inc.	3,235	313,407
Clorox Co.	41,045	3,917,335
Colgate-Palmolive Co.	86,289	7,910,976
Kimberly-Clark Corp.	93,572	10,271,398
Procter & Gamble Co.	11,275	1,653,366
		24,066,482
Independent Power and Renewable Electricity Producers — 0.0%
Ormat Technologies, Inc.	1,918	208,870
Industrial Conglomerates — 0.0%
Honeywell International, Inc.	1,908	427,201
Insurance — 0.3%
Manulife Financial Corp.	220,715	8,941,165
Old Republic International Corp.	55,449	2,268,973
Sun Life Financial, Inc.	116,469	9,133,499
		20,343,637
Interactive Media & Services — 0.2%
Alphabet, Inc., Class A	13,600	4,860,232
Match Group, Inc.	108,090	4,112,824
Meta Platforms, Inc., Class A	8,596	4,842,041
		13,815,097
IT Services — 0.2%
Accenture PLC, Class A	47,509	5,912,020
Amdocs Ltd.	141,140	7,133,216
CGI, Inc., Class A	1,822	117,647

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock Systematic Multi-Strategy Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
IT Services (continued)
Cognizant Technology Solutions Corp., Class A	27,595	$ 1,068,754
International Business Machines Corp.	15,648	4,400,374
Shopify, Inc., Class A(b)	6,119	698,667
VeriSign, Inc.	591	148,672
		19,479,350
Life Sciences Tools & Services — 0.0%
Agilent Technologies, Inc.	2,836	376,706
Danaher Corp.	4,098	780,587
Mettler-Toledo International, Inc.(b)	277	353,870
Thermo Fisher Scientific, Inc.	2,029	1,017,260
Waters Corp.(b)	1,057	396,417
West Pharmaceutical Services, Inc.	992	356,128
		3,280,968
Machinery — 0.1%
Allison Transmission Holdings, Inc.	2,334	263,135
Cummins, Inc.	910	649,021
Donaldson Co., Inc.	3,209	288,072
Dover Corp.	1,627	364,904
Enpro, Inc.	802	302,298
ESCO Technologies, Inc.	848	296,834
Federal Signal Corp.	2,199	282,549
Graco, Inc.	3,624	274,011
IDEX Corp.	1,374	311,829
Illinois Tool Works, Inc.	2,105	569,339
Ingersoll Rand, Inc.	4,702	385,517
ITT, Inc.	1,546	305,737
Lincoln Electric Holdings, Inc.	1,091	289,671
Mueller Industries, Inc.	2,199	270,323
Nordson Corp.	1,023	308,629
Parker-Hannifin Corp.	776	759,021
Pentair PLC	3,742	286,862
RBC Bearings, Inc.(b)	515	331,691
Snap-on, Inc.	812	326,749
SPX Technologies, Inc.(b)	1,250	306,462
Watts Water Technologies, Inc., Class A	860	336,647
Westinghouse Air Brake Technologies Corp.	1,581	426,238
Xylem, Inc.	3,048	360,304
		8,295,843
Marine Transportation — 0.0%
Kirby Corp.(b)	1,844	250,729
Media — 0.0%
Fox Corp., Class A	4,944	257,879
New York Times Co., Class A	3,666	256,547
News Corp., Class A	10,518	261,162
Sirius XM Holdings, Inc.	7,217	213,190
		988,778
Metals & Mining — 0.0%
Agnico Eagle Mines Ltd.	3,365	522,012
Alamos Gold, Inc., Class A	7,344	222,817
Franco-Nevada Corp.	1,779	370,815
Kinross Gold Corp.	12,686	299,643
Nucor Corp.	1,839	409,637
OR Royalties, Inc.	6,893	218,026
Reliance, Inc.	805	300,748
Royal Gold, Inc.	1,347	268,875
Steel Dynamics, Inc.	1,462	335,471
Vizsla Silver Corp.(b)	61,073	201,541
		3,149,585
Security	Shares	Value
Multi-Utilities — 0.4%
Algonquin Power & Utilities Corp.	233,073	$ 1,365,808
Ameren Corp.	9,629	1,088,462
CenterPoint Energy, Inc.	8,020	353,201
CMS Energy Corp.	83,203	6,365,029
Consolidated Edison, Inc.	79,679	8,814,888
DTE Energy Co.	2,427	369,802
NiSource, Inc.	6,750	320,962
Public Service Enterprise Group, Inc.	4,916	398,983
Sempra	5,198	481,907
WEC Energy Group, Inc.	79,743	9,311,590
		28,870,632
Oil, Gas & Consumable Fuels — 0.8%
Antero Midstream Corp.	12,379	281,622
Cameco Corp.	3,932	400,514
Canadian Natural Resources Ltd.	192,007	7,584,277
Cenovus Energy, Inc.	103,059	2,556,894
Cheniere Energy, Inc.	1,806	431,652
Chevron Corp.	26,930	4,463,917
ConocoPhillips	7,094	737,492
DHT Holdings, Inc.	14,471	239,206
DT Midstream, Inc.(b)	1,959	287,464
Enbridge, Inc.	162,760	8,823,220
EOG Resources, Inc.	3,932	510,098
Expand Energy Corp.	3,316	302,386
Exxon Mobil Corp.	19,092	2,610,258
Imperial Oil Ltd.	47,669	5,339,881
Kinder Morgan, Inc.	86,074	2,751,786
Pembina Pipeline Corp.	179,658	8,309,182
Suncor Energy, Inc.	138,306	7,424,266
Targa Resources Corp.	1,714	459,592
TC Energy Corp.	130,800	8,670,732
Texas Pacific Land Corp.	846	370,243
Uranium Energy Corp.(b)	18,536	197,594
Williams Cos., Inc.	8,068	599,775
		63,352,051
Pharmaceuticals — 0.3%
Bristol-Myers Squibb Co.	79,888	4,603,147
Eli Lilly & Co.	3,974	4,766,535
Johnson & Johnson	48,017	12,194,877
Merck & Co., Inc.	39,134	5,028,719
		26,593,278
Professional Services — 0.1%
Paychex, Inc.	49,329	4,850,521
Thomson Reuters Corp.	42,281	3,453,089
Verisk Analytics, Inc., Class A	1,841	330,515
		8,634,125
Real Estate Management & Development — 0.0%
CoStar Group, Inc.(b)	8,583	243,071
Residential REITs — 0.2%
American Homes 4 Rent, Class A	31,505	1,056,048
Camden Property Trust	16,108	1,844,205
Equity Residential	14,868	1,009,983
Essex Property Trust, Inc.	3,625	1,057,014
Mid-America Apartment Communities, Inc.	53,963	7,497,619
UDR, Inc.	53,955	2,153,883
		14,618,752
Retail REITs — 0.0%
NNN REIT, Inc.	68,043	3,166,041
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock Systematic Multi-Strategy Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Semiconductors & Semiconductor Equipment — 0.3%
Analog Devices, Inc.	2,256	$ 896,015
Applied Materials, Inc.	3,528	2,550,744
Broadcom, Inc.	14,752	5,572,568
Cirrus Logic, Inc.(b)	577	85,702
Lam Research Corp.	5,664	2,454,381
Lattice Semiconductor Corp.(b)	1,024	156,631
MACOM Technology Solutions Holdings, Inc., Class H(b)	472	179,535
Monolithic Power Systems, Inc.	245	338,678
NVIDIA Corp.	25,217	5,045,670
QUALCOMM, Inc.	462	85,373
SiTime Corp.(b)	197	146,875
Skyworks Solutions, Inc.	89,597	6,074,677
Teradyne, Inc.	822	397,716
Texas Instruments, Inc.	4,002	1,192,876
		25,177,441
Software — 0.2%
Appfolio, Inc., Class A(b)	559	89,636
Cadence Design Systems, Inc.(b)	1,336	501,427
Descartes Systems Group, Inc.(b)	1,182	81,842
Dolby Laboratories, Inc., Class A	1,557	81,867
Fortinet, Inc.(b)	3,729	572,849
Manhattan Associates, Inc.(b)	701	97,614
Microsoft Corp.	12,862	4,797,783
Open Text Corp.	123,580	2,737,297
Palantir Technologies, Inc., Class A(b)	11,665	1,360,956
Palo Alto Networks, Inc.(b)	4,069	1,387,610
PTC, Inc.(b)	947	107,589
Trimble, Inc.(b)	2,146	109,832
Tyler Technologies, Inc.(b)	382	111,720
		12,038,022
Specialized REITs — 0.1%
CubeSmart	1,619	64,388
Equinix, Inc.	622	648,366
Lamar Advertising Co., Class A	11,399	1,778,016
Public Storage	12,954	4,123,388
		6,614,158
Specialty Retail — 0.1%
AutoZone, Inc.(b)	142	453,823
Home Depot, Inc.	4,951	1,746,119
Lowe’s Cos., Inc.	3,384	746,138
O’Reilly Automotive, Inc.(b)	5,882	541,673
Ross Stores, Inc.	2,382	507,009
TJX Cos., Inc.	6,130	928,695
Tractor Supply Co.	9,295	293,815
		5,217,272
Technology Hardware, Storage & Peripherals — 0.1%
Apple, Inc.	17,548	5,077,690
Seagate Technology Holdings PLC	1,044	1,007,460
Western Digital Corp.	1,642	1,048,778
		7,133,928
Textiles, Apparel & Luxury Goods — 0.0%
Gildan Activewear, Inc., Class A	4,464	230,342
Tobacco — 0.0%
Altria Group, Inc.	9,959	716,550
Philip Morris International, Inc.	7,910	1,430,998
		2,147,548
Trading Companies & Distributors — 0.0%
Applied Industrial Technologies, Inc.	878	296,896
Security	Shares	Value
Trading Companies & Distributors (continued)
Fastenal Co.	9,642	$ 463,105
Ferguson Enterprises, Inc.	1,777	421,735
MSC Industrial Direct Co., Inc., Class A	2,276	270,730
Watsco, Inc.	786	327,550
WW Grainger, Inc.	377	512,871
		2,292,887
Water Utilities — 0.1%
American Water Works Co., Inc.	39,502	5,197,673
Wireless Telecommunication Services — 0.1%
Rogers Communications, Inc., Class B	231,509	7,524,043
T-Mobile U.S., Inc.	9,492	1,592,093
		9,116,136
Total Common Stocks — 8.0% (Cost: $595,575,395)		639,509,174

	Par (000)
Corporate Bonds
Advertising Agencies — 0.1%
Advantage Sales & Marketing, Inc., 9.00%, 11/15/30(a)	$3,939	3,510,634
Omnicom Group, Inc.
4.20%, 03/02/29	100	98,677
2.40%, 03/01/31	1,080	968,209
		4,577,520
Aerospace & Defense — 0.8%
ATI, Inc., 5.88%, 06/15/33	210	212,917
Boeing Co.
3.25%, 02/01/28	3,870	3,788,101
6.30%, 05/01/29	4,680	4,872,061
5.15%, 05/01/30	3,870	3,917,180
Honeywell Aerospace, Inc., 3.90%, 03/16/28(a)	12,450	12,324,524
L3Harris Technologies, Inc., 5.05%, 06/01/29	390	394,507
Lockheed Martin Corp.
4.40%, 08/15/30	3,390	3,378,146
4.75%, 02/15/34	28,270	28,068,124
Northrop Grumman Corp., 4.60%, 02/01/29	260	260,646
RTX Corp.
6.00%, 03/15/31	1,530	1,614,521
6.10%, 03/15/34	350	375,534
TransDigm, Inc.(a)
6.75%, 08/15/28	2,730	2,757,188
6.38%, 03/01/29	4,953	5,028,687
6.25%, 01/31/34	160	163,263
6.75%, 01/31/34	445	456,441
		67,611,840
Automobile Components(a) — 0.2%
Dorman Products, Inc., 6.25%, 06/15/34	360	364,136
Garrett Motion Holdings, Inc./Garrett LX I SARL, 7.75%, 05/31/32	6,571	6,899,478
IHO Verwaltungs GmbH(c)
(7.75% PIK), 7.75%, 11/15/30	1,864	1,929,061
(8.00% Cash or 8.75% PIK), 8.00%, 11/15/32	432	448,972
Phinia, Inc.
6.75%, 04/15/29	1,631	1,670,324
6.63%, 10/15/32	3,054	3,119,560
		14,431,531

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock Systematic Multi-Strategy Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Automobiles — 1.6%
American Honda Finance Corp.
4.55%, 07/09/27	$4,840	$ 4,847,813
4.55%, 03/03/28	4,840	4,833,893
4.15%, 01/08/29	470	464,423
Ford Motor Credit Co. LLC
5.92%, 03/20/28	4,840	4,899,423
4.97%, 04/06/29	1,000	989,842
5.30%, 09/06/29	4,840	4,822,061
4.00%, 11/13/30	1,940	1,823,127
5.75%, 04/06/33	5,630	5,583,918
5.87%, 10/31/35	3,380	3,309,403
General Motors Co.
6.80%, 10/01/27	2,900	2,969,796
5.63%, 04/15/30	2,900	2,971,346
General Motors Financial Co., Inc.
2.35%, 02/26/27	14,390	14,195,794
5.00%, 07/15/27	4,840	4,866,526
5.80%, 06/23/28	2,900	2,956,356
4.20%, 10/27/28	6,420	6,350,688
4.90%, 10/06/29	4,840	4,852,289
Honda Motor Co. Ltd.
2.53%, 03/10/27	4,480	4,420,865
4.69%, 07/08/30	11,020	10,951,850
5.34%, 07/08/35	10,460	10,458,284
New Flyer Holdings, Inc., 9.25%, 07/01/30(a)	4,357	4,683,771
Nissan Motor Acceptance Co. LLC(a)
6.95%, 09/15/26	692	693,451
5.63%, 09/29/28	565	563,704
6.13%, 09/30/30	1,840	1,808,758
Nissan Motor Co. Ltd.(a)
7.50%, 07/17/30	1,966	2,026,306
4.81%, 09/17/30	1,305	1,215,396
7.75%, 07/17/32	4,533	4,698,251
8.13%, 07/17/35	6,927	7,335,490
Toyota Motor Credit Corp., 4.95%, 01/09/30	5,661	5,725,977
		125,318,801
Banks — 3.4%
Australia & New Zealand Banking Group Ltd., Series A, 3.92%, 12/08/28	470	465,065
Bank of Montreal
1.25%, 09/15/26	2,260	2,247,151
5.72%, 09/25/28	3,110	3,184,026
(1-day SOFR Index + 0.75%), 4.06%, 09/22/28(d)	470	467,398
Series J, (1-day SOFR + 0.89%), 4.34%, 03/19/30(d)	7,900	7,827,666
Canadian Imperial Bank of Commerce, (1-day SOFR Index + 0.79%), 4.28%, 01/29/30(d)	990	979,074
Citizens Bank N.A., (1-day SOFR + 0.70%), 4.19%, 01/29/29(d)	470	466,178
Citizens Financial Group, Inc., (5-year CMT + 1.45%), 5.30%, 01/29/36(d)	1,140	1,128,898
Cooperatieve Rabobank UA, 3.96%, 10/17/28	310	306,935
Fifth Third Bancorp(d)
(1-day SOFR + 1.49%), 4.90%, 09/06/30	1,940	1,942,876
(1-day SOFR + 1.84%), 5.63%, 01/29/32	390	401,253
(1-day SOFR + 2.34%), 6.34%, 07/27/29	3,135	3,239,681
(1-day SOFR Index + 2.19%), 6.36%, 10/27/28	2,900	2,964,779
First Citizens BancShares, Inc.(d)
(1-day SOFR + 1.41%), 5.23%, 03/12/31	970	967,975
(1-day SOFR + 1.49%), 4.87%, 03/03/32	650	632,175
(5-year CMT + 1.85%), 5.60%, 09/05/35	970	952,420
Security	Par (000)	Value
Banks (continued)
HSBC USA, Inc., 4.65%, 06/03/28	$570	$ 571,644
Huntington National Bank, Series BKNT, (1-day SOFR + 0.72%), 4.87%, 04/12/28(d)	620	621,229
ING Groep NV(d)
(1-day SOFR + 1.01%), 4.86%, 03/25/29	480	481,859
Series VAR, (1-day SOFR Index + 1.26%), 4.80%, 03/23/32	8,250	8,194,737
KeyCorp
2.55%, 10/01/29	440	411,374
(1-day SOFR + 1.37%), 5.31%, 01/28/37(d)	400	394,139
M&T Bank Corp.(d)
(1-day SOFR + 1.40%), 5.18%, 07/08/31	2,420	2,439,351
(1-day SOFR + 2.80%), 7.41%, 10/30/29	21,874	23,166,546
(5-year CMT + 1.43%), 5.40%, 07/30/35	1,160	1,157,922
Manufacturers & Traders Trust Co., (1-day SOFR + 0.95%), 4.76%, 07/06/28(d)	2,890	2,894,280
Morgan Stanley Private Bank N.A., Series BKNT, Class BN, (1-day SOFR + 0.76%), 4.21%, 02/08/30(d)	10,290	10,155,590
National Bank of Canada, (1-day SOFR Index + 0.76%), 4.17%, 01/20/29(d)	770	764,917
PNC Bank N.A., (1-day SOFR + 0.73%), 4.43%, 07/21/28(d)	4,840	4,831,886
PNC Financial Services Group, Inc.(d)
(1-day SOFR + 0.61%), 4.08%, 01/26/29	740	733,922
(1-day SOFR + 1.26%), 4.81%, 10/21/32	12,580	12,524,580
(1-day SOFR + 1.42%), 5.37%, 07/21/36	2,910	2,936,854
(1-day SOFR + 1.60%), 5.40%, 07/23/35	1,197	1,212,666
(1-day SOFR + 1.84%), 5.58%, 06/12/29	4,840	4,927,826
Regions Financial Corp.
1.80%, 08/12/28	1,940	1,831,504
(1-day SOFR + 1.49%), 5.72%, 06/06/30(d)	1,940	1,991,057
Royal Bank of Canada
2.05%, 01/21/27	8,000	7,905,369
5.20%, 08/01/28	1,220	1,239,124
4.95%, 02/01/29	1,840	1,864,711
5.00%, 02/01/33	1,880	1,893,024
(1-day SOFR + 0.70%), 4.00%, 11/03/28(d)	3,370	3,347,962
(1-day SOFR + 0.83%), 4.97%, 01/24/29(d)	6,940	6,979,664
(1-day SOFR + 0.89%), 4.50%, 08/06/29(d)	4,840	4,823,917
(1-day SOFR Index + 1.13%), 4.97%, 05/02/31(d)	2,900	2,920,317
Santander Holdings USA, Inc.(d)
(1-day SOFR + 1.61%), 5.47%, 03/20/29	550	555,320
(1-day SOFR + 2.14%), 6.34%, 05/31/35	5,259	5,539,098
(1-day SOFR + 2.36%), 6.50%, 03/09/29	2,900	2,975,079
Santander U.K. Group Holdings PLC(d)
(1-day SOFR + 2.60%), 6.53%, 01/10/29	970	995,621
(1-day SOFR Index + 1.07%), 4.32%, 09/22/29	850	841,095
(3-mo. SOFR US + 1.66%), 3.82%, 11/03/28	1,940	1,917,939
Synchrony Bank, 5.63%, 08/23/27	1,450	1,465,133
Toronto-Dominion Bank
4.69%, 09/15/27	6,595	6,618,144
4.11%, 10/13/28	620	613,566
Truist Bank(d)
Series BKNT, Class BN, (1-day SOFR + 0.77%), 4.42%, 07/24/28	2,900	2,896,630
Series I, Class BN, (1-day SOFR + 0.66%), 4.14%, 01/27/29	6,580	6,535,351
Truist Financial Corp.(d)
(1-day SOFR + 0.86%), 1.89%, 06/07/29	199	188,821
(1-day SOFR + 1.62%), 5.44%, 01/24/30	4,635	4,712,329
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock Systematic Multi-Strategy Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
U.S. Bancorp(d)
(1-day SOFR + 1.41%), 5.42%, 02/12/36	$12,910	$ 13,141,728
(1-day SOFR + 1.86%), 5.68%, 01/23/35	1,445	1,491,954
U.S. Bank N.A., (1-day SOFR + 0.91%), 4.73%, 05/15/28(d)	6,590	6,604,996
Wells Fargo & Co.(d)
(1-day SOFR + 0.74%), 4.18%, 01/23/30	1,240	1,223,746
(1-day SOFR + 1.07%), 5.71%, 04/22/28	4,840	4,883,537
(1-day SOFR + 1.11%), 5.24%, 01/24/31	2,631	2,666,939
(1-day SOFR + 1.37%), 4.97%, 04/23/29	9,680	9,727,230
(1-day SOFR + 1.50%), 5.20%, 01/23/30	4,840	4,894,399
(1-day SOFR + 1.50%), 3.35%, 03/02/33	1,875	1,723,586
(1-day SOFR + 1.98%), 4.81%, 07/25/28	10,404	10,432,414
(1-day SOFR + 2.10%), 2.39%, 06/02/28	3	2,940
(3-mo. CME Term SOFR + 1.26%), 2.57%, 02/11/31	18,075	16,734,095
(3-mo. CME Term SOFR + 1.43%), 2.88%, 10/30/30	13,455	12,665,560
(3-mo. CME Term SOFR + 1.57%), 3.58%, 05/22/28	31	30,741
(3-mo. CME Term SOFR + 4.03%), 4.48%, 04/04/31	5,840	5,777,057
Zions Bancorp N.A., (1-day SOFR + 1.06%), 4.48%, 02/09/29(d)	1,640	1,626,056
		270,872,625
Beverages — 0.4%
Anheuser-Busch InBev Worldwide, Inc., 4.75%, 01/23/29	1,160	1,166,151
Coca-Cola Femsa SAB de CV, 2.75%, 01/22/30	8,207	7,680,111
Constellation Brands, Inc.
4.80%, 01/15/29	160	160,425
2.88%, 05/01/30	310	289,592
Diageo Capital PLC
2.38%, 10/24/29	405	377,392
2.00%, 04/29/30	2,710	2,461,783
5.50%, 01/24/33	18,405	18,982,606
Diageo Investment Corp., 5.13%, 08/15/30	1,490	1,513,970
Keurig Dr. Pepper, Inc., 4.35%, 05/15/28	200	199,081
Primo Water Holdings, Inc./Triton Water Holdings, Inc., 4.38%, 04/30/29(a)	2,171	2,119,165
		34,950,276
Biotechnology — 0.5%
Amgen, Inc.
4.05%, 08/18/29	1,225	1,206,308
5.25%, 03/02/30	1,110	1,130,961
3.35%, 02/22/32	3,035	2,816,282
Biocon Biologics Global PLC, 6.67%, 10/09/29(a)	5,271	5,297,355
Genmab AS/Genmab Finance LLC(a)
6.25%, 12/15/32	1,005	1,024,169
7.25%, 12/15/33	3,140	3,273,758
Regeneron Pharmaceuticals, Inc., 1.75%, 09/15/30	20,690	18,298,058
Royalty Pharma PLC
1.75%, 09/02/27	4,840	4,687,981
5.15%, 09/02/29	200	202,645
		37,937,517
Building Materials — 0.6%
Builders FirstSource, Inc.(a)
6.38%, 06/15/32	2,298	2,332,086
6.75%, 05/15/35	2,756	2,809,938
Carlisle Cos., Inc., 5.25%, 09/15/35	370	368,973
CRH America Finance, Inc., 5.50%, 01/09/35	16,350	16,618,386
Security	Par (000)	Value
Building Materials (continued)
CRH SMW Finance DAC
5.20%, 05/21/29	$3,870	$ 3,924,823
5.13%, 01/09/30	2,590	2,624,036
Eagle Materials, Inc., 2.50%, 07/01/31	3,285	2,934,974
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
5.50%, 04/19/29	1,940	1,984,675
1.75%, 09/15/30	1,940	1,725,271
Martin Marietta Materials, Inc.
3.50%, 12/15/27	2,900	2,858,642
5.15%, 12/01/34	2,055	2,054,872
Masco Corp., 3.50%, 11/15/27	2,925	2,883,952
Sisecam U.K. PLC(a)
8.63%, 05/02/32	2,852	2,902,566
8.38%, 01/23/33	2,163	2,193,282
		48,216,476
Building Products — 0.2%
Lowe’s Cos., Inc.
4.00%, 10/15/28	2,450	2,419,435
2.63%, 04/01/31	1,155	1,052,039
QXO Building Products, Inc.(a)
6.50%, 07/15/31	98	99,879
6.75%, 04/30/32	8,448	8,723,226
		12,294,579
Capital Markets — 2.3%
Ameriprise Financial, Inc.
5.70%, 12/15/28	7,590	7,790,592
5.15%, 05/15/33	7,390	7,477,162
Apollo Global Management, Inc., 4.60%, 01/15/31	5,810	5,740,722
Ares Capital Corp.
2.15%, 07/15/26	3,936	3,931,995
2.88%, 06/15/27	6,210	6,090,408
2.88%, 06/15/28	7,695	7,362,588
5.88%, 03/01/29	5,490	5,533,491
5.95%, 07/15/29	430	434,321
ARES Capital Corp.
5.50%, 09/01/30	4,840	4,780,403
5.10%, 01/15/31	1,750	1,692,876
Ares Strategic Income Fund, 4.85%, 01/15/29	290	284,093
Bank of New York Mellon Corp.
3.00%, 10/30/28	332	320,367
(1-day SOFR + 0.63%), 4.03%, 01/22/30(d)	770	759,275
(1-day SOFR + 0.68%), 4.44%, 06/09/28(d)	970	970,193
(1-day SOFR + 1.15%), 3.99%, 06/13/28(d)	73	72,714
(1-day SOFR + 1.17%), 4.54%, 02/01/29(d)	2,130	2,131,919
(1-day SOFR + 1.60%), 6.32%, 10/25/29(d)	1,940	2,010,728
(1-day SOFR Index + 1.80%), 5.80%, 10/25/28(d)	2,367	2,408,176
BGC Group, Inc.
8.00%, 05/25/28	2,130	2,224,688
6.60%, 06/10/29	1,940	2,000,188
6.15%, 04/02/30	1,940	1,979,596
Blackstone Secured Lending Fund
5.88%, 11/15/27	970	976,908
5.35%, 04/13/28	2,900	2,890,509
5.30%, 06/30/30	2,420	2,353,366
Charles Schwab Corp.
5.88%, 08/24/26	6,560	6,567,745
2.00%, 03/20/28	13	12,479
1.65%, 03/11/31	84	73,429
2.30%, 05/13/31	394	353,186
1.95%, 12/01/31	3,118	2,713,566
2.90%, 03/03/32	148	134,226

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock Systematic Multi-Strategy Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Capital Markets (continued)
Charles Schwab Corp. (continued)
(1-day SOFR + 0.94%), 4.34%, 11/14/31(d)	$10,720	$ 10,542,715
(1-day SOFR + 1.88%), 6.20%, 11/17/29(d)	7,484	7,740,498
(1-day SOFR + 2.21%), 5.64%, 05/19/29(d)	7,574	7,717,371
(1-day SOFR + 2.50%), 5.85%, 05/19/34(d)	2,347	2,452,430
Compass Group Diversified Holdings LLC, 5.25%, 04/15/29(a)	6,204	5,909,420
FS KKR Capital Corp.
6.88%, 08/15/29	2,256	2,260,353
6.13%, 01/15/30	5,658	5,513,745
7.50%, 08/01/31	2,935	2,923,406
Goldman Sachs Private Credit Corp., 5.38%, 01/31/29	330	327,270
Golub Capital BDC, Inc.
2.50%, 08/24/26	620	617,559
7.05%, 12/05/28	2,900	2,978,871
6.00%, 07/15/29	1,940	1,941,815
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
9.75%, 01/15/29	4,769	4,677,095
10.00%, 11/15/29(a)	5,931	5,849,244
LPL Holdings, Inc.
4.90%, 04/03/28	4,120	4,122,301
5.15%, 06/15/30	3,420	3,430,833
5.65%, 03/15/35	6,855	6,812,682
Main Street Capital Corp.
6.50%, 06/04/27	1,940	1,960,083
5.40%, 08/15/28	1,940	1,929,779
Nomura Holdings, Inc.
5.84%, 01/18/28	2,900	2,950,652
6.07%, 07/12/28	460	472,237
Osaic Holdings, Inc.(a)
6.75%, 08/01/32	280	280,479
8.00%, 08/01/33	120	120,443
State Street Corp.(d)
(1-day SOFR + 0.91%), 4.56%, 04/23/32	5,150	5,091,025
(1-day SOFR + 0.95%), 4.54%, 04/24/28	440	440,250
Stonex Escrow Issuer LLC, 6.88%, 07/15/32(a)	2,960	3,043,981
StoneX Group, Inc., 7.88%, 03/01/31(a)	5,137	5,393,727
VFH Parent LLC/Valor Co-Issuer, Inc., 7.50%, 06/15/31(a)	4,000	4,183,644
		183,755,817
Chemicals — 0.6%
Air Products and Chemicals, Inc., 2.05%, 05/15/30	1,125	1,024,682
Celanese U.S. Holdings LLC
7.70%, 11/15/33	2,102	2,245,847
7.38%, 02/15/34	2,654	2,741,940
Chemours Co.(a)
8.00%, 01/15/33	2,272	2,301,027
7.88%, 03/15/34	2,422	2,433,807
CVR Partners LP/CVR Nitrogen Finance Corp., 6.13%, 06/15/28(a)	6,009	5,998,106
Dow Chemical Co., 4.80%, 11/30/28	230	230,427
Ecolab, Inc., 2.13%, 02/01/32	1,920	1,682,458
FMC Corp., 6.38%, 05/18/53	1,554	1,221,653
LYB International Finance II BV, 3.50%, 03/02/27	2,480	2,463,097
Perimeter Holdings LLC, 6.25%, 01/15/34(a)	765	763,559
Rain Carbon, Inc., 12.25%, 09/01/29(a)	2,771	2,955,504
Sherwin-Williams Co.
4.30%, 08/15/28	5,040	5,013,371
Security	Par (000)	Value
Chemicals (continued)
Sherwin-Williams Co. (continued)
2.30%, 05/15/30	$3,870	$ 3,542,264
4.80%, 09/01/31	4,335	4,340,430
SK Invictus Intermediate II SARL, 5.00%, 10/30/29(a)	6,252	6,130,200
Tronox, Inc., 4.63%, 03/15/29(a)	8,760	6,132,428
		51,220,800
Commercial Services & Supplies — 0.7%
ADT Security Corp.(a)
4.13%, 08/01/29	2,713	2,601,194
4.88%, 07/15/32	2,675	2,527,964
5.88%, 10/15/33	1,525	1,498,111
APi Group DE, Inc., 5.75%, 06/01/34(a)	640	632,729
Automatic Data Processing, Inc., 4.75%, 05/08/32	3,805	3,812,903
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.(a)
8.25%, 01/15/30	49	50,470
8.00%, 02/15/31	4,400	4,443,296
8.38%, 06/15/32	4,491	4,520,703
Belron U.K. Finance PLC, 5.75%, 10/15/29(a)	3,138	3,152,520
Deluxe Corp.(a)
8.00%, 06/01/29	1,746	1,758,409
8.13%, 09/15/29	2,628	2,720,663
EquipmentShare.com, Inc.(a)
8.63%, 05/15/32	4,487	4,667,534
07/01/34(e)	2,910	2,859,187
FTAI Aviation Investors LLC, 7.88%, 12/01/30(a)	900	940,369
PROG Holdings, Inc., 6.00%, 11/15/29(a)	2,262	2,199,026
Quanta Services, Inc.
2.90%, 10/01/30	4,900	4,558,333
2.35%, 01/15/32	5,895	5,175,563
RELX Capital, Inc., 4.75%, 03/27/30	820	821,383
United Rentals North America, Inc., 5.38%, 11/15/33(a)	753	741,639
Williams Scotsman, Inc.(a)
6.63%, 06/15/29	560	571,726
6.63%, 04/15/30	492	506,857
7.38%, 10/01/31	1,528	1,582,016
		52,342,595
Communications Equipment — 0.4%
Motorola Solutions, Inc.
5.00%, 04/15/29	170	171,841
4.60%, 05/23/29	650	648,134
4.85%, 08/15/30	4,840	4,853,554
2.30%, 11/15/30	850	766,749
2.75%, 05/24/31	3,485	3,165,956
5.60%, 06/01/32	11,250	11,577,495
5.40%, 04/15/34	5,765	5,836,224
5.55%, 08/15/35	4,950	5,038,780
		32,058,733
Construction & Engineering(a) — 0.2%
Dycom Industries, Inc., 4.50%, 04/15/29	1,476	1,443,592
Granite Construction, Inc., 6.38%, 06/15/34	1,050	1,067,695
HTA Group Ltd., 7.50%, 06/04/29	3,224	3,304,600
IHS Holding Ltd.
7.88%, 05/29/30	2,031	2,088,112
8.25%, 11/29/31	4,819	5,043,083
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock Systematic Multi-Strategy Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Construction & Engineering (continued)
Tutor Perini Corp.
11.88%, 04/30/29	$1,988	$ 2,165,701
07/15/33(e)	4,005	4,028,830
		19,141,613
Consumer Finance — 1.8%
American Express Co.
4.05%, 05/03/29	3,650	3,615,390
(1-day SOFR + 0.58%), 4.01%, 02/09/29(d)	830	822,661
(1-day SOFR + 0.87%), 4.46%, 02/10/32(d)	12,215	12,034,810
(1-day SOFR + 1.22%), 4.92%, 07/20/33(d)	5,130	5,127,174
(1-day SOFR + 1.24%), 4.80%, 10/24/36(d)	9,750	9,441,549
(1-day SOFR + 1.93%), 5.63%, 07/28/34(d)	1,440	1,473,547
(1-day SOFR Index + 1.32%), 5.44%, 01/30/36(d)	7,670	7,826,570
Bread Financial Holdings, Inc., 6.75%, 05/15/31(a)	1,941	1,984,989
Capital One Financial Corp.(d)
(1-day SOFR + 1.56%), 5.46%, 07/26/30	13,155	13,370,889
(1-day SOFR + 1.79%), 3.27%, 03/01/30	69	66,448
(1-day SOFR + 1.91%), 5.70%, 02/01/30	640	653,280
(1-day SOFR + 2.06%), 4.93%, 05/10/28	2,420	2,425,776
(1-day SOFR + 2.26%), 6.05%, 02/01/35	9,835	10,217,084
(1-day SOFR + 2.37%), 5.27%, 05/10/33	3,079	3,087,774
(1-day SOFR + 2.60%), 5.25%, 07/26/30	595	601,305
(1-day SOFR + 2.64%), 6.31%, 06/08/29	5,646	5,805,702
(1-day SOFR + 3.07%), 7.62%, 10/30/31	1,940	2,127,787
Enova International, Inc.(a)
11.25%, 12/15/28	1,000	1,053,656
9.13%, 08/01/29	3,298	3,451,185
Equifax, Inc., 4.80%, 09/15/29	5,130	5,135,933
Global Payments, Inc., 4.50%, 11/15/28	700	691,618
Mastercard, Inc.
1.90%, 03/15/31	167	148,438
4.95%, 03/15/32	8,000	8,122,274
4.55%, 01/15/35	4,385	4,273,719
OneMain Finance Corp.
7.88%, 03/15/30	1,910	1,988,358
7.50%, 05/15/31	2,180	2,252,176
7.13%, 11/15/31	3,746	3,810,768
6.75%, 03/15/32	2,299	2,304,528
7.13%, 09/15/32	3,515	3,574,175
6.75%, 09/15/33	1,635	1,618,546
PayPal Holdings, Inc., 4.45%, 03/06/28	180	179,840
S&P Global, Inc.
4.75%, 08/01/28	290	291,452
2.50%, 12/01/29	115	107,527
1.25%, 08/15/30	1,905	1,663,850
4.25%, 01/15/31(a)	4,840	4,739,145
2.90%, 03/01/32	11,640	10,553,571
SLM Corp., 6.50%, 01/31/30	2,516	2,550,374
Synchrony Financial
7.25%, 02/02/33	2,396	2,497,618
(1-day SOFR + 1.40%), 5.02%, 07/29/29(d)	310	310,227
(1-day SOFR Index + 2.13%), 5.94%, 08/02/30(d)	2,420	2,468,177
		144,469,890
Consumer Staples Distribution & Retail — 0.2%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 5.75%, 03/31/34(a)	2,450	2,333,246
Arko Corp., 5.13%, 11/15/29(a)	3,276	3,030,296
Costco Wholesale Corp., 1.60%, 04/20/30	2,425	2,191,479
Security	Par (000)	Value
Consumer Staples Distribution & Retail (continued)
Kroger Co.
2.20%, 05/01/30	$40	$ 36,446
5.00%, 09/15/34	4,110	4,055,702
Sysco Corp., 5.75%, 01/17/29	5,050	5,176,978
		16,824,147
Containers & Packaging — 0.3%
Amcor Flexibles North America, Inc.
4.80%, 03/17/28	2,320	2,327,431
5.10%, 03/17/30	3,870	3,910,973
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 4.00%, 09/01/29(a)	1,169	1,111,214
Klabin Austria GmbH, 7.00%, 04/03/49(a)	3,227	3,296,445
Packaging Corp. of America, 5.70%, 12/01/33	10,640	11,074,712
Smurfit Kappa Treasury ULC, 5.20%, 01/15/30	300	304,460
Suzano Austria GmbH, 6.00%, 01/15/29	3,290	3,348,891
		25,374,126
Distributors — 0.1%
ADI Escrow Issuer LLC, 7.13%, 07/15/34(a)	305	310,579
RB Global Holdings, Inc., 6.75%, 03/15/28(a)	1,231	1,247,472
WW Grainger, Inc., 4.45%, 09/15/34	8,340	8,100,579
		9,658,630
Diversified REITs — 1.3%
American Homes 4 Rent LP, 4.25%, 02/15/28	2,230	2,213,635
American Tower Corp.
3.55%, 07/15/27	2,900	2,874,603
5.50%, 03/15/28	2,900	2,941,003
5.80%, 11/15/28	3,975	4,072,865
5.20%, 02/15/29	2,900	2,937,956
5.00%, 01/31/30	1,385	1,395,878
5.40%, 01/31/35	730	738,670
AvalonBay Communities, Inc., 1.90%, 12/01/28	210	197,541
Crown Castle, Inc.
3.65%, 09/01/27	12,023	11,904,521
3.80%, 02/15/28	1,116	1,101,942
4.80%, 09/01/28	2,900	2,908,478
4.90%, 09/01/29	140	140,492
3.30%, 07/01/30	650	612,480
2.10%, 04/01/31	6,112	5,375,394
Digital Realty Trust LP, 3.60%, 07/01/29	480	464,993
Equinix, Inc., 2.00%, 05/15/28	160	152,717
ERP Operating LP, 4.65%, 09/15/34	3,185	3,104,270
Extra Space Storage LP, 4.00%, 06/15/29	180	176,490
GLP Capital LP/GLP Financing II, Inc.
5.75%, 06/01/28	4,840	4,893,947
4.00%, 01/15/30	2,900	2,784,743
5.25%, 02/15/33	11,500	11,265,686
Iron Mountain Information Management Services, Inc., 5.00%, 07/15/32(a)	3,083	2,962,236
Iron Mountain, Inc.(a)
5.25%, 03/15/28	1,508	1,506,020
5.63%, 07/15/32	2,743	2,711,258
6.25%, 01/15/35	1,330	1,335,184
Mid-America Apartments LP
1.10%, 09/15/26	260	258,382
3.95%, 03/15/29	2,900	2,851,911
Millrose Properties, Inc.(a)
6.38%, 08/01/30	3,213	3,256,536
6.25%, 09/15/32	2,394	2,414,833

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock Systematic Multi-Strategy Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified REITs (continued)
Prologis LP
4.88%, 06/15/28	$1,665	$ 1,679,421
4.75%, 06/15/33	3,435	3,403,782
Rithm Capital Corp., 8.00%, 07/15/30(a)	865	862,804
Sun Communities Operating LP, 2.30%, 11/01/28	2,610	2,474,591
VICI Properties LP
4.75%, 02/15/28	4,840	4,838,452
4.95%, 02/15/30	4,840	4,826,722
5.63%, 04/01/35	6,575	6,577,785
VICI Properties LP/VICI Note Co., Inc.(a)
5.75%, 02/01/27	160	160,418
3.75%, 02/15/27	615	611,179
3.88%, 02/15/29	620	602,364
4.63%, 12/01/29	100	98,153
4.13%, 08/15/30	300	287,926
		105,978,261
Diversified Telecommunication Services — 1.5%
APLD ComputeCo 2 LLC, 6.75%, 03/15/31(a)	3,861	3,874,873
APLD ComputeCo 3 LLC, 7.00%, 06/15/31(a)	3,866	3,858,076
APLD ComputeCo LLC, 9.25%, 12/15/30(a)	3,000	3,236,353
AT&T, Inc.
4.35%, 03/01/29	972	965,635
2.75%, 06/01/31	10,350	9,413,333
4.55%, 11/01/32	11,500	11,221,691
British Telecommunications PLC, 5.13%, 12/04/28	200	201,560
Cipher Compute LLC, 7.13%, 11/15/30(a)	6,445	6,699,723
Cisco Systems, Inc.
4.95%, 02/24/32	5,450	5,517,562
5.05%, 02/26/34	3,320	3,348,089
Core Scientific Finance I LLC, 7.75%, 05/15/31(a)	7,852	7,962,366
Deutsche Telekom International Finance BV, 8.25%, 06/15/30	1,090	1,226,354
EchoStar Corp.
(6.75% Cash or 6.75% PIK), 6.75%, 11/30/30(c)	3,412	3,468,643
10.75%, 11/30/29	1,391	1,503,142
Level 3 Financing, Inc.(a)
8.50%, 01/15/36	2,565	2,754,384
7.50%, 02/15/37	3,912	4,015,194
Sprint Capital Corp.
6.88%, 11/15/28	4,840	5,070,655
8.75%, 03/15/32	2,510	2,956,701
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC(a)
6.50%, 02/15/29	2,728	2,706,467
8.63%, 06/15/32	407	424,589
Uniti Services LLC, 7.50%, 10/15/33(a)	1,802	1,896,383
Verizon Communications, Inc.
2.10%, 03/22/28	550	527,824
1.68%, 10/30/30	2,923	2,580,878
4.75%, 01/15/33	3,090	3,041,987
5.25%, 04/02/35	7,765	7,762,867
Viasat, Inc., 7.50%, 05/30/31(a)	6,334	6,396,457
Windstream Services LLC/Windstream Escrow Finance Corp., 8.25%, 10/01/31(a)	7,258	7,653,960
WULF Compute LLC, 7.75%, 10/15/30(a)	7,875	8,271,490
		118,557,236
Electric Utilities — 2.9%
AEP Texas, Inc.
3.95%, 06/01/28	50	49,436
5.45%, 05/15/29	3,150	3,211,408
5.40%, 06/01/33	775	787,719
Security	Par (000)	Value
Electric Utilities (continued)
AEP Transmission Co. LLC, 5.15%, 04/01/34	$565	$ 569,016
Alabama Power Co., 3.05%, 03/15/32	1,465	1,343,353
Ameren Corp.
5.00%, 01/15/29	4,210	4,244,845
3.50%, 01/15/31	140	132,682
Ameren Illinois Co.
3.85%, 09/01/32	2,750	2,614,095
4.95%, 06/01/33	470	470,974
Appalachian Power Co.
Series AA, 2.70%, 04/01/31	800	728,948
Series BB, 4.50%, 08/01/32	2,120	2,078,997
Arizona Public Service Co., 2.20%, 12/15/31	2,310	2,019,778
Atlantic City Electric Co., 4.00%, 10/15/28	50	49,502
Avangrid, Inc., 3.80%, 06/01/29	100	97,375
Berkshire Hathaway Energy Co.
3.25%, 04/15/28	100	97,916
3.70%, 07/15/30	5,170	4,995,095
1.65%, 05/15/31	245	212,181
Black Hills Corp., 3.15%, 01/15/27	1,960	1,946,658
CenterPoint Energy Houston Electric LLC
Series AG, 3.00%, 03/01/32	635	577,856
Series AI, 4.45%, 10/01/32	1,850	1,812,599
Series AQ, 4.95%, 08/15/35	575	568,684
CenterPoint Energy, Inc., 5.40%, 06/01/29	330	336,918
CMS Energy Corp., (5-year CMT + 4.12%), 4.75%, 06/01/50(d)	1,940	1,901,003
Commonwealth Edison Co.
2.20%, 03/01/30	170	156,377
4.90%, 02/01/33	665	670,805
5.30%, 06/01/34	3,570	3,653,154
Connecticut Light and Power Co., 4.95%, 01/15/30	1,780	1,800,421
Consolidated Edison Co. of New York, Inc.
5.38%, 05/15/34	3,845	3,929,914
Series 20A, 3.35%, 04/01/30	330	315,341
Consumers Energy Co.
4.70%, 01/15/30	340	340,919
4.50%, 01/15/31	1,940	1,926,315
Dominion Energy, Inc.
4.25%, 06/01/28	165	164,007
Series B, 3.60%, 03/15/27	1,300	1,293,059
Series C, 3.38%, 04/01/30	916	874,465
Series C, 2.25%, 08/15/31	1,375	1,216,435
DTE Electric Co., Series C, 2.63%, 03/01/31	390	356,783
DTE Energy Co.
2.85%, 10/01/26	5,000	4,983,726
5.10%, 03/01/29	570	576,460
5.85%, 06/01/34	610	636,238
Series C, 3.40%, 06/15/29	122	117,841
Duke Energy Carolinas LLC, 4.95%, 01/15/33	4,050	4,076,427
Duke Energy Corp.
2.65%, 09/01/26	4,283	4,271,022
3.15%, 08/15/27	4,840	4,770,463
4.85%, 01/05/29	3,210	3,228,366
3.40%, 06/15/29	255	246,449
2.55%, 06/15/31	3,870	3,489,442
5.75%, 09/15/33	640	667,154
Duke Energy Florida LLC, 1.75%, 06/15/30	115	103,106
Duke Energy Progress LLC
5.25%, 03/15/33	755	770,150
5.05%, 03/15/35	980	980,311
Edison International
5.75%, 06/15/27	1,940	1,951,966
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock Systematic Multi-Strategy Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric Utilities (continued)
Edison International (continued)
5.45%, 06/15/29	$250	$ 252,442
Entergy Arkansas LLC, 5.30%, 09/15/33	720	736,098
Entergy Louisiana LLC, 1.60%, 12/15/30	2,520	2,213,049
Entergy Mississippi LLC, 5.00%, 09/01/33	920	921,817
Entergy Texas, Inc., 4.00%, 03/30/29	50	49,267
Evergy Kansas Central, Inc., 5.90%, 11/15/33	860	907,154
Evergy, Inc., 2.90%, 09/15/29	100	94,685
Eversource Energy
5.13%, 05/15/33	3,070	3,071,513
Series M, 3.30%, 01/15/28	1,000	979,274
Exelon Corp.
5.15%, 03/15/28	4,950	4,996,266
5.15%, 03/15/29	330	334,372
FirstEnergy Corp., Series C, 3.40%, 03/01/50	2,590	1,763,032
Florida Power & Light Co.
2.45%, 02/03/32	190	169,394
4.70%, 02/15/36	1,340	1,298,992
Georgia Power Co.
3.25%, 03/30/27	50	49,686
4.70%, 05/15/32	900	899,046
5.50%, 10/01/55	900	868,454
Series B, 2.65%, 09/15/29	700	660,463
Interstate Power and Light Co.
2.30%, 06/01/30	310	284,068
4.95%, 09/30/34	900	882,660
ITC Holdings Corp., 3.35%, 11/15/27	5,420	5,332,324
Jersey Central Power & Light Co., 4.15%, 01/15/29	170	167,915
National Rural Utilities Cooperative Finance Corp.
4.12%, 09/16/27	1,940	1,934,496
5.05%, 09/15/28	790	797,407
3.70%, 03/15/29	100	97,806
2.40%, 03/15/30	1,105	1,018,010
5.80%, 01/15/33	2,350	2,466,978
Series D, 4.15%, 08/25/28	1,940	1,924,128
Series D, 4.05%, 02/09/29	290	286,181
Nevada Power Co., Series DD, 2.40%, 05/01/30	700	645,147
NextEra Energy Capital Holdings, Inc.
4.69%, 09/01/27	4,840	4,851,076
1.90%, 06/15/28	1,335	1,269,868
3.50%, 04/01/29	150	145,670
2.75%, 11/01/29	1,005	950,037
2.25%, 06/01/30	1,940	1,769,518
5.30%, 03/15/32	1,405	1,430,767
5.05%, 02/28/33	7,450	7,477,960
Ohio Power Co.
5.00%, 06/01/33	500	498,766
5.65%, 06/01/34	1,295	1,337,109
Oncor Electric Delivery Co. LLC
4.30%, 05/15/28	1,405	1,400,332
4.50%, 03/15/31(a)	2,820	2,791,860
4.15%, 06/01/32	555	538,491
4.55%, 09/15/32	385	379,047
5.65%, 11/15/33	355	370,198
Pacific Gas and Electric Co.
3.30%, 12/01/27	1,740	1,707,353
5.00%, 06/04/28	380	382,038
3.00%, 06/15/28	1,265	1,224,137
4.20%, 03/01/29	970	956,268
4.55%, 07/01/30	1,485	1,462,229
2.50%, 02/01/31	1,265	1,134,923
3.25%, 06/01/31	1,750	1,614,271
Security	Par (000)	Value
Electric Utilities (continued)
Pacific Gas and Electric Co. (continued)
6.40%, 06/15/33	$3,358	$ 3,553,163
PacifiCorp
5.10%, 02/15/29	1,450	1,462,980
4.25%, 03/15/29	180	177,776
5.30%, 02/15/31	725	735,928
PECO Energy Co., 4.90%, 06/15/33	1,510	1,520,837
PG&E Corp.
5.00%, 07/01/28	2,314	2,301,249
5.25%, 07/01/30	1,469	1,446,586
PPL Electric Utilities Corp.
5.00%, 05/15/33	1,150	1,157,919
4.85%, 02/15/34	2,265	2,248,974
Public Service Co. of Colorado
5.35%, 05/15/34	2,085	2,115,974
Series 38, 4.10%, 06/01/32	1,370	1,315,554
Public Service Co. of New Hampshire, Series V, 2.20%, 06/15/31	380	337,407
Public Service Co. of Oklahoma, 5.20%, 01/15/35	1,900	1,891,742
Public Service Electric and Gas Co.
2.45%, 01/15/30	1,350	1,259,667
4.65%, 03/15/33	1,575	1,559,276
5.20%, 08/01/33	740	754,430
4.85%, 08/01/34	270	267,750
Series Q, 5.05%, 03/01/35	4,490	4,500,725
Public Service Enterprise Group, Inc.
5.85%, 11/15/27	2,900	2,951,565
5.20%, 04/01/29	5,200	5,269,410
1.60%, 08/15/30	110	96,946
5.45%, 04/01/34	300	305,712
Puget Energy, Inc., 2.38%, 06/15/28	170	162,396
Puget Sound Energy, Inc., 5.69%, 06/15/54	240	237,263
San Diego Gas & Electric Co., 4.95%, 08/15/28	3,655	3,684,437
Sempra
3.40%, 02/01/28	50	49,064
3.70%, 04/01/29	350	341,567
5.50%, 08/01/33	1,940	1,994,426
(5-year CMT + 2.87%), 4.13%, 04/01/52(d)	2,320	2,300,478
Southern Co., 5.20%, 06/15/33	1,320	1,330,106
Southwestern Electric Power Co., 5.30%, 04/01/33	920	932,171
System Energy Resources, Inc.
6.00%, 04/15/28	160	163,509
5.30%, 12/15/34	10,440	10,412,819
Talen Energy Supply LLC(a)
6.25%, 02/01/34	2,075	2,062,388
6.50%, 02/01/36	5,124	5,165,796
Tampa Electric Co., 5.15%, 03/01/35	7,765	7,784,846
Tucson Electric Power Co., 1.50%, 08/01/30	30	26,453
Union Electric Co., 2.95%, 03/15/30	240	226,450
Virginia Electric and Power Co.
2.30%, 11/15/31	5,135	4,558,595
5.30%, 08/15/33	310	316,359
5.15%, 03/15/35	1,670	1,670,221
WEC Energy Group, Inc., 5.60%, 09/12/26	516	516,741
Wisconsin Electric Power Co.
1.70%, 06/15/28	175	166,064
3.95%, 03/01/29	140	138,139
Wisconsin Power and Light Co., 3.95%, 09/01/32	1,155	1,097,766
Xcel Energy, Inc.
4.60%, 06/01/32	860	844,560

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock Systematic Multi-Strategy Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric Utilities (continued)
Xcel Energy, Inc. (continued)
5.45%, 08/15/33	$910	$ 926,277
5.50%, 03/15/34	350	355,590
		232,904,247
Electronic Equipment, Instruments & Components — 0.3%
Honeywell International, Inc., 4.50%, 01/15/34	7,150	6,985,331
Jabil, Inc.
4.25%, 05/15/27	4,140	4,135,640
5.45%, 02/01/29	3,345	3,396,334
4.75%, 02/01/33	3,270	3,192,321
Keysight Technologies, Inc.
5.35%, 07/30/30	1,300	1,324,782
4.95%, 10/15/34	2,055	2,032,584
TD SYNNEX Corp., 4.30%, 01/17/29	1,450	1,431,898
		22,498,890
Energy Equipment & Services — 0.3%
Baker Hughes Holdings LLC/Baker Hughes Co- Obligor, Inc.
4.35%, 06/15/31	8,290	8,122,661
5.00%, 06/15/36	1,840	1,799,703
Bristow Group, Inc., 6.75%, 02/01/33(a)	3,885	3,896,259
Enerflex, Inc., 6.88%, 01/15/31(a)	1,050	1,074,635
TGS ASA, 8.50%, 01/15/30(a)	2,128	2,236,759
Tidewater, Inc., 9.13%, 07/15/30(a)	5,124	5,482,885
USA Compression Partners LP/USA Compression Finance Corp.(a)
7.13%, 03/15/29	1,654	1,694,257
6.25%, 10/01/33	715	708,871
Viridien, 10.00%, 10/15/30(a)	793	842,343
		25,858,373
Entertainment(a) — 0.1%
Live Nation Entertainment, Inc., 3.75%, 01/15/28	1,447	1,419,094
Six Flags Entertainment Corp/Canada’s Wonderland Co/Millennium Operations LLC, 8.63%, 01/15/32	7,665	7,892,469
		9,311,563
Environmental, Maintenance & Security Service — 0.3%
Republic Services, Inc.
5.00%, 11/15/29	210	212,669
4.75%, 07/15/30	9,280	9,334,532
Waste Connections, Inc.
4.25%, 12/01/28	2,000	1,987,412
2.60%, 02/01/30	110	102,935
3.20%, 06/01/32	1,390	1,276,527
Waste Management, Inc.
3.88%, 01/15/29	250	246,512
4.95%, 07/03/31	9,985	10,123,986
		23,284,573
Financial Services — 9.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
4.63%, 10/15/27	3,870	3,871,606
4.88%, 04/01/28	4,840	4,859,694
4.13%, 02/28/29	440	433,620
4.95%, 09/10/34	13,416	13,078,909
Ally Financial, Inc.
4.75%, 06/09/27	2,420	2,425,474
(1-day SOFR + 3.26%), 6.99%, 06/13/29(d)	2,420	2,509,285
(1-day SOFR Index + 1.73%), 5.54%, 01/17/31(d)	2,420	2,432,307
(1-day SOFR Index + 1.96%), 5.74%, 05/15/29(d)	480	486,613
Security	Par (000)	Value
Financial Services (continued)
Banco Santander SA(d)
(1-year CMT + 0.90%), 1.72%, 09/14/27	$2,800	$ 2,784,090
(1-year CMT + 0.95%), 5.37%, 07/15/28	4,800	4,838,557
Bank of America Corp.(d)
(1-day SOFR + 0.96%), 1.73%, 07/22/27	14,345	14,323,214
(1-day SOFR + 1.00%), 5.16%, 01/24/31	5,810	5,888,639
(1-day SOFR + 1.05%), 2.55%, 02/04/28	1,625	1,606,644
(1-day SOFR + 1.11%), 4.62%, 05/09/29	1,420	1,419,315
(1-day SOFR + 1.21%), 2.57%, 10/20/32	655	583,008
(1-day SOFR + 1.32%), 2.69%, 04/22/32	290	262,686
(1-day SOFR + 1.33%), 2.97%, 02/04/33	3,252	2,935,403
(1-day SOFR + 1.63%), 5.20%, 04/25/29	4,840	4,885,177
(1-day SOFR + 1.83%), 4.57%, 04/27/33	1,625	1,592,895
(1-day SOFR + 1.91%), 5.29%, 04/25/34	11,570	11,724,165
(1-day SOFR + 1.99%), 6.20%, 11/10/28	13,000	13,273,187
(1-day SOFR + 2.04%), 4.95%, 07/22/28	11,420	11,467,101
(3-mo. CME Term SOFR + 1.25%), 2.50%, 02/13/31	28,465	26,305,189
(3-mo. CME Term SOFR + 1.30%), 3.42%, 12/20/28	3,765	3,702,066
(3-mo. CME Term SOFR + 1.47%), 3.97%, 02/07/30	4,840	4,748,862
Bank of Nova Scotia(d)
(1-day SOFR + 0.73%), 4.25%, 02/02/30	830	819,775
(1-day SOFR + 0.76%), 4.04%, 09/15/28	4,840	4,811,943
Barclays PLC(d)
(1-day SOFR + 0.93%), 4.22%, 05/24/30	4,730	4,649,824
(1-year CMT + 2.65%), 5.50%, 08/09/28	3,870	3,904,333
(3-mo. SOFR US + 2.16%), 4.97%, 05/16/29	3,870	3,885,619
Brookfield Finance, Inc.
3.90%, 01/25/28	55	54,352
5.33%, 01/15/36	6,230	6,128,173
Citigroup, Inc.
4.45%, 09/29/27	240	239,611
(1-day SOFR + 1.14%), 4.64%, 05/07/28(d)	13,900	13,908,610
(1-day SOFR + 1.34%), 4.54%, 09/19/30(d)	4,840	4,806,002
(1-day SOFR + 1.35%), 3.06%, 01/25/33(d)	18,490	16,751,251
(1-day SOFR + 1.36%), 5.17%, 02/13/30(d)	4,840	4,891,636
(1-day SOFR + 2.11%), 2.57%, 06/03/31(d)	23,540	21,629,695
(3-mo. CME Term SOFR + 1.45%), 4.08%, 04/23/29(d)	4,840	4,794,704
(5-year CMT + 1.28%), 5.59%, 11/19/34(d)	1,940	1,964,152
Coinbase Global, Inc.(a)
3.38%, 10/01/28	6,500	6,170,847
3.63%, 10/01/31	2,481	2,160,919
Credit Acceptance Corp.(a)
9.25%, 12/15/28	3,414	3,555,264
6.63%, 03/15/30	3,938	3,944,277
Deutsche Bank AG(d)
(1-day SOFR + 1.10%), 4.47%, 12/10/31	4,655	4,577,856
(1-day SOFR + 3.18%), 6.72%, 01/18/29	2,900	2,987,122
(1-day SOFR + 1.21%), 5.37%, 01/10/29	790	797,714
Enact Holdings, Inc., 6.25%, 05/28/29	3,480	3,581,489
Encore Capital Group, Inc.(a)
8.50%, 05/15/30	1,846	1,960,542
6.63%, 04/15/31	1,982	2,004,789
6.63%, 06/01/32	2,299	2,302,200
Goldman Sachs Group, Inc.
2.60%, 02/07/30	3,090	2,872,890
(1-day SOFR + 0.71%), 4.15%, 01/21/29(d)	2,310	2,290,115
(1-day SOFR + 1.19%), 5.07%, 01/21/37(d)	10,315	10,071,062
(1-day SOFR + 1.25%), 2.38%, 07/21/32(d)	8,880	7,848,256
(1-day SOFR + 1.27%), 5.73%, 04/25/30(d)	9,680	9,920,324
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock Systematic Multi-Strategy Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Financial Services (continued)
Goldman Sachs Group, Inc. (continued)
(1-day SOFR + 1.28%), 2.62%, 04/22/32(d)	$1,545	$ 1,387,547
(1-day SOFR + 1.31%), 5.43%, 06/03/37(d)	3,990	4,003,707
(1-day SOFR + 1.32%), 4.94%, 04/23/28(d)	1,940	1,945,527
(1-day SOFR + 1.58%), 5.22%, 04/23/31(d)	4,840	4,888,236
(1-day SOFR + 1.73%), 4.48%, 08/23/28(d)	4,840	4,835,402
(1-day SOFR + 1.77%), 6.48%, 10/24/29(d)	9,680	10,041,139
(3-mo. CME Term SOFR + 1.42%), 3.81%, 04/23/29(d)	3,015	2,967,640
(5-year CMT + 1.18%), 5.39%, 02/02/41(d)	13,315	12,970,393
HSBC Holdings PLC(d)
(1-day SOFR + 1.06%), 5.60%, 05/17/28	3,390	3,419,376
(1-day SOFR + 1.19%), 4.62%, 11/06/31	4,840	4,771,246
(1-day SOFR + 1.29%), 5.29%, 11/19/30	23,435	23,733,257
(1-day SOFR + 1.29%), 5.13%, 03/03/31	4,840	4,869,010
(1-day SOFR + 1.43%), 5.13%, 11/06/36	5,550	5,462,430
(1-day SOFR + 1.56%), 5.45%, 03/03/36	11,560	11,632,045
(1-day SOFR + 2.61%), 5.21%, 08/11/28	15,205	15,309,455
(1-day SOFR + 2.98%), 6.55%, 06/20/34	1,900	2,018,813
(3-mo. CME Term SOFR + 1.80%), 4.58%, 06/19/29	4,840	4,825,714
(1-day SOFR + 3.35%), 7.39%, 11/03/28	4,840	5,011,565
Intercontinental Exchange, Inc.
2.10%, 06/15/30	3,870	3,510,891
1.85%, 09/15/32	10,687	8,996,723
JPMorgan Chase & Co.(d)
(1-day SOFR + 0.77%), 1.47%, 09/22/27	22,140	21,992,675
(1-day SOFR + 0.80%), 4.92%, 01/24/29	2,102	2,112,198
(1-day SOFR + 0.93%), 5.57%, 04/22/28	4,840	4,880,350
(1-day SOFR + 1.04%), 4.60%, 10/22/30	1,300	1,294,179
(1-day SOFR + 1.16%), 5.58%, 04/22/30	4,840	4,946,021
(1-day SOFR + 1.26%), 2.96%, 01/25/33	3,385	3,064,605
(1-day SOFR + 1.34%), 4.95%, 10/22/35	2,650	2,614,822
(1-day SOFR + 1.44%), 5.10%, 04/22/31	4,840	4,894,651
(1-day SOFR + 1.46%), 5.29%, 07/22/35	3,389	3,424,175
(1-day SOFR + 1.64%), 5.58%, 07/23/36	10,225	10,380,346
(1-day SOFR + 1.85%), 5.35%, 06/01/34	8,025	8,159,686
(1-day SOFR + 1.99%), 4.85%, 07/25/28	20,485	20,544,495
(1-day SOFR + 2.08%), 4.91%, 07/25/33	5,300	5,293,678
(3-mo. CME Term SOFR + 1.11%), 1.76%, 11/19/31	5,525	4,866,536
(3-mo. CME Term SOFR + 1.25%), 2.58%, 04/22/32	428	385,734
(3-mo. CME Term SOFR + 1.38%), 4.01%, 04/23/29	4,840	4,787,162
(3-mo. CME Term SOFR + 1.52%), 4.20%, 07/23/29	35	34,700
(3-mo. CME Term SOFR + 3.79%), 4.49%, 03/24/31	4,840	4,797,432
Lloyds Banking Group PLC(d)
(1-year CMT + 0.60%), 4.24%, 02/10/30	16,510	16,299,595
(1-year CMT + 0.82%), 4.43%, 11/04/31	1,450	1,423,734
(1-year CMT + 0.85%), 5.09%, 11/26/28	1,940	1,953,311
Mitsubishi UFJ Financial Group, Inc.(d)
(1-year CMT + 0.67%), 1.64%, 10/13/27	4,770	4,732,555
(1-year CMT + 0.82%), 5.26%, 04/17/30	4,840	4,901,507
(1-year CMT + 0.83%), 2.34%, 01/19/28	485	479,526
(1-year CMT + 1.70%), 5.24%, 04/19/29	440	444,386
(1-year CMT + 1.95%), 5.02%, 07/20/28	2,900	2,913,815
(1-year CMT + 1.97%), 5.41%, 04/19/34	780	796,507
Mizuho Financial Group, Inc.(d)
(1-year CMT + 0.92%), 4.71%, 07/08/31	8,120	8,070,178
(1-year CMT + 1.08%), 5.38%, 07/10/30	5,810	5,905,216
Security	Par (000)	Value
Financial Services (continued)
Mizuho Financial Group, Inc.(d) (continued)
(1-year CMT + 1.65%), 5.78%, 07/06/29	$3,800	$ 3,882,386
Morgan Stanley
3.95%, 04/23/27	509	507,343
(1-day SOFR + 0.80%), 4.24%, 01/09/30(d)	4,840	4,776,787
(1-day SOFR + 1.00%), 2.48%, 01/21/28(d)	13	12,859
(1-day SOFR + 1.03%), 1.79%, 02/13/32(d)	19,064	16,584,086
(1-day SOFR + 1.11%), 5.23%, 01/15/31(d)	4,840	4,894,591
(1-day SOFR + 1.14%), 2.70%, 01/22/31(d)	14,427	13,397,169
(1-day SOFR + 1.18%), 2.24%, 07/21/32(d)	3,212	2,817,765
(1-day SOFR + 1.20%), 2.51%, 10/20/32(d)	19,787	17,492,064
(1-day SOFR + 1.38%), 4.99%, 04/12/29(d)	4,840	4,866,306
(1-day SOFR + 1.42%), 5.59%, 01/18/36(d)	2,595	2,649,704
(1-day SOFR + 1.45%), 5.17%, 01/16/30(d)	2,005	2,023,071
(1-day SOFR + 1.51%), 5.19%, 04/17/31(d)	4,840	4,890,990
(1-day SOFR + 1.58%), 5.83%, 04/19/35(d)	4,540	4,710,082
(1-day SOFR + 1.61%), 4.21%, 04/20/28(d)	4,840	4,829,963
(1-day SOFR + 1.73%), 5.47%, 01/18/35(d)	1,115	1,131,928
(1-day SOFR + 1.87%), 5.25%, 04/21/34(d)	10,910	10,978,682
(1-day SOFR + 2.24%), 6.30%, 10/18/28(d)	4,840	4,942,929
NatWest Group PLC, (1-year CMT + 1.95%), 5.81%, 09/13/29(d)	820	837,998
PennyMac Financial Services, Inc., 6.75%, 02/15/34(a)	385	369,568
Rocket Cos., Inc.(a)
6.50%, 08/01/29	2,890	2,949,806
6.13%, 08/01/30	1,125	1,144,319
6.13%, 08/01/31	400	408,529
6.50%, 06/15/34	280	287,190
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.88%, 03/01/31(a)	3,441	3,219,949
Sumisho Air Lease Corp.
5.30%, 02/01/28	1,940	1,956,682
5.10%, 03/01/29	250	251,591
Sumitomo Mitsui Financial Group, Inc.
1.40%, 09/17/26	7,800	7,756,181
5.52%, 01/13/28	5,590	5,671,460
4.11%, 01/15/29	5,330	5,264,413
5.71%, 01/13/30	4,840	4,981,427
UBS AG, (1-day SOFR + 0.81%), 4.30%, 03/16/29(d)	9,310	9,272,039
WS Escrow LLC, 7.75%, 06/01/33(a)	1,422	1,460,134
		746,936,934
Food Products — 0.2%
Bunge Ltd. Finance Corp., 4.20%, 09/17/29	310	306,300
Conagra Brands, Inc.
1.38%, 11/01/27	1,940	1,858,073
4.85%, 11/01/28	520	520,874
5.00%, 08/01/30	1,940	1,937,731
Hershey Co., 4.50%, 05/04/33	3,830	3,793,688
Mondelez International, Inc., 2.63%, 03/17/27	2,070	2,044,740
Post Holdings, Inc.(a)
6.38%, 03/01/33	2,931	2,908,636
6.25%, 10/15/34	1,053	1,034,629
6.50%, 03/15/36	3,261	3,223,966
Tyson Foods, Inc., 5.40%, 03/15/29	250	254,702
		17,883,339
Ground Transportation — 0.0%
Canadian National Railway Co., 3.85%, 08/05/32	1,400	1,332,305
CSX Corp., 2.40%, 02/15/30	140	130,010
Fedex Freight Holding Co., Inc., 4.30%, 03/15/29(a)	400	394,592
Union Pacific Corp., 2.40%, 02/05/30	290	269,653
		2,126,560

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock Systematic Multi-Strategy Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care Equipment & Supplies — 0.3%
Bausch & Lomb Corp., 8.38%, 10/01/28(a)	$2,335	$ 2,399,213
Edwards Lifesciences Corp., 4.30%, 06/15/28	6,885	6,846,557
GE HealthCare Technologies, Inc., 4.15%, 12/15/28	230	227,951
Stryker Corp., 4.85%, 02/10/30	310	312,333
Zimmer Biomet Holdings, Inc.
4.70%, 02/19/27	12,420	12,439,965
5.35%, 12/01/28	2,700	2,742,274
		24,968,293
Health Care Providers & Services — 1.3%
Centene Corp.
4.25%, 12/15/27	1,053	1,047,470
2.45%, 07/15/28	1,210	1,149,829
Charles River Laboratories International, Inc., 4.25%, 05/01/28(a)	183	179,564
Cigna Group
4.38%, 10/15/28	2,230	2,220,762
5.00%, 05/15/29	400	404,895
DaVita, Inc.(a)
4.63%, 06/01/30	6,656	6,448,047
3.75%, 02/15/31	2,127	1,970,698
6.75%, 07/15/33	985	1,016,371
Elevance Health, Inc., 4.00%, 09/15/28	430	424,976
Fortrea Holdings, Inc., 7.50%, 07/01/30(a)	4,060	4,115,817
HCA, Inc.
5.00%, 03/01/28	4,840	4,866,875
5.88%, 02/01/29	4,840	4,951,008
5.25%, 03/01/30	300	304,166
3.50%, 09/01/30	6,640	6,298,948
5.45%, 04/01/31	7,947	8,119,924
3.63%, 03/15/32	9,030	8,405,662
4.60%, 11/15/32	1,925	1,874,891
5.60%, 04/01/34	13,781	14,071,599
Humana, Inc., 5.75%, 03/01/28	1,450	1,474,523
Laboratory Corp. of America Holdings
3.60%, 09/01/27	2,420	2,395,459
2.95%, 12/01/29	2,420	2,288,637
Select Medical Corp., 6.25%, 12/01/32(a)	4,346	4,221,916
Sotera Health Holdings LLC, 7.38%, 06/01/31(a)	2,343	2,429,366
UnitedHealth Group, Inc.
2.00%, 05/15/30	3,585	3,262,641
4.90%, 04/15/31	10,340	10,446,667
Universal Health Services, Inc.
4.63%, 10/15/29	2,900	2,862,538
2.65%, 10/15/30	1,918	1,724,755
2.65%, 01/15/32	5,782	5,048,224
		104,026,228
Health Care REITs — 0.8%
Diversified Healthcare Trust
7.25%, 10/15/30(a)	1,315	1,353,486
4.38%, 03/01/31	3,984	3,646,935
Healthpeak OP LLC, 2.13%, 12/01/28	650	612,651
MPT Operating Partnership LP/MPT Finance Corp.
5.00%, 10/15/27	1,697	1,646,022
4.63%, 08/01/29	8,738	7,023,355
3.50%, 03/15/31	5,953	4,093,635
8.50%, 02/15/32(a)	475	486,300
Omega Healthcare Investors, Inc.
4.75%, 01/15/28	1,940	1,939,260
3.63%, 10/01/29	270	258,963
5.20%, 07/01/30	12,570	12,631,259
Security	Par (000)	Value
Health Care REITs (continued)
Ventas Realty LP
3.00%, 01/15/30	$340	$ 320,739
5.10%, 07/15/32	6,700	6,742,834
Welltower OP LLC
2.05%, 01/15/29	260	244,764
4.50%, 07/01/30	9,600	9,551,125
3.85%, 06/15/32	6,180	5,875,466
5.13%, 07/01/35	6,840	6,865,996
		63,292,790
Hotel & Resort REITs — 0.2%
Host Hotels & Resorts LP
4.25%, 12/15/28	1,450	1,434,533
Series H, 3.38%, 12/15/29	2,420	2,307,528
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 4.88%, 05/15/29(a)	2,564	2,507,008
RLJ Lodging Trust LP, 4.00%, 09/15/29(a)	3,032	2,887,980
XHR LP, 4.88%, 06/01/29(a)	3,898	3,827,108
		12,964,157
Hotels, Restaurants & Leisure — 1.3%
Airbnb, Inc., 4.40%, 03/16/29	8,250	8,205,288
Caesars Entertainment, Inc.(a)
6.50%, 02/15/32	3,731	3,639,482
6.00%, 10/15/32	6,057	5,488,608
Darden Restaurants, Inc.
3.85%, 05/01/27	10	9,943
4.35%, 10/15/27	3,955	3,942,319
4.55%, 10/15/29	4,655	4,621,843
Genting New York LLC/GENNY Capital, Inc., 7.25%, 10/01/29(a)	4,000	4,114,617
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc.(a)
5.00%, 06/01/29	3,315	3,235,554
4.88%, 07/01/31	3,757	3,531,358
6.63%, 01/15/32	434	440,450
Hyatt Hotels Corp.
5.75%, 01/30/27	2,180	2,192,228
5.05%, 03/30/28	1,940	1,951,698
5.38%, 12/15/31	4,855	4,934,872
Las Vegas Sands Corp.
5.90%, 06/01/27	1,940	1,958,002
5.63%, 06/15/28	5,520	5,585,863
6.00%, 08/15/29	2,260	2,319,489
Light & Wonder International, Inc., 6.25%, 10/01/33(a)	715	711,125
Marriott International, Inc.
5.00%, 10/15/27	4,420	4,448,431
5.55%, 10/15/28	2,120	2,162,357
4.90%, 04/15/29	3,505	3,533,632
4.88%, 05/15/29	340	342,713
5.10%, 04/15/32	2,495	2,522,539
5.30%, 05/15/34	2,620	2,645,776
5.25%, 10/15/35	4,400	4,399,419
Series AA, 4.65%, 12/01/28	193	193,018
Series FF, 4.63%, 06/15/30	3,070	3,062,325
Series HH, 2.85%, 04/15/31	8,145	7,484,999
McDonald’s Corp., 4.60%, 09/09/32	12,453	12,447,350
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.(a)
5.63%, 09/01/29	3,368	2,342,608
5.88%, 09/01/31	1,543	1,002,950
Starbucks Corp.
4.50%, 05/15/28	263	262,948
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock Systematic Multi-Strategy Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Hotels, Restaurants & Leisure (continued)
Starbucks Corp. (continued)
3.55%, 08/15/29	$40	$ 38,908
Station Casinos LLC, 4.63%, 12/01/31(a)	2,041	1,937,965
Travel & Leisure Co., 4.50%, 12/01/29(a)	2,250	2,177,035
		107,887,712
Household Durables — 0.5%
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC(a)
6.25%, 09/15/27	285	285,147
4.88%, 02/15/30	3,618	3,366,901
Century Communities, Inc., 6.63%, 09/15/33(a)	690	696,734
DR Horton, Inc., 1.40%, 10/15/27	3,870	3,722,794
Forestar Group, Inc., 6.50%, 03/15/33(a)	1,428	1,450,392
NVR, Inc., 3.00%, 05/15/30	10,320	9,677,146
Somnigroup International, Inc.(a)
4.00%, 04/15/29	2,697	2,599,939
3.88%, 10/15/31	3,899	3,583,601
Toll Brothers Finance Corp.
4.35%, 02/15/28	5,010	4,985,178
3.80%, 11/01/29	2,750	2,669,895
Whirlpool Corp.
6.13%, 06/15/30	1,115	1,028,524
7.50%, 07/01/31(a)	175	177,091
6.50%, 06/15/33	4,279	3,709,354
7.88%, 07/01/34(a)	1,724	1,731,072
4.50%, 06/01/46	3,627	2,159,000
4.60%, 05/15/50	3,189	1,900,952
		43,743,720
Independent Power and Renewable Electricity Producers — 0.0%
NRG Energy, Inc., 3.88%, 02/15/32(a)	2,043	1,878,338
Industrial Conglomerates — 0.2%
3M Co.
2.38%, 08/26/29	470	440,871
4.80%, 03/15/30	3,390	3,410,638
Enpro, Inc., 6.13%, 06/01/33(a)	435	440,698
LSB Industries, Inc., 6.25%, 10/15/28(a)	3,406	3,407,134
Parker-Hannifin Corp., 4.50%, 09/15/29	520	519,612
Pentair Finance SARL, 4.50%, 07/01/29	4,300	4,275,270
Teledyne Technologies, Inc., 2.75%, 04/01/31	3,000	2,743,365
		15,237,588
Insurance — 2.0%
Acrisure LLC/Acrisure Finance, Inc., 6.75%, 07/01/32(a)	510	458,396
Allstate Corp., 5.05%, 06/24/29	5,130	5,192,485
American International Group, Inc.
4.85%, 05/07/30	5,385	5,411,940
Series A-9, 5.75%, 04/01/48(d)	1,940	1,957,803
Aon Corp., 2.80%, 05/15/30	405	377,116
Aon Corp./Aon Global Holdings PLC, 2.85%, 05/28/27	495	488,321
Aon North America, Inc., 5.15%, 03/01/29	570	577,877
Assurant, Inc.
4.90%, 03/27/28	4,810	4,814,940
3.70%, 02/22/30	3,500	3,348,660
Assured Guaranty U.S. Holdings, Inc., 6.13%, 09/15/28	4,188	4,306,159
Athene Holding Ltd., 3.50%, 01/15/31	1,665	1,559,722
Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance, 7.13%, 05/15/31(a)	4,082	4,099,687
Security	Par (000)	Value
Insurance (continued)
Brown & Brown, Inc., 4.50%, 03/15/29	$4,320	$ 4,288,272
CNA Financial Corp.
3.45%, 08/15/27	1,940	1,915,642
5.20%, 08/15/35	4,800	4,716,655
Corebridge Financial, Inc., (5-year CMT + 3.85%), 6.88%, 12/15/52(d)	2,420	2,455,065
Fairfax Financial Holdings Ltd.
3.38%, 03/03/31	1,005	940,084
5.63%, 08/16/32	6,370	6,530,878
6.00%, 12/07/33	14,566	15,204,730
Fidelity National Financial, Inc., 4.50%, 08/15/28	1,940	1,928,164
Marsh & McLennan Cos., Inc.
4.55%, 11/08/27	1,450	1,452,546
4.38%, 03/15/29	860	856,622
2.25%, 11/15/30	4,215	3,814,605
2.38%, 12/15/31	2,381	2,107,544
5.75%, 11/01/32	21,330	22,343,300
5.40%, 09/15/33	9,993	10,275,261
MGIC Investment Corp., 5.25%, 08/15/28	597	596,012
Principal Financial Group, Inc., 5.38%, 03/15/33	2,650	2,703,207
Progressive Corp., 3.20%, 03/26/30	4,830	4,604,857
Prudential Financial, Inc.(d)
(3-mo. SOFR US + 2.64%), 4.50%, 09/15/47	2,420	2,390,337
(5-year CMT + 3.04%), 3.70%, 10/01/50	2,420	2,243,152
RenaissanceRe Finance, Inc., 3.45%, 07/01/27	2,900	2,870,949
RenaissanceRe Holdings Ltd.
3.60%, 04/15/29	4,840	4,689,960
5.75%, 06/05/33	6,590	6,758,008
Unum Group, 4.00%, 06/15/29	5,646	5,524,847
Willis North America, Inc., 5.35%, 05/15/33	12,160	12,316,144
		156,119,947
Interactive Media & Services — 0.3%
Alphabet, Inc.
4.10%, 11/15/30	2,900	2,857,296
4.50%, 05/15/35	2,250	2,196,137
Meta Platforms, Inc.
4.80%, 05/15/30	4,280	4,322,664
4.60%, 11/15/32	2,740	2,694,215
4.75%, 08/15/34	170	166,912
5.25%, 05/15/36	4,330	4,299,437
Snap, Inc.(a)
6.88%, 03/01/33	1,665	1,622,929
6.88%, 03/15/34	2,322	2,247,993
		20,407,583
Internet Software & Services — 0.8%
Alibaba Group Holding Ltd., 4.88%, 05/26/30	690	698,701
Amazon.com, Inc., 4.10%, 11/20/30	3,680	3,616,707
AppLovin Corp., 5.13%, 12/01/29	4,840	4,880,165
Expedia Group, Inc., 3.25%, 02/15/30	790	750,307
Gen Digital, Inc.(a)
6.75%, 09/30/27	2,553	2,560,702
6.25%, 04/01/33	3,267	3,219,984
Go Daddy Operating Co. LLC/GD Finance Co., Inc., 3.50%, 03/01/29(a)	1,030	970,260
Match Group Holdings II LLC(a)
4.13%, 08/01/30	1,626	1,530,322
6.13%, 09/15/33	2,259	2,232,304
Rakuten Group, Inc.(a)
11.25%, 02/15/27	5	5,166
9.75%, 04/15/29	7,106	7,722,860

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock Systematic Multi-Strategy Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Internet Software & Services (continued)
Rakuten Group, Inc.(a) (continued)
(5-year CMT + 4.96%), 6.25%(d)(f)	$1,183	$ 1,119,657
Uber Technologies, Inc., 4.80%, 09/15/34	4,000	3,924,897
VeriSign, Inc.
4.75%, 07/15/27	1,450	1,450,189
2.70%, 06/15/31	14,505	13,026,214
5.25%, 06/01/32	2,345	2,358,272
Wayfair LLC(a)
7.25%, 10/31/29	5,610	5,789,857
7.75%, 09/15/30	4,180	4,394,187
		60,250,751
IT Services — 1.2%
Accenture Capital, Inc., 4.50%, 10/04/34	605	580,181
Amdocs Ltd., 2.54%, 06/15/30	3,070	2,768,284
Broadridge Financial Solutions, Inc., 2.90%, 12/01/29	1,450	1,360,324
CACI International, Inc., 6.38%, 06/15/33(a)	1,012	1,026,391
CGI, Inc., 4.95%, 03/14/30	8,740	8,701,936
CoreWeave, Inc.(a)
9.25%, 06/01/30	7,058	7,103,845
9.00%, 02/01/31	3,039	3,003,183
9.75%, 10/01/31	1,820	1,815,985
9.63%, 07/15/32	635	625,507
Fair Isaac Corp.(a)
6.00%, 05/15/33	1,375	1,354,001
6.25%, 09/15/34	3,643	3,588,278
Fiserv, Inc.
5.45%, 03/02/28	950	959,299
5.38%, 08/21/28	7,950	8,028,917
5.60%, 03/02/33	9,930	10,034,687
5.45%, 03/15/34	2,800	2,777,931
Fortinet, Inc., 2.20%, 03/15/31	750	670,073
IBM International Capital Pte. Ltd., 4.75%, 02/05/31	16,600	16,601,250
Insight Enterprises, Inc., 6.63%, 05/15/32(a)	2,016	2,048,976
International Business Machines Corp.
2.20%, 02/09/27	5,120	5,053,912
4.15%, 07/27/27	14,620	14,594,887
4.00%, 02/03/29	200	197,643
Pitney Bowes, Inc., 7.25%, 03/15/29(a)	2,085	2,110,443
		95,005,933
Leisure Products — 0.3%
Hasbro, Inc., 4.65%, 03/12/31	8,640	8,531,376
Lindblad Expeditions LLC, 7.00%, 09/15/30(a)	3,562	3,682,901
NCL Corp. Ltd.(a)
5.88%, 01/15/31	4,096	3,975,383
6.75%, 02/01/32	1,508	1,504,609
6.25%, 09/15/33	3,047	2,959,147
Patrick Industries, Inc., 6.38%, 11/01/32(a)	2,920	2,907,741
		23,561,157
Machinery — 0.2%
CNH Industrial Capital LLC, 4.75%, 03/21/28	260	260,569
IDEX Corp., 2.63%, 06/15/31	4,980	4,484,065
nVent Finance SARL, 4.55%, 04/15/28	2,900	2,887,464
Solaris Energy Infrastructure LLC, 6.38%, 05/15/31(a)	660	667,364
Westinghouse Air Brake Technologies Corp., 5.61%, 03/11/34	4,940	5,072,643
		13,372,105
Security	Par (000)	Value
Media — 1.7%
Charter Communications Operating LLC/Charter Communications Operating Capital, 6.10%, 06/01/29	$420	$ 430,258
Discovery Communications LLC
5.00%, 09/20/37	5,545	4,352,825
6.35%, 06/01/40	3,005	2,494,150
Discovery Global Holdings, Inc.
4.28%, 03/15/32	4,975	4,464,316
5.05%, 03/15/42	5,000	3,662,850
5.14%, 03/15/52	3,504	2,347,680
DISH DBS Corp.
7.38%, 07/01/28	847	813,210
5.13%, 06/01/29	1,272	1,144,679
FactSet Research Systems, Inc.
2.90%, 03/01/27	9,015	8,899,056
3.45%, 03/01/32	5,934	5,344,051
Fox Corp.
4.71%, 01/25/29	3,870	3,867,043
3.50%, 04/08/30	2,900	2,775,546
McGraw-Hill Education, Inc.(a)
8.00%, 08/01/29	3,214	3,220,338
7.38%, 09/01/31	4,912	4,992,090
Nexstar Media, Inc.(a)
4.75%, 11/01/28	3,308	3,240,592
6.50%, 09/15/33	1,507	1,506,582
7.25%, 04/15/34	3,355	3,346,544
Paramount Global
6.88%, 04/30/36	6,974	6,541,772
5.85%, 09/01/43	3,576	2,677,508
Sinclair Television Group, Inc.(a)
5.50%, 03/01/30	2,675	2,327,250
8.13%, 02/15/33	1,098	1,127,828
9.75%, 02/15/33	1,804	2,002,440
Sirius XM Radio LLC, 4.13%, 07/01/30(a)	3,240	3,049,583
Space Exploration Technologies Corp.(a)
5.35%, 07/15/31	16,345	16,302,418
5.65%, 07/15/33	23,790	23,648,267
5.88%, 07/15/36	16,660	16,442,830
Sunrise FinCo I BV, 4.88%, 07/15/31(a)	4,102	3,879,302
Versant Media Group, Inc., 7.25%, 01/30/31(a)	3,241	3,353,025
Walt Disney Co., 3.75%, 03/14/29	260	255,890
		138,509,923
Metals & Mining — 1.5%
Algoma Steel, Inc., 9.13%, 04/15/29(a)	1,765	1,649,593
Aris Mining Corp., 8.00%, 10/31/29(a)	1,631	1,696,240
BHP Billiton Finance USA Ltd.
4.75%, 02/28/28	20,430	20,546,376
5.00%, 02/21/30	2,340	2,368,140
Champion Iron Canada, Inc., 7.88%, 07/15/32(a)	3,595	3,722,446
Cleveland-Cliffs, Inc.(a)
7.50%, 09/15/31	3,215	3,254,024
7.38%, 05/01/33	918	917,540
7.63%, 01/15/34	4,731	4,724,473
Coeur Mining, Inc., 6.88%, 04/01/32(a)	340	348,500
Eldorado Gold Corp., 6.25%, 09/01/29(a)	1,863	1,863,913
Endeavour Mining PLC, 7.00%, 05/28/30(a)	2,790	2,846,274
First Quantum Minerals Ltd., 8.63%, 06/01/31(a)	2,247	2,340,430
Fortescue Treasury Pty. Ltd.(a)
4.38%, 04/01/31	2,607	2,480,318
6.13%, 04/15/32	5,227	5,373,573
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock Systematic Multi-Strategy Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Metals & Mining (continued)
Freeport-McMoRan, Inc.
4.13%, 03/01/28	$975	$ 966,063
4.38%, 08/01/28	240	238,255
4.25%, 03/01/30	750	737,307
IAMGOLD Corp., 5.75%, 10/15/28(a)	1,503	1,498,085
Ivanhoe Mines Ltd., 7.88%, 01/23/30(a)	5,723	5,787,098
Mineral Resources Ltd.(a)
7.00%, 04/01/31	2,380	2,463,555
6.00%, 05/01/32	625	618,272
6.25%, 05/01/34	625	614,560
Newmont Corp./Newcrest Finance Pty. Ltd., 3.25%, 05/13/30	2,900	2,773,248
Nickel Industries Ltd., 9.00%, 09/30/30(a)	5,105	5,239,006
Novelis Corp.(a)
4.75%, 01/30/30	5,495	5,302,126
6.88%, 01/30/30	4,765	4,884,978
6.38%, 08/15/33	1,260	1,269,077
Park-Ohio Industries, Inc., 8.50%, 08/01/30(a)	970	1,012,016
PLS Group Ltd., 6.88%, 05/01/31(a)	565	578,495
Reliance, Inc., 2.15%, 08/15/30	2,000	1,802,619
Rio Tinto Finance USA Ltd., 7.13%, 07/15/28	699	734,944
Rio Tinto Finance USA PLC
4.50%, 03/14/28	300	300,506
5.25%, 03/14/35	8,315	8,443,241
Skeena Resources Ltd., 8.50%, 04/01/31(a)	5,612	5,894,951
Steel Dynamics, Inc., 4.00%, 12/15/28	4,840	4,766,886
Stillwater Mining Co., 4.50%, 11/16/29(a)	1,509	1,442,604
SunCoke Energy, Inc., 4.88%, 06/30/29(a)	4,245	4,016,785
Trekor Metals Ltd., 8.25%, 05/01/30(a)	4,255	4,440,595
Vale Overseas Ltd., 3.75%, 07/08/30	2,490	2,372,970
		122,330,082
Mortgage Real Estate Investment Trusts (REITs)(a) — 0.2%
Blackstone Mortgage Trust, Inc.
7.75%, 12/01/29	2,991	3,098,667
6.25%, 06/01/31	2,950	2,853,733
Starwood Property Trust, Inc.
7.25%, 04/01/29	3,136	3,237,835
6.00%, 04/15/30	955	958,478
6.50%, 10/15/30	1,523	1,558,159
6.13%, 06/01/31	280	281,480
		11,988,352
Multi-Utilities — 0.3%
AmeriGas Partners LP/AmeriGas Finance Corp.(a)
9.38%, 06/01/28	800	818,062
9.50%, 06/01/30	1,370	1,470,044
Atmos Energy Corp.
5.90%, 11/15/33	690	732,045
5.20%, 08/15/35	80	81,122
CenterPoint Energy Resources Corp., 1.75%, 10/01/30	650	577,108
National Fuel Gas Co.
3.95%, 09/15/27	2,900	2,875,562
5.95%, 03/15/35	4,450	4,581,966
5.50%, 05/15/36	3,790	3,766,375
NiSource, Inc., 5.20%, 07/01/29	590	599,167
ONE Gas, Inc., 4.25%, 09/01/32	1,625	1,582,084
Piedmont Natural Gas Co., Inc.
3.50%, 06/01/29	50	48,517
5.40%, 06/15/33	1,255	1,283,574
Southern California Gas Co., 5.20%, 06/01/33	2,630	2,667,067
Southern Co. Gas Capital Corp.
5.75%, 09/15/33	380	395,421
Security	Par (000)	Value
Multi-Utilities (continued)
Southern Co. Gas Capital Corp. (continued)
4.95%, 09/15/34	$1,220	$ 1,204,966
Southwest Gas Corp.
2.20%, 06/15/30	25	22,669
4.05%, 03/15/32	2,995	2,861,932
		25,567,681
Office REITs — 0.0%
Boston Properties LP, 3.40%, 06/21/29	460	442,241
HNI Corp., 5.13%, 01/18/29(a)	1,838	1,810,241
		2,252,482
Oil, Gas & Consumable Fuels — 4.4%
BKV Upstream Midstream LLC, 7.50%, 10/15/30(a)	2,894	2,905,721
Borr IHC Ltd./Borr Finance LLC, 9.00%, 01/15/34(a)	1,990	1,919,295
BP Capital Markets America, Inc., 4.87%, 11/25/29	220	221,923
California Resources Corp.(a)
7.00%, 01/15/34	3,251	3,215,003
7.25%, 01/15/35	1,920	1,904,609
Calumet Specialty Products Partners LP/Calumet Finance Corp., 9.75%, 02/15/31(a)	2,002	2,116,761
Canadian Natural Resources Ltd., 2.95%, 07/15/30	650	607,559
Cenovus Energy, Inc., 4.65%, 03/20/31	650	641,677
Cheniere Corpus Christi Holdings LLC, 5.13%, 06/30/27	3,417	3,425,567
Cheniere Energy Partners LP
4.50%, 10/01/29	510	506,603
5.55%, 10/30/35	2,455	2,493,785
Cheniere Energy, Inc., 5.65%, 04/15/34	3,200	3,284,035
Chevron USA, Inc., 4.98%, 04/15/35	16,530	16,639,683
Chord Energy Corp.(a)
6.00%, 10/01/30	835	838,527
6.75%, 03/15/33	2,896	2,938,878
CNX Midstream Partners LP, 4.75%, 04/15/30(a)	489	466,128
CNX Resources Corp.(a)
7.38%, 01/15/31	2,508	2,568,578
7.25%, 03/01/32	2,055	2,117,158
5.88%, 03/01/34	575	559,554
Comstock Resources, Inc., 6.75%, 03/01/29(a)	9,080	8,934,708
CVR Energy, Inc.(a)
7.50%, 02/15/31	4,608	4,586,068
7.88%, 02/15/34	1,780	1,760,983
DCP Midstream Operating LP
5.13%, 05/15/29	2,440	2,467,360
8.13%, 08/16/30	240	269,797
Delek Logistics Partners LP/Delek Logistics Finance Corp.(a)
8.63%, 03/15/29	4,832	5,022,160
7.38%, 06/30/33	655	667,285
6.88%, 06/01/34	640	636,983
Devon Energy Corp., 4.38%, 03/15/29(a)	1,940	1,924,217
Diamondback Energy, Inc.
5.15%, 01/30/30	290	294,048
6.25%, 03/15/33	545	579,475
5.40%, 04/18/34	8,065	8,180,595
Enbridge, Inc.
4.20%, 11/20/28	170	168,478
4.85%, 03/27/31	3,190	3,187,543
5.63%, 04/05/34	2,615	2,692,232
(3-mo. CME Term SOFR + 3.68%), 5.50%, 07/15/77(d)	2,420	2,418,759
Energy Transfer LP
5.25%, 04/15/29	2,900	2,938,707
5.25%, 07/01/29	350	354,991

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock Systematic Multi-Strategy Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Energy Transfer LP (continued)
3.75%, 05/15/30	$2,900	$ 2,792,693
4.55%, 01/15/31	2,900	2,862,632
5.75%, 02/15/33	5,945	6,155,175
Enterprise Products Operating LLC, Series E, (3-mo. CME Term SOFR + 3.29%), 5.25%, 08/16/77(d)	4,840	4,821,116
EQT Corp.
3.90%, 10/01/27	1,124	1,113,989
4.50%, 01/15/29	96	95,310
4.75%, 01/15/31	2,900	2,872,775
Genesis Energy LP/Genesis Energy Finance Corp.
8.88%, 04/15/30	1,150	1,203,359
7.88%, 05/15/32	3,429	3,535,573
8.00%, 05/15/33	1,431	1,488,478
6.75%, 03/15/34(a)	565	560,638
Global Partners LP/GLP Finance Corp., 8.25%, 01/15/32(a)	1,804	1,889,400
Golar LNG Ltd., 7.50%, 10/02/30(a)	2,009	2,035,619
Gulfport Energy Operating Corp., 6.75%, 09/01/29(a)	5,190	5,293,343
HF Sinclair Corp.
4.50%, 10/01/30	970	947,015
5.75%, 01/15/31	1,340	1,368,774
Infinity Natural Resources LLC, 7.63%, 04/01/31(a)	475	471,782
Ithaca Energy North Sea PLC, 8.13%, 10/15/29(a)	7,145	7,406,286
Kinder Morgan, Inc., 5.10%, 08/01/29	9,600	9,721,216
Kosmos Energy Ltd., 8.75%, 10/01/31(a)	2,425	1,976,981
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.88%, 12/01/32(a)	997	1,015,108
MPLX LP
4.25%, 12/01/27	14,770	14,699,997
4.80%, 02/15/29	2,190	2,194,712
2.65%, 08/15/30	1,940	1,785,746
5.00%, 03/01/33	20,410	20,256,374
NGL Energy Operating LLC/NGL Energy Finance Corp.(a)
8.13%, 02/15/29	6,440	6,665,864
8.38%, 02/15/32	2,017	2,099,733
Noble Finance II LLC(a)
8.00%, 04/15/30	2,811	2,912,639
6.25%, 06/15/34	2,415	2,366,848
Northern Oil & Gas, Inc.(a)
8.75%, 06/15/31	3,888	4,004,640
7.88%, 10/15/33	4,582	4,552,858
Occidental Petroleum Corp., 8.88%, 07/15/30	1,450	1,632,662
ONEOK, Inc.
4.40%, 10/15/29	210	207,732
6.35%, 01/15/31	2,330	2,453,258
Par Petroleum LLC, 7.38%, 06/01/34(a)	1,065	1,077,662
Parex Resources, Inc., 8.50%, 05/11/31(a)	3,837	3,898,392
PBF Holding Co. LLC/PBF Finance Corp., 9.88%, 03/15/30(a)	2,930	3,132,719
Phillips 66, 2.15%, 12/15/30	1,450	1,300,640
Phillips 66 Co., 3.15%, 12/15/29	180	171,340
Plains All American Pipeline LP, 5.95%, 06/15/35	5,320	5,472,300
Plains All American Pipeline LP/PAA Finance Corp., 3.55%, 12/15/29	3,162	3,043,923
Sabine Pass Liquefaction LLC, 4.20%, 03/15/28	460	456,857
Saturn Oil & Gas, Inc., 9.63%, 06/15/29(a)	1,989	2,073,687
Seadrill Finance Ltd., 8.38%, 08/01/30(a)	1,957	2,045,552
Summit Midstream Holdings LLC, 8.63%, 10/31/29(a)	6,092	6,348,333
Sunoco LP(a)
7.00%, 05/01/29	2,185	2,245,000
Security	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Sunoco LP(a) (continued)
6.63%, 08/15/32	$2,826	$ 2,874,228
Talos Production, Inc.(a)
9.00%, 02/01/29	2,076	2,162,970
9.38%, 02/01/31	4,258	4,472,263
Targa Resources Corp.
5.20%, 07/01/27	7,100	7,144,112
4.35%, 01/15/29	3,150	3,126,083
5.55%, 08/15/35	9,930	10,044,205
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.00%, 01/15/28	4,159	4,155,506
4.88%, 02/01/31	5,230	5,209,965
TotalEnergies Capital International SA, 2.83%, 01/10/30	400	377,644
TransCanada PipeLines Ltd.
4.25%, 05/15/28	1,890	1,877,829
4.10%, 04/15/30	1,940	1,896,010
Transocean International Ltd., 8.50%, 05/15/31(a)	3,031	3,146,762
Valaris Ltd., 8.38%, 04/30/30(a)	3,220	3,343,899
Valero Energy Corp.
2.15%, 09/15/27	1,420	1,382,156
5.15%, 02/15/30	1,940	1,967,822
Venture Global Calcasieu Pass LLC, 6.00%, 05/01/36(a)	2,325	2,350,094
Venture Global LNG, Inc.(a)
9.50%, 02/01/29	998	1,074,198
8.38%, 06/01/31	7,755	8,072,398
9.88%, 02/01/32	7,527	8,035,502
Venture Global Plaquemines LNG LLC(a)
7.75%, 05/01/35	2,942	3,299,371
6.75%, 01/15/36	2,035	2,157,702
Western Midstream Operating LP
4.50%, 03/01/28	970	965,674
6.35%, 01/15/29	3,010	3,113,694
4.05%, 02/01/30	1,940	1,879,330
6.15%, 04/01/33	2,560	2,670,126
Williams Cos., Inc.
3.75%, 06/15/27	2,900	2,880,919
4.80%, 11/15/29	160	160,629
2.60%, 03/15/31	11,280	10,207,794
		353,231,048
Passenger Airlines — 0.2%
Allegiant Travel Co., 7.13%, 07/01/31(a)	1,946	1,969,769
American Airlines, Inc., 7.25%, 02/15/28(a)	2,248	2,275,336
Delta Air Lines, Inc., 4.95%, 07/10/28	400	401,471
JetBlue Airways Corp./JetBlue Loyalty LP, 9.88%, 09/20/31(a)	8,014	7,258,383
Southwest Airlines Co., 4.38%, 11/15/28	300	297,659
		12,202,618
Personal Care Products — 0.0%
Unilever Capital Corp., 1.75%, 08/12/31	390	340,108
Pharmaceuticals — 1.0%
AbbVie, Inc., 5.05%, 03/15/34	7,360	7,439,393
Amneal Pharmaceuticals LLC, 6.88%, 08/01/32(a)	700	726,606
Cardinal Health, Inc.
5.13%, 02/15/29	4,840	4,896,287
5.00%, 11/15/29	300	302,925
5.35%, 11/15/34	4,420	4,472,053
5.15%, 09/15/35	1,700	1,697,939
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock Systematic Multi-Strategy Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
Cencora, Inc.
3.45%, 12/15/27	$849	$ 836,300
3.95%, 02/13/29	200	196,605
2.70%, 03/15/31	7,190	6,554,636
5.15%, 02/15/35	560	559,199
CVS Health Corp.
1.30%, 08/21/27	2,900	2,797,437
4.30%, 03/25/28	4,840	4,814,216
5.40%, 06/01/29	400	408,705
3.25%, 08/15/29	2,900	2,777,019
5.45%, 09/15/35	7,200	7,293,140
Elanco Animal Health, Inc., 6.40%, 08/28/28	2,289	2,349,013
Eli Lilly & Co., 4.70%, 02/27/33	1,010	1,012,517
GlaxoSmithKline Capital PLC, 3.38%, 06/01/29	380	370,014
Grifols SA, 4.75%, 10/15/28(a)	3,253	3,188,010
Merck & Co., Inc.
2.15%, 12/10/31	1,500	1,323,812
4.50%, 05/17/33	3,805	3,761,659
Novartis Capital Corp., 2.20%, 08/14/30	180	164,854
Pfizer Investment Enterprises Pte. Ltd.
4.65%, 05/19/30	5,500	5,516,981
4.75%, 05/19/33	3,885	3,847,669
Takeda Pharmaceutical Co. Ltd., 5.00%, 11/26/28	690	695,018
Zoetis, Inc., 3.00%, 09/12/27	11,280	11,098,107
		79,100,114
Real Estate Management & Development — 0.4%
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp., 7.00%, 04/15/30(a)	2,545	2,564,968
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp.(a)
5.75%, 01/15/29	2,194	2,182,320
9.75%, 04/15/30	2,036	2,188,824
CBRE Services, Inc.
5.50%, 04/01/29	2,900	2,958,683
4.80%, 06/15/30	2,900	2,899,158
4.90%, 01/15/33	6,470	6,376,762
Cushman & Wakefield U.S. Borrower LLC, 6.75%, 05/15/28(a)	601	601,465
Five Point Operating Co. LP, 8.00%, 10/01/30(a)	1,770	1,811,953
Howard Hughes Corp.(a)
4.13%, 02/01/29	2,096	2,025,088
4.38%, 02/01/31	4,591	4,341,795
6.13%, 03/01/34	1,000	988,042
		28,939,058
Residential REITs — 0.1%
Realty Income Corp.
3.95%, 02/01/29	220	216,724
4.75%, 02/15/29	7,390	7,421,700
		7,638,424
Retail REITs — 0.1%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC, 4.50%, 04/01/27(a)	2,179	2,154,285
Simon Property Group LP
2.45%, 09/13/29	650	609,136
5.50%, 03/08/33	2,760	2,851,996
4.75%, 09/26/34	4,320	4,219,431
		9,834,848
Semiconductors & Semiconductor Equipment — 0.6%
Analog Devices, Inc., 2.10%, 10/01/31	1,335	1,175,225
Security	Par (000)	Value
Semiconductors & Semiconductor Equipment (continued)
Applied Materials, Inc., 4.80%, 06/15/29	$290	$ 293,282
Broadcom, Inc.
4.35%, 02/15/30	2,900	2,870,986
5.05%, 04/15/30	9,851	9,997,333
4.30%, 01/15/31	4,840	4,761,016
4.95%, 01/15/36	3,025	2,971,152
Intel Corp.
3.75%, 08/05/27	2,900	2,877,504
2.45%, 11/15/29	2,900	2,698,203
5.13%, 02/10/30	510	516,164
5.30%, 05/15/36	4,480	4,457,588
Kioxia Holdings Corp.(a)
6.25%, 07/24/30	1,186	1,223,443
6.63%, 07/24/33	1,050	1,098,192
Microchip Technology, Inc., 4.90%, 03/15/28	420	422,096
NVIDIA Corp., 2.85%, 04/01/30	25	23,651
NXP BV/NXP Funding LLC/NXP USA, Inc., 4.30%, 08/19/28	200	198,521
Texas Instruments, Inc.
1.75%, 05/04/30	145	131,006
1.90%, 09/15/31	2,445	2,144,519
4.90%, 03/14/33	12,480	12,640,364
		50,500,245
Software — 1.3%
Adobe, Inc.
4.95%, 01/17/30	290	293,948
2.30%, 02/01/30	2,130	1,966,207
Autodesk, Inc., 5.30%, 06/15/35	4,170	4,171,715
Elastic NV, 4.13%, 07/15/29(a)	2,121	2,023,622
Electronic Arts, Inc., 1.85%, 02/15/31	2,000	1,870,590
Intuit, Inc.
1.65%, 07/15/30	438	389,309
5.20%, 09/15/33	7,585	7,616,984
Microsoft Corp., 1.35%, 09/15/30	250	222,165
Open Text Holdings, Inc.(a)
4.13%, 02/15/30	1,564	1,432,705
4.13%, 12/01/31	2,247	1,972,610
Oracle Corp.
3.25%, 11/15/27	1,940	1,901,287
2.30%, 03/25/28	2,900	2,775,442
4.55%, 02/04/29	1,200	1,182,976
4.20%, 09/27/29	1,940	1,886,956
2.95%, 04/01/30	1,940	1,785,613
4.45%, 09/26/30	6,245	6,028,710
2.88%, 03/25/31	21,445	19,159,065
5.25%, 02/03/32	4,810	4,741,609
4.80%, 09/26/32	3,995	3,801,288
4.90%, 02/06/33	7,650	7,253,146
5.50%, 08/03/35	8,060	7,712,936
5.20%, 09/26/35	4,040	3,782,274
ROBLOX Corp., 3.88%, 05/01/30(a)	635	600,090
Roper Technologies, Inc.
4.25%, 09/15/28	210	208,380
4.50%, 10/15/29	5,950	5,912,094
2.00%, 06/30/30	75	67,314
5.10%, 09/15/35	1,400	1,360,107
Salesforce, Inc.
4.50%, 03/15/28	4,140	4,134,774
4.65%, 03/15/29	4,130	4,127,860

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock Systematic Multi-Strategy Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Software (continued)
ServiceNow, Inc., 1.40%, 09/01/30	$4,190	$ 3,673,235
Synopsys, Inc., 4.65%, 04/01/28	420	420,451
		104,475,462
Specialty Retail — 0.7%
Academy Ltd., 5.88%, 05/15/31(a)	660	660,011
Advance Auto Parts, Inc.(a)
7.00%, 08/01/30	3,056	3,133,430
7.38%, 08/01/33	1,448	1,500,809
AutoZone, Inc.
5.05%, 07/15/26	8,785	8,787,335
4.50%, 02/01/28	3,325	3,322,756
5.10%, 07/15/29	400	405,223
5.40%, 07/15/34	1,455	1,479,565
Bath & Body Works, Inc., 6.75%, 07/01/36	2,194	2,197,734
Dick’s Sporting Goods, Inc., 4.00%, 10/01/29(a)	2,420	2,355,419
FirstCash, Inc.(a)
5.63%, 01/01/30	2,582	2,566,765
6.88%, 03/01/32	1,500	1,541,379
6.13%, 05/01/34	2,605	2,592,858
Gap, Inc.(a)
3.63%, 10/01/29	2,493	2,348,958
3.88%, 10/01/31	3,493	3,182,789
Kohl’s Corp.
10.00%, 06/01/30(a)	2,060	2,228,075
5.13%, 05/01/31	5,129	4,585,134
Macy’s Retail Holdings LLC(a)
6.13%, 03/15/32	2,115	2,125,577
7.38%, 08/01/33	2,400	2,519,818
Petco Health & Wellness Co., Inc., 8.25%, 02/01/31(a)	4,676	4,712,536
		52,246,171
Technology Hardware, Storage & Peripherals — 0.2%
Apple, Inc., 3.35%, 08/08/32	2,195	2,073,262
Dell International LLC/EMC Corp., 4.15%, 02/15/29	300	296,517
Diebold Nixdorf, Inc., 7.75%, 03/31/30(a)	4,136	4,307,317
Hewlett Packard Enterprise Co., 4.15%, 09/15/28	350	346,375
NetApp, Inc.
2.38%, 06/22/27	1,940	1,900,778
2.70%, 06/22/30	1,940	1,787,946
5.70%, 03/17/35	3,777	3,863,995
Teledyne FLIR LLC, 2.50%, 08/01/30	1,300	1,189,735
		15,765,925
Textiles, Apparel & Luxury Goods — 0.4%
Ralph Lauren Corp., 5.00%, 06/15/32	13,000	13,135,139
Tapestry, Inc., 5.10%, 03/11/30	13,086	13,185,251
Under Armour, Inc., 7.25%, 07/15/30(a)	473	476,631
VF Corp., 2.95%, 04/23/30	4,610	4,202,969
		30,999,990
Tobacco — 1.8%
Altria Group, Inc.
4.88%, 02/04/28	4,840	4,863,827
6.20%, 11/01/28	210	217,263
4.80%, 02/14/29	4,910	4,928,476
3.40%, 05/06/30	265	252,834
4.50%, 08/06/30	2,900	2,877,850
2.45%, 02/04/32	22,040	19,390,646
6.88%, 11/01/33	8,120	8,988,506
5.63%, 02/06/35	1,125	1,155,727
5.25%, 08/06/35	3,420	3,421,007
BAT Capital Corp.
3.56%, 08/15/27	4,840	4,792,633
Security	Par (000)	Value
Tobacco (continued)
BAT Capital Corp. (continued)
6.34%, 08/02/30	$7,307	$ 7,724,184
4.63%, 03/22/33	9,630	9,419,921
6.00%, 02/20/34	780	822,434
5.63%, 08/15/35	6,630	6,832,344
BAT International Finance PLC
4.45%, 03/16/28	4,840	4,827,366
5.93%, 02/02/29	5,240	5,400,891
Philip Morris International, Inc.
4.13%, 04/28/28	3,840	3,819,428
3.88%, 10/27/28	290	286,169
3.38%, 08/15/29	4,436	4,280,919
5.63%, 11/17/29	19,819	20,422,391
5.13%, 02/15/30	5,810	5,898,067
2.10%, 05/01/30	790	720,244
5.50%, 09/07/30	13	13,406
4.00%, 10/29/30	2,900	2,824,989
5.75%, 11/17/32	7,800	8,169,351
5.38%, 02/15/33	2,340	2,401,873
5.63%, 09/07/33	4,590	4,772,225
4.90%, 11/01/34	8,240	8,189,829
		147,714,800
Transportation Infrastructure — 0.1%
Danaos Corp., 6.88%, 10/15/32(a)	3,080	3,181,877
Ryder System, Inc., 4.90%, 12/01/29	120	121,088
United Parcel Service, Inc.
2.50%, 09/01/29	160	150,997
4.45%, 04/01/30	1,200	1,202,014
		4,655,976
Water Utilities — 0.0%
American Water Capital Corp.
4.45%, 06/01/32	2,055	2,019,036
5.15%, 03/01/34	505	511,127
Essential Utilities, Inc.
3.57%, 05/01/29	55	53,312
2.70%, 04/15/30	220	203,949
5.38%, 01/15/34	645	652,909
		3,440,333
Wireless Telecommunication Services — 0.8%
America Movil SAB de C.V., 3.63%, 04/22/29	2,900	2,816,088
Millicom International Cellular SA(a)
4.50%, 04/27/31	5,996	5,576,280
7.38%, 04/02/32	2,791	2,867,251
Orange SA, 9.00%, 03/01/31	780	910,947
Rogers Communications, Inc.(d)
(5-year CMT + 2.62%), 7.13%, 04/15/55	3,141	3,227,088
(5-year CMT + 2.65%), 7.00%, 04/15/55	1,012	1,035,584
T-Mobile USA, Inc.
2.05%, 02/15/28	9,740	9,358,994
2.63%, 02/15/29	2,900	2,757,610
4.20%, 10/01/29	200	197,536
3.88%, 04/15/30	2,900	2,810,029
2.55%, 02/15/31	650	589,782
2.88%, 02/15/31	4,975	4,572,093
5.15%, 04/15/34	3,045	3,050,630
4.70%, 01/15/35	9,750	9,409,512
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock Systematic Multi-Strategy Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Wireless Telecommunication Services (continued)
T-Mobile USA, Inc. (continued)
5.30%, 05/15/35	$7,870	$ 7,906,919
Zegona Finance PLC, 8.63%, 07/15/29(a)	6,287	6,565,571
		63,651,914
Total Corporate Bonds — 55.8% (Cost: $4,456,398,804)		4,464,499,348
Non-Agency Mortgage-Backed Securities(d)
Collateralized Mortgage Obligations — 26.9%
Connecticut Avenue Securities Trust(a)
Series 2019-R05, Class 1B1, (30-day Avg SOFR + 4.21%), 7.84%, 07/25/39	724	725,838
Series 2019-R06, Class 2B1, (30-day Avg SOFR + 3.86%), 7.49%, 09/25/39	45,334	45,575,913
Series 2019-R07, Class 1B1, (30-day Avg SOFR + 3.51%), 7.14%, 10/25/39	5,489	5,523,499
Series 2020-R01, Class 1B1, (30-day Avg SOFR + 3.36%), 6.99%, 01/25/40	4,620	4,671,921
Series 2020-R02, Class 2B1, (30-day Avg SOFR + 3.11%), 6.74%, 01/25/40	25,000	25,237,677
Series 2020-SBT1, Class 1B1, (30-day Avg SOFR + 6.86%), 10.49%, 02/25/40	5,419	5,597,541
Series 2020-SBT1, Class 1M2, (30-day Avg SOFR + 3.76%), 7.39%, 02/25/40	70,234	71,282,703
Series 2020-SBT1, Class 2B1, (30-day Avg SOFR + 6.71%), 10.34%, 02/25/40	2,100	2,166,276
Series 2021-R01, Class 1B1, (30-day Avg SOFR + 3.10%), 6.73%, 10/25/41	53,368	53,714,798
Series 2021-R02, Class 2B1, (30-day Avg SOFR + 3.30%), 6.93%, 11/25/41	64,165	64,666,129
Series 2021-R03, Class 1B1, (30-day Avg SOFR + 2.75%), 6.38%, 12/25/41	39,240	39,470,217
Series 2022-R01, Class 1B1, (30-day Avg SOFR + 3.15%), 6.78%, 12/25/41	77,567	78,171,401
Series 2022-R02, Class 2B1, (30-day Avg SOFR + 4.50%), 8.13%, 01/25/42	71,337	72,730,748
Series 2022-R02, Class 2M2, (30-day Avg SOFR + 3.00%), 6.63%, 01/25/42	78,176	78,989,648
Series 2022-R03, Class 1B1, (30-day Avg SOFR + 6.25%), 9.88%, 03/25/42	46,113	47,777,849
Series 2022-R04, Class 1B1, (30-day Avg SOFR + 5.25%), 8.88%, 03/25/42	48,092	49,509,830
Series 2022-R04, Class 1M2, (30-day Avg SOFR + 3.10%), 6.73%, 03/25/42	2,000	2,024,544
Series 2022-R05, Class 2B1, (30-day Avg SOFR + 4.50%), 8.13%, 04/25/42	20,011	20,550,677
Series 2022-R05, Class 2B2, (30-day Avg SOFR + 7.00%), 10.63%, 04/25/42	19,790	20,658,979
Series 2022-R05, Class 2M2, (30-day Avg SOFR + 3.00%), 6.63%, 04/25/42	2,305	2,331,832
Series 2022-R07 1B-1, Class B1, (30-day Avg SOFR + 6.80%), 10.43%, 06/25/42	8,455	8,892,455
Series 2022-R08, Class 1B1, (30-day Avg SOFR + 5.60%), 9.23%, 07/25/42	30,082	31,416,009
Series 2022-R09, Class 2B1, (30-day Avg SOFR + 6.75%), 10.38%, 09/25/42	6,194	6,591,505
Series 2022-R09, Class 2M2, (30-day Avg SOFR + 4.75%), 8.38%, 09/25/42	19,500	20,310,898
Security	Par (000)	Value
Collateralized Mortgage Obligations (continued)
Connecticut Avenue Securities Trust(a) (continued)
Series 2023-R01, Class 1B1, (30-day Avg SOFR + 5.10%), 8.73%, 12/25/42	$1,138	$ 1,194,400
Series 2023-R02, Class 1B1, (30-day Avg SOFR + 5.55%), 9.18%, 01/25/43	13,027	13,766,434
Series 2023-R05, Class 1B1, (30-day Avg SOFR + 4.75%), 8.38%, 06/25/43	5,000	5,291,457
Series 2024-R01, Class 1B1, (30-day Avg SOFR + 2.70%), 6.33%, 01/25/44	63,264	64,875,701
Series 2024-R02, Class 1B1, (30-day Avg SOFR + 2.50%), 6.13%, 02/25/44	15,516	15,887,403
Series 2024-R02, Class 1M2, (30-day Avg SOFR + 1.80%), 5.43%, 02/25/44	2,250	2,266,850
Series 2024-R05, Class 2B1, (30-day Avg SOFR + 2.00%), 5.63%, 07/25/44	11,450	11,543,082
Series 2024-R05, Class 2M2, (30-day Avg SOFR + 1.70%), 5.33%, 07/25/44	3,430	3,435,636
Series 2024-R06, Class 1B1, (30-day Avg SOFR + 2.05%), 5.68%, 09/25/44	6,297	6,312,648
Series 2025-R02, Class 1B1, (30-day Avg SOFR + 1.95%), 5.58%, 02/25/45	2,750	2,752,608
Series 2025-R02, Class 1M2, (30-day Avg SOFR + 1.60%), 5.23%, 02/25/45	6,990	7,014,046
Series 2026-R02, Class 1M2, (30-day Avg SOFR + 1.50%), 5.13%, 02/25/46	7,000	7,029,480
Fannie Mae Connecticut Avenue Securities
Series 2018-C01, Class 1M2C, (30-day Avg SOFR + 2.36%), 5.99%, 07/25/30	2,905	2,942,231
Series 2018-C02, Class 2M2, (30-day Avg SOFR + 2.31%), 5.94%, 08/25/30	833	843,636
Freddie Mac STACR REMIC Trust(a)
Series 2019-FTR1, Class B2, (30-day Avg SOFR + 8.46%), 12.09%, 01/25/48	1,250	1,471,675
Series 2019-FTR3, Class B2, (30-day Avg SOFR + 4.91%), 8.53%, 09/25/47	957	1,046,631
Series 2020-DNA6, Class B2, (30-day Avg SOFR + 5.65%), 9.28%, 12/25/50	3,000	3,445,039
Series 2020-HQA5, Class B1, (30-day Avg SOFR + 4.00%), 7.63%, 11/25/50	38,232	41,810,630
Series 2021-DNA1, Class B2, (30-day Avg SOFR + 4.75%), 8.38%, 01/25/51	32,167	35,769,938
Series 2021-DNA2, Class B1, (30-day Avg SOFR + 3.40%), 7.03%, 08/25/33	56,875	63,130,095
Series 2021-DNA2, Class B2, (30-day Avg SOFR + 6.00%), 9.63%, 08/25/33	21,766	26,757,967
Series 2021-DNA3, Class B1, (30-day Avg SOFR + 3.50%), 7.13%, 10/25/33	43,269	48,554,201
Series 2021-DNA3, Class B2, (30-day Avg SOFR + 6.25%), 9.88%, 10/25/33	17,644	22,042,785
Series 2021-DNA5, Class B1, (30-day Avg SOFR + 3.05%), 6.68%, 01/25/34	56,067	59,449,288
Series 2021-DNA5, Class B2, (30-day Avg SOFR + 5.50%), 9.13%, 01/25/34	46,045	56,156,565
Series 2021-DNA6, Class B1, (30-day Avg SOFR + 3.40%), 7.03%, 10/25/41	69,408	69,862,446
Series 2021-DNA7, Class B1, (30-day Avg SOFR + 3.65%), 7.28%, 11/25/41	77,692	78,433,826
Series 2021-HQA1, Class B1, (30-day Avg SOFR + 3.00%), 6.63%, 08/25/33	77,265	84,272,802
Series 2021-HQA1, Class B2, (30-day Avg SOFR + 5.00%), 8.63%, 08/25/33	23,160	27,323,093

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock Systematic Multi-Strategy Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Collateralized Mortgage Obligations (continued)
Freddie Mac STACR REMIC Trust(a) (continued)
Series 2021-HQA2, Class B1, (30-day Avg SOFR + 3.15%), 6.78%, 12/25/33	$7,450	$ 8,336,564
Series 2021-HQA2, Class B2, (30-day Avg SOFR + 5.45%), 9.08%, 12/25/33	17,550	21,317,643
Series 2021-HQA3, Class B1, (30-day Avg SOFR + 3.35%), 6.98%, 09/25/41	79,406	79,733,900
Series 2021-HQA3, Class M2, (30-day Avg SOFR + 2.10%), 5.73%, 09/25/41	30,450	30,534,097
Series 2021-HQA4, Class B1, (30-day Avg SOFR + 3.75%), 7.38%, 12/25/41	80,244	81,215,065
Series 2021-HQA4, Class M2, (30-day Avg SOFR + 2.35%), 5.98%, 12/25/41	4,010	4,030,609
Series 2022-DNA1, Class B1, (30-day Avg SOFR + 3.40%), 7.03%, 01/25/42	42,320	42,844,463
Series 2022-DNA2, Class B1, (30-day Avg SOFR + 4.75%), 8.38%, 02/25/42	51,804	52,972,232
Series 2022-DNA3, Class B1, (30-day Avg SOFR + 5.65%), 9.28%, 04/25/42	4,500	4,654,645
Series 2022-DNA4, Class M2, (30-day Avg SOFR + 5.25%), 8.88%, 05/25/42	46,250	47,955,700
Series 2022-DNA5, Class M2, (30-day Avg SOFR + 6.75%), 10.38%, 06/25/42	4,500	4,749,722
Series 2022-DNA6, Class M2, (30-day Avg SOFR + 5.75%), 9.38%, 09/25/42	10,028	10,581,057
Series 2022-DNA7, Class M2, (30-day Avg SOFR + 7.00%), 10.63%, 03/25/52	33,705	36,070,643
Series 2022-HQA1, Class B1, (30-day Avg SOFR + 7.00%), 10.63%, 03/25/42	39,683	41,284,168
Series 2022-HQA1, Class M2, (30-day Avg SOFR + 5.25%), 8.88%, 03/25/42	95,533	98,279,153
Series 2022-HQA2, Class M2, (30-day Avg SOFR + 6.00%), 9.63%, 07/25/42	31,360	32,916,714
Series 2022-HQA3, Class M1B, (30-day Avg SOFR + 3.55%), 7.18%, 08/25/42	2,500	2,569,198
Series 2023-DNA2, Class M1B, (30-day Avg SOFR + 3.25%), 6.88%, 04/25/43	2,000	2,073,532
Series 2023-HQA3, Class M2, (30-day Avg SOFR + 3.35%), 6.98%, 11/25/43	3,724	3,870,718
Series 2024-HQA1, Class M2, (30-day Avg SOFR + 2.00%), 5.63%, 03/25/44	3,805	3,838,753
Series 2024-HQA2, Class M2, (30-day Avg SOFR + 1.80%), 5.43%, 08/25/44	1,000	1,004,611
Series 2025-HQA1, Class M2, (30-day Avg SOFR + 1.65%), 5.28%, 02/25/45	5,200	5,218,815
Series 2026-HQA1, Class M2, (30-day Avg SOFR + 1.50%), 5.13%, 05/25/46	3,250	3,249,595
Freddie Mac STACR Securitized Participation Interests Trust(a)
Series 2018-SPI1, Class M2, 3.79%, 02/25/48	45	44,087
Series 2018-SPI2, Class M2, 3.85%, 05/25/48	45	43,821
Freddie Mac STACR Trust(a)
Series 2018-DNA3, Class B2, (30-day Avg SOFR + 7.86%), 11.49%, 09/25/48	2,000	2,256,963
Security	Par (000)	Value
Collateralized Mortgage Obligations (continued)
Freddie Mac STACR Trust(a) (continued)
Series 2018-HQA2, Class B2, (30-day Avg SOFR + 11.11%), 14.74%, 10/25/48	$1,930	$ 2,324,285
Residential Mortgage Loan Trust, Series 2020-2, Class B2, 5.40%, 05/25/60(a)	4,000	3,958,711
		2,151,200,944
Commercial Mortgage-Backed Securities(a) — 0.3%
Multifamily Connecticut Avenue Securities Trust
Series 2019-01, Class M10, (30-day Avg SOFR + 3.36%), 6.99%, 10/25/49	18,651	18,823,060
Series 2024-01, Class M7, (30-day Avg SOFR + 2.75%), 6.38%, 07/25/54	4,925	4,973,304
		23,796,364
Total Non-Agency Mortgage-Backed Securities — 27.2% (Cost: $2,175,611,168)		2,174,997,308
Preferred Securities
Capital Trusts — 1.2%(d)
Banks — 0.2%
Bank of Montreal
7.70%, 05/26/84	2,420	2,531,443
Series 6, 6.88%, 11/26/85	2,420	2,460,746
Canadian Imperial Bank of Commerce, 6.95%, 01/28/85	2,420	2,465,963
Royal Bank of Canada
7.50%, 05/02/84	2,420	2,524,963
6.75%, 08/24/85	2,420	2,461,551
Toronto-Dominion Bank
8.13%, 10/31/82	2,420	2,501,849
7.25%, 07/31/84	2,420	2,511,246
		17,457,761
Capital Markets — 0.0%
HA Sustainable Infrastructure Capital, Inc., 7.13%, 11/15/56	2,030	2,060,777
Chemicals — 0.1%
FMC Corp., 8.45%, 11/01/55	4,250	3,095,319
Electric Utilities — 0.7%
AES Corp.
7.60%, 01/15/55	2,686	2,750,134
6.95%, 07/15/55	1,983	1,957,754
Alliant Energy Corp., 5.75%, 04/01/56	2,320	2,293,726
American Electric Power Co., Inc.
7.05%, 12/15/54	2,900	3,015,635
Series C, 5.80%, 03/15/56	2,900	2,884,078
CenterPoint Energy, Inc.
6.70%, 05/15/55	2,320	2,387,118
Series A, 7.00%, 02/15/55	2,320	2,403,123
Dominion Energy, Inc.
6.00%, 02/15/56	2,320	2,330,271
Series A, 6.88%, 02/01/55	2,320	2,397,281
Edison International
8.13%, 06/15/53	1,894	1,946,254
7.88%, 06/15/54	1,684	1,732,188
Entergy Corp.
7.13%, 12/01/54	2,320	2,398,671
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock Systematic Multi-Strategy Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric Utilities (continued)
Entergy Corp. (continued)
5.88%, 06/15/56	$2,320	$ 2,320,364
EUSHI Finance, Inc., 6.25%, 04/01/56	2,943	2,927,696
Evergy, Inc., 6.65%, 06/01/55	2,320	2,371,919
Nevada Power Co., 6.25%, 05/15/55	2,320	2,326,412
NextEra Energy Capital Holdings, Inc.
6.70%, 09/01/54	2,320	2,376,128
3.80%, 03/15/82	2,320	2,288,343
Sempra
6.88%, 10/01/54	2,320	2,366,771
6.63%, 04/01/55	2,320	2,345,815
Sierra Pacific Power Co., 6.20%, 12/15/55	2,320	2,299,673
WEC Energy Group, Inc., 5.63%, 05/15/56	2,320	2,305,987
		52,425,341
Financial Services — 0.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.95%, 03/10/55	2,420	2,505,163
Ally Financial, Inc., Series D, 7.10%(f)	2,536	2,570,228
Bank of Nova Scotia
8.63%, 10/27/82	2,420	2,517,582
8.00%, 01/27/84	2,420	2,553,047
		10,146,020
Multi-Utilities — 0.0%
NiSource, Inc., 6.95%, 11/30/54	2,320	2,398,908
Oil, Gas & Consumable Fuels — 0.1%
Enbridge, Inc., 7.38%, 03/15/55	2,420	2,545,230
TransCanada PipeLines Ltd., 7.00%, 06/01/65	2,420	2,504,746
		5,049,976
		92,634,102
Total Preferred Securities — 1.2% (Cost: $93,594,594)		92,634,102
U.S. Government Sponsored Agency Securities
Mortgage-Backed Securities — 11.1%
Fannie Mae Mortgage-Backed Securities, 4.00%, 02/01/47 - 02/01/57	50	47,723
Freddie Mac Mortgage-Backed Securities, 4.50%, 01/01/45	3	2,680
Ginnie Mae Mortgage-Backed Securities(g)
3.50%, 06/20/42 - 07/20/56	20,216	18,234,264
3.00%, 05/20/45 - 07/20/56	27,396	24,312,628
4.00%, 11/20/47 - 07/20/56	15,116	14,051,944
4.50%, 10/20/48 - 07/20/56	20,256	19,471,913
5.00%, 12/20/48 - 07/20/56	30,203	29,781,314
2.50%, 08/20/50 - 07/20/56	37,773	32,207,259
5.50%, 12/20/52 - 07/20/56	20,305	20,408,012
6.50%, 07/15/54	9,825	10,178,113
2.00%, 07/20/56	62,475	51,160,869
6.00%, 07/20/56	16,850	17,202,699
Uniform Mortgage-Backed Securities(g)
3.00%, 12/01/35 - 07/13/56	89,535	79,561,761
5.00%, 02/01/41 - 07/13/56	45,803	45,055,226
1.50%, 07/16/41 - 07/13/56	23,100	17,959,928
2.00%, 07/16/41 - 07/13/56	164,650	135,632,054
2.50%, 07/16/41 - 07/13/56	129,213	109,195,663
3.50%, 07/16/41 - 07/13/56	48,550	44,178,102
4.00%, 07/16/41 - 07/13/56	50,950	48,037,247
6.00%, 06/01/54 - 07/13/56	40,260	41,279,167
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
Uniform Mortgage-Backed Securities(g) (continued)
4.50%, 01/01/56 - 07/13/56	$29,813	$ 28,596,707
5.50%, 05/01/56 - 07/13/56	75,740	75,988,615
6.50%, 07/13/56	25,550	26,428,085
		888,971,973
Total U.S. Government Sponsored Agency Securities — 11.1% (Cost: $888,351,249)		888,971,973
Total Long-Term Investments — 104.6% (Cost: $8,317,123,205)		8,367,970,320

Shares
Short-Term Securities
Money Market Funds — 0.2%
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 3.54%(h)(i)	17,392,363	17,392,363

	Par (000)
U.S. Treasury Obligations — 2.5%
U.S. Treasury Bills(j)
4.00%, 05/13/27(k)	$71,817	69,441,152
2.00%, 06/10/27	133,200	128,336,504
		197,777,656
Total Short-Term Securities — 2.7% (Cost: $215,383,383)		215,170,019
Total Investments Before TBA Sale Commitments — 107.3% (Cost: $8,532,506,588)		8,583,140,339
TBA Sale Commitments(g)
Mortgage-Backed Securities — (0.2)%
Ginnie Mae Mortgage-Backed Securities, 2.50%, 07/20/56	(2,000)	(1,707,344)
Uniform Mortgage-Backed Securities
2.50%, 07/13/56	(7,000)	(5,847,733)
3.00%, 07/16/41 - 07/13/56	(9,000)	(7,991,537)
3.50%, 07/16/41 - 07/13/56	(2,150)	(1,995,928)
4.00%, 07/13/56	(3,400)	(3,177,398)
Total TBA Sale Commitments — (0.2)% (Proceeds: $(20,682,091))		(20,719,940)
Total Investments, Net of TBA Sale Commitments — 107.1% (Cost: $8,511,824,497)		8,562,420,399
Liabilities in Excess of Other Assets — (7.1)%		(564,445,341)
Net Assets — 100.0%		$ 7,997,975,058

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Non-income producing security.
(c)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(d)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(e)	When-issued security.

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock Systematic Multi-Strategy Fund

(f)	Perpetual security with no stated maturity date.
(g)	Represents or includes a TBA transaction.
(h)	Affiliate of the Fund.
(i)	Annualized 7-day yield as of period end.
(j)	Rates are discount rates or a range of discount rates as of period end.
(k)	All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended June 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/26	Shares Held at 06/30/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Shares	$ 54,139,966	$ —	$ (36,747,603)(a)	$ —	$ —	$ 17,392,363	17,392,363	$ 816,133	$ —

(a)	Represents net amount purchased (sold).
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
CAC 40 Index	7	07/17/26	$ 673	$ 2,790
WTI Crude Oil(a)	113	07/21/26	7,854	(1,899,260)
NSE IFSC Nifty 50 Index	524	07/28/26	25,205	(6,006)
Brent Crude Oil(a)	183	07/31/26	13,350	(2,224,184)
NY Harbor ULSD(a)	24	07/31/26	3,255	132,228
Low Sulphur Gasoil(a)	55	08/12/26	5,011	201,831
Gold 100 OZ(a)	66	08/27/26	26,654	(3,400,104)
Natural Gas(a)	16	08/27/26	511	(5,259)
TOPIX Index	36	09/10/26	8,956	222,338
10-Year Japanese Government Treasury Bonds	39	09/14/26	30,647	79,899
LME Aluminium Premiums(a)	83	09/14/26	6,404	(153,938)
LME Copper(a)	65	09/14/26	21,743	(518,806)
10-Year Australian Treasury Bonds	1,608	09/15/26	122,260	1,035,701
S&P/TSE 60 Index	216	09/17/26	62,617	376
E-mini Russell 2000 Index	98	09/18/26	14,923	333,417
FTSE 100 Index	87	09/18/26	12,150	32,011
MSCI Hong Kong Index	102	09/18/26	7,823	(112,729)
10-Year U.S. Ultra Long Treasury Note	6,137	09/21/26	689,070	3,302,602
Long Gilt	1,291	09/28/26	152,767	1,372,777
2-Year U.S. Treasury Note	14,942	09/30/26	3,079,336	(1,450,347)
5-Year U.S. Treasury Note	2,255	09/30/26	241,215	168,655
Soybean(a)	398	11/13/26	22,761	(36,470)
				(2,922,478)
Short Contracts
FTSE China A50 Index	454	07/30/26	7,063	(54,807)
Gasoline RBOB(a)	39	07/31/26	4,742	(109,150)
Silver(a)	11	08/27/26	3,284	(10,008)
Euro Bund	822	09/08/26	119,600	(1,079,522)
Corn(a)	93	09/14/26	1,938	30,425
SPI 200 Index	252	09/17/26	38,279	513,121
10-Year Canadian Bond	1,647	09/18/26	140,644	(1,166,198)
DAX Index	27	09/18/26	19,386	(65,344)
FTSE/MIB Index	74	09/18/26	21,933	47,836
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock Systematic Multi-Strategy Fund

Futures Contracts (continued)
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts (continued)
NASDAQ 100 E-Mini Index	3	09/18/26	$ 1,831	$ (6,503)
S&P 500 E-Mini Index	86	09/18/26	32,457	(245,185)
10-Year U.S. Treasury Note	7,018	09/21/26	770,226	(2,695,622)
U.S. Long Bond	1,174	09/21/26	132,735	(1,780,776)
Ultra U.S. Treasury Bond	463	09/21/26	53,520	(316,522)
				(6,938,255)
				$ (9,860,733)

(a)	All or a portion of the security is held by a wholly-owned subsidiary. See Note 1 of the Notes to Consolidated Financial Statements for details on the wholly-owned subsidiary.
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	6,134,000	USD	4,228,488	Bank of America N.A.	09/16/26	$ 12,638
AUD	11,358,000	USD	7,817,850	JPMorgan Chase Bank N.A.	09/16/26	35,217
BRL	247,558,650	USD	46,941,228	Citibank N.A.	09/16/26	153,834
BRL	393,437,000	USD	74,278,945	Goldman Sachs International	09/16/26	567,724
BRL	5,795,000	USD	1,098,395	HSBC Bank PLC	09/16/26	4,034
BRL	5,799,000	USD	1,101,038	HSBC Bank PLC	09/16/26	2,153
BRL	11,090,000	USD	2,101,115	HSBC Bank PLC	09/16/26	8,624
COP	121,142,618,155	USD	33,187,940	Morgan Stanley & Co. International PLC	09/16/26	1,625,968
EUR	238,551	CHF	218,000	Barclays Bank PLC	09/16/26	1,370
EUR	3,960,418	CHF	3,630,000	Barclays Bank PLC	09/16/26	9,289
EUR	4,528,539	CHF	4,152,000	Barclays Bank PLC	09/16/26	9,028
EUR	7,804,172	CHF	7,167,000	Barclays Bank PLC	09/16/26	920
EUR	27,924,552	CHF	25,547,000	Goldman Sachs International	09/16/26	125,159
EUR	4,153,222	CHF	3,809,000	JPMorgan Chase Bank N.A.	09/16/26	6,894
EUR	5,599,080	CHF	5,112,800	JPMorgan Chase Bank N.A.	09/16/26	37,030
EUR	6,001,682	CHF	5,499,000	JPMorgan Chase Bank N.A.	09/16/26	16,525
EUR	1,564,664	CHF	1,435,000	Royal Bank of Canada	09/16/26	2,576
EUR	4,753,755	CHF	4,361,000	Royal Bank of Canada	09/16/26	6,344
EUR	6,491,338	CHF	5,955,000	State Street Bank and Trust Co.	09/16/26	8,693
EUR	2,941,640	CZK	71,306,000	Goldman Sachs International	09/16/26	12,645
EUR	3,321,822	HUF	1,185,376,500	Goldman Sachs International	09/16/26	11,163
EUR	3,396,068	HUF	1,210,786,480	Goldman Sachs International	09/16/26	14,885
EUR	5,475,615	HUF	1,942,630,000	Goldman Sachs International	09/16/26	54,647
EUR	2,565,959	HUF	913,892,000	Morgan Stanley & Co. International PLC	09/16/26	14,255
EUR	5,166,081	HUF	1,846,006,000	Morgan Stanley & Co. International PLC	09/16/26	9,308
EUR	5,609,656	NOK	62,035,000	Barclays Bank PLC	09/16/26	169,372
EUR	1,470,670	NOK	16,316,000	Citibank N.A.	09/16/26	39,113
EUR	2,574,994	NOK	28,307,000	Goldman Sachs International	09/16/26	94,787
EUR	31,315,660	NOK	344,215,000	HSBC Bank PLC	09/16/26	1,156,699
EUR	1,785,441	NOK	19,918,000	JPMorgan Chase Bank N.A.	09/16/26	36,397
EUR	2,424,440	NOK	26,808,000	JPMorgan Chase Bank N.A.	09/16/26	73,497
EUR	958,294	NOK	10,534,560	Morgan Stanley & Co. International PLC	09/16/26	35,275
EUR	2,347,080	PLN	9,988,000	Goldman Sachs International	09/16/26	35,277
EUR	1,722,780	PLN	7,427,000	HSBC Bank PLC	09/16/26	453
EUR	6,302,449	PLN	26,864,000	HSBC Bank PLC	09/16/26	83,050
EUR	33,106,838	PLN	141,105,780	HSBC Bank PLC	09/16/26	439,222
EUR	5,683,452	PLN	24,236,000	Morgan Stanley & Co. International PLC	09/16/26	72,114
EUR	7,374,048	SEK	80,633,000	Barclays Bank PLC	09/16/26	101,351
EUR	6,207,796	SEK	67,990,260	Citibank N.A.	09/16/26	73,942
EUR	6,208,618	SEK	68,448,500	Citibank N.A.	09/16/26	27,425
EUR	6,484,394	SEK	71,755,000	Citibank N.A.	09/16/26	1,082
EUR	6,810,915	SEK	74,090,500	Citibank N.A.	09/16/26	133,465
EUR	5,209,458	SEK	56,555,000	Goldman Sachs International	09/16/26	113,944
EUR	975,513	SEK	10,603,803	JPMorgan Chase Bank N.A.	09/16/26	19,946

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock Systematic Multi-Strategy Fund

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	1,197,865	SEK	13,013,956	JPMorgan Chase Bank N.A.	09/16/26	$ 25,198
EUR	3,364,936	SEK	36,816,000	JPMorgan Chase Bank N.A.	09/16/26	44,028
EUR	7,796,121	SEK	84,748,044	Royal Bank of Canada	09/16/26	158,956
EUR	7,918,291	SEK	86,075,187	Royal Bank of Canada	09/16/26	161,541
EUR	2,585,000	USD	2,957,789	BNP Paribas SA	09/16/26	5,174
EUR	12,290,000	USD	13,986,449	BNP Paribas SA	09/16/26	100,521
GBP	1,371,000	USD	1,814,128	BNP Paribas SA	09/16/26	4,425
GBP	7,964,000	USD	10,527,588	HSBC Bank PLC	09/16/26	36,204
GBP	17,970,000	USD	23,668,880	HSBC Bank PLC	09/16/26	167,301
HUF	5,258,164,680	EUR	14,668,206	Citibank N.A.	09/16/26	27,201
HUF	775,788,000	EUR	2,164,635	HSBC Bank PLC	09/16/26	3,448
INR	55,472,111	USD	582,135	Bank of America N.A.	09/16/26	538
INR	178,354,306	USD	1,871,213	Deutsche Bank AG	09/16/26	2,200
INR	239,660,000	USD	2,499,002	Deutsche Bank AG	09/16/26	18,359
INR	272,438,000	USD	2,850,793	Deutsche Bank AG	09/16/26	10,864
INR	29,992,000	USD	311,945	Goldman Sachs International	09/16/26	3,087
INR	6,183,000	USD	64,786	HSBC Bank PLC	09/16/26	160
INR	241,792,889	USD	2,535,024	HSBC Bank PLC	09/16/26	4,740
INR	249,063,000	USD	2,616,128	HSBC Bank PLC	09/16/26	—
INR	254,862,000	USD	2,670,457	HSBC Bank PLC	09/16/26	6,584
INR	414,504,694	USD	4,345,596	JPMorgan Chase Bank N.A.	09/16/26	8,313
NOK	68,980,000	EUR	6,066,180	JPMorgan Chase Bank N.A.	09/16/26	8,235
NZD	7,238,000	USD	4,094,138	Bank of America N.A.	09/16/26	27,150
NZD	7,630,000	USD	4,324,417	Bank of America N.A.	09/16/26	20,074
NZD	21,796,000	USD	12,354,474	Citibank N.A.	09/16/26	56,081
NZD	21,007,000	USD	11,898,167	JPMorgan Chase Bank N.A.	09/16/26	63,134
SEK	12,224,252	EUR	1,103,316	Citibank N.A.	09/16/26	1,388
SEK	35,898,000	EUR	3,236,971	Royal Bank of Canada	09/16/26	7,573
SEK	72,885,280	EUR	6,584,215	Royal Bank of Canada	09/16/26	1,562
SEK	89,053,618	EUR	8,041,467	Royal Bank of Canada	09/16/26	5,739
SGD	4,066,000	USD	3,153,356	Barclays Bank PLC	09/16/26	6,235
SGD	4,051,000	USD	3,145,406	Deutsche Bank AG	09/16/26	2,529
THB	90,367,503	USD	2,726,265	Deutsche Bank AG	09/16/26	11,038
THB	155,011,000	USD	4,684,102	Deutsche Bank AG	09/16/26	11,304
THB	4,828,257	USD	145,754	Morgan Stanley & Co. International PLC	09/16/26	497
TWD	69,767,000	USD	2,183,959	Goldman Sachs International	09/16/26	451
TWD	68,038,000	USD	2,129,382	JPMorgan Chase Bank N.A.	09/16/26	893
USD	2,176,754	AUD	3,133,000	Bank of America N.A.	09/16/26	10,557
USD	3,524,711	AUD	5,033,000	Bank of America N.A.	09/16/26	44,830
USD	34,932,587	AUD	49,673,000	Barclays Bank PLC	09/16/26	588,037
USD	11,366,019	AUD	16,276,000	Deutsche Bank AG	09/16/26	112,584
USD	15,267,841	AUD	21,779,000	Deutsche Bank AG	09/16/26	209,561
USD	49,399,421	AUD	70,479,080	Goldman Sachs International	09/16/26	669,281
USD	2,697,345	AUD	3,884,000	HSBC Bank PLC	09/16/26	11,897
USD	5,352,611	AUD	7,597,000	HSBC Bank PLC	09/16/26	99,947
USD	13,348,689	AUD	19,052,000	HSBC Bank PLC	09/16/26	175,891
USD	16,557,027	AUD	23,595,000	JPMorgan Chase Bank N.A.	09/16/26	243,141
USD	2,008,172	BRL	10,552,000	Citibank N.A.	09/16/26	781
USD	1,739,878	BRL	9,049,000	HSBC Bank PLC	09/16/26	18,414
USD	4,480,226	BRL	23,496,000	HSBC Bank PLC	09/16/26	10,394
USD	4,569,927	BRL	23,617,200	HSBC Bank PLC	09/16/26	77,038
USD	9,846,186	BRL	51,275,000	HSBC Bank PLC	09/16/26	91,733
USD	9,930,102	BRL	51,584,000	HSBC Bank PLC	09/16/26	116,865
USD	1,481,054	BRL	7,700,000	State Street Bank and Trust Co.	09/16/26	16,221
USD	10,896,784	CAD	15,142,000	Citibank N.A.	09/16/26	184,219
USD	17,879,822	CAD	25,155,000	Citibank N.A.	09/16/26	83,324
USD	6,968,570	CAD	9,843,000	HSBC Bank PLC	09/16/26	4,907
USD	7,319,992	CAD	10,342,000	HSBC Bank PLC	09/16/26	3,301
USD	8,244,748	CAD	11,502,000	Morgan Stanley & Co. International PLC	09/16/26	107,386
USD	16,068,165	CAD	22,290,000	Morgan Stanley & Co. International PLC	09/16/26	298,579
USD	18,666,998	CAD	25,987,000	Morgan Stanley & Co. International PLC	09/16/26	281,882
USD	21,367,075	CAD	29,635,000	Morgan Stanley & Co. International PLC	09/16/26	401,095
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock Systematic Multi-Strategy Fund

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	21,423,056	CAD	29,715,000	Morgan Stanley & Co. International PLC	09/16/26	$ 400,479
USD	3,914,752	CAD	5,531,000	Royal Bank of Canada	09/16/26	1,715
USD	12,987,214	CAD	18,083,000	Royal Bank of Canada	09/16/26	193,970
USD	17,927,489	CAD	25,257,000	Royal Bank of Canada	09/16/26	58,829
USD	1,541,676	CLP	1,409,801,500	BNP Paribas SA	09/16/26	10,972
USD	2,193,690	CLP	1,986,655,000	BNP Paribas SA	09/16/26	36,662
USD	1,568,509	CLP	1,406,168,500	Citibank N.A.	09/16/26	41,750
USD	1,566,965	CLP	1,442,594,740	Deutsche Bank AG	09/16/26	655
USD	2,273,149	CLP	2,078,761,000	Deutsche Bank AG	09/16/26	16,117
USD	18,098,086	CLP	16,584,470,660	HSBC Bank PLC	09/16/26	91,354
USD	3,072,493	COP	10,661,551,000	Citibank N.A.	09/16/26	8,582
USD	17,534,564	EUR	15,105,000	BNP Paribas SA	09/16/26	221,002
USD	19,436,161	EUR	16,866,000	BNP Paribas SA	09/16/26	104,116
USD	2,269,777	EUR	1,950,000	Deutsche Bank AG	09/16/26	34,660
USD	6,104,575	EUR	5,241,000	HSBC Bank PLC	09/16/26	97,268
USD	9,761,112	EUR	8,515,000	HSBC Bank PLC	09/16/26	1,100
USD	19,772,232	EUR	17,019,000	HSBC Bank PLC	09/16/26	264,816
USD	12,684,152	EUR	10,935,000	Morgan Stanley & Co. International PLC	09/16/26	150,302
USD	9,853,048	GBP	7,398,000	HSBC Bank PLC	09/16/26	40,023
USD	151,314,325	GBP	112,812,560	JPMorgan Chase Bank N.A.	09/16/26	1,674,893
USD	6,679,537	GBP	4,980,000	State Street Bank and Trust Co.	09/16/26	73,851
USD	2,092,400	IDR	37,509,177,090	Goldman Sachs International	09/16/26	10,423
USD	2,970,473	IDR	53,326,271,460	Goldman Sachs International	09/16/26	10,555
USD	2,772,023	IDR	49,788,302,500	JPMorgan Chase Bank N.A.	09/16/26	8,483
USD	3,797,201	IDR	68,372,407,500	JPMorgan Chase Bank N.A.	09/16/26	2,136
USD	666,248	INR	63,323,000	Barclays Bank PLC	09/16/26	1,110
USD	6,089,155	INR	579,556,000	Goldman Sachs International	09/16/26	1,566
USD	12,948,716	JPY	2,082,147,000	Barclays Bank PLC	09/16/26	64,716
USD	3,559,627	JPY	566,437,000	Deutsche Bank AG	09/16/26	54,603
USD	6,214,763	JPY	999,679,000	Deutsche Bank AG	09/16/26	28,906
USD	884,741	JPY	140,697,000	JPMorgan Chase Bank N.A.	09/16/26	14,130
USD	5,649,156	JPY	899,230,860	JPMorgan Chase Bank N.A.	09/16/26	84,857
USD	1,819,768	KRW	2,749,761,000	Bank of America N.A.	09/16/26	40,207
USD	9,337,900	KRW	14,160,925,000	Goldman Sachs International	09/16/26	173,384
USD	1,801,385	KRW	2,745,294,000	JPMorgan Chase Bank N.A.	09/16/26	24,715
USD	1,975,339	KRW	3,029,538,000	JPMorgan Chase Bank N.A.	09/16/26	14,715
USD	26,026,565	KRW	39,879,204,000	JPMorgan Chase Bank N.A.	09/16/26	217,967
USD	1,713,020	NZD	2,937,000	Bank of America N.A.	09/16/26	40,704
USD	24,163,457	NZD	41,351,000	Barclays Bank PLC	09/16/26	618,363
USD	5,389,949	NZD	9,450,000	Citibank N.A.	09/16/26	9,157
USD	8,026,604	NZD	13,819,000	Citibank N.A.	09/16/26	158,121
USD	47,264,590	NZD	80,842,261	Morgan Stanley & Co. International PLC	09/16/26	1,233,331
USD	65,814,660	PHP	4,057,934,470	Deutsche Bank AG	09/16/26	3,202
USD	40,720,938	SGD	52,043,313	HSBC Bank PLC	09/16/26	279,321
USD	12,903,449	THB	423,194,420	HSBC Bank PLC	09/16/26	84,555
USD	108,710	TWD	3,437,500	Bank of America N.A.	09/16/26	1,082
USD	2,044,807	TWD	65,050,000	HSBC Bank PLC	09/16/26	8,086
USD	1,058,515	TWD	33,487,177	JPMorgan Chase Bank N.A.	09/16/26	10,029
USD	10,758,093	TWD	340,300,000	JPMorgan Chase Bank N.A.	09/16/26	103,274
USD	5,332,131	TWD	168,604,253	Societe Generale	09/16/26	53,119
USD	6,831,785	ZAR	111,470,000	Barclays Bank PLC	09/16/26	68,321
USD	3,992,455	ZAR	64,980,000	Citibank N.A.	09/16/26	49,781
USD	5,405,586	ZAR	88,720,000	Deutsche Bank AG	09/16/26	22,483
USD	4,076,723	ZAR	66,928,000	Goldman Sachs International	09/16/26	15,854
USD	2,656,899	ZAR	43,351,000	HSBC Bank PLC	09/16/26	26,569
ZAR	12,490,000	USD	753,912	Barclays Bank PLC	09/16/26	3,922
ZAR	63,828,000	USD	3,850,119	Deutsche Bank AG	09/16/26	22,657
ZAR	76,804,000	USD	4,626,217	Deutsche Bank AG	09/16/26	33,880
ZAR	1,524,000	USD	92,426	Goldman Sachs International	09/16/26	43
ZAR	908,760,000	USD	54,648,778	Goldman Sachs International	09/16/26	490,410
ZAR	97,227,000	USD	5,827,590	HSBC Bank PLC	09/16/26	71,677
ZAR	544,683,490	USD	32,694,366	Royal Bank of Canada	09/16/26	354,410

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock Systematic Multi-Strategy Fund

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
MXN	74,530,000	USD	4,233,529	Deutsche Bank AG	09/17/26	$ 1,528
MXN	18,635,000	USD	1,058,103	Morgan Stanley & Co. International PLC	09/17/26	803
MXN	160,689,000	USD	9,129,876	Morgan Stanley & Co. International PLC	09/17/26	1,037
USD	1,955,615	MXN	34,355,854	Barclays Bank PLC	09/17/26	3,395
USD	13,208,336	MXN	232,225,000	Citibank N.A.	09/17/26	12,497
USD	2,823,405	MXN	48,968,000	Deutsche Bank AG	09/17/26	40,871
USD	6,531,510	MXN	114,814,146	Deutsche Bank AG	09/17/26	7,367
USD	6,718,072	MXN	117,227,000	Deutsche Bank AG	09/17/26	56,823
USD	7,094,044	MXN	123,989,000	Deutsche Bank AG	09/17/26	48,554
USD	32,660,500	MXN	572,856,050	HSBC Bank PLC	09/17/26	108,809
USD	4,049,167	MXN	70,416,000	Morgan Stanley & Co. International PLC	09/17/26	47,883
USD	5,188,751	MXN	91,280,500	State Street Bank and Trust Co.	09/17/26	1,872
						18,701,303
AUD	4,084,000	USD	2,878,558	Bank of America N.A.	09/16/26	(54,828)
AUD	4,332,000	USD	3,056,962	Bank of America N.A.	09/16/26	(61,762)
AUD	950,000	USD	667,513	Citibank N.A.	09/16/26	(10,671)
AUD	14,300,000	USD	10,076,152	Deutsche Bank AG	09/16/26	(188,948)
AUD	193,000	USD	135,450	HSBC Bank PLC	09/16/26	(2,007)
AUD	26,474,000	USD	18,610,137	Morgan Stanley & Co. International PLC	09/16/26	(305,674)
AUD	37,497,000	USD	26,292,366	Morgan Stanley & Co. International PLC	09/16/26	(366,459)
BRL	16,124,000	USD	3,068,590	Citibank N.A.	09/16/26	(1,193)
CAD	10,797,000	USD	7,682,562	Citibank N.A.	09/16/26	(43,970)
CAD	7,688,000	USD	5,440,078	HSBC Bank PLC	09/16/26	(1,021)
CAD	11,253,000	USD	7,965,028	HSBC Bank PLC	09/16/26	(3,828)
CAD	9,108,000	USD	6,526,927	Morgan Stanley & Co. International PLC	09/16/26	(83,257)
CAD	60,216,480	USD	43,450,999	Royal Bank of Canada	09/16/26	(849,430)
CHF	564,000	EUR	614,948	Barclays Bank PLC	09/16/26	(996)
CHF	1,777,000	EUR	1,936,555	Barclays Bank PLC	09/16/26	(2,031)
CHF	2,164,000	EUR	2,365,831	Barclays Bank PLC	09/16/26	(11,103)
CHF	28,128,846	EUR	30,713,263	Citibank N.A.	09/16/26	(99,504)
CHF	1,380,000	EUR	1,506,652	JPMorgan Chase Bank N.A.	09/16/26	(4,722)
CHF	14,806,000	EUR	16,166,194	JPMorgan Chase Bank N.A.	09/16/26	(52,205)
CLP	2,605,528,000	USD	2,938,897	BNP Paribas SA	09/16/26	(109,923)
CZK	180,368,000	EUR	7,446,331	Barclays Bank PLC	09/16/26	(38,262)
CZK	33,255,000	EUR	1,373,055	BNP Paribas SA	09/16/26	(7,229)
CZK	67,825,500	EUR	2,791,676	Citibank N.A.	09/16/26	(4,715)
CZK	189,614,120	EUR	7,814,557	HSBC Bank PLC	09/16/26	(24,759)
CZK	53,852,000	EUR	2,224,051	JPMorgan Chase Bank N.A.	09/16/26	(12,363)
CZK	170,586,000	EUR	7,037,028	JPMorgan Chase Bank N.A.	09/16/26	(29,926)
CZK	170,590,000	EUR	7,037,457	Morgan Stanley & Co. International PLC	09/16/26	(30,230)
CZK	190,920,000	EUR	7,879,618	Morgan Stanley & Co. International PLC	09/16/26	(37,815)
CZK	52,439,000	EUR	2,160,900	State Street Bank and Trust Co.	09/16/26	(6,543)
CZK	86,057,000	EUR	3,547,433	State Street Bank and Trust Co.	09/16/26	(12,120)
CZK	93,067,000	EUR	3,826,579	State Street Bank and Trust Co.	09/16/26	(1,852)
EUR	4,511,165	CHF	4,146,000	Barclays Bank PLC	09/16/26	(3,398)
EUR	6,449,542	CHF	5,928,000	Deutsche Bank AG	09/16/26	(5,518)
EUR	157,547	NOK	1,791,000	BNP Paribas SA	09/16/26	(162)
EUR	3,220,000	USD	3,698,927	Bank of America N.A.	09/16/26	(8,118)
EUR	4,766,000	USD	5,481,686	Bank of America N.A.	09/16/26	(18,831)
EUR	990,000	USD	1,152,514	Barclays Bank PLC	09/16/26	(17,762)
EUR	8,423,530	USD	9,781,855	Barclays Bank PLC	09/16/26	(126,687)
EUR	26,006,000	USD	30,160,198	Barclays Bank PLC	09/16/26	(351,758)
EUR	14,851,000	USD	17,118,376	BNP Paribas SA	09/16/26	(95,953)
EUR	8,693,000	USD	10,051,533	Morgan Stanley & Co. International PLC	09/16/26	(87,495)
GBP	19,965,000	USD	26,707,121	Barclays Bank PLC	09/16/26	(224,686)
GBP	660,000	USD	885,619	BNP Paribas SA	09/16/26	(10,166)
GBP	16,686,000	USD	22,356,370	HSBC Bank PLC	09/16/26	(223,342)
GBP	1,951,000	USD	2,615,113	UBS AG	09/16/26	(27,222)
HUF	546,251,000	EUR	1,549,767	HSBC Bank PLC	09/16/26	(26,909)
IDR	590,504,392,355	USD	32,838,638	Bank of America N.A.	09/16/26	(62,216)
IDR	78,862,764,000	USD	4,387,358	Deutsche Bank AG	09/16/26	(10,017)
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock Systematic Multi-Strategy Fund

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
INR	187,565,000	USD	1,976,274	Deutsche Bank AG	09/16/26	$ (6,113)
INR	484,758,000	USD	5,102,018	Deutsche Bank AG	09/16/26	(10,176)
INR	211,602,000	USD	2,224,930	Goldman Sachs International	09/16/26	(2,287)
INR	244,083,000	USD	2,569,051	Goldman Sachs International	09/16/26	(5,232)
INR	175,356,000	USD	1,843,906	HSBC Bank PLC	09/16/26	(1,987)
INR	319,351,000	USD	3,357,356	HSBC Bank PLC	09/16/26	(2,930)
INR	230,535,000	USD	2,424,210	JPMorgan Chase Bank N.A.	09/16/26	(2,697)
INR	380,818,000	USD	4,008,610	UBS AG	09/16/26	(8,542)
JPY	631,224,000	USD	3,969,975	Citibank N.A.	09/16/26	(64,059)
JPY	257,027,000	USD	1,598,504	HSBC Bank PLC	09/16/26	(8,061)
JPY	479,503,000	USD	2,993,637	HSBC Bank PLC	09/16/26	(26,548)
JPY	505,345,000	USD	3,174,088	HSBC Bank PLC	09/16/26	(47,092)
JPY	874,765,000	USD	5,498,216	HSBC Bank PLC	09/16/26	(85,307)
JPY	302,079,000	USD	1,892,823	JPMorgan Chase Bank N.A.	09/16/26	(23,605)
JPY	400,914,000	USD	2,518,035	JPMorgan Chase Bank N.A.	09/16/26	(37,242)
JPY	492,853,000	USD	3,064,658	JPMorgan Chase Bank N.A.	09/16/26	(14,961)
JPY	878,276,000	USD	5,520,444	JPMorgan Chase Bank N.A.	09/16/26	(85,810)
JPY	1,146,508,000	USD	7,136,802	Morgan Stanley & Co. International PLC	09/16/26	(42,390)
JPY	1,346,121,000	USD	8,437,218	Morgan Stanley & Co. International PLC	09/16/26	(107,632)
KRW	423,069,000	USD	275,163	Barclays Bank PLC	09/16/26	(1,366)
KRW	106,066,386,485	USD	69,955,867	BNP Paribas SA	09/16/26	(1,312,956)
KRW	4,905,604,000	USD	3,183,349	Deutsche Bank AG	09/16/26	(8,592)
KRW	4,920,745,000	USD	3,193,534	Deutsche Bank AG	09/16/26	(8,979)
KRW	6,100,548,000	USD	3,966,546	Deutsche Bank AG	09/16/26	(18,459)
KRW	13,368,517,000	USD	8,809,045	Goldman Sachs International	09/16/26	(157,351)
KRW	3,742,972,415	USD	2,480,005	JPMorgan Chase Bank N.A.	09/16/26	(57,668)
KRW	3,615,599,000	USD	2,343,994	Morgan Stanley & Co. International PLC	09/16/26	(4,089)
KRW	480,239,585	USD	318,258	State Street Bank and Trust Co.	09/16/26	(7,462)
NOK	20,119,000	EUR	1,810,968	Barclays Bank PLC	09/16/26	(45,372)
NOK	34,980,000	EUR	3,085,334	Barclays Bank PLC	09/16/26	(6,314)
NOK	64,228,000	EUR	5,710,070	Barclays Bank PLC	09/16/26	(63,153)
NOK	29,287,000	EUR	2,634,078	Citibank N.A.	09/16/26	(63,610)
NOK	30,180,000	EUR	2,714,419	Citibank N.A.	09/16/26	(65,577)
NOK	7,159,000	EUR	647,799	Goldman Sachs International	09/16/26	(20,039)
NOK	29,676,000	EUR	2,681,389	JPMorgan Chase Bank N.A.	09/16/26	(78,580)
NOK	21,011,000	EUR	1,877,449	Royal Bank of Canada	09/16/26	(31,554)
NZD	5,197,000	USD	3,031,046	Bank of America N.A.	09/16/26	(71,895)
NZD	7,207,000	USD	4,212,816	Bank of America N.A.	09/16/26	(109,179)
NZD	190,000	USD	110,864	Barclays Bank PLC	09/16/26	(2,679)
NZD	5,556,000	USD	3,257,761	HSBC Bank PLC	09/16/26	(94,196)
NZD	6,375,000	USD	3,688,294	HSBC Bank PLC	09/16/26	(58,395)
NZD	6,376,000	USD	3,693,253	HSBC Bank PLC	09/16/26	(62,785)
NZD	7,397,000	USD	4,259,156	HSBC Bank PLC	09/16/26	(47,333)
NZD	22,165,000	USD	12,933,122	JPMorgan Chase Bank N.A.	09/16/26	(312,460)
NZD	12,363,000	USD	7,059,619	Morgan Stanley & Co. International PLC	09/16/26	(20,177)
NZD	12,462,000	USD	7,150,035	Morgan Stanley & Co. International PLC	09/16/26	(54,222)
NZD	14,456,000	USD	8,446,164	Morgan Stanley & Co. International PLC	09/16/26	(214,975)
PHP	19,132,949	USD	310,948	Bank of America N.A.	09/16/26	(651)
PHP	10,123,919	USD	166,910	Deutsche Bank AG	09/16/26	(2,720)
PHP	21,247,738	USD	346,049	Deutsche Bank AG	09/16/26	(1,454)
PHP	64,127,450	USD	1,043,826	Deutsche Bank AG	09/16/26	(3,809)
PHP	75,280,050	USD	1,225,281	Deutsche Bank AG	09/16/26	(4,392)
PHP	160,240,000	USD	2,647,720	Goldman Sachs International	09/16/26	(48,952)
PHP	160,349,741	USD	2,657,437	Goldman Sachs International	09/16/26	(56,890)
PHP	170,937,250	USD	2,788,835	Goldman Sachs International	09/16/26	(16,580)
PHP	23,774,672	USD	390,148	HSBC Bank PLC	09/16/26	(4,571)
PHP	88,712,259	USD	1,469,427	JPMorgan Chase Bank N.A.	09/16/26	(30,694)
PHP	158,033,878	USD	2,592,887	JPMorgan Chase Bank N.A.	09/16/26	(29,899)
PHP	159,235,000	USD	2,635,032	JPMorgan Chase Bank N.A.	09/16/26	(52,564)
PHP	160,240,000	USD	2,649,778	JPMorgan Chase Bank N.A.	09/16/26	(51,010)
PHP	232,069,000	USD	3,835,855	JPMorgan Chase Bank N.A.	09/16/26	(72,167)
PHP	247,279,000	USD	4,035,041	JPMorgan Chase Bank N.A.	09/16/26	(24,677)

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock Systematic Multi-Strategy Fund

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
PHP	286,041,500	USD	4,701,719	JPMorgan Chase Bank N.A.	09/16/26	$ (62,706)
PHP	317,282,081	USD	5,235,246	JPMorgan Chase Bank N.A.	09/16/26	(89,575)
PHP	336,703,551	USD	5,474,142	JPMorgan Chase Bank N.A.	09/16/26	(13,494)
PHP	94,574,704	USD	1,540,004	Morgan Stanley & Co. International PLC	09/16/26	(6,194)
PHP	363,848,000	USD	5,908,062	Societe Generale	09/16/26	(7,186)
PHP	126,051,557	USD	2,053,338	Standard Chartered Bank	09/16/26	(9,038)
PLN	10,923,000	EUR	2,542,863	Citibank N.A.	09/16/26	(11,147)
PLN	11,651,000	EUR	2,708,376	Goldman Sachs International	09/16/26	(7,346)
PLN	9,960,000	EUR	2,337,507	HSBC Bank PLC	09/16/26	(31,747)
PLN	12,097,000	EUR	2,820,964	HSBC Bank PLC	09/16/26	(17,842)
PLN	9,799,000	EUR	2,298,718	Morgan Stanley & Co. International PLC	09/16/26	(30,084)
PLN	6,736,000	EUR	1,575,710	Societe Generale	09/16/26	(15,558)
SEK	6,376,000	EUR	584,239	Citibank N.A.	09/16/26	(9,322)
SEK	38,235,000	EUR	3,457,871	Citibank N.A.	09/16/26	(3,591)
SEK	19,199,000	EUR	1,743,388	Goldman Sachs International	09/16/26	(9,920)
SEK	534,744,760	EUR	48,924,528	HSBC Bank PLC	09/16/26	(696,278)
SEK	49,117,000	EUR	4,452,138	JPMorgan Chase Bank N.A.	09/16/26	(16,222)
SEK	25,051,000	EUR	2,283,821	Royal Bank of Canada	09/16/26	(23,300)
SEK	72,030,000	EUR	6,625,748	Societe Generale	09/16/26	(134,622)
SGD	11,873,000	USD	9,292,042	Bank of America N.A.	09/16/26	(65,817)
SGD	3,101,000	USD	2,411,933	BNP Paribas SA	09/16/26	(2,220)
SGD	7,635,000	USD	5,935,274	Deutsche Bank AG	09/16/26	(2,298)
SGD	7,744,000	USD	6,074,011	Deutsche Bank AG	09/16/26	(56,334)
SGD	12,728,000	USD	9,914,703	Deutsche Bank AG	09/16/26	(24,078)
SGD	8,977,000	USD	7,046,283	HSBC Bank PLC	09/16/26	(70,471)
SGD	3,262,000	USD	2,560,413	JPMorgan Chase Bank N.A.	09/16/26	(25,590)
SGD	4,457,000	USD	3,493,497	Morgan Stanley & Co. International PLC	09/16/26	(30,069)
THB	197,430,000	USD	6,053,164	Deutsche Bank AG	09/16/26	(72,853)
THB	65,815,000	USD	2,020,086	Goldman Sachs International	09/16/26	(26,497)
THB	226,850,000	USD	6,914,051	HSBC Bank PLC	09/16/26	(42,585)
THB	57,981,000	USD	1,788,746	JPMorgan Chase Bank N.A.	09/16/26	(32,456)
THB	78,707,000	USD	2,407,268	JPMorgan Chase Bank N.A.	09/16/26	(23,171)
THB	160,929,000	USD	4,965,259	JPMorgan Chase Bank N.A.	09/16/26	(90,592)
THB	84,787,000	USD	2,585,345	Morgan Stanley & Co. International PLC	09/16/26	(17,080)
TWD	1,153,366,215	USD	36,433,213	Goldman Sachs International	09/16/26	(321,229)
USD	3,732,056	AUD	5,428,000	Bank of America N.A.	09/16/26	(20,932)
USD	12,718,468	AUD	18,505,000	Citibank N.A.	09/16/26	(76,126)
USD	2,990,950	AUD	4,339,000	HSBC Bank PLC	09/16/26	(9,090)
USD	632,993	BRL	3,346,336	Deutsche Bank AG	09/16/26	(3,607)
USD	2,073,588	BRL	10,940,000	HSBC Bank PLC	09/16/26	(7,616)
USD	2,076,383	BRL	10,936,000	HSBC Bank PLC	09/16/26	(4,059)
USD	2,297,958	BRL	12,194,000	HSBC Bank PLC	09/16/26	(21,804)
USD	5,254,948	BRL	27,859,000	HSBC Bank PLC	09/16/26	(44,893)
USD	5,260,733	BRL	27,859,000	HSBC Bank PLC	09/16/26	(39,108)
USD	5,299,509	BRL	28,091,000	HSBC Bank PLC	09/16/26	(44,467)
USD	7,562,872	BRL	40,132,000	HSBC Bank PLC	09/16/26	(71,760)
USD	5,463,583	BRL	28,923,664	State Street Bank and Trust Co.	09/16/26	(38,797)
USD	11,845,629	CAD	16,794,000	HSBC Bank PLC	09/16/26	(35,683)
USD	4,311,924	CAD	6,117,000	JPMorgan Chase Bank N.A.	09/16/26	(15,692)
USD	9,222,866	CAD	13,084,500	Morgan Stanley & Co. International PLC	09/16/26	(34,072)
USD	13,864,001	CAD	19,620,500	Morgan Stanley & Co. International PLC	09/16/26	(16,985)
USD	114,907	CLP	105,907,260	Goldman Sachs International	09/16/26	(83)
USD	2,106,344	COP	7,388,993,436	Deutsche Bank AG	09/16/26	(17,101)
USD	2,630,956	COP	9,220,633,857	Deutsche Bank AG	09/16/26	(18,865)
USD	3,883,213	COP	13,824,354,000	Deutsche Bank AG	09/16/26	(89,624)
USD	589,608	COP	2,065,861,143	Goldman Sachs International	09/16/26	(4,078)
USD	1,262,985	COP	4,411,719,564	Goldman Sachs International	09/16/26	(4,853)
USD	2,084,212	COP	7,366,857,000	HSBC Bank PLC	09/16/26	(32,872)
USD	2,802,724	COP	9,856,277,000	HSBC Bank PLC	09/16/26	(29,768)
USD	13,422,887	EUR	11,742,000	BNP Paribas SA	09/16/26	(35,958)
USD	23,971,700	EUR	21,031,000	BNP Paribas SA	09/16/26	(134,326)
USD	730,564	EUR	638,000	Citibank N.A.	09/16/26	(721)
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock Systematic Multi-Strategy Fund

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	401,093	EUR	350,000	Deutsche Bank AG	09/16/26	$ (81)
USD	19,512,906	EUR	17,061,000	Morgan Stanley & Co. International PLC	09/16/26	(42,650)
USD	1,877,571	GBP	1,423,000	Barclays Bank PLC	09/16/26	(9,958)
USD	1,286,248	GBP	970,000	Goldman Sachs International	09/16/26	(402)
USD	4,257,362	GBP	3,218,000	Morgan Stanley & Co. International PLC	09/16/26	(11,131)
USD	2,158,936	GBP	1,637,000	Societe Generale	09/16/26	(12,451)
USD	1,842,769	IDR	33,243,529,500	Goldman Sachs International	09/16/26	(2,440)
USD	2,077,650	IDR	37,441,332,500	JPMorgan Chase Bank N.A.	09/16/26	(561)
USD	62,376,670	INR	5,997,049,000	Goldman Sachs International	09/16/26	(615,637)
USD	4,542,681	INR	435,797,560	JPMorgan Chase Bank N.A.	09/16/26	(34,886)
USD	1,601,660	INR	153,806,000	Standard Chartered Bank	09/16/26	(13,900)
USD	3,316,632	NZD	5,849,000	HSBC Bank PLC	09/16/26	(13,766)
USD	3,747,971	TWD	119,838,000	State Street Bank and Trust Co.	09/16/26	(4,166)
USD	3,476,325	ZAR	57,469,000	Morgan Stanley & Co. International PLC	09/16/26	(10,617)
ZAR	54,959,500	USD	3,376,285	Deutsche Bank AG	09/16/26	(41,606)
ZAR	43,888,500	USD	2,688,851	HSBC Bank PLC	09/16/26	(25,908)
MXN	108,622,000	USD	6,248,111	Deutsche Bank AG	09/17/26	(75,828)
MXN	142,936,000	USD	8,157,051	Deutsche Bank AG	09/17/26	(34,926)
MXN	143,990,000	USD	8,283,615	Deutsche Bank AG	09/17/26	(101,598)
MXN	68,189,000	USD	3,876,918	Morgan Stanley & Co. International PLC	09/17/26	(2,179)
MXN	91,386,000	USD	5,214,217	Morgan Stanley & Co. International PLC	09/17/26	(21,344)
MXN	25,792,000	USD	1,489,255	Royal Bank of Canada	09/17/26	(23,663)
USD	4,451,465	MXN	78,956,000	HSBC Bank PLC	09/17/26	(35,091)
USD	3,833,970	MXN	67,934,500	State Street Bank and Trust Co.	09/17/26	(26,307)
						(11,855,252)
						$ 6,846,051
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.IG.46.V1	1.00%	Quarterly	06/20/31	USD	98,372	$ (2,186,375)	$ (2,162,382)	$ (23,993)
Centrally Cleared Credit Default Swaps — Sell Protection
Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.46.V2	5.00%	Quarterly	06/20/31	B	USD	277,052	$ 22,739,234	$ 22,414,355	$ 324,879

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Centrally Cleared Inflation Swaps
Paid by the Fund		Received by the Fund		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Reference	Frequency	Rate	Frequency
US CPI for All Urban Consumers NSA	At Termination	2.33%	At Termination	06/29/36	USD	38,230	$ (134,312)	$ 795	$ (135,107)

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock Systematic Multi-Strategy Fund

Centrally Cleared Inflation Swaps (continued)
Paid by the Fund		Received by the Fund		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Reference	Frequency	Rate	Frequency
US CPI for All Urban Consumers NSA	At Termination	2.35%	At Termination	06/29/36	USD	76,360	$ (158,069)	$ 1,589	$ (159,658)
US CPI for All Urban Consumers NSA	At Termination	2.33%	At Termination	06/30/36	USD	56,400	(210,963)	1,173	(212,136)
							$ (503,344)	$ 3,557	$ (506,901)
Centrally Cleared Interest Rate Swaps
Paid by the Fund		Received by the Fund		Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3.80%	Annual	1-day SOFR, 3.68%	Annual	09/16/26 (a)	09/15/28	USD	163,722	$ 674,598	$ (356,645)	$ 1,031,243
3.91%	Annual	1-day SOFR, 3.68%	Annual	09/16/26 (a)	09/15/28	USD	95,419	183,470	308,255	(124,785)
2.86%	Annual	6-mo. EURIBOR, 2.57%	Semi-Annual	09/16/26 (a)	09/16/28	EUR	86,700	(241,801)	(58,467)	(183,334)
2.94%	Annual	6-mo. EURIBOR, 2.57%	Semi-Annual	09/16/26 (a)	09/16/28	EUR	82,880	(381,088)	(76,279)	(304,809)
1-day SOFR, 3.68%	Annual	3.99%	Annual	09/16/26 (a)	09/16/28	USD	99,643	(47,742)	(38,817)	(8,925)
1-day SONIA, 3.73%	Annual	4.32%	Annual	09/16/26 (a)	09/16/28	GBP	70,540	492,088	79,709	412,379
1-day SONIA, 3.73%	Annual	4.45%	Annual	09/16/26 (a)	09/16/28	GBP	61,881	627,138	(78,331)	705,469
1-day SONIA, 3.73%	Annual	4.49%	Annual	09/16/26 (a)	09/16/28	GBP	241,090	2,711,615	442,708	2,268,907
8.08%	Monthly	1-day TIIEFONDEO, 6.63%	Monthly	09/17/26 (a)	09/11/31	MXN	106,170	(79,741)	56	(79,797)
1.81%	Quarterly	1-day THOR, 0.99%	Quarterly	09/16/26 (a)	09/16/31	THB	113,374	(29,267)	39	(29,306)
1.83%	Quarterly	1-day THOR, 0.99%	Quarterly	09/16/26 (a)	09/16/31	THB	96,108	(27,678)	33	(27,711)
1.83%	Quarterly	1-day THOR, 0.99%	Quarterly	09/16/26 (a)	09/16/31	THB	96,108	(27,748)	33	(27,781)
1.97%	Semi-Annual	1-day SORA, 1.19%	Semi-Annual	09/16/26 (a)	09/16/31	SGD	11,420	(47,784)	100	(47,884)
2.74%	Annual	6-mo. EURIBOR, 2.57%	Semi-Annual	09/16/26 (a)	09/16/31	EUR	106,150	64,248	(179,865)	244,113
2.85%	Annual	6-mo. EURIBOR, 2.57%	Semi-Annual	09/16/26 (a)	09/16/31	EUR	34,950	(184,512)	19,762	(204,274)
2.86%	Annual	6-mo. EURIBOR, 2.57%	Semi-Annual	09/16/26 (a)	09/16/31	EUR	72,850	(438,570)	168,616	(607,186)
6-mo. EURIBOR, 2.57%	Semi-Annual	2.88%	Annual	09/16/26 (a)	09/16/31	EUR	36,170	242,444	62,743	179,701
6-mo. EURIBOR, 2.57%	Semi-Annual	2.96%	Annual	09/16/26 (a)	09/16/31	EUR	34,650	382,452	53,867	328,585
2.97%	Annual	6-mo. EURIBOR, 2.57%	Semi-Annual	09/16/26 (a)	09/16/31	EUR	9,770	(112,112)	(65,590)	(46,522)
3.04%	Annual	6-mo. EURIBOR, 2.57%	Semi-Annual	09/16/26 (a)	09/16/31	EUR	78,140	(1,187,483)	(42,543)	(1,144,940)
3.60%	Quarterly	3-mo. KRW CDC, 2.92%	Quarterly	09/16/26 (a)	09/16/31	KRW	13,023,120	121,346	97	121,249
3.61%	Annual	1-day SHIR, 3.75%	Annual	09/16/26 (a)	09/16/31	ILS	15,360	(115,924)	(401)	(115,523)
3.85%	Annual	1-day SOFR, 3.68%	Annual	09/16/26 (a)	09/16/31	USD	83,070	237,940	84,079	153,861
3.88%	Annual	1-day SOFR, 3.68%	Annual	09/16/26 (a)	09/16/31	USD	23,512	40,343	106,385	(66,042)
3.88%	Annual	1-day SOFR, 3.68%	Annual	09/16/26 (a)	09/16/31	USD	20,547	33,415	(30,994)	64,409
3.91%	Quarterly	3-mo. KRW CDC, 2.92%	Quarterly	09/16/26 (a)	09/16/31	KRW	13,212,240	2,257	102	2,155
3.93%	Annual	1-day SOFR, 3.68%	Annual	09/16/26 (a)	09/16/31	USD	43,590	(24,394)	76,654	(101,048)
3.99%	Annual	1-day SOFR, 3.68%	Annual	09/16/26 (a)	09/16/31	USD	56,139	(182,796)	(166,062)	(16,734)
4.03%	Annual	1-day SOFR, 3.68%	Annual	09/16/26 (a)	09/16/31	USD	42,014	(215,640)	77,417	(293,057)
4.27%	Annual	1-day SONIA, 3.73%	Annual	09/16/26 (a)	09/16/31	GBP	33,440	(352,370)	137,285	(489,655)
4.29%	Annual	1-day SONIA, 3.73%	Annual	09/16/26 (a)	09/16/31	GBP	16,770	(194,255)	(44,002)	(150,253)
4.32%	Annual	1-day SONIA, 3.73%	Annual	09/16/26 (a)	09/16/31	GBP	60,095	(793,885)	(112,976)	(680,909)
4.42%	Annual	1-day SONIA, 3.73%	Annual	09/16/26 (a)	09/16/31	GBP	24,477	(471,106)	94,715	(565,821)
4.49%	Annual	1-day SONIA, 3.73%	Annual	09/16/26 (a)	09/16/31	GBP	103,620	(2,434,148)	(355,854)	(2,078,294)
4.71%	Annual	6-mo. WIBOR, 3.90%	Semi-Annual	09/16/26 (a)	09/16/31	PLN	34,900	(299,664)	107	(299,771)
6.74%	Semi-annual	1-day MIBOR, 5.50%	Semi-annual	09/16/26 (a)	09/16/31	INR	351,140	(82,328)	41	(82,369)
7.85%	Quarterly	3-mo. JIBAR, 6.99%	Quarterly	09/16/26 (a)	09/16/31	ZAR	65,480	(71,641)	43	(71,684)
3.56%	Quarterly	3-mo. KLIBOR, 3.45%	Quarterly	09/17/26 (a)	09/17/31	MYR	28,650	5,255	81	5,174
6-mo. EURIBOR, 2.57%	Semi-Annual	2.92%	Annual	09/16/26 (a)	09/16/36	EUR	9,160	(7,630)	(3,868)	(3,762)
6-mo. EURIBOR, 2.57%	Semi-Annual	2.96%	Annual	09/16/26 (a)	09/16/36	EUR	60,242	167,118	(35,826)	202,944
6-mo. EURIBOR, 2.57%	Semi-Annual	3.08%	Annual	09/16/26 (a)	09/16/36	EUR	18,815	281,621	12,820	268,801
6-mo. EURIBOR, 2.57%	Semi-Annual	3.08%	Annual	09/16/26 (a)	09/16/36	EUR	39,070	557,710	(141,133)	698,843
6-mo. EURIBOR, 2.57%	Semi-Annual	3.09%	Annual	09/16/26 (a)	09/16/36	EUR	16,000	253,920	110,799	143,121
6-mo. EURIBOR, 2.57%	Semi-Annual	3.15%	Annual	09/16/26 (a)	09/16/36	EUR	10,200	219,034	20,360	198,674
6-mo. EURIBOR, 2.57%	Semi-Annual	3.19%	Annual	09/16/26 (a)	09/16/36	EUR	40,300	1,035,749	349,840	685,909
6-mo. EURIBOR, 2.57%	Semi-Annual	3.23%	Annual	09/16/26 (a)	09/16/36	EUR	43,130	1,271,179	63,543	1,207,636
3.88%	Annual	1-day SOFR, 3.68%	Annual	09/16/26 (a)	09/16/36	USD	22,690	287,880	605,923	(318,043)
1-day SOFR, 3.68%	Annual	3.97%	Annual	09/16/26 (a)	09/16/36	USD	45,550	(234,696)	(62,602)	(172,094)
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock Systematic Multi-Strategy Fund

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
1-day SOFR, 3.68%	Annual	4.10%	Annual	09/16/26 (a)	09/16/36	USD	340	$ 1,815	$ (530)	$ 2,345
1-day SONIA, 3.73%	Annual	4.26%	Annual	09/16/26 (a)	09/16/36	GBP	122,440	(1,373,773)	394,492	(1,768,265)
1-day SONIA, 3.73%	Annual	4.40%	Annual	09/16/26 (a)	09/16/36	GBP	2,810	8,234	(13,290)	21,524
1-day SONIA, 3.73%	Annual	4.55%	Annual	09/16/26 (a)	09/16/36	GBP	17,930	341,443	(65,646)	407,089
1-day SONIA, 3.73%	Annual	4.55%	Annual	09/16/26 (a)	09/16/36	GBP	9,410	179,226	(109,959)	289,185
1-day SONIA, 3.73%	Annual	4.56%	Annual	09/16/26 (a)	09/16/36	GBP	16,725	344,331	54,435	289,896
3.03%	Annual	6-mo. EURIBOR, 2.57%	Semi-Annual	09/16/26 (a)	09/16/56	EUR	3,300	38,370	36,948	1,422
3.07%	Annual	6-mo. EURIBOR, 2.57%	Semi-Annual	09/16/26 (a)	09/16/56	EUR	3,530	7,192	2,841	4,351
3.13%	Annual	6-mo. EURIBOR, 2.57%	Semi-Annual	09/16/26 (a)	09/16/56	EUR	1,410	(15,348)	1,628	(16,976)
3.19%	Annual	6-mo. EURIBOR, 2.57%	Semi-Annual	09/16/26 (a)	09/16/56	EUR	9,025	(212,879)	71,928	(284,807)
3.19%	Annual	6-mo. EURIBOR, 2.57%	Semi-Annual	09/16/26 (a)	09/16/56	EUR	9,025	(209,040)	70,662	(279,702)
3.21%	Annual	6-mo. EURIBOR, 2.57%	Semi-Annual	09/16/26 (a)	09/16/56	EUR	6,960	(196,544)	(19,114)	(177,430)
1-day SOFR, 3.68%	Annual	4.14%	Annual	09/16/26 (a)	09/16/56	USD	10,440	(98,099)	(7,834)	(90,265)
1-day SOFR, 3.68%	Annual	4.28%	Annual	09/16/26 (a)	09/16/56	USD	11,650	170,912	(8,631)	179,543
4.64%	Annual	1-day SONIA, 3.73%	Annual	09/16/26 (a)	09/16/56	GBP	60,502	1,904,481	(121,280)	2,025,761
4.78%	Annual	1-day SONIA, 3.73%	Annual	09/16/26 (a)	09/16/56	GBP	1,850	4,979	5,063	(84)
4.83%	Annual	1-day SONIA, 3.73%	Annual	09/16/26 (a)	09/16/56	GBP	2,130	(14,723)	(13,785)	(938)
								$ 2,487,394	$ 1,303,885	$ 1,183,509

(a)	Forward Swap.
OTC Total Return Swaps — Future
Reference Entity	Fixed Amount Paid (Received) by the Fund(a)		Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Taiwan Stock Exchange Capitalization Weighted Stock Index Future July 2026	TWD	174,460,775	Citibank N.A.	07/15/26	TWD	174,461	$ 103,571	$ —	$ 103,571
Taiwan Stock Exchange Capitalization Weighted Stock Index Future July 2026	TWD	58,178,465	Citibank N.A.	07/15/26	TWD	58,178	(64,152)	—	(64,152)
BOVESPA Index Future August 2026	BRL	(342,799)	Citibank N.A.	08/12/26	BRL	343	(1,324)	—	(1,324)
BOVESPA Index Future August 2026	BRL	(350,651)	Citibank N.A.	08/12/26	BRL	351	197	—	197
Korean Stock Price 200 Index Future September 2026	KRW	15,148,617,600	Citibank N.A.	09/10/26	KRW	15,148,618	949,709	—	949,709
Korean Stock Price 200 Index Future September 2026	KRW	3,000,702,400	Citibank N.A.	09/10/26	KRW	3,000,702	(148,908)	—	(148,908)
							$ 839,093	$ —	$ 839,093

(a)	At termination, the fixed amount paid (received) will be exchanged for the total return of the reference entity.
Equity Swap Contracts
Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a)
Adobe, Inc.	Goldman Sachs Bank USA	$ 29,867,538	08/18/26	0.20%	1D FEDL01	Monthly	$ (120,572)
ADT, Inc.	BNP Paribas SA	31,432,319	06/14/30	0.20%	1D OBFR01	Monthly	(1,155,410)
Advance Auto Parts, Inc.	Goldman Sachs Bank USA	5,125,287	08/18/26	0.20%	1D FEDL01	Monthly	154,951
Advanced Drainage Systems, Inc.	Goldman Sachs Bank USA	17,348,939	08/18/26	0.20%	1D FEDL01	Monthly	2,558,141
AECOM	Barclays Bank PLC	15,938,753	01/25/27	0.20%	1D OBFR01	Monthly	455,661
Albemarle Corp.	Barclays Bank PLC	33,126,233	01/25/27	0.20%	1D OBFR01	Monthly	(3,904,121)
Alcoa Corp.	Morgan Stanley & Co. International PLC	30,641,300	10/03/28	0.20%	1D FEDL01	Monthly	(2,669,962)

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock Systematic Multi-Strategy Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
Alexandria Real Estate Equities, Inc.	HSBC Bank PLC	$ 27,046,766	02/09/28	0.20%	1D OBFR01	Monthly	$ 1,393,775
Allegion plc	Morgan Stanley & Co. International PLC	28,051,360	10/03/28	0.20%	1D FEDL01	Monthly	2,048,201
Allstate Corp.	Barclays Bank PLC	7,347,373	01/25/27	0.15%	1D OBFR01	Monthly	507,740
Allstate Corp.	HSBC Bank PLC	17,542,407	02/09/28	0.20%	1D OBFR01	Monthly	1,869,928
Allstate Corp.	HSBC Bank PLC	26,523,088	02/09/28	0.20%	1D OBFR01	Monthly	2,809,441
Alphabet, Inc., Class A	Morgan Stanley & Co. International PLC	990,637	10/03/28	0.20%	1D FEDL01	Monthly	(7)
Altria Group, Inc.	Barclays Bank PLC	12,318,419	01/25/27	0.16%	1D OBFR01	Monthly	289,524
Amdocs Ltd.	Citibank N.A.	13,879,985	02/24/28	0.20%	1D OBFR01	Monthly	(276,386)
American Airlines Group, Inc.	Morgan Stanley & Co. International PLC	29,179,021	10/03/28	0.20%	1D FEDL01	Monthly	493,545
American Electric Power Co., Inc.	Barclays Bank PLC	3,501,630	01/25/27	0.15%	1D OBFR01	Monthly	121,373
American Electric Power Co., Inc.	BNP Paribas SA	12,644,935	06/14/30	0.20%	1D OBFR01	Monthly	937,561
American Express Co.	SG Americas Securities LLC	28,689,127	12/08/27	0.20%	1D OBFR01	Monthly	2,383,871
American International Group, Inc.	Bank of America N.A.	29,281,899	02/15/28	0.20%	1D OBFR01	Monthly	(136,868)
American International Group, Inc.	Goldman Sachs Bank USA	30,289,334	08/18/26	0.20%	1D FEDL01	Monthly	(141,577)
American Tower Corp.	HSBC Bank PLC	23,228,914	02/09/28	0.20%	1D OBFR01	Monthly	(2,947,706)
Amgen, Inc.	BNP Paribas SA	28,329,167	06/14/30	0.20%	1D OBFR01	Monthly	3,110,816
Amkor Technology, Inc.	SG Americas Securities LLC	29,319,762	12/08/27	0.20%	1D OBFR01	Monthly	2,596,893
Antero Resources Corp.	Barclays Bank PLC	18,769,995	01/25/27	0.20%	1D OBFR01	Monthly	612,245
APA Corp.	Barclays Bank PLC	29,462,069	01/25/27	0.19%	1D OBFR01	Monthly	(1,404,186)
APA Corp.	BNP Paribas SA	32,795,744	06/14/30	0.20%	1D OBFR01	Monthly	(5,127,041)
Aramark	Barclays Bank PLC	11,877,015	01/25/27	0.20%	1D OBFR01	Monthly	743,007
Archer-Daniels-Midland Co.	Bank of America N.A.	5,547,156	02/15/28	0.20%	1D OBFR01	Monthly	(200,837)
Arrow Electronics, Inc.	BNP Paribas SA	3,796,584	06/14/30	0.20%	1D OBFR01	Monthly	(174,163)
Autodesk, Inc.	BNP Paribas SA	34,767,034	06/14/30	0.20%	1D OBFR01	Monthly	(5,709,020)
AutoZone, Inc.	Barclays Bank PLC	27,984,056	01/25/27	0.16%	1D OBFR01	Monthly	2,259,124
Avery Dennison Corp.	Barclays Bank PLC	28,437,266	01/25/27	0.17%	1D OBFR01	Monthly	879,410
Avis Budget Group, Inc.	BNP Paribas SA	4,428,725	06/14/30	0.20%	1D OBFR01	Monthly	(744,801)
Ball Corp.	BNP Paribas SA	27,924,988	06/14/30	0.20%	1D OBFR01	Monthly	3,684,419
Ball Corp.	HSBC Bank PLC	20,391,283	02/09/28	0.20%	1D OBFR01	Monthly	3,698,424
Barrick Mining Corp., Class A	Barclays Bank PLC	30,642,533	01/25/27	0.20%	1D OBFR01	Monthly	(2,377,622)
Barrick Mining Corp., Class A	BNP Paribas SA	32,298,490	06/14/30	0.20%	1D OBFR01	Monthly	(2,735,394)
Bath & Body Works, Inc.	BNP Paribas SA	2,218,828	06/14/30	0.20%	1D OBFR01	Monthly	291,124
Becton Dickinson & Co.	Barclays Bank PLC	27,012,521	01/25/27	0.15%	1D OBFR01	Monthly	2,038,753
Block, Inc., Class A	BNP Paribas SA	26,985,109	06/14/30	0.20%	1D OBFR01	Monthly	2,247,379
BorgWarner, Inc.	HSBC Bank PLC	33,419,147	02/09/28	0.20%	1D OBFR01	Monthly	(3,844,786)
Boston Scientific Corp.	BNP Paribas SA	34,852,123	06/14/30	0.20%	1D OBFR01	Monthly	(6,044,915)
Boston Scientific Corp.	Goldman Sachs Bank USA	29,817,280	08/18/26	0.20%	1D FEDL01	Monthly	(2,260,853)
Boyd Gaming Corp.	Goldman Sachs Bank USA	1,369,844	08/18/26	0.20%	1D FEDL01	Monthly	10,313
Bristol-Myers Squibb Co.	Barclays Bank PLC	29,240,268	01/25/27	0.20%	1D OBFR01	Monthly	1,560,906
Bristol-Myers Squibb Co.	Barclays Bank PLC	2,302,077	01/25/27	0.20%	1D OBFR01	Monthly	80,856
CACI International, Inc., Class A	Goldman Sachs Bank USA	30,017,460	08/18/26	0.20%	1D FEDL01	Monthly	(2,457,660)
Cardinal Health, Inc.	Bank of America N.A.	27,192,019	02/15/28	0.20%	1D OBFR01	Monthly	1,406,166
Cardinal Health, Inc.	Barclays Bank PLC	18,851,823	01/25/27	0.20%	1D OBFR01	Monthly	1,254,306
Carnival Corp. Ltd.	Goldman Sachs Bank USA	31,036,618	08/18/26	0.20%	1D FEDL01	Monthly	(1,577,891)
Carnival Corp. Ltd.	Morgan Stanley & Co. International PLC	836,981	10/03/28	0.20%	1D FEDL01	Monthly	(14,594)
Caterpillar, Inc.	BNP Paribas SA	27,982,437	06/14/30	0.20%	1D OBFR01	Monthly	3,716,441
CBRE Group, Inc., Class A	Goldman Sachs Bank USA	1,173,095	08/18/26	0.20%	1D FEDL01	Monthly	4,634
Celanese Corp., Class A	Goldman Sachs Bank USA	14,064,750	08/18/26	0.20%	1D FEDL01	Monthly	(1,541,894)
CF Industries Holdings, Inc.	Goldman Sachs Bank USA	26,706,399	08/18/26	0.20%	1D FEDL01	Monthly	339,763
Chubb Ltd.	Barclays Bank PLC	28,508,658	01/25/27	0.20%	1D OBFR01	Monthly	1,362,314
Church & Dwight Co., Inc.	Barclays Bank PLC	157,202	01/25/27	0.15%	1D OBFR01	Monthly	5,266
Cigna Group	SG Americas Securities LLC	12,972,649	12/08/27	0.20%	1D OBFR01	Monthly	(588,828)
Clean Harbors, Inc.	Barclays Bank PLC	217,020	01/25/27	0.20%	1D OBFR01	Monthly	7,043
CNX Resources Corp.	Goldman Sachs Bank USA	27,329,476	08/18/26	0.20%	1D FEDL01	Monthly	804,296
Coca-Cola Consolidated, Inc.	Barclays Bank PLC	27,860,813	01/25/27	0.20%	1D OBFR01	Monthly	1,871,923
Colgate-Palmolive Co.	Barclays Bank PLC	19,698,395	01/25/27	0.17%	1D OBFR01	Monthly	668,684
Comcast Corp., Class A	BNP Paribas SA	24,240,587	06/14/30	0.20%	1D OBFR01	Monthly	1,821,128
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock Systematic Multi-Strategy Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
ConocoPhillips	BNP Paribas SA	$ 4,108,082	06/14/30	0.20%	1D OBFR01	Monthly	$ (269,255)
Consolidated Edison, Inc.	Bank of America N.A.	10,161,551	02/15/28	0.20%	1D OBFR01	Monthly	274,509
Constellation Brands, Inc., Class A	BNP Paribas SA	10,658,248	06/14/30	0.20%	1D OBFR01	Monthly	(172,949)
Corning, Inc.	Citibank N.A.	19,774,169	02/24/28	0.20%	1D OBFR01	Monthly	4,297,298
CRH PLC	Barclays Bank PLC	21,692,415	01/25/27	0.17%	1D OBFR01	Monthly	(828,699)
Crocs, Inc.	Barclays Bank PLC	18,642,423	01/25/27	0.16%	1D OBFR01	Monthly	(475,849)
Crown Castle, Inc.	Goldman Sachs Bank USA	20,622,071	08/18/26	0.20%	1D FEDL01	Monthly	(2,778,568)
Crown Holdings, Inc.	Morgan Stanley & Co. International PLC	27,815,622	10/03/28	0.20%	1D FEDL01	Monthly	2,317,519
Cummins, Inc.	Morgan Stanley & Co. International PLC	4,787,099	10/03/28	0.20%	1D FEDL01	Monthly	(22,143)
D.R. Horton, Inc.	Barclays Bank PLC	12,226,320	01/25/27	0.20%	1D OBFR01	Monthly	544,124
Danaher Corp.	Barclays Bank PLC	26,245,605	01/25/27	0.20%	1D OBFR01	Monthly	1,810,194
Danaher Corp.	BNP Paribas SA	2,383,153	06/14/30	0.20%	1D OBFR01	Monthly	420,522
Darden Restaurants, Inc.	Citibank N.A.	30,100,608	02/24/28	0.20%	1D OBFR01	Monthly	(850,484)
DaVita, Inc.	Morgan Stanley & Co. International PLC	28,917,388	10/03/28	0.20%	1D FEDL01	Monthly	1,765,274
Deere & Co.	Barclays Bank PLC	26,000,509	01/25/27	0.20%	1D OBFR01	Monthly	1,436,166
Dell Technologies, Inc., Class C	Barclays Bank PLC	9,195,290	01/25/27	0.20%	1D OBFR01	Monthly	280,003
Dell Technologies, Inc., Class C	Goldman Sachs Bank USA	24,142,192	08/18/26	0.20%	1D FEDL01	Monthly	1,050,326
Devon Energy Corp.	Barclays Bank PLC	712,693	01/25/27	0.20%	1D OBFR01	Monthly	(28,640)
Dollar General Corp.	SG Americas Securities LLC	27,041,803	12/08/27	0.20%	1D OBFR01	Monthly	2,098,638
Dollar Tree, Inc.	Goldman Sachs Bank USA	27,272,815	08/18/26	0.20%	1D FEDL01	Monthly	1,954,027
Dow, Inc.	Barclays Bank PLC	23,680,484	01/25/27	0.19%	1D OBFR01	Monthly	(2,495,773)
Encompass Health Corp.	HSBC Bank PLC	17,959,765	02/09/28	0.20%	1D OBFR01	Monthly	(5,329)
EQT Corp.	BNP Paribas SA	30,055,806	06/14/30	0.20%	1D OBFR01	Monthly	(1,277,703)
EQT Corp.	Goldman Sachs Bank USA	29,348,345	08/18/26	0.20%	1D FEDL01	Monthly	1,396,144
Equifax, Inc.	Goldman Sachs Bank USA	14,562,765	08/18/26	0.20%	1D FEDL01	Monthly	(328,596)
Estee Lauder Cos, Inc., Class A	Barclays Bank PLC	281,860	01/25/27	0.20%	1D OBFR01	Monthly	(9)
Eversource Energy	HSBC Bank PLC	27,736,870	02/09/28	0.20%	1D OBFR01	Monthly	1,702,748
Exelon Corp.	Barclays Bank PLC	30,336,295	01/25/27	0.18%	1D OBFR01	Monthly	449,035
Fair Isaac Corp.	Barclays Bank PLC	9,993,277	01/25/27	0.17%	1D OBFR01	Monthly	952,103
FedEx Corp.	Bank of America N.A.	31,369,517	02/15/28	0.20%	1D OBFR01	Monthly	(2,366,477)
FedEx Corp.	BNP Paribas SA	28,760,477	06/14/30	0.20%	1D OBFR01	Monthly	(1,067,260)
Fidelity National Financial, Inc., Class A	Citibank N.A.	4,247,084	02/24/28	0.20%	1D OBFR01	Monthly	19,905
Fidelity National Information Services, Inc.	BNP Paribas SA	14,904,325	06/14/30	0.20%	1D OBFR01	Monthly	(769,462)
FirstEnergy Corp.	Barclays Bank PLC	30,238,055	01/25/27	0.20%	1D OBFR01	Monthly	504,399
FirstEnergy Corp.	BNP Paribas SA	499,722	06/14/30	0.20%	1D OBFR01	Monthly	9,288
Fox Corp., Class A	Barclays Bank PLC	5,339,514	01/25/27	0.20%	1D OBFR01	Monthly	236,077
Freeport-McMoRan, Inc.	Citibank N.A.	32,007,313	02/24/28	0.20%	1D OBFR01	Monthly	(2,055,259)
Freeport-McMoRan, Inc.	Goldman Sachs Bank USA	29,669,179	08/18/26	0.20%	1D FEDL01	Monthly	(2,829,362)
Gap, Inc.	Barclays Bank PLC	23,892,448	01/25/27	0.20%	1D OBFR01	Monthly	(1,916,324)
General Dynamics Corp.	Goldman Sachs Bank USA	19,702,326	08/18/26	0.20%	1D FEDL01	Monthly	(293,871)
General Motors Co.	Barclays Bank PLC	29,138,467	01/25/27	0.20%	1D OBFR01	Monthly	(1,159,892)
General Motors Co.	BNP Paribas SA	27,877,825	06/14/30	0.20%	1D OBFR01	Monthly	610,712
Genpact Ltd.	Barclays Bank PLC	3,013,277	01/25/27	0.15%	1D OBFR01	Monthly	(55,514)
Gilead Sciences, Inc.	Barclays Bank PLC	2,212,572	01/25/27	0.20%	1D OBFR01	Monthly	26,047
Halliburton Co.	Goldman Sachs Bank USA	4,926,148	08/18/26	0.20%	1D FEDL01	Monthly	(524,734)
Halliburton Co.	Morgan Stanley & Co. International PLC	13,728,579	10/03/28	0.20%	1D FEDL01	Monthly	(95,176)
Hartford Insurance Group, Inc.	Goldman Sachs Bank USA	29,390,080	08/18/26	0.20%	1D FEDL01	Monthly	611,256
Hasbro, Inc.	BNP Paribas SA	33,156,767	06/14/30	0.20%	1D OBFR01	Monthly	(4,185,434)
HCA Healthcare, Inc.	Bank of America N.A.	30,753,034	02/15/28	0.20%	1D OBFR01	Monthly	(6,309)
HCA Healthcare, Inc.	Morgan Stanley & Co. International PLC	28,425,800	10/03/28	0.20%	1D FEDL01	Monthly	972,686
Hershey Co.	Morgan Stanley & Co. International PLC	27,755,954	10/03/28	0.20%	1D FEDL01	Monthly	740,635
HF Sinclair Corp.	SG Americas Securities LLC	2,194,359	12/08/27	0.19%	1D OBFR01	Monthly	74,908
Home Depot, Inc.	Barclays Bank PLC	29,305,000	01/25/27	0.15%	1D OBFR01	Monthly	2,338,155

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock Systematic Multi-Strategy Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
Host Hotels & Resorts, Inc.	BNP Paribas SA	$ 20,773,014	06/14/30	0.20%	1D OBFR01	Monthly	$ 2,254,968
Host Hotels & Resorts, Inc.	Morgan Stanley & Co. International PLC	29,977,502	10/03/28	0.20%	1D FEDL01	Monthly	(1,693,914)
Howmet Aerospace, Inc.	BNP Paribas SA	28,735,436	06/14/30	0.20%	1D OBFR01	Monthly	977,896
HP, Inc.	Citibank N.A.	10,523,181	02/24/28	0.20%	1D OBFR01	Monthly	(706,589)
Huntington Ingalls Industries, Inc.	Barclays Bank PLC	28,064,053	01/25/27	0.20%	1D OBFR01	Monthly	163,974
Illumina, Inc.	Bank of America N.A.	26,587,747	02/15/28	0.20%	1D OBFR01	Monthly	1,424,258
Ingersoll Rand, Inc.	Goldman Sachs Bank USA	2,674,053	08/18/26	0.20%	1D FEDL01	Monthly	181,823
Installed Building Products, Inc.	BNP Paribas SA	26,929,947	06/14/30	0.20%	1D OBFR01	Monthly	2,555,997
Intel Corp.	Barclays Bank PLC	18,807,309	01/25/27	0.20%	1D OBFR01	Monthly	(161,118)
Intercontinental Exchange, Inc.	Citibank N.A.	29,892,104	02/24/28	0.20%	1D OBFR01	Monthly	(1,773,533)
International Paper Co.	Barclays Bank PLC	20,455,948	01/25/27	0.16%	1D OBFR01	Monthly	670,960
Intuit, Inc.	Morgan Stanley & Co. International PLC	7,266,655	10/03/28	0.20%	1D FEDL01	Monthly	67,967
J M Smucker Co.	Goldman Sachs Bank USA	21,234,783	08/18/26	0.20%	1D FEDL01	Monthly	(629,395)
Jabil, Inc.	Barclays Bank PLC	23,848,358	01/25/27	0.20%	1D OBFR01	Monthly	520,916
Johnson Controls International PLC	Barclays Bank PLC	29,927,156	01/25/27	0.20%	1D OBFR01	Monthly	(424,040)
Johnson Controls International PLC	Citibank N.A.	31,569,619	02/24/28	0.20%	1D OBFR01	Monthly	(447,313)
Kinder Morgan, Inc.	HSBC Bank PLC	29,336,816	02/09/28	0.20%	1D OBFR01	Monthly	637,553
Kinder Morgan, Inc.	HSBC Bank PLC	11,670,356	02/09/28	0.20%	1D OBFR01	Monthly	253,622
Kohl’s Corp.	Morgan Stanley & Co. International PLC	5,045,555	10/03/28	0.20%	1D FEDL01	Monthly	33,670
Kroger Co.	Barclays Bank PLC	29,354,335	01/25/27	0.18%	1D OBFR01	Monthly	(131,228)
Kroger Co.	Barclays Bank PLC	28,096,087	01/25/27	0.18%	1D OBFR01	Monthly	(213,918)
L3Harris Technologies, Inc.	Goldman Sachs Bank USA	29,833,192	08/18/26	0.20%	1D FEDL01	Monthly	(1,309,168)
Labcorp Holdings, Inc.	Goldman Sachs Bank USA	26,061,990	08/18/26	0.20%	1D FEDL01	Monthly	1,472,090
Lamb Weston Holdings, Inc.	Barclays Bank PLC	30,315,230	01/25/27	0.16%	1D OBFR01	Monthly	(347,015)
Lamb Weston Holdings, Inc.	SG Americas Securities LLC	24,788,245	12/08/27	0.20%	1D OBFR01	Monthly	349,294
Las Vegas Sands Corp.	Morgan Stanley & Co. International PLC	28,973,915	10/03/28	0.20%	1D FEDL01	Monthly	(966,054)
Leidos Holdings, Inc.	SG Americas Securities LLC	33,823,342	12/08/27	0.20%	1D OBFR01	Monthly	(4,927,489)
Lowe’s Cos., Inc.	Citibank N.A.	6,936,698	02/24/28	0.20%	1D OBFR01	Monthly	197,036
Lowe’s Cos., Inc.	HSBC Bank PLC	29,383,873	02/09/28	0.20%	1D OBFR01	Monthly	1,768,938
Lumen Technologies, Inc.	BNP Paribas SA	32,698,173	06/14/30	0.20%	1D OBFR01	Monthly	(7,026,506)
Macy’s, Inc.	Goldman Sachs Bank USA	23,220,908	08/18/26	0.20%	1D FEDL01	Monthly	(996,843)
Macy’s, Inc.	Goldman Sachs Bank USA	30,059,351	08/18/26	0.20%	1D FEDL01	Monthly	(1,376,299)
Magna International, Inc.	Citibank N.A.	214,898	02/24/28	0.20%	1D OBFR01	Monthly	(977)
Marriott International, Inc., Class A	Morgan Stanley & Co. International PLC	8,255,591	10/03/28	0.20%	1D FEDL01	Monthly	(44,799)
Martin Marietta Materials, Inc.	Goldman Sachs Bank USA	24,626,791	08/18/26	0.20%	1D FEDL01	Monthly	(509,774)
Match Group, Inc.	Bank of America N.A.	4,911,956	02/15/28	0.20%	1D OBFR01	Monthly	288,376
McDonald’s Corp.	Barclays Bank PLC	29,963,386	01/25/27	0.20%	1D OBFR01	Monthly	22,102
McDonald’s Corp.	Goldman Sachs Bank USA	30,335,432	08/18/26	0.20%	1D FEDL01	Monthly	(1,660,947)
Medtronic PLC	Barclays Bank PLC	18,266,900	01/25/27	0.20%	1D OBFR01	Monthly	(239,657)
Microchip Technology, Inc.	BNP Paribas SA	29,511,692	06/14/30	0.20%	1D OBFR01	Monthly	(639,140)
Microsoft Corp.	Goldman Sachs Bank USA	29,277,293	08/18/26	0.20%	1D FEDL01	Monthly	70,801
Mid-America Apartment Communities, Inc.	Bank of America N.A.	29,211,464	02/15/28	0.20%	1D OBFR01	Monthly	342,463
Mohawk Industries, Inc.	BNP Paribas SA	20,848,567	06/14/30	0.20%	1D OBFR01	Monthly	5,163,978
Moody’s Corp.	Barclays Bank PLC	3,771,439	01/25/27	0.20%	1D OBFR01	Monthly	47,129
Motorola Solutions, Inc.	Barclays Bank PLC	27,699,564	01/25/27	0.20%	1D OBFR01	Monthly	1,621,156
Motorola Solutions, Inc.	BNP Paribas SA	30,053,671	06/14/30	0.20%	1D OBFR01	Monthly	1,681,960
MSCI, Inc., Class A	Morgan Stanley & Co. International PLC	999,643	10/03/28	0.20%	1D FEDL01	Monthly	(35,814)
Murphy USA, Inc.	Barclays Bank PLC	1,035,699	01/25/27	0.20%	1D OBFR01	Monthly	8,092
Nasdaq, Inc.	Citibank N.A.	7,369,932	02/24/28	0.20%	1D OBFR01	Monthly	(154,828)
National Fuel Gas Co.	Goldman Sachs Bank USA	1,349,255	08/18/26	0.20%	1D FEDL01	Monthly	9,332
Netflix, Inc.	Barclays Bank PLC	30,157,058	01/25/27	0.20%	1D OBFR01	Monthly	(604,812)
Newmont Corp.	BNP Paribas SA	33,285,788	06/14/30	0.20%	1D OBFR01	Monthly	(4,139,758)
Nexstar Media Group, Inc., Class A	Barclays Bank PLC	1,841,832	01/25/27	0.20%	1D OBFR01	Monthly	163,733
Northrop Grumman Corp.	HSBC Bank PLC	30,325,189	02/09/28	0.20%	1D OBFR01	Monthly	(1,701,967)
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock Systematic Multi-Strategy Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
Nutrien Ltd., Class A	Bank of America N.A.	$ 30,623,968	02/15/28	0.20%	1D OBFR01	Monthly	$ (1,367,767)
NVR, Inc.	BNP Paribas SA	4,569,278	06/14/30	0.20%	1D OBFR01	Monthly	929,136
NXP Semiconductors NV	Morgan Stanley & Co. International PLC	559,862	10/03/28	0.20%	1D FEDL01	Monthly	8,099
Occidental Petroleum Corp.	BNP Paribas SA	33,257,643	06/14/30	0.20%	1D OBFR01	Monthly	(5,482,063)
Occidental Petroleum Corp.	Goldman Sachs Bank USA	18,411,129	08/18/26	0.20%	1D FEDL01	Monthly	(1,991,215)
Omnicom Group, Inc.	Goldman Sachs Bank USA	1,263,792	08/18/26	0.20%	1D FEDL01	Monthly	(60,786)
Omnicom Group, Inc.	Morgan Stanley & Co. International PLC	29,838,799	10/03/28	0.20%	1D FEDL01	Monthly	115,160
OneMain Holdings, Inc.	Morgan Stanley & Co. International PLC	14,078,625	10/03/28	0.20%	1D FEDL01	Monthly	663,006
Open Text Corp.	Morgan Stanley & Co. International PLC	2,381,123	10/03/28	0.20%	1D FEDL01	Monthly	210,515
Otis Worldwide Corp.	Citibank N.A.	29,509,942	02/24/28	0.20%	1D OBFR01	Monthly	(358,288)
Ovintiv, Inc.	Barclays Bank PLC	1,882,205	01/25/27	0.20%	1D OBFR01	Monthly	(67,886)
Packaging Corp. of America	Goldman Sachs Bank USA	5,395,092	08/18/26	0.20%	1D FEDL01	Monthly	195,196
PepsiCo, Inc.	BNP Paribas SA	30,942,996	06/14/30	0.20%	1D OBFR01	Monthly	(2,464,179)
PepsiCo, Inc.	BNP Paribas SA	11,489,016	06/14/30	0.20%	1D OBFR01	Monthly	(520,939)
Pfizer, Inc.	Bank of America N.A.	19,977,371	02/15/28	0.00%	1D OBFR01	Monthly	(1,035,513)
Pfizer, Inc.	Barclays Bank PLC	690,114	01/25/27	0.20%	1D OBFR01	Monthly	(3,593)
Pilgrim’s Pride Corp.	Morgan Stanley & Co. International PLC	15,996,807	10/03/28	0.20%	1D FEDL01	Monthly	842,769
Post Holdings, Inc.	Goldman Sachs Bank USA	8,536,753	08/18/26	0.20%	1D FEDL01	Monthly	(223,720)
QUALCOMM, Inc.	Barclays Bank PLC	7,625,360	01/25/27	0.20%	1D OBFR01	Monthly	(71,330)
Quest Diagnostics, Inc.	Barclays Bank PLC	21,590,365	01/25/27	0.19%	1D OBFR01	Monthly	2,048,843
Quest Diagnostics, Inc.	Citibank N.A.	28,869,553	02/24/28	0.20%	1D OBFR01	Monthly	2,739,610
Ralph Lauren Corp., Class A	Barclays Bank PLC	211,624	01/25/27	0.20%	1D OBFR01	Monthly	(4,898)
Realty Income Corp.	Goldman Sachs Bank USA	20,568,790	08/18/26	0.20%	1D FEDL01	Monthly	11,968
Regal Rexnord Corp.	BNP Paribas SA	370,307	06/14/30	0.20%	1D OBFR01	Monthly	49,145
Reinsurance Group of America, Inc.	SG Americas Securities LLC	5,971,108	12/08/27	0.20%	1D OBFR01	Monthly	339,493
Rocket Cos, Inc., Class A	Bank of America N.A.	332,703	02/15/28	0.20%	1D OBFR01	Monthly	29,925
Rockwell Automation, Inc.	Barclays Bank PLC	14,210,865	01/25/27	0.15%	1D OBFR01	Monthly	456,375
Rogers Communications, Inc., Class B	Morgan Stanley & Co. International PLC	19,489,885	10/03/28	0.20%	1D FEDL01	Monthly	(2,016,195)
Ross Stores, Inc.	Barclays Bank PLC	31,629,864	01/25/27	0.20%	1D OBFR01	Monthly	(3,016,438)
RTX Corp.	Barclays Bank PLC	3,598,961	01/25/27	0.20%	1D OBFR01	Monthly	156,365
RTX Corp.	Goldman Sachs Bank USA	29,848,295	08/18/26	0.20%	1D FEDL01	Monthly	989,850
Ryder System, Inc.	BNP Paribas SA	24,160,806	06/14/30	0.20%	1D OBFR01	Monthly	3,438,240
Ryder System, Inc.	Goldman Sachs Bank USA	1,406,867	08/18/26	0.20%	1D FEDL01	Monthly	(55,310)
Sempra	Bank of America N.A.	30,962,300	02/15/28	0.20%	1D OBFR01	Monthly	262,706
Service Corp. International	Goldman Sachs Bank USA	6,653,238	08/18/26	0.20%	1D FEDL01	Monthly	195,771
Sirius XM Holdings, Inc.	HSBC Bank PLC	14,314,707	02/09/28	0.20%	1D OBFR01	Monthly	1,077,347
Southern Copper Corp.	Barclays Bank PLC	15,456,775	01/25/27	0.18%	1D OBFR01	Monthly	(1,273,753)
Southwest Airlines Co.	Goldman Sachs Bank USA	23,621,299	08/18/26	0.20%	1D FEDL01	Monthly	2,737,364
Stanley Black & Decker, Inc.	Bank of America N.A.	22,637,106	02/15/28	0.20%	1D OBFR01	Monthly	2,487,946
STERIS PLC	Morgan Stanley & Co. International PLC	560,519	10/03/28	0.20%	1D FEDL01	Monthly	28,445
Sun Communities, Inc.	HSBC Bank PLC	29,056,538	02/09/28	0.20%	1D OBFR01	Monthly	(542,179)
Suncor Energy, Inc.	Morgan Stanley & Co. International PLC	8,587,520	10/03/28	0.20%	1D FEDL01	Monthly	(15,092)
Synchrony Financial	Barclays Bank PLC	17,018,321	01/25/27	0.15%	1D OBFR01	Monthly	76,426
Tapestry, Inc.	Barclays Bank PLC	29,579,348	01/25/27	0.20%	1D OBFR01	Monthly	(559,073)
Target Corp.	BNP Paribas SA	27,739,419	06/14/30	0.20%	1D OBFR01	Monthly	1,215,120
TC Energy Corp.	Barclays Bank PLC	15,080,877	01/25/27	0.20%	1D OBFR01	Monthly	(471,622)
Teledyne Technologies, Inc.	Goldman Sachs Bank USA	5,657,573	08/18/26	0.20%	1D FEDL01	Monthly	347,194
TELUS Corp.	Goldman Sachs Bank USA	7,154,031	08/18/26	0.20%	1D FEDL01	Monthly	(740,281)
Tenet Healthcare Corp.	Citibank N.A.	28,309,174	02/24/28	0.20%	1D OBFR01	Monthly	1,319,247
Tenet Healthcare Corp.	HSBC Bank PLC	26,996,249	02/09/28	0.20%	1D OBFR01	Monthly	3,986,257
Texas Instruments, Inc.	Goldman Sachs Bank USA	18,277,592	08/18/26	0.20%	1D FEDL01	Monthly	(519,475)
TJX Cos, Inc.	BNP Paribas SA	14,641,993	06/14/30	0.20%	1D OBFR01	Monthly	(571,885)
T-Mobile US, Inc.	Goldman Sachs Bank USA	16,072,930	08/18/26	0.20%	1D FEDL01	Monthly	(1,798,269)

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock Systematic Multi-Strategy Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
Toll Brothers, Inc.	Goldman Sachs Bank USA	$ 26,125,670	08/18/26	0.20%	1D FEDL01	Monthly	$ 2,817,939
Tractor Supply Co.	Citibank N.A.	10,753,331	02/24/28	0.20%	1D OBFR01	Monthly	649,312
TransDigm Group, Inc.	Barclays Bank PLC	30,537,883	01/25/27	0.20%	1D OBFR01	Monthly	851,639
Transocean Ltd.	Bank of America N.A.	24,258,106	02/15/28	0.00%	1D OBFR01	Monthly	(3,773,451)
Transocean Ltd.	BNP Paribas SA	20,533,478	06/14/30	0.20%	1D OBFR01	Monthly	(5,298,438)
Travelers Cos, Inc.	Barclays Bank PLC	27,826,618	01/25/27	0.20%	1D OBFR01	Monthly	1,747,842
Trimble, Inc.	Citibank N.A.	28,741,016	02/24/28	0.20%	1D OBFR01	Monthly	1,138,431
Uber Technologies, Inc.	BNP Paribas SA	8,291,151	06/14/30	0.20%	1D OBFR01	Monthly	66,637
Uber Technologies, Inc.	Morgan Stanley & Co. International PLC	10,942,143	10/03/28	0.20%	1D FEDL01	Monthly	(333,973)
Uber Technologies, Inc.	SG Americas Securities LLC	8,731,606	12/08/27	0.20%	1D OBFR01	Monthly	(462,936)
UDR, Inc.	Goldman Sachs Bank USA	2,806,674	08/18/26	0.20%	1D FEDL01	Monthly	73,594
United Parcel Service, Inc., Class B	HSBC Bank PLC	30,666,713	02/09/28	0.20%	1D OBFR01	Monthly	(56,948)
United Rentals, Inc.	HSBC Bank PLC	10,149,960	02/09/28	0.20%	1D OBFR01	Monthly	457,289
Universal Health Services, Inc., Class B	SG Americas Securities LLC	29,676,321	12/08/27	0.20%	1D OBFR01	Monthly	1,212,242
Valero Energy Corp.	Bank of America N.A.	11,597,241	02/15/28	0.20%	1D OBFR01	Monthly	623,124
VeriSign, Inc.	BNP Paribas SA	33,400,901	06/14/30	0.20%	1D OBFR01	Monthly	(4,905,945)
VF Corp.	Barclays Bank PLC	1,347,247	01/25/27	0.20%	1D OBFR01	Monthly	(39,835)
VICI Properties, Inc.	BNP Paribas SA	21,617,813	06/14/30	0.20%	1D OBFR01	Monthly	(1,046,023)
Vulcan Materials Co.	Citibank N.A.	6,921,220	02/24/28	0.20%	1D OBFR01	Monthly	(213,282)
Western Union Co.	Morgan Stanley & Co. International PLC	298,794	10/03/28	0.20%	1D FEDL01	Monthly	25,707
WEX, Inc.	Goldman Sachs Bank USA	4,760,935	08/18/26	0.20%	1D FEDL01	Monthly	337,634
Weyerhaeuser Co.	BNP Paribas SA	19,031,814	06/14/30	0.20%	1D OBFR01	Monthly	967,231
Willis Towers Watson PLC	Citibank N.A.	28,667,572	02/24/28	0.20%	1D OBFR01	Monthly	951,922
Wynn Resorts Ltd.	Morgan Stanley & Co. International PLC	17,359,251	10/03/28	0.20%	1D FEDL01	Monthly	(1,093,958)
Yum! Brands, Inc.	Morgan Stanley & Co. International PLC	28,613,768	10/03/28	0.20%	1D FEDL01	Monthly	1,731,177
Yum! Brands, Inc.	Morgan Stanley & Co. International PLC	30,176,641	10/03/28	0.20%	1D FEDL01	Monthly	1,825,733
Zimmer Biomet Holdings, Inc.	Goldman Sachs Bank USA	3,904,181	08/18/26	0.20%	1D FEDL01	Monthly	(95,990)
Zoetis, Inc., Class A	Bank of America N.A.	30,514,545	02/15/28	0.20%	1D OBFR01	Monthly	(2,974,344)
Total long positions of equity swaps							(6,028,834)
Short Contracts(b)
AbbVie, Inc.	Barclays Bank PLC	(19,272,567)	01/25/27	(0.20)%	1D OBFR01	Monthly	15,313
Advanced Micro Devices, Inc.	Barclays Bank PLC	(30,478,636)	01/25/27	(0.10)%	1D OBFR01	Monthly	(2,320,704)
Aflac, Inc.	Goldman Sachs Bank USA	(6,492,684)	08/18/26	(0.15)%	1D FEDL01	Monthly	(16,098)
AGCO Corp.	Barclays Bank PLC	(17,507,453)	01/25/27	(0.15)%	1D OBFR01	Monthly	(888,282)
Albertsons Cos, Inc., Class A	BNP Paribas SA	(19,326,147)	06/14/30	(0.15)%	1D OBFR01	Monthly	2,577,793
Albertsons Cos, Inc., Class A	Goldman Sachs Bank USA	(32,165,535)	08/18/26	(0.15)%	1D FEDL01	Monthly	2,645,767
Allison Transmission Holdings, Inc.	Goldman Sachs Bank USA	(4,833,398)	08/18/26	(0.15)%	1D FEDL01	Monthly	272,276
Allison Transmission Holdings, Inc.	HSBC Bank PLC	(8,640,560)	02/09/28	(0.15)%	1D OBFR01	Monthly	205,015
Ally Financial, Inc.	Bank of America N.A.	(20,045,174)	02/15/28	(0.15)%	1D OBFR01	Monthly	(224,979)
Ally Financial, Inc.	Barclays Bank PLC	(10,136,181)	01/25/27	(0.10)%	1D OBFR01	Monthly	(84,524)
Altria Group, Inc.	Barclays Bank PLC	(10,748,675)	01/25/27	(0.10)%	1D OBFR01	Monthly	(281,332)
Amazon.com, Inc.	Citibank N.A.	(28,776,835)	02/24/28	0.18%	1D OBFR01	Monthly	(686,279)
Amazon.com, Inc.	Citibank N.A.	(30,095,825)	02/24/28	0.21%	1D OBFR01	Monthly	(714,148)
Amcor PLC	Morgan Stanley & Co. International PLC	(935,437)	10/03/28	(0.15)%	1D FEDL01	Monthly	(61,397)
Amphenol Corp., Class A	Barclays Bank PLC	(2,966,391)	01/25/27	(0.10)%	1D OBFR01	Monthly	(120,795)
Apollo Global Management, Inc.	Goldman Sachs Bank USA	(7,061,061)	08/18/26	(0.15)%	1D FEDL01	Monthly	501,126
Apollo Global Management, Inc.	HSBC Bank PLC	(24,114,174)	02/09/28	(0.15)%	1D OBFR01	Monthly	1,750,390
Arrow Electronics, Inc.	Morgan Stanley & Co. International PLC	(16,611,170)	10/03/28	(0.15)%	1D FEDL01	Monthly	1,515,187
Arrow Electronics, Inc.	SG Americas Securities LLC	(1,153,419)	12/08/27	0.05%	1D OBFR01	Monthly	9,328
Arthur J Gallagher & Co.	BNP Paribas SA	(27,684,266)	06/14/30	(0.15)%	1D OBFR01	Monthly	(2,583,161)
Assurant, Inc.	Barclays Bank PLC	(206,910)	01/25/27	(0.10)%	1D OBFR01	Monthly	(5,497)
AT&T, Inc.	Barclays Bank PLC	(693,763)	01/25/27	0.10%	1D OBFR01	Monthly	43,949
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock Systematic Multi-Strategy Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
AT&T, Inc.	BNP Paribas SA	$ (11,572,343)	06/14/30	(0.15)%	1D OBFR01	Monthly	$ 1,603,658
Automatic Data Processing, Inc.	Goldman Sachs Bank USA	(29,178,697)	08/18/26	(0.15)%	1D FEDL01	Monthly	(100,302)
AutoNation, Inc.	Goldman Sachs Bank USA	(477,283)	08/18/26	(0.15)%	1D FEDL01	Monthly	12,808
AutoNation, Inc.	HSBC Bank PLC	(1,962,922)	02/09/28	(0.15)%	1D OBFR01	Monthly	423
Avis Budget Group, Inc.	Barclays Bank PLC	(2,320,490)	01/25/27	(0.63)%	1D OBFR01	Monthly	478,972
Avnet, Inc.	BNP Paribas SA	(14,392,172)	06/14/30	(0.15)%	1D OBFR01	Monthly	107,696
Baker Hughes Co., Class A	Goldman Sachs Bank USA	(28,571,361)	08/18/26	(0.15)%	1D FEDL01	Monthly	3,082,986
Bath & Body Works, Inc.	Morgan Stanley & Co. International PLC	(992,952)	10/03/28	(0.15)%	1D FEDL01	Monthly	513
Baxter International, Inc.	Goldman Sachs Bank USA	(28,250,549)	08/18/26	(0.15)%	1D FEDL01	Monthly	(704,122)
Baxter International, Inc.	SG Americas Securities LLC	(27,332,296)	12/08/27	(0.15)%	1D OBFR01	Monthly	(2,945,600)
Best Buy Co., Inc.	BNP Paribas SA	(3,528,804)	06/14/30	(0.15)%	1D OBFR01	Monthly	23,148
Best Buy Co., Inc.	Morgan Stanley & Co. International PLC	(2,241,254)	10/03/28	(0.15)%	1D FEDL01	Monthly	4,918
Biogen, Inc.	BNP Paribas SA	(6,322,200)	06/14/30	(0.15)%	1D OBFR01	Monthly	(757,222)
Bio-Rad Laboratories, Inc., Class A	SG Americas Securities LLC	(12,872,308)	12/08/27	0.05%	1D OBFR01	Monthly	307,268
Boeing Co.	Barclays Bank PLC	(14,020,555)	01/25/27	(0.15)%	1D OBFR01	Monthly	271,895
Boeing Co.	Citibank N.A.	(30,191,436)	02/24/28	(0.03)%	1D OBFR01	Monthly	596,090
Booz Allen Hamilton Holding Corp., Class A	Barclays Bank PLC	(6,869,215)	01/25/27	(0.11)%	1D OBFR01	Monthly	288,522
Booz Allen Hamilton Holding Corp., Class A	BNP Paribas SA	(12,280,642)	06/14/30	(0.11)%	1D OBFR01	Monthly	2,047,858
BorgWarner, Inc.	Barclays Bank PLC	(180,995)	01/25/27	(0.15)%	1D OBFR01	Monthly	14,862
Boyd Gaming Corp.	Citibank N.A.	(28,121,777)	02/24/28	(0.15)%	1D OBFR01	Monthly	(644,831)
Boyd Gaming Corp.	HSBC Bank PLC	(2,092,985)	02/09/28	(0.15)%	1D OBFR01	Monthly	(42,304)
Broadcom, Inc.	Barclays Bank PLC	(30,097,636)	01/25/27	(0.15)%	1D OBFR01	Monthly	1,047,905
Broadcom, Inc.	BNP Paribas SA	(1,336,800)	06/14/30	(0.15)%	1D OBFR01	Monthly	18,830
Brookfield Corp., Class A	Bank of America N.A.	(1,625,797)	02/15/28	0.00%	1D OBFR01	Monthly	109,976
Brookfield Corp., Class A	Goldman Sachs Bank USA	(15,557,531)	08/18/26	(0.15)%	1D FEDL01	Monthly	896,988
Brown & Brown, Inc.	Goldman Sachs Bank USA	(27,629,993)	08/18/26	(0.15)%	1D FEDL01	Monthly	(2,269,873)
BXP, Inc.	BNP Paribas SA	(3,614,625)	06/14/30	(0.15)%	1D OBFR01	Monthly	(74,797)
Campbell’s Co.	Barclays Bank PLC	(3,927,180)	01/25/27	(12.25)%	1D OBFR01	Monthly	(264,479)
Campbell’s Co.	BNP Paribas SA	(2,105,882)	06/14/30	(15.93)%	1D OBFR01	Monthly	(8,231)
Campbell’s Co.	Citibank N.A.	(12,368,223)	02/24/28	(11.47)%	1D OBFR01	Monthly	(1,051,145)
Campbell’s Co.	Citibank N.A.	(2,077,163)	02/24/28	(11.44)%	1D OBFR01	Monthly	(29,378)
Campbell’s Co.	Morgan Stanley & Co. International PLC	(3,326,444)	10/03/28	(10.73)%	1D FEDL01	Monthly	(304,924)
Canadian National Railway Co.	Barclays Bank PLC	(28,051,556)	01/25/27	(0.10)%	1D OBFR01	Monthly	(1,255,966)
Canadian Natural Resources Ltd.	Bank of America N.A.	(13,301,054)	02/15/28	(0.15)%	1D OBFR01	Monthly	1,363,048
Canadian Natural Resources Ltd.	BNP Paribas SA	(20,607,742)	06/14/30	(0.15)%	1D OBFR01	Monthly	3,110,546
Capital One Financial Corp.	Goldman Sachs Bank USA	(28,371,745)	08/18/26	(0.15)%	1D FEDL01	Monthly	(812,647)
CDW Corp.	BNP Paribas SA	(28,697,687)	06/14/30	(0.15)%	1D OBFR01	Monthly	(1,422,338)
Cenovus Energy, Inc.	Bank of America N.A.	(13,096,217)	02/15/28	0.00%	1D OBFR01	Monthly	1,111,077
Cenovus Energy, Inc.	BNP Paribas SA	(14,782,875)	06/14/30	(0.15)%	1D OBFR01	Monthly	2,882,709
Charles River Laboratories International, Inc.	Morgan Stanley & Co. International PLC	(9,580,075)	10/03/28	(0.15)%	1D FEDL01	Monthly	(910,777)
Charter Communications, Inc., Class A	Goldman Sachs Bank USA	(18,376,520)	08/18/26	(0.15)%	1D FEDL01	Monthly	(225,401)
Charter Communications, Inc., Class A	Morgan Stanley & Co. International PLC	(27,476,001)	10/03/28	(0.15)%	1D FEDL01	Monthly	(2,979,550)
Cheniere Energy, Inc.	BNP Paribas SA	(16,734,310)	06/14/30	(0.15)%	1D OBFR01	Monthly	1,459
Chevron Corp.	Barclays Bank PLC	(19,345,005)	01/25/27	(0.10)%	1D OBFR01	Monthly	1,027,697
Choice Hotels International, Inc.	Barclays Bank PLC	(4,967,895)	01/25/27	(0.75)%	1D OBFR01	Monthly	(17,633)
Choice Hotels International, Inc.	Morgan Stanley & Co. International PLC	(8,390,876)	10/03/28	(0.63)%	1D FEDL01	Monthly	(29,782)
Chubb Ltd.	BNP Paribas SA	(1,137,045)	06/14/30	(0.10)%	1D OBFR01	Monthly	(32,374)
Cisco Systems, Inc.	Barclays Bank PLC	(29,955,079)	01/25/27	(0.10)%	1D OBFR01	Monthly	1,003,186
Cisco Systems, Inc.	Barclays Bank PLC	(12,186,907)	01/25/27	(0.10)%	1D OBFR01	Monthly	408,136
Cleveland-Cliffs, Inc.	BNP Paribas SA	(30,546,986)	06/14/30	(0.15)%	1D OBFR01	Monthly	2,444,105
Cleveland-Cliffs, Inc.	BNP Paribas SA	(32,062,009)	06/14/30	(0.15)%	1D OBFR01	Monthly	2,683,535
Clorox Co.	Barclays Bank PLC	(28,090,833)	01/25/27	(0.20)%	1D OBFR01	Monthly	(1,464,645)

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock Systematic Multi-Strategy Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Comcast Corp., Class A	SG Americas Securities LLC	$ (22,529,551)	12/08/27	0.06%	1D OBFR01	Monthly	$ (750,305)
Commercial Metals Co.	BNP Paribas SA	(8,260,349)	06/14/30	(0.15)%	1D OBFR01	Monthly	1,358,916
Conagra Brands, Inc.	Barclays Bank PLC	(27,317,648)	01/25/27	(0.13)%	1D OBFR01	Monthly	(1,296,791)
Conagra Brands, Inc.	BNP Paribas SA	(19,569,028)	06/14/30	(0.15)%	1D OBFR01	Monthly	(43,713)
ConocoPhillips	BNP Paribas SA	(23,842,830)	06/14/30	0.05%	1D OBFR01	Monthly	3,576,036
Constellation Energy Corp.	Goldman Sachs Bank USA	(18,981,985)	08/18/26	(0.15)%	1D FEDL01	Monthly	1,108,286
Corteva, Inc.	Morgan Stanley & Co. International PLC	(29,610,274)	10/03/28	(0.15)%	1D FEDL01	Monthly	(2,189,043)
CSX Corp.	BNP Paribas SA	(27,813,378)	06/14/30	(0.15)%	1D OBFR01	Monthly	(1,139,094)
CVS Health Corp.	BNP Paribas SA	(10,809,980)	06/14/30	(0.15)%	1D OBFR01	Monthly	(193,686)
D.R. Horton, Inc.	Morgan Stanley & Co. International PLC	(4,302,007)	10/03/28	(0.15)%	1D FEDL01	Monthly	1,975
Danaher Corp.	Goldman Sachs Bank USA	(15,704,481)	08/18/26	(0.15)%	1D FEDL01	Monthly	(810,326)
DaVita, Inc.	Citibank N.A.	(15,129,251)	02/24/28	(0.15)%	1D OBFR01	Monthly	(923,571)
Delta Air Lines, Inc.	Barclays Bank PLC	(5,717,097)	01/25/27	(0.20)%	1D OBFR01	Monthly	(491,905)
Delta Air Lines, Inc.	BNP Paribas SA	(23,890,659)	06/14/30	(0.15)%	1D OBFR01	Monthly	(7,937,726)
Devon Energy Corp.	Citibank N.A.	(12,639,394)	02/24/28	(0.15)%	1D OBFR01	Monthly	507,925
Dick’s Sporting Goods, Inc.	HSBC Bank PLC	(10,541,399)	02/09/28	(0.15)%	1D OBFR01	Monthly	(663,469)
Dick’s Sporting Goods, Inc.	SG Americas Securities LLC	(16,225,842)	12/08/27	(0.15)%	1D OBFR01	Monthly	(1,021,244)
DuPont de Nemours, Inc.	SG Americas Securities LLC	(8,911,056)	12/08/27	(0.15)%	1D OBFR01	Monthly	336,980
Eagle Materials, Inc.	BNP Paribas SA	(4,410,055)	06/14/30	(0.15)%	1D OBFR01	Monthly	(42,920)
Eastman Chemical Co.	Morgan Stanley & Co. International PLC	(9,882,914)	10/03/28	(0.15)%	1D FEDL01	Monthly	683,948
Eaton Corp PLC	BNP Paribas SA	(27,534,000)	06/14/30	(0.15)%	1D OBFR01	Monthly	(1,965,435)
Ecolab, Inc.	Barclays Bank PLC	(207,005)	01/25/27	(0.20)%	1D OBFR01	Monthly	(2)
Enbridge, Inc.	Bank of America N.A.	(18,638,649)	02/15/28	(0.15)%	1D OBFR01	Monthly	576,419
Enbridge, Inc.	Barclays Bank PLC	(11,424,540)	01/25/27	(0.10)%	1D OBFR01	Monthly	123,001
Equinix, Inc.	Goldman Sachs Bank USA	(6,796,066)	08/18/26	0.10%	1D FEDL01	Monthly	140,406
Equity Residential	Goldman Sachs Bank USA	(30,402,629)	08/18/26	(0.15)%	1D FEDL01	Monthly	(803,938)
Expedia Group, Inc.	BNP Paribas SA	(21,388,756)	06/14/30	0.20%	1D OBFR01	Monthly	33,011
Expedia Group, Inc.	BNP Paribas SA	(7,756,442)	06/14/30	0.20%	1D OBFR01	Monthly	(388,218)
FactSet Research Systems, Inc.	SG Americas Securities LLC	(31,539,675)	12/08/27	(0.15)%	1D OBFR01	Monthly	1,821,622
FirstCash Holdings, Inc.	Goldman Sachs Bank USA	(862,540)	08/18/26	(0.15)%	1D FEDL01	Monthly	23,868
Fiserv, Inc.	Barclays Bank PLC	(22,381,767)	01/25/27	(0.15)%	1D OBFR01	Monthly	(887,111)
Fiserv, Inc.	Goldman Sachs Bank USA	(18,252,106)	08/18/26	(0.15)%	1D FEDL01	Monthly	(328,230)
Flex Ltd.	SG Americas Securities LLC	(26,809,580)	12/08/27	(0.10)%	1D OBFR01	Monthly	(1,997,876)
Flowserve Corp.	Morgan Stanley & Co. International PLC	(2,462,634)	10/03/28	(0.15)%	1D FEDL01	Monthly	175,836
Ford Motor Co.	BNP Paribas SA	(26,182,457)	06/14/30	(0.15)%	1D OBFR01	Monthly	(620,580)
Ford Motor Co.	BNP Paribas SA	(15,113,750)	06/14/30	(0.15)%	1D OBFR01	Monthly	695,961
Fortune Brands Innovations, Inc.	Morgan Stanley & Co. International PLC	(959,089)	10/03/28	(0.15)%	1D FEDL01	Monthly	(210,830)
FTAI Aviation Ltd.	Citibank N.A.	(7,804,842)	02/24/28	(0.15)%	1D OBFR01	Monthly	43,607
FTAI Aviation Ltd.	HSBC Bank PLC	(5,878,804)	02/09/28	(0.15)%	1D OBFR01	Monthly	(1,022,146)
Gap, Inc.	Goldman Sachs Bank USA	(4,390,320)	08/18/26	(0.15)%	1D FEDL01	Monthly	679,407
Gartner, Inc.	Barclays Bank PLC	(28,067,192)	01/25/27	(0.10)%	1D OBFR01	Monthly	(857,511)
Gen Digital, Inc.	Morgan Stanley & Co. International PLC	(2,559,586)	10/03/28	(0.15)%	1D FEDL01	Monthly	5,922
General Electric Co.	Goldman Sachs Bank USA	(16,382,104)	08/18/26	(0.15)%	1D FEDL01	Monthly	(955,604)
General Electric Co.	Morgan Stanley & Co. International PLC	(2,883,153)	10/03/28	(0.15)%	1D FEDL01	Monthly	(174)
General Mills, Inc.	BNP Paribas SA	(16,343,330)	06/14/30	(0.15)%	1D OBFR01	Monthly	129,036
Genuine Parts Co.	Barclays Bank PLC	(26,417,223)	01/25/27	(0.20)%	1D OBFR01	Monthly	(3,191,627)
Global Payments, Inc.	BNP Paribas SA	(29,015,259)	06/14/30	0.10%	1D OBFR01	Monthly	(1,535,549)
Globe Life, Inc.	BNP Paribas SA	(18,820,518)	06/14/30	(0.15)%	1D OBFR01	Monthly	(2,029,472)
Goodyear Tire & Rubber Co.	Citibank N.A.	(27,325,285)	02/24/28	(0.15)%	1D OBFR01	Monthly	(2,876,876)
Graphic Packaging Holding Co.	BNP Paribas SA	(11,165,024)	06/14/30	(0.15)%	1D OBFR01	Monthly	(999,112)
H&R Block, Inc.	BNP Paribas SA	(1,812,216)	06/14/30	(0.15)%	1D OBFR01	Monthly	34,032
H&R Block, Inc.	Goldman Sachs Bank USA	(17,954,910)	08/18/26	(0.15)%	1D FEDL01	Monthly	(932,465)
Herc Holdings, Inc.	BNP Paribas SA	(19,191,113)	06/14/30	(0.15)%	1D OBFR01	Monthly	(1,018,680)
Hilton Worldwide Holdings, Inc.	Bank of America N.A.	(14,948,986)	02/15/28	(0.15)%	1D OBFR01	Monthly	717,066
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock Systematic Multi-Strategy Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Hilton Worldwide Holdings, Inc.	SG Americas Securities LLC	$ (11,344,202)	12/08/27	0.05%	1D OBFR01	Monthly	$ 81,794
Home Depot, Inc.	Barclays Bank PLC	(28,054,420)	01/25/27	(0.10)%	1D OBFR01	Monthly	(2,240,792)
HP, Inc.	Goldman Sachs Bank USA	(26,245,076)	08/18/26	(0.15)%	1D FEDL01	Monthly	2,837,882
Hubbell, Inc., Class B	Barclays Bank PLC	(1,922,446)	01/25/27	(0.20)%	1D OBFR01	Monthly	(27,520)
Humana, Inc.	Goldman Sachs Bank USA	(29,279,260)	08/18/26	(0.15)%	1D FEDL01	Monthly	(1,305,886)
Hyatt Hotels Corp., Class A	Barclays Bank PLC	(18,608,943)	01/25/27	(0.15)%	1D OBFR01	Monthly	236,012
Hyatt Hotels Corp., Class A	BNP Paribas SA	(3,594,508)	06/14/30	(0.15)%	1D OBFR01	Monthly	(533,703)
Intel Corp.	SG Americas Securities LLC	(24,655,564)	12/08/27	0.00%	1D OBFR01	Monthly	(5,103,219)
International Business Machines Corp.	Goldman Sachs Bank USA	(28,874,874)	08/18/26	(0.10)%	1D FEDL01	Monthly	(1,415,380)
International Business Machines Corp.	Goldman Sachs Bank USA	(29,014,227)	08/18/26	(0.10)%	1D FEDL01	Monthly	(671,707)
International Flavors & Fragrances, Inc.	Citibank N.A.	(8,753,997)	02/24/28	(0.15)%	1D OBFR01	Monthly	(376,900)
International Flavors & Fragrances, Inc.	HSBC Bank PLC	(460,792)	02/09/28	(0.15)%	1D OBFR01	Monthly	(42,017)
International Paper Co.	Barclays Bank PLC	(2,459,535)	01/25/27	(0.10)%	1D OBFR01	Monthly	35,384
Iron Mountain, Inc.	Barclays Bank PLC	(23,464,223)	01/25/27	(0.15)%	1D OBFR01	Monthly	987,611
Iron Mountain, Inc.	BNP Paribas SA	(7,469,931)	06/14/30	(0.15)%	1D OBFR01	Monthly	(74,060)
KB Home	Citibank N.A.	(6,494,413)	02/24/28	(0.15)%	1D OBFR01	Monthly	(1,245,216)
Keurig Dr. Pepper, Inc.	Barclays Bank PLC	(27,665,138)	01/25/27	(0.15)%	1D OBFR01	Monthly	(1,666,899)
Kilroy Realty Corp.	Barclays Bank PLC	(4,571,202)	01/25/27	(0.20)%	1D OBFR01	Monthly	(58,067)
KKR & Co., Inc., Class A	Bank of America N.A.	(4,723,140)	02/15/28	0.10%	1D OBFR01	Monthly	303,383
KKR & Co., Inc., Class A	Goldman Sachs Bank USA	(26,151,493)	08/18/26	(0.15)%	1D FEDL01	Monthly	1,601,903
Kohl’s Corp.	Barclays Bank PLC	(25,153,990)	01/25/27	(0.11)%	1D OBFR01	Monthly	(171,504)
Kohl’s Corp.	Goldman Sachs Bank USA	(1,465,619)	08/18/26	(0.15)%	1D FEDL01	Monthly	(77,456)
Kraft Heinz Co.	Morgan Stanley & Co. International PLC	(5,828,543)	10/03/28	(0.15)%	1D FEDL01	Monthly	(420,671)
Lennar Corp., Class A	Barclays Bank PLC	(28,558,953)	01/25/27	(0.11)%	1D OBFR01	Monthly	(996,167)
Lincoln National Corp.	Barclays Bank PLC	(31,062,676)	01/25/27	(0.10)%	1D OBFR01	Monthly	1,920,808
Lincoln National Corp.	HSBC Bank PLC	(1,363,270)	02/09/28	(0.15)%	1D OBFR01	Monthly	(11,669)
Lithia Motors, Inc., Class A	Goldman Sachs Bank USA	(3,076,963)	08/18/26	(0.15)%	1D FEDL01	Monthly	146,791
LKQ Corp.	Citibank N.A.	(3,350,817)	02/24/28	(0.15)%	1D OBFR01	Monthly	(121,320)
LKQ Corp.	HSBC Bank PLC	(22,586,252)	02/09/28	(0.15)%	1D OBFR01	Monthly	(1,144,634)
Lumen Technologies, Inc.	Goldman Sachs Bank USA	(24,924,409)	08/18/26	(0.15)%	1D FEDL01	Monthly	1,214,352
Marathon Petroleum Corp.	SG Americas Securities LLC	(14,391,582)	12/08/27	(0.09)%	1D OBFR01	Monthly	(6,985)
Marriott International, Inc., Class A	Barclays Bank PLC	(22,478,189)	01/25/27	(0.20)%	1D OBFR01	Monthly	795,709
Marsh & McLennan Cos., Inc.	Goldman Sachs Bank USA	(10,633,154)	08/18/26	(0.15)%	1D FEDL01	Monthly	(80,394)
Matador Resources Co.	Goldman Sachs Bank USA	(8,283,336)	08/18/26	(0.15)%	1D FEDL01	Monthly	65,256
McKesson Corp.	Barclays Bank PLC	(29,349,866)	01/25/27	(0.10)%	1D OBFR01	Monthly	(417,752)
Meta Platforms, Inc., Class A	Goldman Sachs Bank USA	(30,596,441)	08/18/26	0.30%	1D FEDL01	Monthly	1,478,291
MetLife, Inc.	Barclays Bank PLC	(9,239,244)	01/25/27	(0.10)%	1D OBFR01	Monthly	311,281
MetLife, Inc.	BNP Paribas SA	(20,094,747)	06/14/30	0.05%	1D OBFR01	Monthly	(1,216,566)
MetLife, Inc.	Morgan Stanley & Co. International PLC	(3,848,812)	10/03/28	(0.15)%	1D FEDL01	Monthly	119,711
Molina Healthcare, Inc.	HSBC Bank PLC	(25,850,641)	02/09/28	(0.15)%	1D OBFR01	Monthly	(3,946,454)
Mondelez International, Inc., Class A	BNP Paribas SA	(15,386,091)	06/14/30	0.10%	1D OBFR01	Monthly	1,475,455
Mondelez International, Inc., Class A	Citibank N.A.	(29,355,836)	02/24/28	0.10%	1D OBFR01	Monthly	835,163
Moog, Inc., Class A	Morgan Stanley & Co. International PLC	(5,018,646)	10/03/28	(0.15)%	1D FEDL01	Monthly	(103,036)
Mosaic Co.	Goldman Sachs Bank USA	(887,806)	08/18/26	(0.15)%	1D FEDL01	Monthly	56,056
Murphy Oil Corp.	Barclays Bank PLC	(29,814,002)	01/25/27	(0.10)%	1D OBFR01	Monthly	1,626,842
News Corp., Class A	Morgan Stanley & Co. International PLC	(23,324,890)	10/03/28	(0.15)%	1D FEDL01	Monthly	(208,512)
NextEra Energy, Inc.	Citibank N.A.	(11,857,348)	02/24/28	(0.15)%	1D OBFR01	Monthly	(232,794)
NextEra Energy, Inc.	Goldman Sachs Bank USA	(29,509,363)	08/19/26	(0.15)%	1D FEDL01	Monthly	(565,379)
NextEra Energy, Inc.	HSBC Bank PLC	(2,525,089)	02/09/28	(0.15)%	1D OBFR01	Monthly	(113,014)
NIKE, Inc., Class B	Citibank N.A.	(4,247,650)	02/24/28	(0.15)%	1D OBFR01	Monthly	210,465
Norwegian Cruise Line Holdings Ltd.	Barclays Bank PLC	(29,055,435)	01/25/27	(0.12)%	1D OBFR01	Monthly	(1,551,363)
Norwegian Cruise Line Holdings Ltd.	BNP Paribas SA	(21,158,784)	06/14/30	(0.15)%	1D OBFR01	Monthly	(7,679,165)
NRG Energy, Inc.	Barclays Bank PLC	(8,812,450)	01/25/27	(0.15)%	1D OBFR01	Monthly	(453,596)

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock Systematic Multi-Strategy Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
NRG Energy, Inc.	BNP Paribas SA	$ (4,840,582)	06/14/30	(0.15)%	1D OBFR01	Monthly	$ (119,908)
NRG Energy, Inc.	Goldman Sachs Bank USA	(19,473,545)	08/18/26	(0.15)%	1D FEDL01	Monthly	(2,338,617)
Nucor Corp.	SG Americas Securities LLC	(13,851,652)	12/08/27	(0.15)%	1D OBFR01	Monthly	1,667,450
Olin Corp.	Goldman Sachs Bank USA	(7,757,621)	08/18/26	(0.15)%	1D FEDL01	Monthly	1,667,966
Olin Corp.	Goldman Sachs Bank USA	(23,906,223)	08/18/26	(0.15)%	1D FEDL01	Monthly	5,178,107
OneMain Holdings, Inc.	Morgan Stanley & Co. International PLC	(29,235,187)	10/03/28	(0.15)%	1D FEDL01	Monthly	(1,375,655)
ONEOK, Inc.	BNP Paribas SA	(30,790,408)	06/14/30	(0.15)%	1D OBFR01	Monthly	1,621,777
Oracle Corp.	BNP Paribas SA	(36,823,380)	06/14/30	0.09%	1D OBFR01	Monthly	7,870,376
Oracle Corp.	BNP Paribas SA	(35,167,892)	06/14/30	0.09%	1D OBFR01	Monthly	7,480,201
Ovintiv, Inc.	SG Americas Securities LLC	(978,115)	12/08/27	(0.15)%	1D OBFR01	Monthly	13,514
Owens Corning	BNP Paribas SA	(5,944,414)	06/14/30	(0.15)%	1D OBFR01	Monthly	(1,524,321)
Paychex, Inc.	Goldman Sachs Bank USA	(29,934,104)	08/18/26	(0.15)%	1D FEDL01	Monthly	762,444
PayPal Holdings, Inc.	Citibank N.A.	(15,602,375)	02/24/28	(0.03)%	1D OBFR01	Monthly	(309,542)
Performance Food Group Co.	Goldman Sachs Bank USA	(5,771,574)	08/18/26	(0.15)%	1D FEDL01	Monthly	(408,736)
PG&E Corp.	BNP Paribas SA	(2,018,322)	06/14/30	0.10%	1D OBFR01	Monthly	(80,629)
Philip Morris International, Inc.	Citibank N.A.	(26,449,293)	02/24/28	(0.15)%	1D OBFR01	Monthly	(1,182,177)
Post Holdings, Inc.	BNP Paribas SA	(19,233,217)	06/14/30	(0.15)%	1D OBFR01	Monthly	2,437,692
PPG Industries, Inc.	Morgan Stanley & Co. International PLC	(751,218)	10/03/28	(0.15)%	1D FEDL01	Monthly	(14,971)
Principal Financial Group, Inc.	SG Americas Securities LLC	(14,484,613)	12/08/27	0.03%	1D OBFR01	Monthly	(174,652)
Prudential Financial, Inc.	Barclays Bank PLC	(18,877,296)	01/25/27	(0.20)%	1D OBFR01	Monthly	57,542
Prudential Financial, Inc.	Citibank N.A.	(5,744,384)	02/24/28	(0.15)%	1D OBFR01	Monthly	17,510
Prudential Financial, Inc.	HSBC Bank PLC	(6,333,039)	02/09/28	(0.15)%	1D OBFR01	Monthly	(257,058)
PulteGroup, Inc.	Barclays Bank PLC	(17,848,982)	01/25/27	(0.15)%	1D OBFR01	Monthly	(1,546,200)
Quanta Services, Inc.	HSBC Bank PLC	(1,142,705)	02/09/28	(0.15)%	1D OBFR01	Monthly	(43,201)
Reliance, Inc.	BNP Paribas SA	(25,354,842)	06/14/30	(0.15)%	1D OBFR01	Monthly	1,008,825
Roper Technologies, Inc.	Citibank N.A.	(23,850,228)	02/24/28	(0.15)%	1D OBFR01	Monthly	(975,754)
Royal Caribbean Cruises Ltd.	Morgan Stanley & Co. International PLC	(9,661,652)	10/03/28	(0.15)%	1D FEDL01	Monthly	(127,163)
Royal Caribbean Cruises Ltd.	SG Americas Securities LLC	(26,542,681)	12/08/27	(0.13)%	1D OBFR01	Monthly	(4,426,020)
Salesforce, Inc.	Goldman Sachs Bank USA	(16,012,672)	08/18/26	(0.15)%	1D FEDL01	Monthly	712,317
Sempra	Bank of America N.A.	(29,452,717)	02/15/28	0.00%	1D OBFR01	Monthly	(249,898)
Sherwin-Williams Co.	Morgan Stanley & Co. International PLC	(29,337,672)	10/03/28	(0.15)%	1D FEDL01	Monthly	(11,132)
Shift4 Payments, Inc., Class A	Barclays Bank PLC	(3,310,733)	01/25/27	(1.50)%	1D OBFR01	Monthly	(864,379)
Shift4 Payments, Inc., Class A	Citibank N.A.	(1,683,696)	02/24/28	(1.22)%	1D OBFR01	Monthly	(439,586)
Shift4 Payments, Inc., Class A	Goldman Sachs Bank USA	(2,163,430)	08/18/26	(0.91)%	1D FEDL01	Monthly	(471,253)
Simon Property Group, Inc.	BNP Paribas SA	(18,263,252)	06/14/30	0.10%	1D OBFR01	Monthly	(2,110,592)
Sirius XM Holdings, Inc.	Barclays Bank PLC	(4,325,559)	01/25/27	(0.15)%	1D OBFR01	Monthly	(247,706)
Skyworks Solutions, Inc.	Goldman Sachs Bank USA	(14,175,942)	08/18/26	(0.15)%	1D FEDL01	Monthly	1,482,900
SLB Ltd.	Barclays Bank PLC	(28,346,466)	01/25/27	(0.13)%	1D OBFR01	Monthly	855,860
SLM Corp.	Citibank N.A.	(16,240,839)	02/24/28	(0.15)%	1D OBFR01	Monthly	(2,204,317)
SLM Corp.	HSBC Bank PLC	(9,757,316)	02/09/28	(0.15)%	1D OBFR01	Monthly	(1,547,051)
SM Energy Co.	Barclays Bank PLC	(3,646,457)	01/25/27	(0.10)%	1D OBFR01	Monthly	20,358
Snap, Inc., Class A	Barclays Bank PLC	(8,347,075)	01/25/27	(0.20)%	1D OBFR01	Monthly	342,537
Somnigroup International, Inc.	Bank of America N.A.	(2,360,206)	02/15/28	(0.15)%	1D OBFR01	Monthly	(131,582)
Somnigroup International, Inc.	Morgan Stanley & Co. International PLC	(1,599,620)	10/03/28	(0.15)%	1D FEDL01	Monthly	(43,487)
Southern Co.	Barclays Bank PLC	(10,607,762)	01/25/27	(0.15)%	1D OBFR01	Monthly	(258,864)
Southwest Airlines Co.	Barclays Bank PLC	(336,590)	01/25/27	(0.10)%	1D OBFR01	Monthly	(19,751)
Steel Dynamics, Inc.	HSBC Bank PLC	(26,134,832)	02/09/28	(0.15)%	1D OBFR01	Monthly	3,691,349
Stellantis NV	Bank of America N.A.	(3,846,825)	02/15/28	(0.05)%	1D OBFR01	Monthly	710,351
Stellantis NV	Citibank N.A.	(21,816,742)	02/24/28	(0.85)%	1D OBFR01	Monthly	2,188,513
Stellantis NV	Morgan Stanley & Co. International PLC	(2,559,013)	10/03/28	(0.15)%	1D FEDL01	Monthly	244,513
Synopsys, Inc.	SG Americas Securities LLC	(28,948,273)	12/08/27	0.05%	1D OBFR01	Monthly	526,923
Take-Two Interactive Software, Inc.	Goldman Sachs Bank USA	(17,872,278)	08/18/26	(0.15)%	1D FEDL01	Monthly	(2,418,849)
Targa Resources Corp.	Goldman Sachs Bank USA	(30,200,217)	08/18/26	0.10%	1D FEDL01	Monthly	(668,865)
Targa Resources Corp.	HSBC Bank PLC	(29,344,579)	02/09/28	(0.15)%	1D OBFR01	Monthly	(445,507)
Target Corp.	BNP Paribas SA	(8,966,199)	06/14/30	0.05%	1D OBFR01	Monthly	(442,815)
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock Systematic Multi-Strategy Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
TC Energy Corp.	Morgan Stanley & Co. International PLC	$ (23,252,946)	10/03/28	(0.15)%	1D FEDL01	Monthly	$ 763,600
TD SYNNEX Corp.	Morgan Stanley & Co. International PLC	(7,475,085)	10/03/28	(0.15)%	1D FEDL01	Monthly	334,166
Tesla, Inc.	Barclays Bank PLC	(29,534,626)	01/25/27	0.10%	1D OBFR01	Monthly	(1,133,844)
Tesla, Inc.	BNP Paribas SA	(1,204,766)	06/14/30	(0.15)%	1D OBFR01	Monthly	(96,150)
Toll Brothers, Inc.	Barclays Bank PLC	(1,165,689)	01/25/27	(0.10)%	1D OBFR01	Monthly	(43,081)
Tyson Foods, Inc., Class A	BNP Paribas SA	(21,479,060)	06/14/30	(0.15)%	1D OBFR01	Monthly	51,072
Tyson Foods, Inc., Class A	BNP Paribas SA	(363,998)	06/14/30	(0.15)%	1D OBFR01	Monthly	(9,845)
U.S. Foods Holding Corp.	Barclays Bank PLC	(240,384)	01/25/27	(0.20)%	1D OBFR01	Monthly	(6)
Union Pacific Corp.	HSBC Bank PLC	(19,113,990)	02/09/28	(0.15)%	1D OBFR01	Monthly	(236,906)
United Airlines Holdings, Inc.	Citibank N.A.	(10,949,980)	02/24/28	(0.15)%	1D OBFR01	Monthly	(1,496,369)
United Parcel Service, Inc., Class B	Barclays Bank PLC	(28,075,647)	01/25/27	(0.20)%	1D OBFR01	Monthly	(68,069)
United Rentals, Inc.	Morgan Stanley & Co. International PLC	(18,678,925)	10/03/28	(0.15)%	1D FEDL01	Monthly	(628,919)
UnitedHealth Group, Inc.	Goldman Sachs Bank USA	(30,067,987)	08/18/26	(0.15)%	1D FEDL01	Monthly	(335,763)
UnitedHealth Group, Inc.	SG Americas Securities LLC	(26,182,161)	12/08/27	0.05%	1D OBFR01	Monthly	750,177
Unum Group	Morgan Stanley & Co. International PLC	(4,061,256)	10/03/28	(0.15)%	1D FEDL01	Monthly	36,826
Valvoline, Inc.	BNP Paribas SA	(994,697)	06/14/30	(0.15)%	1D OBFR01	Monthly	(219,576)
Verisk Analytics, Inc., Class A	BNP Paribas SA	(2,955,501)	06/14/30	(0.15)%	1D OBFR01	Monthly	(10,514)
Verizon Communications, Inc.	SG Americas Securities LLC	(30,922,893)	12/08/27	0.05%	1D OBFR01	Monthly	2,746,935
Versigent PLC	BNP Paribas SA	(69)	04/09/26	0.00%		Monthly	(15)
Viatris, Inc.	Barclays Bank PLC	(28,220,408)	01/25/27	(0.10)%	1D OBFR01	Monthly	(917,438)
Vistra Corp.	Barclays Bank PLC	(192,681)	01/25/27	(0.10)%	1D OBFR01	Monthly	9,939
Vistra Corp.	Barclays Bank PLC	(28,476,035)	01/25/27	(0.10)%	1D OBFR01	Monthly	1,251,795
Walmart, Inc.	Barclays Bank PLC	(11,046,793)	01/25/27	(0.10)%	1D OBFR01	Monthly	369,546
Walmart, Inc.	Citibank N.A.	(17,437,673)	02/24/28	(0.15)%	1D OBFR01	Monthly	583,339
Walmart, Inc.	HSBC Bank PLC	(11,064,144)	02/09/28	0.25%	1D OBFR01	Monthly	606,621
Walt Disney Co.	SG Americas Securities LLC	(2,306,862)	12/08/27	(0.10)%	1D OBFR01	Monthly	42,292
WESCO International, Inc.	Barclays Bank PLC	(137,906)	01/25/27	(0.10)%	1D OBFR01	Monthly	9,060
Westinghouse Air Brake Technologies Corp.	BNP Paribas SA	(8,180,900)	06/14/30	(0.10)%	1D OBFR01	Monthly	(176,700)
Westlake Corp.	BNP Paribas SA	(32,905,832)	06/14/30	(0.15)%	1D OBFR01	Monthly	5,479,075
Whirlpool Corp.	Barclays Bank PLC	(6,332,278)	01/25/27	(1.25)%	1D OBFR01	Monthly	(493,492)
Whirlpool Corp.	BNP Paribas SA	(560,580)	06/14/30	(0.38)%	1D OBFR01	Monthly	7,990
Whirlpool Corp.	BNP Paribas SA	(321,200)	06/14/30	(0.38)%	1D OBFR01	Monthly	4,578
Whirlpool Corp.	Citibank N.A.	(3,536,173)	02/24/28	(0.15)%	1D OBFR01	Monthly	(275,584)
Whirlpool Corp.	Citibank N.A.	(928,457)	02/24/28	(0.15)%	1D OBFR01	Monthly	(59,960)
Whirlpool Corp.	Morgan Stanley & Co. International PLC	(17,164,971)	10/03/28	(0.28)%	1D FEDL01	Monthly	(1,337,713)
Whirlpool Corp.	Morgan Stanley & Co. International PLC	(16,248,526)	10/03/28	(0.28)%	1D FEDL01	Monthly	(1,266,292)
Whirlpool Corp.	SG Americas Securities LLC	(4,563,710)	12/08/27	(0.49)%	1D OBFR01	Monthly	(115,483)
Whirlpool Corp.	SG Americas Securities LLC	(9,216,664)	12/08/27	(0.55)%	1D OBFR01	Monthly	(116,454)
Williams Cos, Inc.	Goldman Sachs Bank USA	(28,863,087)	08/18/26	(0.15)%	1D FEDL01	Monthly	(1,150,648)
Williams Cos, Inc.	Goldman Sachs Bank USA	(13,006,384)	08/18/26	(0.15)%	1D FEDL01	Monthly	(378,607)
Workday, Inc., Class A	Goldman Sachs Bank USA	(2,312,582)	08/18/26	(0.15)%	1D FEDL01	Monthly	128,120
Wyndham Hotels & Resorts, Inc.	Morgan Stanley & Co. International PLC	(3,230,030)	10/03/28	(0.15)%	1D FEDL01	Monthly	(86,244)
Total short positions of equity swaps							(19,539,930)
Total long and short positions of equity swaps							(25,568,764)
Net dividends and financing fees							(3,318,001)
Total equity swap contracts including dividends and financing fees							$ (28,886,765)

(a)
The Fund receives the total return on a reference entity and pays a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying position.

(b)
The Fund pays the total return on a reference entity and receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying position.

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock Systematic Multi-Strategy Fund

Balances Reported in the Consolidated Statements of Assets and Liabilities for Centrally Cleared Swaps and OTC Swaps
Description	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
Centrally Cleared Swaps(a)	$ 25,932,121	$ (4,372,706)	$ 12,469,168	$ (11,491,674)
OTC Swaps	—	—	267,765,098	(295,812,770)

(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Consolidated Schedule of Investments. Only current day’s variation margin is reported within the Consolidated Statements of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Consolidated Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts Unrealized appreciation on futures contracts(a)	$ 364,484	$ —	$ 1,151,889	$ —	$ 5,959,634	$ —	$ 7,476,007
Forward foreign currency exchange contracts Unrealized appreciation on forward foreign currency exchange contracts	—	—	—	18,701,303	—	—	18,701,303
Swaps — centrally cleared Unrealized appreciation on centrally cleared swaps(a)	—	324,879	—	—	12,144,289	—	12,469,168
Swaps — OTC Unrealized appreciation on OTC swaps; Swap premiums paid	—	—	267,765,098	—	—	—	267,765,098
	$ 364,484	$ 324,879	$ 268,916,987	$ 18,701,303	$ 18,103,923	$ —	$ 306,411,576
Liabilities — Derivative Financial Instruments
Futures contracts Unrealized depreciation on futures contracts(a)	$ 8,357,179	$ —	$ 490,574	$ —	$ 8,488,987	$ —	$ 17,336,740
Forward foreign currency exchange contracts Unrealized depreciation on forward foreign currency exchange contracts	—	—	—	11,855,252	—	—	11,855,252
Swaps — centrally cleared Unrealized depreciation on centrally cleared swaps(a)	—	23,993	—	—	10,960,780	506,901	11,491,674
Swaps — OTC Unrealized depreciation on OTC swaps; Swap premiums received	—	—	295,812,770	—	—	—	295,812,770
	$ 8,357,179	$ 23,993	$ 296,303,344	$ 11,855,252	$ 19,449,767	$ 506,901	$ 336,496,436

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Consolidated Schedule of Investments. In the
Consolidated Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation)
is included in accumulated earnings (loss).

For the period ended June 30, 2026, the effect of derivative financial instruments in the Consolidated Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$ (6,631,239)	$ —	$ (752,150)	$ —	$ (45,465,075)	$ —	$ (52,848,464)
Forward foreign currency exchange contracts	—	—	—	1,440,388	—	—	1,440,388
Swaps	—	(4,421,100)	26,572,423	—	4,259,247	112,918	26,523,488
	$ (6,631,239)	$ (4,421,100)	$ 25,820,273	$ 1,440,388	$ (41,205,828)	$ 112,918	$ (24,884,588)
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$ (7,992,695)	$ —	$ 661,315	$ —	$ (6,169,423)	$ —	$ (13,500,803)
Forward foreign currency exchange contracts	—	—	—	5,558,806	—	—	5,558,806
Swaps	—	(859,397)	(52,104,820)	—	1,904,916	548,877	(50,510,424)
	$ (7,992,695)	$ (859,397)	$ (51,443,505)	$ 5,558,806	$ (4,264,507)	$ 548,877	$ (58,452,421)
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock Systematic Multi-Strategy Fund

Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$4,331,705,574
Average notional value of contracts — short	1,357,311,203
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	1,741,449,762
Average amounts sold — in USD	1,634,313,560
Credit default swaps:
Average notional value — buy protection	247,962,807
Average notional value — sell protection	138,526,245
Interest rate swaps:
Average notional value — pays fixed rate	1,678,127,745
Average notional value — receives fixed rate	1,217,638,288
Inflation swaps:
Average notional value — pays fixed rate	181,710,213
Average notional value — receives fixed rate	85,495,000
Total return swaps:
Average notional value	9,575,792
Equity swaps:
Average notional value — long	5,015,491,883
Average notional value — short	4,369,749,404
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Consolidated Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
The Fund’s derivative assets and liabilities (by type) were as follows:
	Assets	Liabilities
Derivative Financial Instruments
Futures contracts	$ 6,406,307	$ 10,203,725
Forward foreign currency exchange contracts	18,701,303	11,855,252
Swaps — centrally cleared	279,219	—
Swaps — OTC(a)	267,765,098	295,812,770
Total derivative assets and liabilities in the Consolidated Statements of Assets and Liabilities	293,151,927	317,871,747
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(6,685,526)	(10,203,725)
Total derivative assets and liabilities subject to an MNA	$ 286,466,401	$ 307,668,022

(a)	Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/(received) in the Consolidated Statements of Assets and Liabilities.
The following table presents the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Received(b)	Cash Collateral Received(b)	Net Amount of Derivative Assets(c)(d)
Bank of America N.A.	$ 12,228,573	$ (12,228,573)	$ —	$ —	$ —
Barclays Bank PLC	47,049,141	(47,049,141)	—	—	—
BNP Paribas SA	87,397,940	(87,397,940)	—	—	—
Citibank N.A.	18,410,593	(18,410,593)	—	—	—
Deutsche Bank AG	750,745	(750,745)	—	—	—
Goldman Sachs Bank USA	45,020,710	(45,020,710)	—	—	—
Goldman Sachs International	2,405,285	(1,299,816)	—	—	1,105,469
HSBC Bank PLC	29,505,757	(20,610,224)	—	(8,895,533)	—
JPMorgan Chase Bank N.A.	2,773,647	(1,378,195)	—	—	1,395,452
Morgan Stanley & Co. International PLC	22,457,417	(22,457,417)	—	—	—
Royal Bank of Canada	953,215	(927,947)	—	—	25,268
SG Americas Securities LLC	17,359,622	(17,359,622)	—	—	—
Societe Generale	53,119	(53,119)	—	—	—
State Street Bank and Trust Co.	100,637	(97,247)	—	—	3,390
	$ 286,466,401	$ (275,041,289)	$ —	$ (8,895,533)	$ 2,529,579

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock Systematic Multi-Strategy Fund

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Pledged(b)	Cash Collateral Pledged(b)	Net Amount of Derivative Liabilities(c)(e)
Bank of America N.A.	$ 12,942,254	$ (12,228,573)	$ —	$ (713,681)	$ —
Barclays Bank PLC	49,787,664	(47,049,141)	—	—	2,738,523
BNP Paribas SA	100,323,443	(87,397,940)	—	(12,925,503)	—
Citibank N.A.	23,351,276	(18,410,593)	—	(1,210,000)	3,730,683
Deutsche Bank AG	807,976	(750,745)	—	(57,231)	—
Goldman Sachs Bank USA	47,069,596	(45,020,710)	—	—	2,048,886
Goldman Sachs International	1,299,816	(1,299,816)	—	—	—
HSBC Bank PLC	20,610,224	(20,610,224)	—	—	—
JPMorgan Chase Bank N.A.	1,378,195	(1,378,195)	—	—	—
Morgan Stanley & Co. International PLC	22,888,773	(22,457,417)	—	—	431,356
Royal Bank of Canada	927,947	(927,947)	—	—	—
SG Americas Securities LLC	22,637,091	(17,359,622)	—	—	5,277,469
Societe Generale	169,817	(53,119)	—	—	116,698
Standard Chartered Bank	22,938	—	—	—	22,938
State Street Bank and Trust Co.	97,247	(97,247)	—	—	—
UBS AG	35,764	—	—	—	35,764
	$ 304,350,021	$ (275,041,289)	$ —	$ (14,906,415)	$ 14,402,317

(a)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)	Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(d)	Net amount represents the net amount receivable from the counterparty in the event of default.
(e)	Net amount represents the net amount payable due to the counterparty in the event of default.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Consolidated Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Consolidated Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$ —	$ 107,358,415	$ —	$ 107,358,415
Common Stocks	639,509,174	—	—	639,509,174
Corporate Bonds	—	4,464,499,348	—	4,464,499,348
Non-Agency Mortgage-Backed Securities	—	2,174,997,308	—	2,174,997,308
Preferred Securities
Capital Trusts	—	92,634,102	—	92,634,102
U.S. Government Sponsored Agency Securities	—	888,971,973	—	888,971,973
Short-Term Securities
Money Market Funds	17,392,363	—	—	17,392,363
U.S. Treasury Obligations	—	197,777,656	—	197,777,656
Liabilities
Investments
TBA Sale Commitments	—	(20,719,940)	—	(20,719,940)
	$656,901,537	$7,905,518,862	$—	$8,562,420,399
Derivative Financial Instruments(a)
Assets
Commodity Contracts	$ 364,484	$ —	$ —	$ 364,484
Credit Contracts	—	324,879	—	324,879
Equity Contracts	894,750	268,022,237	—	268,916,987
Foreign Currency Exchange Contracts	—	18,701,303	—	18,701,303
Interest Rate Contracts	5,959,634	12,144,289	—	18,103,923
Liabilities
Commodity Contracts	(8,357,179)	—	—	(8,357,179)
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock Systematic Multi-Strategy Fund

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Liabilities (continued)
Credit Contracts	$ —	$ (23,993)	$ —	$ (23,993)
Equity Contracts	(317,032)	(295,986,312)	—	(296,303,344)
Foreign Currency Exchange Contracts	—	(11,855,252)	—	(11,855,252)
Interest Rate Contracts	(8,488,987)	(10,960,780)	—	(19,449,767)
Other Contracts	—	(506,901)	—	(506,901)
	$(9,944,330)	$(20,140,530)	$—	$(30,084,860)

(a)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Consolidated Statements of Assets and Liabilities (unaudited)
June 30, 2026

	BlackRock Strategic Global Bond Fund, Inc.	BlackRock Systematic Multi-Strategy Fund
ASSETS
Investments, at value — unaffiliated(a)	$ 903,556,397	$ 8,565,747,976
Investments, at value — affiliated(b)	111,952,298	17,392,363
Cash	792,332	3,038,888
Cash pledged:
Collateral — exchange-traded options written	22,130,000	—
Collateral — OTC derivatives	2,719,000	54,572,000
Futures contracts	8,317,792	65,713,000
Centrally cleared swaps	10,159,230	32,316,000
Foreign currency, at value(c)	21,254,821	6,831,099
Receivables:
Investments sold	1,274,377	18,311,913
Options written	40,677	—
Swaps	—	886,545,797
TBA sale commitments	32,549,835	20,682,091
Capital shares sold	2,280,954	36,230,153
Dividends — unaffiliated	3,135	1,271,042
Dividends — affiliated	161,535	149,641
Interest — unaffiliated	7,978,267	67,666,734
From custodian	—	142,239,054
Principal paydowns	28,422	17,785
Variation margin on futures contracts	932,283	6,406,307
Variation margin on centrally cleared swaps	—	279,219
Swap premiums paid	151,787	—
Unrealized appreciation on:
Forward foreign currency exchange contracts	6,905,870	18,701,303
OTC swaps	174,324	267,765,098
Unfunded floating rate loan interests	14,887	—
Prepaid expenses	66,734	286,488
Total assets	1,133,444,957	10,212,163,951
LIABILITIES
Due to broker	1,195,995	—
Cash received:
Collateral — OTC derivatives	430,000	57,560,000
Collateral — TBA commitments	320,793	6,345,190
Options written, at value(d)	3,323,029	—
TBA sale commitments, at value(e)	32,562,951	20,719,940
Payables:
Investments purchased	154,007,815	847,926,850
Swaps	—	917,946,846
Accounting services fees	34,439	179,089
Administration fees	—	360,149
Capital shares redeemed	2,646,187	36,735,778
Custodian fees	135,074	76,063
Income dividend distributions	497,374	—
Interest expense	5,850	—
Investment advisory fees	292,591	4,794,973
Directors’ and Officer’s fees	2,690	73,862
Options written	61,548	—
Other accrued expenses	31,451	39,045
Professional fees	24,644	33,848
Service and distribution fees	18,687	128,762
Transfer agent fees	131,112	3,396,751
Variation margin on futures contracts	393,417	10,203,725
Variation margin on centrally cleared swaps	676,504	—
Swap premiums received	764	—
Unrealized depreciation on:
Forward foreign currency exchange contracts	5,973,146	11,855,252
Consolidated Financial Statements

Consolidated Statements of Assets and Liabilities (unaudited) (continued)
June 30, 2026
	BlackRock Strategic Global Bond Fund, Inc.	BlackRock Systematic Multi-Strategy Fund
OTC swaps	$ 1,079,332	$ 295,812,770
Unfunded floating rate loan interests	3,605	—
Total liabilities	203,848,998	2,214,188,893
Commitments and contingent liabilities
NET ASSETS	$ 929,595,959	$ 7,997,975,058
NET ASSETS CONSIST OF
Paid-in capital	$ 1,010,815,007	$ 8,068,128,907
Accumulated loss	(81,219,048)	(70,153,849)
NET ASSETS	$ 929,595,959	$ 7,997,975,058
(a) Investments, at cost—unaffiliated	$900,752,451	$8,515,114,225
(b) Investments, at cost—affiliated	$112,641,371	$17,392,363
(c) Foreign currency, at cost	$21,296,691	$6,822,541
(d) Premiums received	$2,318,930	$—
(e) Proceeds from TBA sale commitments	$32,549,835	$20,682,091

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Consolidated Statements of Assets and Liabilities (unaudited) (continued)
June 30, 2026

	BlackRock Strategic Global Bond Fund, Inc.	BlackRock Systematic Multi-Strategy Fund
NET ASSET VALUE
Institutional
Net assets	$ 607,685,060	$ 7,148,811,052
Shares outstanding	113,887,316	686,153,882
Net asset value	$ 5.34	$ 10.42
Shares authorized	1 billion	Unlimited
Par value	$0.10	$0.001
Investor A
Net assets	$ 82,022,002	$ 572,107,102
Shares outstanding	15,381,945	55,060,913
Net asset value	$ 5.33	$ 10.39
Shares authorized	1 billion	Unlimited
Par value	$0.10	$0.001
Investor C
Net assets	$ 2,471,659	$ 14,562,101
Shares outstanding	463,945	1,418,098
Net asset value	$ 5.33	$ 10.27
Shares authorized	1 billion	Unlimited
Par value	$0.10	$0.001
Class K
Net assets	$ 237,417,238	$ 262,494,803
Shares outstanding	44,528,046	25,202,373
Net asset value	$ 5.33	$ 10.42
Shares authorized	1 billion	Unlimited
Par value	$0.10	$0.001
See notes to financial statements.
Consolidated Financial Statements

Consolidated Statements of Operations (unaudited)
Six Months Ended June 30, 2026

	BlackRock Strategic Global Bond Fund, Inc.	BlackRock Systematic Multi-Strategy Fund
INVESTMENT INCOME
Dividends — unaffiliated	$241,399	$9,024,643
Dividends — affiliated	1,593,881	816,133
Interest — unaffiliated	20,163,662	208,913,392
Payment-in-kind interest — unaffiliated	377,834	—
Other income — unaffiliated	98,699	55,072
Foreign taxes withheld	(128,921)	(178,602)
Total investment income	22,346,554	218,630,638
EXPENSES
Investment advisory	2,239,298	29,615,284
Transfer agent — class specific	511,953	4,438,813
Custodian	190,500	176,683
Service and distribution — class specific	118,031	715,067
Professional	91,027	155,609
Accounting services	69,319	414,584
Registration	41,159	126,559
Printing and postage	25,928	27,523
Directors and Officer	6,806	54,212
Administration	—	1,412,718
Administration — class specific	—	812,147
Miscellaneous	53,251	118,375
Total expenses excluding interest expense	3,347,272	38,067,574
Interest expense — unaffiliated	806	5,130
Total expenses	3,348,078	38,072,704
Less:
Administration fees waived by the Manager — class specific	—	(10,622)
Fees waived and/or reimbursed by the Manager	(565,127)	(17,365)
Transfer agent fees waived and/or reimbursed by the Manager — class specific	(345,042)	—
Total expenses after fees waived and/or reimbursed	2,437,909	38,044,717
Net investment income	19,908,645	180,585,921
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated(a)	1,974,352	(953,899)
Investments — affiliated	(217,006)	—
Forward foreign currency exchange contracts	(2,078,597)	1,440,388
Foreign currency transactions	174,485	491,099
Futures contracts	6,159,926	(52,848,464)
Options written	3,046,911	—
Swaps	(194,656)	26,523,488
	8,865,415	(25,347,388)

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Consolidated Statements of Operations (unaudited) (continued)
Six Months Ended June 30, 2026
	BlackRock Strategic Global Bond Fund, Inc.	BlackRock Systematic Multi-Strategy Fund
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated(b)	$(7,674,282)	$(61,664,849)
Investments — affiliated	(891,788)	—
Forward foreign currency exchange contracts	512,384	5,558,806
Foreign currency translations	55,099	(355,027)
Futures contracts	313,783	(13,500,803)
Options written	(1,563,801)	—
Swaps	(7,971,811)	(50,510,424)
Unfunded floating rate loan interests	14,255	—
	(17,206,161)	(120,472,297)
Net realized and unrealized loss	(8,340,746)	(145,819,685)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$11,567,899	$34,766,236
(a) Net of foreign capital gain tax and capital gain tax refund, if applicable of	$38,099	$—
(b) Net of reduction in deferred foreign capital gain tax of	$7,537	$—
See notes to financial statements.
Consolidated Financial Statements

Statements of Changes in Net Assets

	BlackRock Strategic Global Bond Fund, Inc.(a)		BlackRock Systematic Multi-Strategy Fund
	Six Months Ended 06/30/26 (unaudited)	Year Ended 12/31/25	Six Months Ended 06/30/26 (unaudited)(a)	Year Ended 12/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$19,908,645	$38,970,525	$180,585,921	$357,090,700
Net realized gain (loss)	8,865,415	(18,309,584)	(25,347,388)	(83,159,689)
Net change in unrealized appreciation (depreciation)	(17,206,161)	48,781,749	(120,472,297)	87,565,957
Net increase in net assets resulting from operations	11,567,899	69,442,690	34,766,236	361,496,968
DISTRIBUTIONS TO SHAREHOLDERS(b)
Institutional	(13,473,358)	(24,250,316)	—	(165,445,820)
Investor A	(1,826,017)	(3,528,735)	—	(7,038,944)
Investor C	(50,722)	(94,270)	—	(196,530)
Class K	(5,339,324)	(9,713,094)	—	(5,319,051)
Decrease in net assets resulting from distributions to shareholders	(20,689,421)	(37,586,415)	—	(178,000,345)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	32,082,335	60,862,488	(40,358,097)	951,932,499
NET ASSETS
Total increase (decrease) in net assets	22,960,813	92,718,763	(5,591,861)	1,135,429,122
Beginning of period	906,635,146	813,916,383	8,003,566,919	6,868,137,797
End of period	$929,595,959	$906,635,146	$7,997,975,058	$8,003,566,919

(a)	Consolidated Statements of Changes in Net Assets.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights
(For a share outstanding throughout each period)

	BlackRock Strategic Global Bond Fund, Inc.
	Institutional
	Six Months Ended 06/30/26 (unaudited)(a)	Year Ended 12/31/25(a)	Year Ended 12/31/24(a)	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21(a)

Net asset value, beginning of period	$5.39	$5.19	$5.32	$5.12	$6.20	$6.38
Net investment income(b)	0.12	0.24	0.24	0.21	0.13	0.12
Net realized and unrealized gain (loss)	(0.05)	0.19	(0.22)	0.14	(1.05)	(0.19)
Net increase (decrease) from investment operations	0.07	0.43	0.02	0.35	(0.92)	(0.07)
Distributions(c)
From net investment income	(0.12)	(0.23)	(0.09)	(0.09)	—	(0.09)
From net realized gain	—	—	—	—	—	(0.01)
Return of capital	—	—	(0.06)	(0.06)	(0.16)	(0.01)
Total distributions	(0.12)	(0.23)	(0.15)	(0.15)	(0.16)	(0.11)
Net asset value, end of period	$5.34	$5.39	$5.19	$5.32	$5.12	$6.20
Total Return(d)
Based on net asset value	1.38%(e)	8.48%(f)	0.46%	6.95%	(14.85)%	(1.08)%
Ratios to Average Net Assets(g)
Total expenses	0.75%(h)	0.77%	0.76%	0.79%	0.82%(i)	0.81%(j)
Total expenses after fees waived and/or reimbursed	0.53%(h)	0.53%	0.53%	0.54%	0.59%(i)	0.61%(j)
Total expenses after fees waived and/or reimbursed and excluding interest expense	0.53%(h)	0.53%	0.53%	0.54%	0.53%	0.53%
Net investment income	4.46%(h)	4.54%	4.59%	4.06%	2.40%	1.88%
Supplemental Data
Net assets, end of period (000)	$607,685	$584,895	$526,430	$489,081	$479,103	$717,250
Portfolio turnover rate(k)	176%	366%	293%	382%	288%	354%

(a)	Consolidated Financial Highlights.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Includes non-recurring expenses of proxy costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 0.78% and 0.55%, respectively.
(j)	Includes non-recurring expenses of proxy costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 0.73% and 0.53%, respectively.
(k)	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Six Months Ended 06/30/26 (unaudited)(a)	Year Ended 12/31/25(a)	Year Ended 12/31/24(a)	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21(a)

Portfolio turnover rate (excluding MDRs)	104%	223%	168%	223%	195%	228%
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock Strategic Global Bond Fund, Inc. (continued)
	Investor A
	Six Months Ended 06/30/26 (unaudited)(a)	Year Ended 12/31/25(a)	Year Ended 12/31/24(a)	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21(a)

Net asset value, beginning of period	$5.39	$5.19	$5.32	$5.12	$6.19	$6.38
Net investment income(b)	0.11	0.23	0.23	0.19	0.12	0.10
Net realized and unrealized gain (loss)	(0.05)	0.19	(0.22)	0.15	(1.04)	(0.19)
Net increase (decrease) from investment operations	0.06	0.42	0.01	0.34	(0.92)	(0.09)
Distributions(c)
From net investment income	(0.12)	(0.22)	(0.08)	(0.08)	—	(0.08)
From net realized gain	—	—	—	—	—	(0.01)
Return of capital	—	—	(0.06)	(0.06)	(0.15)	(0.01)
Total distributions	(0.12)	(0.22)	(0.14)	(0.14)	(0.15)	(0.10)
Net asset value, end of period	$5.33	$5.39	$5.19	$5.32	$5.12	$6.19
Total Return(d)
Based on net asset value	1.07%(e)	8.21%(f)	0.20%	6.69%	(14.92)%	(1.49)%
Ratios to Average Net Assets(g)
Total expenses	1.05%(h)	1.06%	1.07%	1.10%	1.12%(i)	1.08%(j)
Total expenses after fees waived and/or reimbursed	0.78%(h)	0.78%	0.78%	0.79%	0.84%(i)	0.86%(j)
Total expenses after fees waived and/or reimbursed and excluding interest expense	0.78%(h)	0.78%	0.78%	0.79%	0.78%	0.78%
Net investment income	4.21%(h)	4.29%	4.34%	3.78%	2.15%	1.65%
Supplemental Data
Net assets, end of period (000)	$82,022	$86,207	$79,628	$76,849	$83,094	$109,613
Portfolio turnover rate(k)	176%	366%	293%	382%	288%	354%

(a)	Consolidated Financial Highlights.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Includes non-recurring expenses of proxy costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 1.08% and 0.80%, respectively.
(j)	Includes non-recurring expenses of proxy costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 1.00% and 0.78%, respectively.
(k)	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Six Months Ended 06/30/26 (unaudited)(a)	Year Ended 12/31/25(a)	Year Ended 12/31/24(a)	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21(a)

Portfolio turnover rate (excluding MDRs)	104%	223%	168%	223%	195%	228%
See notes to financial statements.

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock Strategic Global Bond Fund, Inc. (continued)
	Investor C
	Six Months Ended 06/30/26 (unaudited)(a)	Year Ended 12/31/25(a)	Year Ended 12/31/24(a)	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21(a)

Net asset value, beginning of period	$5.38	$5.18	$5.32	$5.12	$6.19	$6.37
Net investment income(b)	0.09	0.19	0.19	0.16	0.08	0.06
Net realized and unrealized gain (loss)	(0.04)	0.19	(0.23)	0.14	(1.04)	(0.19)
Net increase (decrease) from investment operations	0.05	0.38	(0.04)	0.30	(0.96)	(0.13)
Distributions(c)
From net investment income	(0.10)	(0.18)	(0.04)	(0.05)	—	(0.03)
From net realized gain	—	—	—	—	—	(0.01)
Return of capital	—	—	(0.06)	(0.05)	(0.11)	(0.01)
Total distributions	(0.10)	(0.18)	(0.10)	(0.10)	(0.11)	(0.05)
Net asset value, end of period	$5.33	$5.38	$5.18	$5.32	$5.12	$6.19
Total Return(d)
Based on net asset value	0.88%(e)	7.41%(f)	(0.73)%	5.89%	(15.56)%	(2.07)%
Ratios to Average Net Assets(g)
Total expenses	1.73%(h)	1.75%	1.73%	1.75%	1.79%(i)	1.83%(j)
Total expenses after fees waived and/or reimbursed	1.53%(h)	1.53%	1.53%	1.54%	1.59%(i)	1.63%(j)
Total expenses after fees waived and/or reimbursed and excluding interest expense	1.53%(h)	1.53%	1.53%	1.54%	1.53%	1.53%
Net investment income	3.47%(h)	3.54%	3.59%	3.04%	1.40%	0.92%
Supplemental Data
Net assets, end of period (000)	$2,472	$3,056	$2,980	$3,624	$4,055	$5,555
Portfolio turnover rate(k)	176%	366%	293%	382%	288%	354%

(a)	Consolidated Financial Highlights.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Includes non-recurring expenses of proxy costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 1.75% and 1.55%, respectively.
(j)	Includes non-recurring expenses of proxy costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 1.73% and 1.53%, respectively.
(k)	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Six Months Ended 06/30/26 (unaudited)(a)	Year Ended 12/31/25(a)	Year Ended 12/31/24(a)	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21(a)

Portfolio turnover rate (excluding MDRs)	104%	223%	168%	223%	195%	228%
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock Strategic Global Bond Fund, Inc. (continued)
	Class K
	Six Months Ended 06/30/26 (unaudited)(a)	Year Ended 12/31/25(a)	Year Ended 12/31/24(a)	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21(a)

Net asset value, beginning of period	$5.39	$5.19	$5.32	$5.12	$6.19	$6.38
Net investment income(b)	0.12	0.24	0.24	0.21	0.13	0.12
Net realized and unrealized gain (loss)	(0.06)	0.20	(0.21)	0.14	(1.03)	(0.20)
Net increase (decrease) from investment operations	0.06	0.44	0.03	0.35	(0.90)	(0.08)
Distributions(c)
From net investment income	(0.12)	(0.24)	(0.10)	(0.09)	—	(0.09)
From net realized gain	—	—	—	—	—	(0.01)
Return of capital	—	—	(0.06)	(0.06)	(0.17)	(0.01)
Total distributions	(0.12)	(0.24)	(0.16)	(0.15)	(0.17)	(0.11)
Net asset value, end of period	$5.33	$5.39	$5.19	$5.32	$5.12	$6.19
Total Return(d)
Based on net asset value	1.22%(e)	8.53%(f)	0.51%	7.01%	(14.67)%	(1.19)%(f)
Ratios to Average Net Assets(g)
Total expenses	0.61%(h)	0.62%	0.62%	0.64%	0.67%(i)	0.70%(j)
Total expenses after fees waived and/or reimbursed	0.48%(h)	0.48%	0.48%	0.49%	0.53%(i)	0.58%(j)
Total expenses after fees waived and/or reimbursed and excluding interest expense	0.48%(h)	0.48%	0.48%	0.49%	0.47%	0.48%
Net investment income	4.51%(h)	4.59%	4.64%	4.13%	2.43%	1.97%
Supplemental Data
Net assets, end of period (000)	$237,417	$232,477	$204,879	$189,840	$136,087	$119,076
Portfolio turnover rate(k)	176%	366%	293%	382%	288%	354%

(a)	Consolidated Financial Highlights.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Includes non-recurring expenses of proxy costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 0.62% and 0.49%, respectively.
(j)	Includes non-recurring expenses of proxy costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 0.60% and 0.48%, respectively.
(k)	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Six Months Ended 06/30/26 (unaudited)(a)	Year Ended 12/31/25(a)	Year Ended 12/31/24(a)	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21(a)

Portfolio turnover rate (excluding MDRs)	104%	223%	168%	223%	195%	228%
See notes to financial statements.

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock Systematic Multi-Strategy Fund
	Institutional
	Six Months Ended 06/30/26 (unaudited)(a)	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Net asset value, beginning of period	$10.37	$10.10	$9.84	$9.66	$10.45	$10.10
Net investment income(b)	0.23	0.48	0.49	0.38	0.21	0.11
Net realized and unrealized gain (loss)	(0.18)	0.03	0.18	0.24	(0.52)	0.51
Net increase (decrease) from investment operations	0.05	0.51	0.67	0.62	(0.31)	0.62
Distributions(c)
From net investment income	—	(0.24)	(0.41)	(0.44)	(0.47)	(0.18)
From net realized gain	—	—	—	—	(0.01)	(0.09)
Return of capital	—	—	—	(0.00)(d)	—	—
Total distributions	—	(0.24)	(0.41)	(0.44)	(0.48)	(0.27)
Net asset value, end of period	$10.42	$10.37	$10.10	$9.84	$9.66	$10.45
Total Return(e)
Based on net asset value	0.48%(f)	5.00%	6.83%	6.44%	(2.95)%	6.19%
Ratios to Average Net Assets(g)
Total expenses	0.92%(h)	0.93%	0.93%	0.94%	0.93%(i)	0.96%(i)
Total expenses after fees waived and/or reimbursed	0.92%(h)	0.92%	0.93%	0.93%	0.92%	0.95%
Net investment income	4.46%(h)	4.67%	4.78%	3.92%	2.08%	1.09%
Supplemental Data
Net assets, end of period (000)	$7,148,811	$7,391,051	$6,301,630	$6,214,876	$8,887,596	$7,451,022
Portfolio turnover rate(j)(k)	116%	270%	242%	344%	847%	936%

(a)	Consolidated Financial Highlights.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Amount is greater than $(0.005) per share.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratio.
(j)	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Six Months Ended 06/30/26 (unaudited)(a)	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Portfolio turnover rate (excluding MDRs)	65%	139%	134%	198%	399%	417%

(k)	Excludes underlying investments in total return swaps.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock Systematic Multi-Strategy Fund (continued)
	Investor A
	Six Months Ended 06/30/26 (unaudited)(a)	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Net asset value, beginning of period	$10.35	$10.09	$9.83	$9.64	$10.43	$10.09
Net investment income(b)	0.22	0.45	0.46	0.35	0.19	0.08
Net realized and unrealized gain (loss)	(0.18)	0.01	0.19	0.25	(0.53)	0.51
Net increase (decrease) from investment operations	0.04	0.46	0.65	0.60	(0.34)	0.59
Distributions(c)
From net investment income	—	(0.20)	(0.39)	(0.41)	(0.44)	(0.16)
From net realized gain	—	—	—	—	(0.01)	(0.09)
Return of capital	—	—	—	(0.00)(d)	—	—
Total distributions	—	(0.20)	(0.39)	(0.41)	(0.45)	(0.25)
Net asset value, end of period	$10.39	$10.35	$10.09	$9.83	$9.64	$10.43
Total Return(e)
Based on net asset value	0.39%(f)	4.59%	6.61%	6.19%	(3.23)%	5.85%
Ratios to Average Net Assets(g)
Total expenses	1.21%(h)	1.21%	1.22%	1.22%	1.19%(i)	1.23%
Total expenses after fees waived and/or reimbursed	1.20%(h)	1.20%	1.20%	1.20%	1.19%	1.20%
Net investment income	4.20%(h)	4.40%	4.48%	3.64%	1.86%	0.81%
Supplemental Data
Net assets, end of period (000)	$572,107	$372,294	$359,115	$283,451	$453,650	$369,323
Portfolio turnover rate(j)(k)	116%	270%	242%	344%	847%	936%

(a)	Consolidated Financial Highlights.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Amount is greater than $(0.005) per share.
(e)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratio.
(j)	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Six Months Ended 06/30/26 (unaudited)(a)	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Portfolio turnover rate (excluding MDRs)	65%	139%	134%	198%	399%	417%

(k)	Excludes underlying investments in total return swaps.
See notes to financial statements.

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock Systematic Multi-Strategy Fund (continued)
	Investor C
	Six Months Ended 06/30/26 (unaudited)(a)	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Net asset value, beginning of period	$10.27	$10.01	$9.75	$9.56	$10.35	$10.05
Net investment income(b)	0.18	0.38	0.39	0.28	0.11	0.02
Net realized and unrealized gain (loss)	(0.18)	0.01	0.18	0.24	(0.52)	0.50
Net increase (decrease) from investment operations	—	0.39	0.57	0.52	(0.41)	0.52
Distributions(c)
From net investment income	—	(0.13)	(0.31)	(0.33)	(0.37)	(0.13)
From net realized gain	—	—	—	—	(0.01)	(0.09)
Return of capital	—	—	—	(0.00)(d)	—	—
Total distributions	—	(0.13)	(0.31)	(0.33)	(0.38)	(0.22)
Net asset value, end of period	$10.27	$10.27	$10.01	$9.75	$9.56	$10.35
Total Return(e)
Based on net asset value	0.00%(f)	3.92%	5.87%	5.48%	(3.96)%	5.18%
Ratios to Average Net Assets(g)
Total expenses	1.90%(h)	1.90%	1.89%	1.90%	1.90%(i)	1.95%(i)
Total expenses after fees waived and/or reimbursed	1.90%(h)	1.90%	1.89%	1.90%	1.89%	1.94%
Net investment income	3.48%(h)	3.71%	3.82%	2.96%	1.09%	0.15%
Supplemental Data
Net assets, end of period (000)	$14,562	$15,385	$15,508	$16,432	$21,457	$17,977
Portfolio turnover rate(j)(k)	116%	270%	242%	344%	847%	936%

(a)	Consolidated Financial Highlights.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Amount is greater than $(0.005) per share.
(e)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratio.
(j)	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Six Months Ended 06/30/26 (unaudited)(a)	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Portfolio turnover rate (excluding MDRs)	65%	139%	134%	198%	399%	417%

(k)	Excludes underlying investments in total return swaps.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock Systematic Multi-Strategy Fund (continued)
	Class K
	Six Months Ended 06/30/26 (unaudited)(a)	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Net asset value, beginning of period	$10.36	$10.10	$9.83	$9.65	$10.45	$10.10
Net investment income(b)	0.24	0.50	0.50	0.40	0.23	0.17
Net realized and unrealized gain (loss)	(0.18)	0.01	0.19	0.23	(0.54)	0.46
Net increase (decrease) from investment operations	0.06	0.51	0.69	0.63	(0.31)	0.63
Distributions(c)
From net investment income	—	(0.25)	(0.42)	(0.45)	(0.48)	(0.19)
From net realized gain	—	—	—	—	(0.01)	(0.09)
Return of capital	—	—	—	(0.00)(d)	—	—
Total distributions	—	(0.25)	(0.42)	(0.45)	(0.49)	(0.28)
Net asset value, end of period	$10.42	$10.36	$10.10	$9.83	$9.65	$10.45
Total Return(e)
Based on net asset value	0.58%(f)	5.02%	7.05%	6.59%	(2.93)%	6.28%
Ratios to Average Net Assets(g)
Total expenses	0.81%(h)	0.81%	0.82%	0.83%	0.81%(i)	0.84%(i)
Total expenses after fees waived and/or reimbursed	0.81%(h)	0.81%	0.82%	0.82%	0.81%	0.83%
Net investment income	4.58%(h)	4.80%	4.89%	4.07%	2.32%	1.58%
Supplemental Data
Net assets, end of period (000)	$262,495	$224,837	$191,884	$189,225	$123,188	$37,071
Portfolio turnover rate(j)(k)	116%	270%	242%	344%	847%	936%

(a)	Consolidated Financial Highlights.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Amount is greater than $(0.005) per share.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratio.
(j)	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Six Months Ended 06/30/26 (unaudited)(a)	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Portfolio turnover rate (excluding MDRs)	65%	139%	134%	198%	399%	417%

(k)	Excludes underlying investments in total return swaps.
See notes to financial statements.

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Consolidated Financial Statements (unaudited)

1.
ORGANIZATION
BlackRock Strategic Global Bond Fund, Inc. (the “Fund”) and BlackRock Funds IV (the “Trust”) are each registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies. The Fund is organized as a Maryland corporation and the Trust is organized as a Massachusetts business trust. BlackRock Systematic Multi-Strategy Fund is a series of the Trust.  The following are referred to herein collectively as the “Funds” or individually as a “Fund”:
Fund Name	Herein Referred To As	Diversification Classification
BlackRock Strategic Global Bond Fund, Inc.	Strategic Global Bond	Diversified
BlackRock Systematic Multi-Strategy Fund	Systematic Multi-Strategy	Diversified
Each Fund offers multiple classes of shares.  All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares.  Institutional and Class K Shares are sold only to certain eligible investors.  Investor A and Investor C Shares bear certain expenses related to shareholder servicing of such shares, and Investor C Shares also bear certain expenses related to the distribution of such shares.  Investor A and Investor C Shares are generally available through financial intermediaries.  Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor C shareholders may vote on material changes to the Investor A Shares distribution and service plan).
Share Class	Initial Sales Charge	CDSC	Conversion Privilege
Institutional and Class K Shares	No	No	None
Investor A Shares	Yes	No(a)	None
Investor C Shares	No	Yes(b)	To Investor A Shares after approximately 8 years

(a)	Investor A Shares may be subject to a contingent deferred sales charge (“CDSC”) for certain redemptions where no initial sales charge was paid at the time of purchase.
(b)	A CDSC of 1.00% is assessed on certain redemptions of Investor C Shares made within one year after purchase.
The Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, are included in a complex of funds referred to as the BlackRock Fixed-Income Complex.
Basis of Consolidation: The accompanying consolidated financial statements of Strategic Global Bond include the account of BlackRock Strategic Global Fund (Cayman) (the “Cayman Subsidiary”), which is a wholly-owned subsidiary of Strategic Global Bond and primarily invests in commodity-related instruments. The Cayman Subsidiary enables Strategic Global Bond to hold these commodity-related instruments and satisfy regulated investment company tax requirements. Strategic Global Bond may invest up to 25% of its total assets in the Cayman Subsidiary. The net assets of the Cayman Subsidiary as of period end were $1,096,602, which is 0.1% of Strategic Global Bond’s consolidated net assets. Intercompany accounts and transactions, if any, have been eliminated.
The accompanying consolidated financial statements of Systematic Multi-Strategy include the account of BlackRock Cayman Systematic Multi-Strategy Fund, Inc. (the “Subsidiary”), which is a wholly-owned subsidiary of Systematic Multi-Strategy and primarily invests in commodity-related instruments and other derivatives. The Subsidiary enables Systematic Multi-Strategy to hold these commodity-related instruments and satisfy regulated investment company tax requirements. Systematic Multi-Strategy may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary as of period end were $9,554,602, which is 0.1% of Systematic Multi-Strategy’s consolidated net assets. Intercompany accounts and transactions, if any, have been eliminated.
2.
SIGNIFICANT ACCOUNTING POLICIES
The consolidated financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the consolidated financial statements, disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition:  For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.  Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value.  Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Funds are informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest.  Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.  Interest income, including amortization and accretion of premiums and discounts on debt securities, and payment-in-kind interest are recognized daily on an accrual basis.  Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.  For convertible securities, premiums attributable to the debt instrument are amortized, but premiums attributable to the conversion feature are not amortized.
Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Notes to Consolidated Financial Statements

Notes to Consolidated Financial Statements (unaudited) (continued)

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Consolidated Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments.  Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions.  All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Consolidated Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of June 30, 2026, if any, are disclosed in the Consolidated Statements of Assets and Liabilities.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Consolidated Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash: The Funds may maintain cash at their custodian, which at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Consolidated Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
Distributions:  Distributions from net investment income are declared daily and paid monthly for Strategic Global Bond and declared and paid at least annually for Systematic Multi-Strategy.  Distributions of capital gains are recorded on the ex-dividend dates and made at least annually.  The portion of distributions, if any, that exceeds a fund’s current and accumulated earnings and profits, as measured on a tax basis, constitute a non-taxable return of capital. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Net income and realized gains from investments held by each of the Cayman Subsidiary and the Subsidiary are treated as ordinary income for tax purposes. If a net loss is realized by the Cayman Subsidiary or Subsidiary in any taxable year, the loss will generally not be available to offset each Fund’s ordinary income and/or capital gains for that year.
Deferred Compensation Plan: Under the Deferred Compensation Plan (the “Plan”) approved by each Board of Directors of the Fund and Board of Trustees of the Trust (the “Board”), the directors who are not “interested persons” of the Funds, as defined in the 1940 Act (“Independent Directors”), may defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of certain funds in the BlackRock Fixed-Income Complex selected by the Independent Directors. This has the same economic effect for the Independent Directors as if the Independent Directors had invested the deferred amounts directly in certain funds in the BlackRock Fixed-Income Complex.
The Plan is not funded and obligations thereunder represent general unsecured claims against the general assets of each Fund, as applicable. Deferred compensation liabilities, if any, are included in the Directors’ and Officer’s fees payable in the Consolidated Statements of Assets and Liabilities and will remain as a liability of the Funds until such amounts are distributed in accordance with the Plan. Net appreciation (depreciation) in the value of participants’ deferral accounts is allocated among the participating funds in the BlackRock Fixed-Income Complex and reflected as Directors and Officer expense on the Consolidated Statements of Operations. The Directors and Officer expense may be negative as a result of a decrease in value of the deferred accounts.
Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.
Other:  Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on their relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
The Funds have an arrangement with their custodian whereby credits are earned on uninvested cash balances. For financial reporting purposes, custodian credits, if any, are included in interest income in the Consolidated  Statements of Operations.
Segment Reporting: The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within each Fund’s consolidated financial statements.

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Consolidated Financial Statements (unaudited) (continued)

3.
INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  Each Fund’s investments are valued at fair value (also referred to as “market value” within the consolidated  financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board has approved the designation of each Fund’s Manager as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
•Equity investments (except ETF options, equity index options or those that are customized) traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded or, if a reported closing price is not available, the last traded price on the exchange or market on which the security or instrument is primarily traded at the time of valuation or last available bid (long positions) or ask (short positions) price.
•Fixed-income investments and certain derivative instruments for which market quotations are readily available are generally valued using the last available bid price (including evaluated prices) provided by independent dealers or third-party pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more independent brokers or dealers as obtained from a third-party pricing service. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots of securities in certain asset classes may trade at lower prices than institutional round lots, and the value ultimately realized when the securities are sold could differ from the prices used by a fund. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.
•Shares of underlying exchange-traded closed-end funds or other exchange-traded funds (“ETFs”) are valued at their most recent closing price. ETFs and closed-end funds traded on a recognized exchange for which there were no sales on that day may be valued at the last trade or last available bid (long positions) or ask (short positions) price.
•Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s net asset value (“NAV”).
•Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
•Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE based on that day’s prevailing forward exchange rate for the underlying currencies.
•Exchange-traded options (except ETF options, equity index options or those that are customized) are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that the prior day’s price no longer reflects the fair value of the option. Customized exchange-traded equity options, ETF options, equity index options and over-the-counter (“OTC”) options and options on swaps (“swaptions”) are valued by an independent pricing service using a mathematical model, which incorporates a number of market data factors, such as the trades and prices of the underlying instruments.
•Interest rate, credit default, inflation and currency swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate market data and discounted cash flows. Total return and equity swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using models that incorporate market trades and fair value of the underlying reference instruments.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Notes to Consolidated Financial Statements

Notes to Consolidated Financial Statements (unaudited) (continued)

For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs:
(i) recent market transactions, including secondary market transactions, merger or acquisition activity and subsequent rounds of financing in the underlying investment or comparable issuers
(ii) recapitalizations and other transactions across the capital structure
(iii) market or relevant indices multiples of comparable issuers
(iv) future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks
(v) quoted prices for similar investments or assets in active markets
(vi) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates
(vii) audited or unaudited financial statements, investor communications and Private Company financial or operational metrics
(viii) relevant market news and other public sources.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing a market approach to determine the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involves a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
Private Companies are not subject to public company disclosure, timing, and reporting standards applicable to other investments held by a Fund. Certain information made available by a Private Company is as of a date that is earlier than the date a Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
•Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
•Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.  Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors.  The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4.
SECURITIES AND OTHER INVESTMENTS
Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.
For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities

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Notes to Consolidated Financial Statements (unaudited) (continued)

issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.
Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.
Collateralized Debt Obligations: Collateralized debt obligations (“CDOs”), including collateralized bond obligations (“CBOs”) and collateralized loan obligations (“CLOs”), are types of asset-backed securities. A CDO is an entity that is backed by a diversified pool of debt securities (CBOs) or syndicated bank loans (CLOs). The cash flows of the CDO can be split into multiple segments, called “tranches,” which will vary in risk profile and yield. The riskiest segment is the subordinated or “equity” tranche. This tranche bears the greatest risk of defaults from the underlying assets in the CDO and serves to protect the other, more senior, tranches from default in all but the most severe circumstances. Since it is shielded from defaults by the more junior tranches, a “senior” tranche will typically have higher credit ratings and lower yields than their underlying securities, and often receive investment grade ratings from one or more of the nationally recognized rating agencies. Despite the protection from the more junior tranches, senior tranches can experience substantial losses due to actual defaults, increased sensitivity to future defaults and the disappearance of one or more protecting tranches as a result of changes in the credit profile of the underlying pool of assets.
Inflation-Indexed Bonds: Inflation-indexed bonds (other than municipal inflation-indexed and certain corporate inflation-indexed bonds) are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation rises or falls, the principal value of inflation-indexed bonds (other than municipal inflation-indexed and certain corporate inflation-indexed bonds) will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Any upward or downward adjustment in the principal amount of an inflation-indexed bond is included as interest income in the Consolidated Statements of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal. With regard to municipal inflation-indexed bonds and certain corporate inflation-indexed bonds, the inflation adjustment is typically reflected in the semi-annual coupon payment. As a result, the principal value of municipal inflation-indexed bonds and such corporate inflation-indexed bonds does not adjust according to the rate of inflation.
Multiple Class Pass-Through Securities: Multiple class pass-through securities, including collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities, may be issued by Ginnie Mae, U.S. Government agencies or instrumentalities or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by a pool of residential or commercial mortgage loans or Mortgage Assets. The payments on these are used to make payments on the CMOs or multiple pass-through securities. Multiple class pass-through securities represent direct ownership interests in the Mortgage Assets. Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes and targeted amortization classes. IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages, the cash flow from which has been separated into interest and principal components. IOs receive the interest portion of the cash flow while POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the principal is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slower than anticipated, the life of the PO is lengthened and the yield to maturity is reduced. If the underlying Mortgage Assets experience greater than anticipated prepayments of principal, a fund’s initial investment in the IOs may not fully recoup.
Stripped Mortgage-Backed Securities: Stripped mortgage-backed securities are typically issued by the U.S. Government, its agencies and instrumentalities. Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest (IOs) and principal (POs) distributions on a pool of Mortgage Assets. Stripped mortgage-backed securities may be privately issued.
Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.
Capital Securities and Trust Preferred Securities: Capital securities, including trust preferred securities, are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics. In the case of trust preferred securities, an affiliated business trust of a corporation issues these securities, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can be structured with either a fixed or adjustable coupon that can have either a perpetual or stated maturity date. For trust preferred securities, the issuing bank or corporation pays interest to the trust, which is then distributed to holders of these securities as a dividend. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market. These securities generally are rated below that of the issuing company’s senior debt securities and are freely callable at the issuer’s option.
Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.
Warrants: Warrants entitle a fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the warrant expires, the warrant generally expires without any value and a fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more risk
Notes to Consolidated Financial Statements

Notes to Consolidated Financial Statements (unaudited) (continued)

than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.
Floating Rate Loan Interests: Floating rate loan interests are typically issued to companies (the “borrower”) by banks, other financial institutions, or privately and publicly offered corporations (the “lender”). Floating rate loan interests are generally non-investment grade, often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged or in bankruptcy proceedings. In addition, transactions in floating rate loan interests may settle on a delayed basis, which may result in proceeds from the sale not being readily available for a fund to make additional investments or meet its redemption obligations. Floating rate loan interests may include fully funded term loans or revolving lines of credit. Floating rate loan interests are typically senior in the corporate capital structure of the borrower. Floating rate loan interests generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. Since the rates reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the NAV of a fund to the extent that it invests in floating rate loan interests. The base lending rates are generally the lending rate offered by one or more European banks, such as the Secured Overnight Financing Rate (“SOFR”), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. Floating rate loan interests may involve foreign borrowers, and investments may be denominated in foreign currencies. These investments are treated as investments in debt securities for purposes of a fund’s investment policies.
When a fund purchases a floating rate loan interest, it may receive a facility fee and when it sells a floating rate loan interest, it may pay a facility fee. On an ongoing basis, a fund may receive a commitment fee based on the undrawn portion of the underlying line of credit amount of a floating rate loan interest. Facility and commitment fees are typically amortized to income over the term of the loan or term of the commitment, respectively. Consent and amendment fees are recorded to income as earned. Prepayment penalty fees, which may be received by a fund upon the prepayment of a floating rate loan interest by a borrower, are recorded as realized gains. A fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.
Floating rate loan interests are usually freely callable at the borrower’s option. A fund may invest in such loans in the form of participations in loans (“Participations”) or assignments (“Assignments”) of all or a portion of loans from third parties. Participations typically will result in a fund having a contractual relationship only with the lender, not with the borrower. A fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Participations, a fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of offset against the borrower. A fund may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, a fund assumes the credit risk of both the borrower and the lender that is selling the Participation. A fund’s investment in loan participation interests involves the risk of insolvency of the financial intermediaries who are parties to the transactions. In the event of the insolvency of the lender selling the Participation, a fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower. Assignments typically result in a fund having a direct contractual relationship with the borrower, and a fund may enforce compliance by the borrower with the terms of the loan agreement.
In connection with floating rate loan interests, the Funds may also enter into unfunded floating rate loan interests (“commitments”). In connection with these commitments, a fund earns a commitment fee, typically set as a percentage of the commitment amount. Such fee income, which is included in interest income in the Consolidated Statements of Operations, is recognized ratably over the commitment period. Unfunded floating rate loan interests are marked-to-market daily, and any unrealized appreciation (depreciation) is included in the Consolidated Statements of Assets and Liabilities and Consolidated Statements of Operations. As of period end, the Funds had the following unfunded floating rate loan interests:
Fund Name	Borrower	Par	Commitment Amount	Value	Unrealized Appreciation (Depreciation)
Strategic Global Bond	CoreWeave Financing DDTL V LLC	$499,750	$ 494,753	$509,640	$ 14,887
	Montage Hotels & Resorts LLC	70,417	70,417	66,812	(3,605)
					$ 11,282
Special Purpose Acquisition Companies: Special purpose acquisition companies (SPACs) are companies that have no operations but go public with the intention of merging with or acquiring a company using the proceeds of the SPAC’s initial public offering. The Funds may enter into a commitment with a SPAC for a private investment in a public equity (PIPE) and will satisfy the commitment if and when the SPAC completes its merger or acquisition. Securities purchased through PIPE transactions will be restricted from trading and considered illiquid until a registration statement for the shares is filed and declared effective. Unfunded SPAC PIPE commitments are marked-to-market and any unrealized appreciation (depreciation) is separately presented in the Consolidated Statements of Assets and Liabilities and Consolidated Statements of Operations. As of period end, the Funds had the following unfunded SPAC PIPE commitments:
Forward Commitments, When-Issued and Delayed Delivery Securities: The Funds may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Funds may purchase securities under such conditions with the intention of actually acquiring them but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Funds may be required to pay more at settlement than the security is worth. In addition, a fund is not entitled to any of the interest earned prior to settlement. When purchasing a security on a delayed delivery basis, the Funds assume the rights and risks of ownership of the security, including the risk of price and yield fluctuations. In the event of default by the counterparty, the Funds’ maximum amount of loss is the unrealized appreciation of unsettled when-issued transactions. These types of securities may be considered unfunded and may obligate the Funds to make future cash payments. An unfunded commitment is marked-to-market and any unrealized appreciation (depreciation) is separately presented in the Consolidated Statements of Assets and Liabilities and Consolidated Statements of Operations.
TBA Commitments: TBA commitments are forward agreements for the purchase or sale of securities, including mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. When entering into TBA commitments, a fund may take possession of or deliver the underlying mortgage-backed

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Consolidated Financial Statements (unaudited) (continued)

securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date, if there are expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.
In order to better define contractual rights and to secure rights that will help a fund mitigate its counterparty risk, TBA commitments may be entered into by a fund under Master Securities Forward Transaction Agreements (each, an “MSFTA”). An MSFTA typically contains, among other things, collateral posting terms and netting provisions in the event of default and/or termination event. The collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of the collateral currently pledged by a fund and the counterparty. Cash collateral that has been pledged to cover the obligations of a fund and cash collateral received from the counterparty, if any, is reported separately in the Consolidated Statements of Assets and Liabilities as cash pledged as collateral for TBA commitments or cash received as collateral for TBA commitments, respectively. Non-cash collateral pledged by a fund, if any, is noted in the Consolidated Schedules of Investments. Typically, a fund is permitted to sell, re-pledge or use the collateral it receives; however, the counterparty is not permitted to do so. To the extent amounts due to a fund are not fully collateralized, contractually or otherwise, a fund bears the risk of loss from counterparty non-performance.
Mortgage Dollar Roll Transactions: The Funds may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and a fund realizes gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities.
Commitments: Commitments are agreements to acquire an investment at a future date (subject to conditions) in connection with a potential public or non-public offering.  Such agreements may obligate a fund to make future cash payments.  As of June 30, 2026, Strategic Global Bond had outstanding commitments of 2,026,448. These commitments are not included in the net assets of Strategic Global Bond as of June 30, 2026.
5.
DERIVATIVE FINANCIAL INSTRUMENTS
The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Funds and/or to manage their exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Consolidated Schedules of Investments. These contracts may be transacted on an exchange or OTC.
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Consolidated Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Consolidated Schedules of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Consolidated Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Consolidated Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Consolidated Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Forward Foreign Currency Exchange Contracts: Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Funds are denominated and in some cases, may be used to obtain exposure to a particular market. The contracts are traded OTC and not on an organized exchange.
The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Consolidated Statements of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded in the Consolidated Statements of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the Consolidated Statements of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Consolidated Statements of Assets and Liabilities. The Funds’ risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Funds.
Options: The Funds may purchase and write call and put options to increase or decrease their exposure to the risks of underlying instruments, including equity risk, interest rate risk and/or commodity price risk and/or, in the case of options written, to generate gains from options premiums.
Notes to Consolidated Financial Statements

Notes to Consolidated Financial Statements (unaudited) (continued)

A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised) the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period.
Premiums paid on options purchased and premiums received on options written, as well as the daily fluctuation in market value, are included in investments at value – unaffiliated and options written at value, respectively, in the Consolidated Statements of Assets and Liabilities. When an instrument is purchased or sold through the exercise of an option, the premium is offset against the cost or proceeds of the underlying instrument. When an option expires, a realized gain or loss is recorded in the Consolidated Statements of Operations to the extent of the premiums received or paid. When an option is closed or sold, a gain or loss is recorded in the Consolidated Statements of Operations to the extent the cost of the closing transaction exceeds the premiums received or paid. When the Funds write a call option, such option is typically “covered,” meaning that they hold the underlying instrument subject to being called by the option counterparty. When the Funds write a put option, cash is segregated in an amount sufficient to cover the obligation. These amounts, which are considered restricted, are included in cash pledged as collateral for options written in the Consolidated Statements of Assets and Liabilities.
•Swaptions — The Funds may purchase and write options on swaps (“swaptions”) primarily to preserve a return or spread on a particular investment or portion of the Funds’ holdings, as a duration management technique or to protect against an increase in the price of securities it anticipates purchasing at a later date. The purchaser and writer of a swaption is buying or granting the right to enter into a previously agreed upon interest rate or credit default swap agreement (interest rate risk and/or credit risk) at any time before the expiration of the option.
•Interest rate caps and floors — Interest rate caps and floors are entered into to gain or reduce exposure to interest rates (interest rate risk and/or other risk). Caps are agreements whereby one party agrees to make payments to the other, in return for a premium, to the extent that interest rate indexes exceed a specified rate, or “cap.” Floors are agreements whereby one party agrees to make payments to the other, in return for a premium, to the extent that interest rate indexes fall below a specified rate, or “floor.” The maximum potential amount of future payments that a Fund would be required to make under an interest rate cap would be the notional amount times the percentage increase in interest rates determined by the difference between the interest rate index current value and the value at the time the cap was entered into.
•Foreign currency options — The Funds may purchase and write foreign currency options, foreign currency futures and options on foreign currency futures to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk). Foreign currency options give the purchaser the right to buy from or sell to the writer a foreign currency at any time before the expiration of the option.
•Barrier options – The Funds may purchase and write a variety of options with non-standard payout structures or other features (“barrier options”) that are generally traded OTC.
The Funds may invest in various types of barrier options, including down-and-out options, down-and-in options, double no-touch options, one-touch options, instant one-touch options, up-and-out options and up-and-in options. Down-and-out options expire worthless to the purchaser if the price of the underlying instrument falls below a specific barrier price level prior to the expiration date. Down-and-in options expire worthless to the purchaser unless the price of the underlying instrument falls below a specific barrier price level prior to the expiration date. Double no-touch options provide the purchaser an agreed-upon payout if the price of the underlying instrument does not reach or surpass predetermined barrier price levels prior to the option’s expiration date. One-touch options and instant one-touch options provide the purchaser an agreed-upon payout if the price of the underlying instrument reaches or surpasses predetermined barrier price levels prior to the expiration date. Up-and-out options expire worthless to the purchaser if the price of the underlying instrument increases beyond a predetermined barrier price level prior to the expiration date. Up-and-in options can only be exercised when the price of the underlying instrument increases beyond a predetermined barrier price level.
In purchasing and writing options, the Funds bear the risk of an unfavorable change in the value of the underlying instrument or the risk that they may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Funds purchasing or selling a security when they otherwise would not, or at a price different from the current market value.
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Funds and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Consolidated Statements of  Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC swaps in the Consolidated Statements of Assets and Liabilities. Payments received or paid are recorded in the Consolidated Statements of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Consolidated Statements  of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Funds’ basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the CCP becomes the Funds’ counterparty on the swap. Each Fund is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, each Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Consolidated Schedules of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Consolidated Statements of Assets and Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Consolidated Statements of  Assets and Liabilities. Pursuant to the contract, each Fund agrees to receive from or pay to the broker variation margin. Variation margin is recorded as unrealized appreciation (depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Consolidated Statements of Assets and Liabilities. Payments received from (paid to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Consolidated Statements of Operations, including those at termination.

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Consolidated Financial Statements (unaudited) (continued)

•Credit default swaps — Credit default swaps are entered into to manage exposure to the market or certain sectors of the market, to reduce risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which a fund is not otherwise exposed (credit risk).
The Funds may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring). As a buyer, if an underlying credit event occurs, the Funds will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Funds will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.
•Equity and Total return swaps — Equity and total return swaps are entered into to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).
Equity swaps are designed to function as direct economic investments in long or short equity positions. This means that a fund will receive the economic benefits and risks equivalent to direct investment in these positions, subject to certain adjustments due to events related to the counterparty. Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid. Equity swaps incur interest charges and credits (“financing fees”) related to the notional value of the position. These interest charges and credits are based on a specified benchmark rate plus or minus a specified spread.
Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument, or basket of underlying instruments, in exchange for fixed or floating rate interest payments. If the total return of the instrument(s) or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Funds receive payment from or make a payment to the counterparty.
Certain total return swaps are designed to function as a portfolio of direct investments in long and short equity positions. This means that the Fund has the ability to trade in and out of these long and short positions within the swap and will receive the economic benefits and risks equivalent to direct investment in these positions, subject to certain adjustments due to events related to the counterparty. Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in the swap’s market value. The market value also includes interest charges and credits (“financing fees”) related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on a specified benchmark rate plus or minus a specified spread determined based upon the country and/or currency of the positions in the portfolio.
Positions within the swap and financing fees are reset periodically. During a reset, any unrealized appreciation (depreciation) on positions and accrued financing fees become available for cash settlement between the Funds and the counterparty. The amounts that are available for cash settlement are recorded as realized gains or losses in the Consolidated Statements of Operations. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Funds and the counterparty, over the life of the agreement. Certain swaps have no stated expiration and can be terminated by either party at any time.
•Interest rate swaps — Interest rate swaps are entered into to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate (interest rate risk).
Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. In more complex interest rate swaps, the notional principal amount may decline (or amortize) over time.
•Forward swaps — The Funds may enter into forward interest rate swaps and forward total return swaps. In a forward swap, each Fund and the counterparty agree to make periodic net payments beginning on a specified date or a net payment at termination.
•Inflation swaps — Inflation swaps are entered into to gain or reduce exposure to inflation (inflation risk). In an inflation swap, one party makes fixed interest payments on a notional principal amount in exchange for another party’s variable payments based on an inflation index, such as the Consumer Price Index.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Consolidated Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Notes to Consolidated Financial Statements

Notes to Consolidated Financial Statements (unaudited) (continued)

Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds and the counterparty.
Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately in the Consolidated Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Consolidated Schedules of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Funds.  Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Funds from the counterparty are not fully collateralized, each Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stand ready to perform under the terms of their agreement with such counterparty, each Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Consolidated Statements of Assets and Liabilities.
6.
INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: Strategic Global Bond, and the Trust, on behalf of Systematic Multi-Strategy, entered into an Investment Advisory Agreement with the Manager, the Funds’ investment adviser and an indirect, majority-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund.
For such services, each Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of each Fund’s net assets:
	Investment Advisory Fees
Average Daily Net Assets	Strategic Global Bond	Systematic Multi-Strategy
First $1 billion	0.50%	0.80%
$1 billion — $3 billion	0.47	0.75
$3 billion — $5 billion	0.45	0.72
$5 billion — $10 billion	0.44	0.70
Greater than $10 billion	0.43	0.68
With respect to Strategic Global Bond, the Manager entered into separate sub-advisory agreements with each of BlackRock International Limited (“BIL”) and BlackRock (Singapore) Limited (“BSL”) and with respect to Systematic Multi-Strategy, the Manager entered into separate sub-advisory agreement with BIL, BlackRock Asset Management North Asia Limited (“BAMNA”), (collectively, the “Sub-Advisers”), each an affiliate of the Manager. The Manager pays BIL, BSL and BAMNA for services they provide for that portion of each Fund for which BIL or BSL or BAMNA, as applicable, acts as Sub-Adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by each Fund to the Manager.
Service and Distribution Fees:  Strategic Global Bond, and the Trust, on behalf of Systematic Multi-Strategy, entered into a Distribution Agreement and Distribution and Service Plans with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of each Fund as follows:
	Strategic Global Bond		Systematic Multi-Strategy
Share Class	Service Fees	Distribution Fees	Service Fees	Distribution Fees
Investor A	0.25%	N/A	0.25%	N/A
Investor C	0.25	0.75%	0.25	0.75%
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Fund. The ongoing service and/or distribution fee compensates/reimburses BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.
For the six months ended June 30, 2026, the following table shows the class specific service and distribution fees borne directly by each share class of each Fund:
Fund Name	Investor A	Investor C	Total
Strategic Global Bond	$ 104,097	$ 13,934	$ 118,031
Systematic Multi-Strategy	639,190	75,877	715,067
Administration:  The Trust, on behalf of Systematic Multi-Strategy, entered into an Administration Agreement with the Manager, an indirect, majority-owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Consolidated Financial Statements (unaudited) (continued)

the average daily net assets of the Fund. The administration fee, which is shown as administration in the Consolidated Statements of Operations, is paid at the annual rates below.
Average Daily Net Assets	Administration Fees
First $500 million	0.0425%
$500 million - $1 billion	0.0400
$1 billion - $2 billion	0.0375
$2 billion - $4 billion	0.0350
$4 billion - $13 billion	0.0325
Greater than $13 billion	0.0300
In addition, the Manager charges each of the share classes an administration fee, which is shown as administration – class specific in the Consolidated Statements of Operations, at an annual rate of 0.02% of the average daily net assets of each respective class.
For the six months ended June 30, 2026, the following table shows the class specific administration fees borne directly by each share class of each Fund:
Fund Name	Institutional	Investor A	Investor C	Class K	Total
Systematic Multi-Strategy	$ 734,381	$ 51,135	$ 1,518	$ 25,113	$ 812,147
Transfer Agent:  Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets.  For the six months ended June 30, 2026, the Funds did not pay any amounts to affiliates in return for these services.
The Manager maintains a call center that is responsible for providing certain shareholder services to the Funds. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the six months ended June 30, 2026, each Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Consolidated Statements of Operations:
Fund Name	Institutional	Investor A	Investor C	Class K	Total
Strategic Global Bond	$ 1,497	$ 1,107	$ 57	$ 480	$ 3,141
Systematic Multi-Strategy	5,907	865	76	181	7,029
For the six months ended June 30, 2026, the following table shows the class specific transfer agent fees borne directly by each share class of each Fund:
Fund Name	Institutional	Investor A	Investor C	Class K	Total
Strategic Global Bond	$ 422,132	$ 82,460	$ 1,782	$ 5,579	$ 511,953
Systematic Multi-Strategy	4,063,898	367,253	6,699	963	4,438,813
Other Fees:  For the six months ended June 30, 2026, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of each Fund’s Investor A Shares as follows:
Fund Name	Investor A
Strategic Global Bond	$ 2,516
Systematic Multi-Strategy	869
For the six months ended June 30, 2026, affiliates received CDSCs as follows:
Fund Name	Investor A	Investor C
Strategic Global Bond	$ 3	$ 40
Systematic Multi-Strategy	—	257
Expense Limitations, Waivers and Reimbursements:  With respect to each Fund, the Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver") through June 30, 2027. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of a Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. These amounts are included in fees waived and/or reimbursed by the Manager in the Consolidated Statements of Operations. For the six months ended June 30, 2026, the amounts waived were as follows:
Fund Name	Fees Waived and/or Reimbursed by the Manager
Strategic Global Bond	$ 10,338
Systematic Multi-Strategy	17,365
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of each Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2027. The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of Strategic Global Bond Fund assets invested in (i) affiliated equity and fixed-income exchange-traded funds that have a contractual management fee and (ii) other exchange-traded products sponsored by BlackRock or its affiliates, through June 30, 2027. The contractual agreement may be
Notes to Consolidated Financial Statements

Notes to Consolidated Financial Statements (unaudited) (continued)

terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of a Fund. These amounts are included in fees waived and/or reimbursed by the Manager in the Consolidated Statements of Operations. For the six months ended June 30, 2026, the amounts waived in investment advisory fees pursuant to these arrangements were as follows:
Fund Name	Fees Waived and/or Reimbursed by the Manager
Strategic Global Bond	$ 130,965
With respect to each Fund, the Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit net total annual operating expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
Fund Name	Institutional	Investor A	Investor C	Class K
Strategic Global Bond	0.53%	0.78%	1.53%	0.48%
Systematic Multi-Strategy	0.95	1.20	1.95	0.90
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2027, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of a Fund.  For the six months ended June 30, 2026, amounts included in the Consolidated Statements of Operations were as follows:
Fund Name	Fees Waived and/or Reimbursed by the Manager
Strategic Global Bond	$ 423,824
In addition, these amounts waived and/or reimbursed by the Manager are included in administration fees waived by the Manager — class specific and transfer agent fees waived and/or reimbursed by the Manager — class specific, respectively, in the Consolidated Statements of Operations. For the six months ended June 30, 2026, class specific expense waivers and/or reimbursements were as follows:
Administration Fees Waived by the Manager - Class Specific
Fund Name	InvestorA	Total
Systematic Multi-Strategy	$ 10,622	$ 10,622

Transfer Agent Fees Waived and/or Reimbursed by the Manager - Class Specific
Fund Name	Institutional	Investor A	Investor C	Class K	Total
Strategic Global Bond	$ 276,738	$ 61,640	$ 1,085	$ 5,579	$ 345,042
Directors and Officers:  Certain directors and/or officers of the Funds are directors and/or officers of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the Funds’ Chief Compliance Officer, which is included in Directors and Officer in the Consolidated Statements of Operations.
Other Transactions:  The Funds may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common directors. For the six months ended June 30, 2026, the purchase and sale transactions and any net realized gains (losses) with affiliated funds in compliance with Rule 17a-7 under the 1940 Act were as follows:
Fund Name	Purchases	Sales	Net Realized Gain (Loss)
Systematic Multi-Strategy	$25,719,809	$45,120,005	$(1,604,888)
7.
PURCHASES AND SALES
For the six months ended June 30, 2026, purchases and sales of investments, including paydowns/payups, mortgage dollar rolls and excluding short-term securities, were as follows:
	U.S. Government Securities		Other Securities
Fund Name	Purchases	Sales	Purchases	Sales
Strategic Global Bond	$ 1,219,524,345	$ 1,260,476,246	$ 425,911,326	$ 436,592,475
Systematic Multi-Strategy	8,456,929,493	8,303,238,623	2,405,570,536	1,410,832,836
For the six months ended June 30, 2026, purchases and sales related to mortgage dollar rolls were as follows:
Fund Name	Purchases	Sales
Strategic Global Bond	$ 669,910,526	$ 670,472,291
Systematic Multi-Strategy	4,302,024,507	4,304,499,338

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Consolidated Financial Statements (unaudited) (continued)

8.
INCOME TAX INFORMATION
It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Funds as of June 30, 2026, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ consolidated financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these consolidated financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
As of December 31, 2025, the Funds had non-expiring capital loss carryforwards as follows:
Fund Name	Non-Expiring Capital Loss Carryforwards(a)
Strategic Global Bond	$ (77,031,862)
Systematic Multi-Strategy	(296,413,765)

(a)	Amounts available to offset future realized capital gains.
As of June 30, 2026, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
Fund Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Strategic Global Bond	$ 1,014,202,767	$ 40,567,192	$ (42,034,728)	$ (1,467,536)
Systematic Multi-Strategy	8,553,578,898	455,488,595	(456,049,863)	(561,268)
9.
BANK BORROWINGS
Strategic Global Bond, and the Trust, on behalf of Systematic Multi-Strategy, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the Fed Funds rate (but in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple SOFR (but in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2027 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds.  During the six months ended June 30, 2026, the Funds did not borrow under the credit agreement.
10.
PRINCIPAL RISKS
In the normal course of business, each Fund investsin securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which each Fund is subject.
Market Risk:
Investments in the securities of issuers domiciled in countries with emerging capital markets involve certain additional risks that do not generally apply to investments in securities of issuers in more developed capital markets, such as (i) low or nonexistent trading volume, resulting in a lack of liquidity and increased volatility in prices for such securities; (ii) lack of reliable settlement procedures and significant delays in registering the transfer of securities; (iii) uncertain national policies and social, political and economic instability, increasing the potential for expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments; (iv) lack of publicly available or reliable information about issuers as a result of not being subject to the same degree of regulatory requirements  and accounting, auditing and financial reporting standards; and (v) possible fluctuations in exchange rates, differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. governmental laws or restrictions applicable to such investments.
Notes to Consolidated Financial Statements

Notes to Consolidated Financial Statements (unaudited) (continued)

Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.
Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities. Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may  experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests. A Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
The price a Fund could receive upon the sale of any particular portfolio investment may differ from a Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore a Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by a Fund, and a Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Consolidated Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
For OTC options purchased, each Fund bears the risk of loss in the amount of the premiums paid plus the positive change in market values net of any collateral held by the Funds should the counterparty fail to perform under the contracts. Options written by the Funds do not typically give rise to counterparty credit risk, as options written generally obligate the Funds, and not the counterparty, to perform. The Funds may be exposed to counterparty credit risk with respect to options written to the extent each Fund deposits collateral with its counterparty to a written option.
With exchange-traded options purchased, exchange-traded futures and centrally cleared swaps, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Consolidated Schedule of Investments.
The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates during a period of historically low interest rates. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Funds’ performance.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Consolidated Financial Statements (unaudited) (continued)

and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
The Funds invest a significant portion of  their assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-backed securities. When a fund concentrates its investments in this manner, it assumes a greater risk of prepayment or payment extension by securities issuers. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions. Investment percentages in these securities are presented in the Consolidated Schedules of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
11.
CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
	Six Months Ended 06/30/26		Year Ended 12/31/25
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
Strategic Global Bond
Institutional
Shares sold	22,177,022	$ 118,703,594	40,904,048	$ 218,413,362
Shares issued in reinvestment of distributions	2,272,229	12,173,940	4,137,251	22,092,612
Shares redeemed	(19,036,724)	(101,975,499)	(37,946,009)	(202,472,237)
	5,412,527	$ 28,902,035	7,095,290	$ 38,033,737
Investor A
Shares sold	2,073,788	$ 11,077,276	5,203,557	$ 27,661,672
Shares issued in reinvestment of distributions	327,451	1,753,425	631,791	3,372,470
Shares redeemed	(3,017,580)	(16,159,496)	(5,182,326)	(27,619,790)
	(616,341)	$ (3,328,795)	653,022	$ 3,414,352
Investor C
Shares sold	100,756	$ 539,129	203,944	$ 1,093,354
Shares issued in reinvestment of distributions	9,516	50,898	17,670	94,183
Shares redeemed and automatic conversion of shares	(214,044)	(1,142,969)	(228,637)	(1,213,709)
	(103,772)	$ (552,942)	(7,023)	$ (26,172)
Class K
Shares sold	8,840,792	$ 47,341,347	14,912,021	$ 79,299,115
Shares issued in reinvestment of distributions	906,258	4,853,244	1,631,712	8,709,568
Shares redeemed	(8,369,076)	(45,132,554)	(12,882,333)	(68,568,112)
	1,377,974	$ 7,062,037	3,661,400	$ 19,440,571
	6,070,388	$ 32,082,335	11,402,689	$ 60,862,488

	Six Months Ended 06/30/26		Year Ended 12/31/25
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
Systematic Multi-Strategy
Institutional
Shares sold	126,381,254	$ 1,323,067,943	274,813,451	$ 2,847,046,098
Shares issued in reinvestment of distributions	—	—	15,140,904	157,162,579
Shares redeemed	(153,086,080)	(1,599,400,665)	(200,840,031)	(2,082,508,612)
	(26,704,826)	$ (276,332,722)	89,114,324	$ 921,700,065
Investor A
Shares sold	23,315,069	$ 243,994,159	22,921,935	$ 237,599,422
Shares issued in reinvestment of distributions	—	—	676,834	7,018,776
Shares redeemed	(4,208,182)	(43,545,214)	(23,243,420)	(242,070,397)
	19,106,887	$ 200,448,945	355,349	$ 2,547,801
Notes to Consolidated Financial Statements

Notes to Consolidated Financial Statements (unaudited) (continued)

	Six Months Ended 06/30/26		Year Ended 12/31/25
Fund Name / Share Class (continued)	Shares	Amounts	Shares	Amounts
Systematic Multi-Strategy (continued)
Investor C
Shares sold	102,171	$ 1,063,097	298,522	$ 3,050,550
Shares issued in reinvestment of distributions	—	—	18,532	190,504
Shares redeemed and automatic conversion of shares	(182,302)	(1,884,296)	(368,548)	(3,768,150)
	(80,131)	$ (821,199)	(51,494)	$ (527,096)
Class K
Shares sold	5,924,863	$ 61,677,892	8,816,806	$ 91,534,712
Shares issued in reinvestment of distributions	—	—	270,633	2,806,467
Shares redeemed	(2,425,222)	(25,331,013)	(6,392,423)	(66,129,450)
	3,499,641	$ 36,346,879	2,695,016	$ 28,211,729
	(4,178,429)	$ (40,358,097)	92,113,195	$ 951,932,499
As of June 30, 2026, shares owned by BlackRock Financial Management, Inc., an affiliate of the Funds, were as follows:
Fund Name	Class K
Systematic Multi-Strategy	29,354
12.
SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the consolidated financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the consolidated financial statements.

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Additional Information

Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Directors, Officers, and Others
Compensation to the independent directors/trustees of the Fund and the Trust, as applicable,  is paid by the Fund and the Trust, on behalf of the Funds.
General Information
Quarterly performance, shareholder reports, semi-annual and annual financial statements, current net asset value and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.
Electronic Delivery
Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program.
To enroll in electronic delivery:
Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:
Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.
Shareholders Who Hold Accounts Directly with BlackRock:
1. Access the BlackRock website at blackrock.com
2. Select “Access Your Account”
3. Next, select “eDelivery” in the “Related Resources” box and follow the sign-up instructions.
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.
Additional Information

Additional Information (continued)

Fund and Service Providers
Investment Adviser
BlackRock Advisors, LLC
Wilmington, DE 19809
Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809
Sub-Adviser
BlackRock International Limited
Edinburgh, EH3 5PP
United Kingdom
BlackRock Asset Management North Asia Limited(a)
Hong Kong
BlackRock (Singapore) Limited(b)
079912 Singapore
(a) For Systematic Multi-Strategy Fund only
(b) For Strategic Global Bond Fund only
Accounting Agent and Custodian
State Street Bank and Trust Company
Boston, MA 02114
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Westborough, MA 01581
Distributor
BlackRock Investments, LLC
New York, NY 10001
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02110
Legal Counsel
Willkie Farr & Gallagher LLP
New York, NY 10019
Address of the Funds
100 Bellevue Parkway
Wilmington, DE 19809

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Disclosure of Investment Advisory Agreements and Sub-Advisory Agreements

The Board of Directors/Trustees (the “Board,” the members of which are referred to as “Board Members”) of BlackRock Strategic Global Bond Fund, Inc. (the “Company”) and BlackRock Funds IV (the “Trust”) met on May 7, 2026 (the “May Meeting”) and June 4-5, 2026 (the “June Meeting”) to consider the approval to continue the investment advisory agreements (the “Advisory Agreements”) between each of the Company, on behalf of BlackRock Strategic Global Bond Fund, Inc. (the “Strategic Global Bond Fund”), and the Trust, on behalf of BlackRock Systematic Multi-Strategy Fund (the “Systematic Multi-Strategy Fund,” and together with the Strategic Global Bond Fund, the “Funds” and each, a “Fund”), and BlackRock Advisors, LLC (the “Manager”), each Fund’s investment advisor. The Board also considered the approval to continue the sub-advisory agreements (the “Sub-Advisory Agreements”) between (1) the Manager and BlackRock International Limited (“BIL”), with respect to each Fund, (2) the Manager and BlackRock (Singapore) Limited (“BSL”), with respect to Strategic Global Bond Fund and (3) the Manager and BlackRock Asset Management North Asia Limited (“BAMNA”, and together with BIL and BSL, the “Sub-Advisors”), with respect to Systematic Multi-Strategy Fund. The Manager and the Sub-Advisors are referred to herein as “BlackRock.” The Advisory Agreements and the Sub-Advisory Agreements are referred to herein as the “Agreements.”
The Approval Process
Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), the Board considers the approval of the continuation of the Agreements for each Fund on an annual basis. The Board Members who are not “interested persons” of the Trust or the Company, as defined in the 1940 Act, are considered independent Board Members (the “Independent Board Members”). The Board’s consideration entailed a year-long deliberative process during which the Board and its committees assessed BlackRock’s various services to each Fund, including through the review of written materials and oral presentations, and the review of additional information provided in response to requests from the Independent Board Members. The Board had four quarterly meetings during the year, as well as numerous ad hoc meetings and executive sessions throughout the year, as needed. The committees of the Board similarly met throughout the year. The Board also held the May Meeting to consider specific information regarding the renewal of the Agreements. In considering the renewal of the Agreements, the Board assessed, among other things, the nature, extent and quality of the services provided to each Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of each Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services. Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of BlackRock’s management.
During the year, the Board, acting directly and through its committees, considered information that was relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by BlackRock to each Fund and its shareholders. BlackRock also provided additional information to the Board in response to specific questions and requests from the Board. Among the matters the Board considered were:  (a) investment performance for one-year, three-year, five-year, and/or since inception periods, as applicable, against peer funds, relevant benchmarks, and other performance metrics, as applicable, as well as BlackRock senior management’s and portfolio managers’ investment performance analyses, and the reasons for any material outperformance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by each Fund for applicable services; (c) Fund operating expenses and how BlackRock allocates expenses to each Fund; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of each Fund’s investment objective, policies and restrictions, and meeting regulatory requirements; (e) BlackRock’s and each Fund’s development and application of applicable compliance policies and procedures; (f) the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services, as applicable; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) execution quality of portfolio transactions; (j) BlackRock’s implementation of each Fund’s valuation and liquidity procedures; (k) an analysis of management fees paid to BlackRock for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to each Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.
Prior to and in preparation for the May Meeting, the Board prepared and submitted questions, requested specific materials, and received and reviewed materials specifically relating to the renewal of the Agreements. The Independent Board Members engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to the Board to better assist its deliberations. The materials provided in connection with the May Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper classification or Morningstar category, regarding each Fund’s fees and expenses as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of each Fund as compared with a peer group of funds (“Performance Peers”); (b) information on the composition of the Expense Peers and Performance Peers and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreements and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds, and separately managed accounts, under similar investment mandates, as well as the performance of such other products, as applicable; (e) a review of non-management fees, as applicable; (f) the existence, impact and sharing of potential economies of scale, if any, with each Fund; (g) a summary of aggregate amounts paid by each Fund to BlackRock; (h) sales and redemption data regarding each Fund’s shares; and (i) various additional information requested by the Board as appropriate regarding BlackRock’s and each Fund’s operations.
At the May Meeting, the Board reviewed materials relating to its consideration of the Agreements and the Independent Board Members presented BlackRock with questions and requests for additional information. BlackRock responded to these questions and requests with additional written information in advance of the June Meeting, and such responses were reviewed by the Board Members.
At the June Meeting, the Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of each Fund as compared to its Performance Peers and to other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with each Fund; (d) each Fund’s fees and expenses compared to its Expense Peers; (e) the existence and sharing of potential economies of scale; (f) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with each Fund; and (g) other factors deemed relevant by the Board Members.
Disclosure of Investment Advisory Agreements and Sub-Advisory Agreements

Disclosure of Investment Advisory Agreements and Sub-Advisory Agreements (continued)

The Board also considered other matters it deemed important to the approval process, such as other payments made or benefits that inure to BlackRock or its affiliates, including relating to, as applicable, securities lending and cash management activities of a Fund.  The Board noted the willingness of BlackRock’s personnel to engage in open, candid discussions with the Board. The Board evaluated the information available to it on a fund-by-fund basis. The following paragraphs provide more information about some of the primary factors that were relevant to the Board’s decision. The Board Members did not identify any particular information, or any single factor as determinative, and each Board Member may have attributed different weights to the various items and factors considered.
A. Nature, Extent and Quality of the Services Provided by BlackRock
The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services, and the resulting performance of each Fund. Throughout the year, the Board compared Fund performance to the performance of a comparable group of funds, relevant benchmarks, and performance metrics, as applicable. Throughout the year, the Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by each Fund’s portfolio management team discussing each Fund’s performance, investment strategies and outlook.
The Board considered, among other factors, with respect to BlackRock: the experience of each Fund’s portfolio management team (including the tenure of or changes in the portfolio management team); research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of certain trading, portfolio management, operations and/or information systems owned by BlackRock; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks, the role of BlackRock’s Risk & Quantitative Analysis Group, and BlackRock’s policies and procedures for third-party vendor oversight. The Board engaged in a review of BlackRock’s compensation structure with respect to each Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.
In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services provided to each Fund. BlackRock and its affiliates provide each Fund with certain administrative, shareholder and other services (in addition to any such services provided to a Fund by third parties) and officers and other personnel as are necessary for the operations of each Fund. In particular, BlackRock and its affiliates provide each Fund with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information, and periodic shareholder reports; (ii) oversight of daily accounting and net asset value; and services related to the valuation and pricing of the Fund’s portfolio holdings; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third-party service providers including, among others, each Fund’s custodian, fund accountant, transfer agent, and auditor; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of each Fund, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing each Fund’s distribution partners, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations. The Board also considered the operation of BlackRock’s business continuity plans.
The Board noted that the engagement of the Sub-Advisors with respect to each Fund, as applicable, facilitates the provision of investment advice and trading by investment personnel located outside of the United States. The Board considered that this arrangement provides additional flexibility to the portfolio management team, which may benefit each Fund and its shareholders.
B.  The Investment Performance of each Fund
The Board, including the Independent Board Members, reviewed and considered the performance history of each Fund throughout the year and at the May Meeting. The Board was provided with Fund performance reporting and analysis, relative to applicable performance metrics, by BlackRock throughout the year and at the May Meeting. In preparation for the May Meeting, the Board was also provided with reports independently prepared by Broadridge, which included an analysis of each Fund’s performance as of December 31, 2025, as compared to its Performance Peers. Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, the Board received and reviewed information regarding the investment performance of each Fund as compared to its Performance Peers. The Board and its Performance Oversight Committee regularly review and meet with Fund management to discuss the performance of each Fund throughout the year.
The Board noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and its Performance Peers (for example, the investment objectives and strategies). Further, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance, and that a single investment theme could have the ability to disproportionately affect long-term performance.
The Board noted that for the one-, three- and five-year periods reported, the Strategic Global Bond Fund ranked in the third, second and second quartiles, respectively, against its Performance Peers. The Board and BlackRock reviewed the Strategic Global Bond Fund’s underperformance relative to its Performance Peers during the applicable period.
The Board noted that for the one-, three-, and five-year periods reported, the Systematic Multi-Strategy Fund ranked in the fourth, third and third quartiles, respectively, against its Performance Peers. The Board and BlackRock reviewed the Systematic Multi-Strategy Fund’s underperformance relative to its Performance Peers during the applicable periods.

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Disclosure of Investment Advisory Agreements and Sub-Advisory Agreements (continued)

C.  Consideration of the Advisory/Management Fees and the Estimated Costs of the Services and Estimated Profits Realized by BlackRock and its Affiliates from their Relationship with each Fund
The Board, including the Independent Board Members, reviewed each Fund’s contractual management fee rate compared with those of its Expense Peers. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers. The Board also compared each Fund’s total expense ratio, as well as its actual management fee rate, to those of its Expense Peers. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non-12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers, and the actual management fee rate gives effect to any management fee reimbursements or waivers. The Board considered that the fee and expense information in the Broadridge report for each Fund reflected information for a specific period and that historical asset levels and expenses may differ from current levels, particularly in a period of market volatility. The Board also noted that while it found the expense comparison provided by Broadridge generally useful, it recognized that the comparison is subject to Broadridge’s defined peer selection criteria and methodology. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).
The Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to each Fund.  The Board reviewed BlackRock’s estimated profitability with respect to each Fund and other funds the Board currently oversees for the year ended December 31, 2025 compared to available aggregate estimated profitability data provided for the prior two years. The Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. The Board thus recognized the limitations of calculating and comparing profitability at the individual fund level.
The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of BlackRock’s technology business, BlackRock’s expense management, and the relative product mix. The Board noted that, in general, individual fund or product line profitability information for other advisors is not publicly available.
The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time and resources, assumption of risk, and liability profile in servicing each Fund, including in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.
The Board noted that the Strategic Global Bond Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile relative to the Strategic Global Bond Fund’s Expense Peers. The Board also noted that the Strategic Global Bond Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Strategic Global Bond Fund increases above certain contractually specified levels. The Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the size of the Strategic Global Bond Fund decreases below certain contractually specified levels. The Board further noted that BlackRock and the Board have contractually agreed to a cap on the Strategic Global Bond Fund’s total expenses as a percentage of the Strategic Global Bond Fund’s average daily net assets on a class-by-class basis.
The Board noted that the Systematic Multi-Strategy Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio ranked in the second and first quartiles, respectively, relative to the Systematic Multi-Strategy Fund’s Expense Peers. The Board further noted that the Systematic Multi-Strategy Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Systematic Multi-Strategy Fund increases above certain contractually specified levels. The Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the size of the Systematic Multi-Strategy Fund decreases below certain contractually specified levels. The Board also noted that BlackRock and the Board have contractually agreed to a cap on the Systematic Multi-Strategy Fund’s total expenses as a percentage of the Systematic Multi-Strategy Fund’s average daily net assets on a class-by-class basis.
D.  Economies of Scale
The Board, including the Independent Board Members, considered the extent to which any economies of scale might benefit each Fund in a variety of ways as the assets of each Fund increase. The Board considered multiple factors, including the advisory fee rate and breakpoints, unitary fee structure, fee waivers, and/or expense caps, as applicable. The Board considered each Fund’s asset levels and whether the current fee schedule was appropriate.
E.  Other Factors Deemed Relevant by the Board Members
The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from BlackRock’s respective relationships with each Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to each Fund, including for administrative, distribution, securities lending, and cash management services. The Board also noted the revenue received by BlackRock and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BlackRock and/or its affiliates. With respect to securities lending, during the year the Board also considered information provided by independent third-party consultants related to the performance of each BlackRock affiliate as securities lending agent. The Board considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board noted that, subject to applicable law, BlackRock may use and benefit from third-party research obtained by soft dollars generated by
Disclosure of Investment Advisory Agreements and Sub-Advisory Agreements

Disclosure of Investment Advisory Agreements and Sub-Advisory Agreements (continued)

certain registered fund transactions to assist in managing all or a number of its other client accounts. Throughout the year, the Board also received information and reporting, as applicable, regarding BlackRock’s soft dollar, brokerage, and trade execution practices.
Conclusion
At the June Meeting, in a continuation of the discussions that occurred during the May Meeting, and as a culmination of the Board’s year-long deliberative process, the Board, including the Independent Board Members, unanimously approved the continuation of the Advisory Agreements between the Manager and the Company, on behalf of the Strategic Global Bond Fund, and the Manager and the Trust, on behalf of the Systematic Multi-Strategy Fund, for a one-year term ending June 30, 2027, and the Sub-Advisory Agreements between (1) the Manager and BIL, with respect to each Fund, (2) the Manager and BSL, with respect to the Strategic Global Bond Fund, and (3) the Manager and BAMNA, with respect to the Systematic Multi-Strategy Fund, for a one-year term ending June 30, 2027. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent Board Members, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of each Fund and its shareholders. In arriving at its decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were advised by independent legal counsel throughout the deliberative process.

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Glossary of Terms Used in these Financial Statements

Currency Abbreviation
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Yuan
CNY	Chinese Yuan
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
DOP	Dominican Peso
EGP	Egyptian Pound
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NGN	Nigerian Naira
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peru Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian Leu
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwan Dollar
USD	United States Dollar
UYU	Uruguayan Peso
ZAR	South African Rand

Portfolio Abbreviation
ABS	Asset-Backed Security
ADR	American Depositary Receipt
AMT	Alternative Minimum Tax
ARB	Airport Revenue Bonds
BBSW	Bank Bill Swap Rate
BUBOR	Budapest Interbank Offered Rate
BZDIOVER	Overnight Brazil Interbank Deposit (CETIP)
CDC	Certificate of Deposit Rate
CLO	Collateralized Loan Obligation
CME	Chicago Mercantile Exchange
CMT	Constant Maturity Treasury
COOIS	Columbia Overnight Interbank Reference Rate
CPI	Consumer Price Index
CVR	Contingent Value Right
DAC	Designated Activity Company
DIP	Debtor-In-Possession
ESTR	Euro Short Term Rate
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
FREMF	Freddie Mac Multifamily Securities
HIBOR	Hong Kong Interbank Offered Rate
JIBAR	Johannesburg Interbank Average Rate
JSC	Joint Stock Company
KLIBOR	Kuala Lumpur Interbank Offered Rate
MIBOR	Mumbai Interbank Offered Rate
MSCI	Morgan Stanley Capital International
MXIBTIIE	Mexico Interbank TIIE 28-Day
PCL	Public Company Limited
PIK	Payment-in-Kind
PIPE	Private Investment in Public Equity
PRIBOR	Prague Interbank Offer Rate
RB	Revenue Bonds
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
S&P	Standard & Poor’s
SAB	Special Assessment Bonds
SAN	State Aid Notes
SCA	Societe en Commandite par Actions
SHIR	ILS - Shekel Overnight Interest Rate
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Interbank Average Rate
SORA	Singapore Overnight Rate Average
SPDR	Standard & Poor’s Depository Receipt
STACR	Structured Agency Credit Risk
TBA	To-Be-Announced
THOR	Thai Overnight Repurchase Rate
TIIEFONDEO	MXN - Overnight TIIE Funding Rate
WIBOR	Warsaw Interbank Offered Rate
Glossary of Terms Used in these Financial Statements

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This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Item 8 – Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7

Item 9 – Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 – Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7

Item 11 – Statement Regarding Basis for Approval of Investment Advisory Contract – See Item 7

Item 12 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 13 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 14 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 15 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 16 – Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940

Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable

Item 18 – Recovery of Erroneously Awarded Compensation – Not Applicable

Item 19 – Exhibits attached hereto

(a)(1) Code of Ethics – Not Applicable to this semi-annual report

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable

(a)(3) Section 302 Certifications are attached

(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

(a)(5) Change in registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds IV

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Funds IV

Date: August 21, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Funds IV

Date: August 21, 2026

By:	/s/ Trent Walker
Trent Walker
Chief Financial Officer (principal financial officer) of BlackRock Funds IV

Date: August 21, 2026